UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD aBBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2014

Item 1: Report(s) to Shareholders.

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Core Fixed Income Fund

Total Return Fund

For the six-month period ended May 31, 2014

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments

5	Core Fixed Income Fund

22	Total Return Fund

44	Statements of Assets and Liabilities

46	Statements of Operations

47	Statements of Changes in Net Assets

49	Financial Highlights

65	Notes to Financial Statements

80	Supplemental Information to Shareholders

Lord Abbett Investment Trust
Lord Abbett Core Fixed Income Fund
and Lord Abbett Total Return Fund
Semiannual Report

For the six-month period ended May 31, 2014

Daria L. Foster, Trustee, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2014. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

1

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 through May 31, 2014).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 12/1/13 – 5/31/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/13	5/31/14	12/1/13 – 5/31/14
Class A
Actual	$1,000.00	$1,037.30	$4.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.69	$4.28
Class B
Actual	$1,000.00	$1,033.30	$8.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.70	$8.30
Class C
Actual	$1,000.00	$1,034.20	$7.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.44
Class F
Actual	$1,000.00	$1,037.80	$3.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.19	$3.78
Class I
Actual	$1,000.00	$1,038.30	$3.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.74	$3.23
Class P
Actual	$1,000.00	$1,036.00	$5.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.50	$5.49
Class R2
Actual	$1,000.00	$1,035.20	$6.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.29
Class R3
Actual	$1,000.00	$1,035.80	$5.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.25	$5.74

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.65% for Class B, 1.48% for Class C, 0.75% for Class F, 0.64% for Class I, 1.09% for Class P, 1.25% for Class R2 and 1.14% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2014

Sector*	%**
Auto	0.31%
Basic Industry	0.49%
Consumer Cyclicals	1.40%
Consumer Discretionary	0.21%
Consumer Services	0.82%
Consumer Staples	0.79%
Energy	2.76%
Financial Services	21.51%
Foreign Government	1.31%
Health Care	0.33%

Sector*	%**
Integrated Oils	1.61%
Materials and Processing	1.73%
Municipal	1.43%
Producer Durables	0.53%
Technology	0.28%
Telecommunications	0.56%
Transportation	0.30%
U.S. Government	56.82%
Utilities	1.79%
Repurchase Agreement	5.02%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/13	5/31/14	12/1/13 – 5/31/14
Class A
Actual	$1,000.00	$1,042.90	$4.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.69	$4.28
Class B
Actual	$1,000.00	$1,039.80	$8.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.70	$8.30
Class C
Actual	$1,000.00	$1,039.70	$7.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.50	$7.49
Class F
Actual	$1,000.00	$1,043.40	$3.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.19	$3.78
Class I
Actual	$1,000.00	$1,043.90	$3.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class P
Actual	$1,000.00	$1,042.50	$5.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.45	$5.54
Class R2
Actual	$1,000.00	$1,040.90	$6.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.29
Class R3
Actual	$1,000.00	$1,042.40	$5.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.20	$5.79

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.65% for Class B, 1.48% for Class C, 0.75% for Class F, 0.65% for Class I, 1.10% for Class P, 1.25% for Class R2 and 1.15% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2014

Sector*	%**
Auto	0.38%
Basic Industry	0.94%
Consumer Cyclicals	2.39%
Consumer Discretionary	0.51%
Consumer Services	1.22%
Consumer Staples	1.25%
Energy	4.84%
Financial Services	24.03%
Foreign Government	2.84%
Health Care	0.73%

Sector*	%**
Integrated Oils	1.73%
Materials and Processing	2.37%
Municipal	1.68%
Producer Durables	1.00%
Technology	0.71%
Telecommunications	1.49%
Transportation	0.48%
U.S. Government	46.53%
Utilities	2.73%
Repurchase Agreement	2.15%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND May 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 108.83%

ASSET-BACKED SECURITIES 13.04%

Automobiles 4.87%
Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	$1,396	$1,398,521
Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	2,685	2,688,887
Ally Auto Receivables Trust 2012-SN1 A3	0.57%	8/20/2015	1,140	1,140,080
Ally Auto Receivables Trust 2013-2 A2A	0.54%	7/15/2016	2,929	2,931,802
Ally Auto Receivables Trust 2013-SN1 A2	0.52%	5/20/2015	741	741,514
AmeriCredit Automobile Receivables Trust 2012-2 A3	1.05%	10/11/2016	2,132	2,135,105
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	897	897,444
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	530	530,074
AmeriCredit Automobile Receivables Trust 2013-3 A2	0.68%	10/11/2016	2,529	2,531,920
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	1,161	1,162,230
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	1,565	1,567,414
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	228	228,445
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	582	582,448
CarMax Auto Owner Trust 2012-2 A3	0.84%	3/15/2017	3,208	3,216,818
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	3,675	3,678,151
Ford Credit Auto Owner Trust 2012-D A3	0.51%	4/15/2017	1,640	1,641,332
Ford Credit Auto Owner Trust 2013-D A2	0.45%	8/15/2016	1,680	1,680,682
Honda Auto Receivables Owner Trust 2012-1 A3	0.77%	1/15/2016	1,286	1,288,537
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	3,133	3,140,793
Huntington Auto Trust 2012-2 A2	0.38%	9/15/2015	214	213,698
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	3,965	3,971,655
Hyundai Auto Lease Securitization Trust 2013-B A2†	0.75%	3/15/2016	1,673	1,676,494
Hyundai Auto Receivables Trust 2013-C A2	0.57%	6/15/2016	3,743	3,747,911
M&T Bank Auto Receivables Trust 2013-1A A2†	0.66%	2/16/2016	2,367	2,369,530
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%	6/15/2015	801	800,798
Mercedes-Benz Auto Lease Trust 2013-B A2	0.53%	9/15/2015	3,275	3,276,767
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	3,235	3,237,489
Santander Drive Auto Receivables Trust 2012-4 A3	1.04%	8/15/2016	2,459	2,461,965

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%		2/16/2016	$13	$12,681
Santander Drive Auto Receivables Trust 2013-1 A2	0.48%		2/16/2016	13	13,312
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%		3/15/2016	245	245,285
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	1,074	1,074,315
Santander Drive Auto Receivables Trust 2013-4 A2	0.89%		9/15/2016	1,158	1,159,321
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%		6/15/2017	1,525	1,527,149
Toyota Auto Receivables Owner Trust 2013-B A2	0.48%		2/15/2016	1,971	1,971,806
Volkswagen Auto Lease Trust 2012-A A3	0.87%		7/20/2015	1,438	1,439,912
World Omni Auto Receivables Trust 2013-B A2	0.48%		11/15/2016	2,840	2,842,290
Total					65,224,575

Credit Cards 4.71%
American Express Credit Account Master Trust 2009-2 A	1.401%	#	3/15/2017	6,000	6,015,405
Bank of America Credit Card Trust 2007-A10	0.221%	#	12/15/2016	6,390	6,389,102
Bank of America Credit Card Trust 2007-A3	0.171%	#	11/15/2016	1,795	1,794,865
Bank One Issuance Trust 2004-A3	0.321%	#	2/15/2017	2,405	2,405,137
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	2,210	2,224,294
Citibank Credit Card Issuance Trust 2004-A8	4.90%		12/12/2016	2,500	2,560,756
Citibank Credit Card Issuance Trust 2005-A2	4.85%		3/10/2017	3,665	3,792,491
Citibank Credit Card Issuance Trust 2009-A4	4.90%		6/23/2016	5,365	5,380,569
Citibank Omni Master Trust 2009-A13†	5.35%		8/15/2018	2,959	2,989,346
Citibank Omni Master Trust 2009-A14A†	2.901%	#	8/15/2018	6,000	6,032,808
Discover Card Execution Note Trust 2011-A3 A	0.361%	#	3/15/2017	3,350	3,351,437
Discover Card Execution Note Trust 2012-A1	0.81%		8/15/2017	4,550	4,565,345
Discover Card Execution Note Trust 2012-B3	0.601%	#	5/15/2018	1,650	1,653,579
Discover Card Master Trust 2012-A3 A	0.86%		11/15/2017	3,000	3,015,089
Dryrock Issuance Trust 2012-1 A	0.301%	#	8/15/2017	4,125	4,124,546
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	1,350	1,350,960
GE Capital Credit Card Master Note Trust 2010-1 A	3.69%		3/15/2018	3,500	3,587,136
GE Capital Credit Card Master Note Trust 2012-1 A	1.03%		1/15/2018	1,780	1,785,960
Total					63,018,825

Other 3.46%
ARES CLO Ltd. 2007-3RA A2†	0.449%	#	4/16/2021	1,615	1,596,690
Avenue CLO VI Ltd. 2007-6A A2	0.576%	#	7/17/2019	1,250	1,208,408

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
CIFC Funding II Ltd. 2014-2A A1L†	1.725%	#	5/26/2026	$1,300	$1,298,795
Fairway Loan Funding Co. 2006-1A A3L†	0.886%	#	10/17/2018	1,600	1,580,999
Fore CLO Ltd. 2007-1A A2†	0.678%	#	7/20/2019	850	824,013
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.535%	#	12/20/2020	1,500	1,470,470
Gleneagles CLO Ltd. 2005-1A B†	0.775%	#	11/1/2017	600	584,928
Harch CLO III Ltd. 2007-1A B†	0.627%	#	4/17/2020	750	732,245
HLSS Servicer Advance Receivables Backed Notes 2012-T2 B2†	2.48%		10/15/2045	865	870,135
HLSS Servicer Advance Receivables Backed Notes 2012-T2 D2†	4.94%		10/15/2045	360	369,305
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B2†	1.744%		1/16/2046	1,850	1,848,175
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B3†	2.734%		1/15/2048	1,150	1,149,433
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	1,000	1,000,502
HLSS Servicer Advance Receivables Backed Notes 2013-T2 C2†	1.843%		5/16/2044	1,100	1,101,652
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	1,500	1,489,378
HLSS Servicer Advance Receivables Backed Notes 2013-T5 AT5†	1.979%		8/15/2046	2,000	2,013,733
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	1,895	1,897,264
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	1,500	1,506,426
HLSS Servicer Advance Receivables Backed Notes 2013-T7 BT7†	2.229%		11/15/2046	3,500	3,501,340
HLSS Servicer Advance Receivables Backed Notes 2014-T1 CT1†	1.79%		1/17/2045	1,575	1,576,617
Illinois Student Assistance Commission 2010-1 A2	1.279%	#	4/25/2022	983	993,462
JFIN Revolver CLO Ltd. 2013-1A A†	1.497%	#	1/20/2021	2,250	2,243,161
KKR Financial CLO Corp. 2007-1A A†	0.574%	#	5/15/2021	2,096	2,076,809
KKR Financial CLO Corp. 2007-1A B†	0.974%	#	5/15/2021	1,250	1,213,787
Liberty CLO Ltd. 2005-1A A1C†	0.475%	#	11/1/2017	614	613,159
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	1,600	1,589,966
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T2 AT2†	2.377%		3/15/2047	950	947,079
SLM Student Loan Trust 2010-A 2A†	3.401%	#	5/16/2044	1,838	1,956,687

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
SLM Student Loan Trust 2011-B A1†	1.001%	#	12/16/2024	$476	$478,340
SLM Student Loan Trust 2012-C A1†	1.251%	#	8/15/2023	1,305	1,315,486
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.546%	#	4/17/2021	1,750	1,663,651
Structured Asset Securities Corp. 2005-WF1 A3	0.812%	#	2/25/2035	988	976,739
Venture VIII CDO Ltd. 2007-8A A1A†	0.508%	#	7/22/2021	1,250	1,213,406
Westchester CLO Ltd. 2007-1A A1A†	0.45%	#	8/1/2022	1,404	1,389,382
Total					46,291,622
Total Asset-Backed Securities (cost $174,703,849)					174,535,022

CORPORATE BONDS 25.03%

Automotive 0.37%
Ford Motor Co.	6.375%		2/1/2029	697	836,754
Ford Motor Co.	6.625%		10/1/2028	1,311	1,611,780
Ford Motor Co.	7.45%		7/16/2031	1,045	1,396,916
Kia Motors Corp. (South Korea)†(a)	3.625%		6/14/2016	1,000	1,044,061
Total					4,889,511

Banks: Money Center 0.36%
Export-Import Bank of Korea (South Korea)(a)	3.75%		10/20/2016	650	691,493
Zions Bancorporation	4.50%		3/27/2017	2,230	2,382,211
Zions Bancorporation	4.50%		6/13/2023	1,668	1,701,200
Total					4,774,904

Banks: Regional 2.95%
Banco Bradesco SA†	5.75%		3/1/2022	2,900	3,052,250
Banco Inbursa SA Institucion de Banca Multiple (Mexico)(a)	4.125%		6/6/2024	900	888,174
Bank of America Corp.	5.70%		5/2/2017	855	949,332
Citigroup, Inc.	5.50%		9/13/2025	4,425	4,902,630
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	279	314,090
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	2,825	3,273,915
Goldman Sachs Group, Inc. (The)	5.95%		1/15/2027	2,303	2,618,716
JPMorgan Chase & Co.	4.35%		8/15/2021	3,850	4,201,717
Lloyds TSB Bank plc (United Kingdom)†(a)	6.50%		9/14/2020	3,955	4,629,850
Macquarie Bank Ltd. (Australia)†(a)	6.625%		4/7/2021	2,231	2,576,593
Morgan Stanley	4.10%		5/22/2023	418	421,677
Morgan Stanley	5.00%		11/24/2025	1,900	2,020,804
Morgan Stanley	5.50%		7/28/2021	669	766,053
Morgan Stanley	6.00%		4/28/2015	1,100	1,153,199

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Banks: Regional (continued)
PKO Finance AB (Sweden)†(a)	4.63%	9/26/2022	$1,200	$1,267,500
Standard Chartered plc (United Kingdom)†(a)	3.95%	1/11/2023	2,250	2,231,309
Turkiye Halk Bankasi AS (Turkey)†(a)	3.875%	2/5/2020	234	224,757
Wells Fargo & Co.	3.45%	2/13/2023	4,022	4,003,254
Total				39,495,820

Beverages 0.39%
Corporacion Lindley SA (Peru)†(a)	4.625%	4/12/2023	1,950	1,903,687
Embotelladora Andina SA (Chile)†(a)	5.00%	10/1/2023	900	965,254
Pernod Ricard SA (France)†(a)	5.75%	4/7/2021	1,990	2,297,881
Total				5,166,822

Biotechnology Research & Production 0.22%
Amgen, Inc.	6.40%	2/1/2039	2,299	2,914,132

Broadcasting 0.12%
Cox Communications, Inc.†	8.375%	3/1/2039	1,175	1,662,825

Brokers 0.48%
Jefferies Group LLC	6.875%	4/15/2021	1,827	2,146,725
Raymond James Financial, Inc.	8.60%	8/15/2019	3,380	4,306,377
Total				6,453,102

Building Materials 0.23%
Owens Corning, Inc.	9.00%	6/15/2019	955	1,205,286
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	1,800	1,917,000
Total				3,122,286

Cable Services 0.43%
Time Warner Cable, Inc.	6.55%	5/1/2037	2,383	2,974,759
Time Warner Cable, Inc.	7.30%	7/1/2038	2,097	2,830,132
Total				5,804,891

Chemicals 0.88%
CF Industries, Inc.	7.125%	5/1/2020	2,985	3,655,670
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	3,218	3,543,588
Montell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	2,300	3,102,665
NewMarket Corp.	4.10%	12/15/2022	1,532	1,539,416
Total				11,841,339

Communications Services 0.15%
Juniper Networks, Inc.	4.60%	3/15/2021	1,908	2,048,847

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer Products 0.19%
Tupperware Brands Corp.	4.75%	6/1/2021	$2,348	$2,512,482

Data Product, Equipment & Communications 0.06%
Fidelity National Information Services, Inc.	5.00%	3/15/2022	750	790,437

Electric: Power 1.34%
CEZ AS (Czech Republic)†(a)	4.25%	4/3/2022	750	786,904
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,944	2,303,516
Empresas Publicas de Medellin ESP (Colombia)†(a)	7.625%	7/29/2019	1,400	1,687,000
Entergy Corp.	5.125%	9/15/2020	3,775	4,214,372
Exelon Generation Co. LLC	4.25%	6/15/2022	1,500	1,569,354
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	4,710	5,314,712
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	2,108,466
Total				17,984,324

Electrical: Household 0.06%
Energizer Holdings, Inc.	4.70%	5/19/2021	787	802,941

Electronics 0.13%
PerkinElmer, Inc.	5.00%	11/15/2021	1,564	1,693,307

Energy Equipment & Services 0.72%
Alta Wind Holdings LLC†	7.00%	6/30/2035	1,042	1,165,031
Energy Transfer Partners LP	6.625%	10/15/2036	1,210	1,442,061
Energy Transfer Partners LP	7.50%	7/1/2038	1,013	1,317,742
Energy Transfer Partners LP	9.00%	4/15/2019	2,165	2,790,415
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,915,575
Total				9,630,824

Engineering & Contracting Services 0.02%
AGCO Corp.	5.875%	12/1/2021	300	333,045

Financial Services 2.20%
Air Lease Corp.	3.875%	4/1/2021	1,000	1,022,500
Air Lease Corp.	4.75%	3/1/2020	1,500	1,621,875
Bank of America Corp.	7.625%	6/1/2019	2,845	3,536,986
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	2,200	2,244,777
FMR LLC†	7.57%	6/15/2029	2,625	3,576,056
General Electric Capital Corp.	6.75%	3/15/2032	5,480	7,260,545
Lender Processing Services, Inc.	5.75%	4/15/2023	3,456	3,736,800
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029	2,350	3,014,944

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	$1,877	$1,935,942
Western Union Co. (The)	3.35%	5/22/2019	1,425	1,462,277
Total				29,412,702

Financial: Miscellaneous 0.81%
Fondo MIVIVIENDA SA (Peru)†(a)	3.375%	4/2/2019	1,500	1,522,500
Moody’s Corp.	4.50%	9/1/2022	2,600	2,742,332
Moody’s Corp.	5.50%	9/1/2020	1,550	1,763,112
NASDAQ OMX Group, Inc. (The)	4.25%	6/1/2024	902	906,160
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	1,317	1,455,770
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	2,200	2,446,655
Total				10,836,529

Food 0.30%
Flowers Foods, Inc.	4.375%	4/1/2022	625	653,813
Grupo Bimbo SAB de CV (Mexico)†(a)	4.875%	6/30/2020	3,000	3,303,993
Total				3,957,806

Food/Beverage 0.09%
BRF SA (Brazil)†(a)	4.75%	5/22/2024	900	892,125
Sigma Alimentos SA de CV (Mexico)†(a)	6.875%	12/16/2019	313	363,080
Total				1,255,205

Health Care Services 0.18%
Dignity Health	4.50%	11/1/2042	950	878,599
Omega Healthcare Investors, Inc.†	4.95%	4/1/2024	1,500	1,518,108
Total				2,396,707

Industrial Products 0.04%
KOC Holding AS (Turkey)†(a)	3.50%	4/24/2020	500	482,000

Insurance 0.35%
Markel Corp.	7.125%	9/30/2019	2,227	2,703,892
Willis North America, Inc.	7.00%	9/29/2019	1,675	1,981,083
Total				4,684,975

Investment Management Companies 0.26%
Grupo Aval Ltd.†	4.75%	9/26/2022	1,800	1,782,000
Lazard Group LLC	6.85%	6/15/2017	500	570,283
Oaktree Capital Management LP†	6.75%	12/2/2019	942	1,102,426
Total				3,454,709

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing 0.06%
Aviation Capital Group Corp.†	6.75%	4/6/2021	$761	$856,805

Leisure 0.12%
Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	1,230	1,540,330

Lodging 0.55%
Host Hotels & Resorts LP	5.25%	3/15/2022	4,940	5,486,418
Hyatt Hotels Corp.†	6.875%	8/15/2019	1,554	1,815,439
Total				7,301,857

Machinery: Agricultural 0.41%
Lorillard Tobacco Co.	6.875%	5/1/2020	1,184	1,428,379
Lorillard Tobacco Co.	8.125%	6/23/2019	1,568	1,965,352
Lorillard Tobacco Co.	8.125%	5/1/2040	1,550	2,087,487
Total				5,481,218

Manufacturing 0.19%
Hillenbrand, Inc.	5.50%	7/15/2020	2,375	2,548,807

Media 0.86%
21st Century Fox America, Inc.	6.20%	12/15/2034	1,268	1,551,407
21st Century Fox America, Inc.	6.90%	8/15/2039	677	892,142
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	3,809	3,889,941
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(a)	5.307%	5/11/2022	1,855	1,982,531
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	1,837	1,888,634
Time Warner, Inc.	7.625%	4/15/2031	985	1,370,810
Total				11,575,465

Metals & Minerals: Miscellaneous 0.17%
Barrick Gold Corp. (Canada)(a)	4.10%	5/1/2023	1,059	1,034,064
Barrick North America Finance LLC	4.40%	5/30/2021	1,215	1,247,190
Total				2,281,254

Natural Gas 0.47%
Fermaca Enterprises S de RL de CV (Mexico)†(a)	6.375%	3/30/2038	1,800	1,881,000
PT Perusahaan Gas Negara Persero Tbk (Indonesia)†(a)	5.125%	5/16/2024	2,000	2,017,500
SourceGas LLC†	5.90%	4/1/2017	886	939,202
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	1,000	1,402,465
Total				6,240,167

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 0.91%
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	$2,939	$3,624,683
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(a)	4.50%	10/3/2023	1,100	1,164,201
Continental Resources, Inc.	8.25%	10/1/2019	1,000	1,068,750
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.082%	12/30/2023	370	379,168
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	651	674,610
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	250	275,938
Petroleos Mexicanos (Mexico)†(a)	4.875%	1/18/2024	541	577,518
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	350	444,063
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	1,200	1,208,591
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(a)	4.199%	3/6/2022	1,500	1,395,075
Valero Energy Corp.	10.50%	3/15/2039	830	1,406,463
Total				12,219,060

Oil: Crude Producers 1.11%
Enbridge Energy Partners LP	9.875%	3/1/2019	2,750	3,642,317
Enterprise Products Operating LLC	7.55%	4/15/2038	795	1,115,321
Kerr-McGee Corp.	7.125%	10/15/2027	925	1,161,240
Kerr-McGee Corp.	7.875%	9/15/2031	1,000	1,398,108
Oleoducto Central SA (Colombia)†(a)	4.00%	5/7/2021	700	701,820
Plains Exploration & Production Co.	6.75%	2/1/2022	3,022	3,407,305
Ruby Pipeline LLC†	6.00%	4/1/2022	2,980	3,374,233
Total				14,800,344

Oil: Integrated Domestic 0.66%
El Paso Pipeline Partners Operating Co. LLC	4.30%	5/1/2024	2,000	2,038,904
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	800	1,009,086
Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	1,600	1,646,447
Korea National Oil Corp. (South Korea)†(a)	5.375%	7/30/2014	1,000	1,007,773
Rowan Cos., Inc.	7.875%	8/1/2019	2,548	3,137,075
Total				8,839,285

Oil: Integrated International 1.20%
ENI SpA (Italy)†(a)	5.70%	10/1/2040	4,800	5,388,782
Petrohawk Energy Corp.	6.25%	6/1/2019	600	650,700
Petrohawk Energy Corp.	7.25%	8/15/2018	500	526,250
Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044	1,650	1,709,813
Transocean, Inc.	6.375%	12/15/2021	3,341	3,837,947
Weatherford International Ltd.	9.875%	3/1/2039	2,513	3,966,469
Total				16,079,961

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 0.59%
Fibria Overseas Finance Ltd.	5.25%	5/12/2024	$810	$818,262
Georgia-Pacific LLC	8.875%	5/15/2031	3,290	4,943,972
Plum Creek Timberlands LP	4.70%	3/15/2021	2,007	2,181,173
Total				7,943,407

Real Estate Investment Trusts 0.97%
American Tower Corp.	4.70%	3/15/2022	2,512	2,672,979
EPR Properties	5.25%	7/15/2023	2,075	2,175,011
EPR Properties	7.75%	7/15/2020	2,293	2,762,856
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	3,156	3,700,293
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	591	673,287
Hospitality Properties Trust	4.65%	3/15/2024	925	954,584
Total				12,939,010

Retail 0.59%
Family Dollar Stores, Inc.	5.00%	2/1/2021	1,000	1,085,130
QVC, Inc.†	7.375%	10/15/2020	6,350	6,841,376
Total				7,926,506

Savings & Loan 0.21%
First Niagara Financial Group, Inc.	7.25%	12/15/2021	2,388	2,756,951

Steel 0.77%
Allegheny Technologies, Inc.	5.875%	8/15/2023	1,089	1,179,725
Allegheny Technologies, Inc.	9.375%	6/1/2019	4,475	5,596,802
GTL Trade Finance, Inc.†	7.25%	4/16/2044	500	530,000
Valmont Industries, Inc.	6.625%	4/20/2020	2,499	2,980,417
Total				10,286,944

Telecommunications 0.67%
Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.35%	5/20/2024	700	740,215
GTE Corp.	6.94%	4/15/2028	5,844	7,349,496
Verizon Communications, Inc.	7.75%	12/1/2030	630	866,767
Total				8,956,478

Tobacco 0.17%
Altria Group, Inc.	9.95%	11/10/2038	1,394	2,307,386

Transportation: Miscellaneous 0.29%
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	3,499	3,940,192

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities 0.54%
Origin Energy Finance Ltd. (Australia)†(a)	3.50%	10/9/2018	$3,000	$3,112,455
Public Service Co. of New Mexico	7.95%	5/15/2018	1,092	1,305,161
Williams Cos., Inc. (The)	8.75%	3/15/2032	2,210	2,823,480
Total				7,241,096

Utilities: Electrical 0.19%
Tennessee Valley Authority	3.50%	12/15/2042	2,795	2,572,429
Total Corporate Bonds (cost $319,757,827)				335,037,424

FOREIGN GOVERNMENT OBLIGATIONS 1.58%

Aruba 0.04%
Aruba Government†(a)	4.625%	9/14/2023	500	494,000

Bahamas 0.05%
Commonwealth of Bahamas†(a)	6.95%	11/20/2029	588	656,208

Bermuda 0.15%
Bermuda Government†	4.138%	1/3/2023	850	853,188
Bermuda Government†	5.603%	7/20/2020	1,000	1,116,000
Total				1,969,188

Brazil 0.15%
Federal Republic of Brazil(a)	4.25%	1/7/2025	600	612,750
Federal Republic of Brazil†(a)	5.333%	2/15/2028	1,000	1,007,500
Federal Republic of Brazil(a)	5.625%	1/7/2041	325	352,625
Total				1,972,875

Cayman Islands 0.10%
Cayman Islands Government†	5.95%	11/24/2019	1,200	1,363,200

Costa Rica 0.05%
Republic of Costa Rica†(a)	7.00%	4/4/2044	650	687,375

Indonesia 0.13%
Perusahaan Penerbit SBSN†(a)	3.30%	11/21/2022	1,350	1,257,188
Republic of Indonesia†(a)	5.875%	1/15/2024	400	450,000
Total				1,707,188

Mexico 0.20%
United Mexican States(a)	4.00%	10/2/2023	1,118	1,178,092
United Mexican States(a)	5.55%	1/21/2045	1,350	1,545,750
Total				2,723,842

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Panama 0.02%
Republic of Panama(a)	4.30%	4/29/2053	$275	$244,750

Philippines 0.13%
Republic of Philippines(a)	9.50%	10/21/2024	1,220	1,808,650

Poland 0.11%
Republic of Poland(a)	4.00%	1/22/2024	1,370	1,438,500

Qatar 0.06%
State of Qatar†(a)	3.125%	1/20/2017	750	791,775

Russia 0.26%
Russia Eurobonds†(a)	3.625%	4/29/2015	2,400	2,448,000
Russia Eurobonds†(a)	4.875%	9/16/2023	1,000	1,034,000
Total				3,482,000

Slovenia 0.08%
Republic of Slovenia†(a)	5.25%	2/18/2024	1,075	1,155,625

Trinidad And Tobago 0.05%
Republic of Trinidad & Tobago†(a)	4.375%	1/16/2024	600	650,700
Total Foreign Government Obligations (cost $20,408,787)				21,145,876

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.05%
Federal Home Loan Mortgage Corp. K027 A2	2.637%	1/25/2023	5,790	5,743,860
Federal Home Loan Mortgage Corp. K035 A2	3.458%	8/25/2023	2,695	2,825,024
Federal Home Loan Mortgage Corp. KS01 A2	2.522%	1/25/2023	2,482	2,459,467
Federal National Mortgage Assoc. 2013-M14 A	1.70%	8/25/2018	2,461	2,469,643
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	602	605,086
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $13,836,047)				14,103,080

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 22.08%
Federal Home Loan Mortgage Corp.	5.00%	11/1/2017 -6/1/2026	4,772	5,153,731
Federal National Mortgage Assoc.	3.00%	5/1/2043 -10/1/2043	21,100	20,922,213
Federal National Mortgage Assoc.(b)	3.50%	TBA	121,690	125,164,367
Federal National Mortgage Assoc.(b)	4.50%	TBA	47,000	50,848,125
Federal National Mortgage Assoc.	4.50%	11/1/2018	2,333	2,484,466
Federal National Mortgage Assoc.	5.50%	9/1/2034 -2/1/2038	15,540	17,397,950

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	5.50%	TBA	$12,370	$13,763,561
Federal National Mortgage Assoc.(b)	5.50%	8/1/2037	3,705	4,144,114
Federal National Mortgage Assoc.	6.50%	1/1/2036	82	93,946
Government National Mortgage Assoc.(b)	4.00%	TBA	52,000	55,493,750
Total Government Sponsored Enterprises Pass-Throughs (cost $289,987,072)				295,466,223

MUNICIPAL BONDS 1.72%

Education 0.12%
Univ of California Bd of Regs	6.27%	5/15/2031	1,450	1,614,807

Electric Revenue Bonds 0.09%
American Municipal Power, Inc.	7.834%	2/15/2041	875	1,244,267

Other Revenue 0.71%
Chicago, IL	6.845%	1/1/2038	350	390,331
Dallas Convention Center Hotel	7.088%	1/1/2042	1,550	1,958,828
Nashville & Davidson Cnty Met	6.731%	7/1/2043	1,000	1,268,060
San Diego Cnty Regl Arpt Auth	6.628%	7/1/2040	2,450	2,675,106
Southern California Metro Wtr	6.538%	7/1/2039	2,000	2,286,320
Southern California Metro Wtr	6.947%	7/1/2040	540	643,037
Univ of Massachusetts Bldg Auth	6.573%	5/1/2039	300	332,787
Total				9,554,469

Transportation 0.46%
Clark Cnty, NV	6.881%	7/1/2042	2,000	2,187,280
Metropolitan Washington Arpt	7.462%	10/1/2046	2,000	2,705,040
North Texas Tollway Auth	8.91%	2/1/2030	1,000	1,197,060
Total				6,089,380

Utilities 0.34%
Chicago, IL	6.742%	11/1/2040	1,315	1,573,871
Municipal Elec Auth of Georgia	7.055%	4/1/2057	1,550	1,762,195
New York City Muni Wtr Fin Aut	5.79%	6/15/2041	490	531,934
New York City Muni Wtr Fin Aut	6.124%	6/15/2042	465	514,044
New York City Muni Wtr Fin Aut	6.491%	6/15/2042	100	112,773
Total				4,494,817
Total Municipal Bonds (cost $21,641,889)				22,997,740

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.23%
Bear Stearns ALT-A Trust 2004-8 1A	0.852%	#	9/25/2034	$2,294	$2,246,031
Citigroup Commercial Mortgage Trust 2014-GC21 XA	1.503%	#	5/10/2047	25,143	2,385,455
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	1,485	1,623,706
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.331%	#	6/15/2022	831	824,601
Commercial Mortgage Pass-Through Certificates 2013-LC13 A2	3.009%		8/10/2046	3,764	3,929,029
Commercial Mortgage Pass-Through Certificates 2013-LC6 AM	3.282%		1/10/2046	1,165	1,162,568
Deutsche Mortgage Securities, Inc. 2009-RS2 4A1†	0.282%	#	4/26/2037	390	388,324
Granite Master Issuer plc 2006-3 A3 (United Kingdom)(a)	0.229%	#	12/20/2054	1,122	1,112,473
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(a)	0.349%	#	12/20/2054	964	955,709
Granite Master Issuer plc 2007-1 4A1 (United Kingdom)(a)	0.369%	#	12/20/2054	2,878	2,855,345
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	1,006	1,022,626
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	7	7,372
GS Mortgage Securities Corp. II 2012-GCJ9 A3	2.773%		11/10/2045	2,783	2,731,284
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,300	1,239,985
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 AS	4.117%		5/15/2045	1,200	1,281,288
JPMorgan Chase Commercial Mortgage Securities Trust 2012-CBX A3	3.139%		6/15/2045	2,116	2,200,559
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 AS	3.372%		12/15/2047	4,750	4,773,092
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A3	3.578%		2/15/2047	591	620,247
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A3	3.669%		4/15/2047	1,500	1,580,683
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA	1.454%	#	4/15/2047	4,980	326,090
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB	0.441%	#	4/15/2047	1,381	39,617
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3	3.669%		2/15/2047	2,687	2,827,904
Sequoia Mortgage Trust 2012-3 A1	3.50%		7/25/2042	501	499,914

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	$1,413	$1,327,056
Sequoia Mortgage Trust 2012-6 A2	1.808%		12/25/2042	2,132	1,935,023
Sequoia Mortgage Trust 2013-1 2A1	1.855%		2/25/2043	2	1,565
Sequoia Mortgage Trust 2013-2 A	1.874%		2/25/2043	2,177	1,958,136
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(a)	1.778%	#	1/21/2055	1,350	1,355,453
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	1,741	1,744,522
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	1,991	1,988,579
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%		8/10/2049	2,195	2,322,202
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	1,510	1,642,962
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	574	576,039
WF-RBS Commercial Mortgage Trust 2013-C12 AS	3.56%		3/15/2048	2,610	2,657,605
WF-RBS Commercial Mortgage Trust 2014-C20 A3	3.635%		5/15/2047	1,483	1,552,432
WF-RBS Commercial Mortgage Trust 2014-C20 XA	1.417%	#	5/15/2047	9,896	802,486
WF-RBS Commercial Mortgage Trust 2014-C20 XB	0.735%	#	5/15/2047	1,909	100,914
Total Non-Agency Commercial Mortgage-Backed Securities (cost $56,374,792)					56,598,876

U.S. TREASURY OBLIGATIONS 40.10%
U.S. Treasury Bond	3.625%		2/15/2044	56,569	60,011,733
U.S. Treasury Note	0.25%		4/15/2016	169,913	169,683,957
U.S. Treasury Note	0.375%		3/15/2015	60,743	60,883,013
U.S. Treasury Note	0.875%		4/15/2017	42,026	42,195,071
U.S. Treasury Note	1.25%		11/30/2018	60,056	59,718,185
U.S. Treasury Note	1.625%		4/30/2019	68,516	68,898,730
U.S. Treasury Note	2.125%		12/31/2015	48,464	49,908,469
U.S. Treasury Note	2.50%		5/15/2024	25,313	25,409,898
Total U.S. Treasury Obligations (cost $534,166,898)					536,709,056
Total Long-Term Investments (cost $1,430,877,161)					1,456,593,297

SHORT-TERM INVESTMENTS 11.35%

COMMERCIAL PAPER 0.26%

Energy Equipment & Services 0.11%
Talisman Energy, Inc.	Zero Coupon		6/9/2014	1,500	1,499,796

Oil: Integrated Domestic 0.08%
Weatherford International Ltd.	Zero Coupon		6/4/2014	1,000	999,949

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities: Miscellaneous 0.07%
Entergy Corp.	Zero Coupon	6/23/2014	$1,000	$999,563
Total Commercial Paper (cost $3,499,232)				3,499,308

U.S. TREASURY OBLIGATION 5.05%
U.S. Treasury Note (cost $67,614,404)	0.625%	7/15/2014	67,573	67,619,220

Repurchase Agreement 6.04%
Repurchase Agreement dated 5/30/2014, Zero Coupon due 6/2/2014 with Fixed Income Clearing Corp. collateralized by $83,275,000 of U.S. Treasury Note at 0.625% due 11/30/2017; value: $82,395,283; proceeds: $80,776,808 (cost $80,776,808)			80,777	80,776,808
Total Short-Term Investments (cost $151,890,444)				151,895,336
Total Investments in Securities 120.18% (cost $1,582,767,605)				1,608,488,633
Liabilities in Excess of Cash and Other Assets (20.18%)				(270,102,698)
Net Assets 100.00%				$1,338,385,935

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2014.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND May 31, 2014

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$174,535,022	$—	$174,535,022
Corporate Bonds	—	335,037,424	—	335,037,424
Foreign Government Obligations	—	21,145,876	—	21,145,876
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	14,103,080	—	14,103,080
Government Sponsored Enterprises Pass-Throughs	—	295,466,223	—	295,466,223
Municipal Bonds	—	22,997,740	—	22,997,740
Non-Agency Commercial Mortgage-Backed Securities	—	56,598,876	—	56,598,876
U.S. Treasury Obligations	—	604,328,276	—	604,328,276
Commercial Paper	—	3,499,308	—	3,499,308
Repurchase Agreement	—	80,776,808	—	80,776,808
Total	$—	$1,608,488,633	$—	$1,608,488,633
(1)	Refer to note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended May 31, 2014.

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)

TOTAL RETURN FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 108.28%

ASSET-BACKED SECURITIES 13.65%

Automobiles 4.90%
Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	$1,489	$1,491,755
Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	2,976	2,980,011
Ally Auto Receivables Trust 2013-2 A2A	0.54%	7/15/2016	3,427	3,430,278
Ally Auto Receivables Trust 2013-SN1 A2	0.52%	5/20/2015	1,265	1,265,068
AmeriCredit Automobile Receivables Trust 2012-2 A3	1.05%	10/11/2016	2,451	2,455,034
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	1,013	1,013,025
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	1,145	1,145,077
AmeriCredit Automobile Receivables Trust 2013-3 A2	0.68%	10/11/2016	1,436	1,437,724
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	1,504	1,506,311
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	1,820	1,822,118
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	309	309,217
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	668	668,382
CarMax Auto Owner Trust 2012-2 A3	0.84%	3/15/2017	3,348	3,357,619
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	4,600	4,603,945
Ford Credit Auto Owner Trust 2012-D A3	0.51%	4/15/2017	1,860	1,861,511
Ford Credit Auto Owner Trust 2013-D A2	0.45%	8/15/2016	1,877	1,878,127
Honda Auto Receivables Owner Trust 2012-1 A3	0.77%	1/15/2016	1,609	1,611,955
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	3,792	3,801,433
Huntington Auto Trust 2012-2 A2	0.38%	9/15/2015	201	200,634
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	4,425	4,432,427
Hyundai Auto Lease Securitization Trust 2013-B A2†	0.75%	3/15/2016	1,771	1,774,634
Hyundai Auto Receivables Trust 2013-C A2	0.57%	6/15/2016	4,682	4,688,065
M&T Bank Auto Receivables Trust 2013-1A A2†	0.66%	2/16/2016	2,967	2,969,166
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%	6/15/2015	949	948,978
Mercedes-Benz Auto Lease Trust 2013-B A2	0.53%	9/15/2015	4,141	4,143,234
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	3,845	3,847,959
Santander Drive Auto Receivables Trust 2012-4 A3	1.04%	8/15/2016	1,701	1,703,230
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%	7/15/2016	2,824	2,824,481
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%	2/16/2016	19	19,300
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%	3/15/2016	306	305,696

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	$1,559	$1,559,557
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%		6/15/2017	1,830	1,832,579
Toyota Auto Receivables Owner Trust 2013-B A2	0.48%		2/15/2016	2,462	2,463,575
Volkswagen Auto Lease Trust 2012-A A3	0.87%		7/20/2015	1,682	1,684,425
World Omni Auto Receivables Trust 2013-B A2	0.48%		11/15/2016	3,416	3,417,907
Total					75,454,437

Credit Cards 4.74%
American Express Credit Account Master Trust 2009-2 A	1.401%	#	3/15/2017	4,225	4,235,848
Bank of America Credit Card Trust 2007-A10	0.221%	#	12/15/2016	7,340	7,338,969
Bank of America Credit Card Trust 2007-A3	0.171%	#	11/15/2016	2,000	1,999,849
Bank One Issuance Trust 2004-A3	0.321%	#	2/15/2017	2,825	2,825,161
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	2,535	2,551,396
Citibank Credit Card Issuance Trust 2004-A8	4.90%		12/12/2016	3,200	3,277,768
Citibank Credit Card Issuance Trust 2005-A2	4.85%		3/10/2017	4,255	4,403,014
Citibank Credit Card Issuance Trust 2009-A4	4.90%		6/23/2016	6,945	6,965,154
Citibank Omni Master Trust 2009-A13†	5.35%		8/15/2018	3,367	3,401,530
Citibank Omni Master Trust 2009-A14A†	2.901%	#	8/15/2018	6,750	6,786,909
Discover Card Execution Note Trust 2011-A3 A	0.361%	#	3/15/2017	4,200	4,201,802
Discover Card Execution Note Trust 2012-A1	0.81%		8/15/2017	5,405	5,423,228
Discover Card Execution Note Trust 2012-B3	0.601%	#	5/15/2018	2,850	2,856,182
Discover Card Master Trust 2012-A3 A	0.86%		11/15/2017	3,420	3,437,201
Dryrock Issuance Trust 2012-1 A	0.301%	#	8/15/2017	4,550	4,549,500
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	2,250	2,251,600
GE Capital Credit Card Master Note Trust 2010-1 A	3.69%		3/15/2018	4,500	4,612,032
GE Capital Credit Card Master Note Trust 2012-1 A	1.03%		1/15/2018	1,775	1,780,944
Total					72,898,087

Home Equity 0.38%
Home Equity Asset Trust 2006-6 2A2	0.262%	#	11/25/2036	205	204,569
Home Equity Asset Trust 2006-7 2A2	0.262%	#	1/25/2037	1,480	1,453,180
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	2,612	2,576,412
Option One Mortgage Loan Trust 2005-1 A4	0.952%	#	2/25/2035	1,633	1,603,922
Total					5,838,083

Other 3.63%
ARES CLO Ltd. 2007-3RA A2†	0.449%	#	4/16/2021	1,958	1,935,382
Avenue CLO VI Ltd. 2007-6A A2†	0.576%	#	7/17/2019	1,000	966,727

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Babson CLO, Inc. 2007 I-1A A1†	0.453%	#	1/18/2021	$947	$928,977
CIFC Funding II Ltd. 2014-2A A1L†	1.725%	#	5/24/2026	1,500	1,498,609
Fairway Loan Funding Co. 2006-1A A3L†	0.886%	#	10/17/2018	2,000	1,976,249
Fore CLO Ltd. 2007-1A A2†	0.678%	#	7/20/2019	1,150	1,114,842
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.535%	#	12/20/2020	1,500	1,470,470
Harch CLO III Ltd. 2007-1A B†	0.627%	#	4/17/2020	1,000	976,326
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	2,520	2,542,113
HLSS Servicer Advance Receivables Backed Notes 2012-T2 B2†	2.48%		10/15/2045	1,090	1,096,470
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	2,425	2,430,626
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B3†	2.734%		1/15/2048	1,250	1,249,384
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	1,500	1,500,986
HLSS Servicer Advance Receivables Backed Notes 2013-T2 D2†	2.388%		5/16/2044	1,750	1,748,490
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	1,500	1,481,875
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	2,360	2,362,819
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	1,300	1,305,569
HLSS Servicer Advance Receivables Backed Notes 2013-T7 C7†	2.526%		11/15/2046	1,825	1,819,310
HLSS Servicer Advance Receivables Backed Notes 2014-T1 CT1†	1.79%		1/17/2045	1,900	1,901,950
Illinois Student Assistance Commission 2010-1 A2	1.279%	#	4/25/2022	3,572	3,611,682
JFIN Revolver CLO Ltd. 2013-1A A†	1.497%	#	1/20/2021	2,750	2,741,641
KKR Financial CLO Corp. 2006-1A C†	1.177%	#	8/25/2018	750	734,267
KKR Financial CLO Corp. 2007-1A A†	0.574%	#	5/15/2021	2,515	2,492,171
KKR Financial CLO Corp. 2007-1A B†	0.974%	#	5/15/2021	1,000	971,029
Liberty CLO Ltd. 2005-1A A1C†	0.475%	#	11/1/2017	989	987,185
Morgan Stanley ABS Capital I 2006-HE1 A3	0.332%	#	1/25/2036	655	649,286
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	2,150	2,136,517
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T2 AT2†	2.377%		3/15/2047	1,100	1,096,618
Saxon Asset Securities Trust 2006-3 A2	0.262%	#	10/25/2046	12	12,220

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
SLM Student Loan Trust 2010-A 2A†	3.401%	#	5/16/2044	$3,133	$3,335,230
SLM Student Loan Trust 2012-C A1†	1.251%	#	8/15/2023	2,092	2,108,382
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.546%	#	4/17/2021	1,500	1,425,987
Venture VIII CDO Ltd. 2007-8A A1A†	0.508%	#	7/22/2021	1,500	1,456,087
Westchester CLO Ltd. 2007-1A A1A†	0.45%	#	8/1/2022	1,806	1,786,349
Total					55,851,825
Total Asset-Backed Securities (cost $209,974,276)					210,042,432

CORPORATE BONDS 34.86%

Air Transportation 0.05%
Avianca Holdings SA/Avianca Leasing LLC/Grupo
Taca Holdings Ltd. (Panama)†(a)	8.375%		5/10/2020	800	842,000

Apparel 0.17%
PVH Corp.	7.75%		11/15/2023	2,053	2,552,080

Auto Parts: Original Equipment 0.10%
International Automotive Components Group SA (Luxembourg)†(a)	9.125%		6/1/2018	1,446	1,547,220

Automotive 0.29%
Ford Motor Co.	6.375%		2/1/2029	1,489	1,787,555
Ford Motor Co.	6.625%		10/1/2028	1,679	2,064,210
Ford Motor Co.	7.45%		7/16/2031	483	645,656
Total					4,497,421

Banks: Money Center 0.44%
Zions Bancorporation	4.50%		3/27/2017	4,436	4,738,784
Zions Bancorporation	4.50%		6/13/2023	2,050	2,090,803
Total					6,829,587

Banks: Regional 3.10%
Banco Inbursa SA Institucion de Banca Multiple (Mexico)(a)	4.125%		6/6/2024	1,250	1,233,575
Bank of America Corp.	5.70%		5/2/2017	2,280	2,531,552
Citigroup, Inc.	5.50%		9/13/2025	5,000	5,539,695
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	3,500	4,056,178
Goldman Sachs Group, Inc. (The)	5.95%		1/15/2027	2,267	2,577,781
HBOS plc (United Kingdom)†(a)	6.00%		11/1/2033	1,100	1,204,822
JPMorgan Chase & Co.	4.35%		8/15/2021	4,086	4,459,277
Lloyds TSB Bank plc (United Kingdom)†(a)	6.50%		9/14/2020	3,708	4,340,704
Macquarie Bank Ltd. (Australia)†(a)	6.625%		4/7/2021	3,025	3,493,588

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Morgan Stanley	4.10%	5/22/2023	$631	$636,551
Morgan Stanley	5.00%	11/24/2025	2,350	2,499,415
Morgan Stanley	5.50%	7/28/2021	908	1,039,725
Morgan Stanley	6.00%	4/28/2015	2,150	2,253,980
National Savings Bank (Sri Lanka)†(a)	8.875%	9/18/2018	1,100	1,244,375
PKO Finance AB (Sweden)†(a)	4.63%	9/26/2022	1,000	1,056,250
Regions Financial Corp.	7.75%	11/10/2014	294	302,862
Standard Chartered plc (United Kingdom)†(a)	3.95%	1/11/2023	3,500	3,470,926
Turkiye Halk Bankasi AS (Turkey)†(a)	3.875%	2/5/2020	1,172	1,125,706
Wells Fargo & Co.	3.45%	2/13/2023	4,663	4,641,266
Total				47,708,228

Beverages 0.60%
Ajecorp BV (Netherlands)†(a)	6.50%	5/14/2022	1,720	1,616,800
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)†(a)	3.375%	11/1/2022	200	179,600
Central American Bottling Corp.†	6.75%	2/9/2022	4,671	4,980,454
Pernod Ricard SA (France)†(a)	5.75%	4/7/2021	2,175	2,511,503
Total				9,288,357

Biotechnology Research & Production 0.25%
Amgen, Inc.	6.40%	2/1/2039	3,061	3,880,016

Broadcasting 0.10%
Cox Communications, Inc.†	8.375%	3/1/2039	1,100	1,556,687

Brokers 0.52%
Jefferies Group LLC	6.875%	4/15/2021	2,473	2,905,775
Raymond James Financial, Inc.	8.60%	8/15/2019	3,950	5,032,600
Total				7,938,375

Building Materials 0.24%
Building Materials Corp. of America†	7.00%	2/15/2020	1,233	1,319,310
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	500	518,125
Owens Corning, Inc.	9.00%	6/15/2019	1,435	1,811,085
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	100	106,500
Total				3,755,020

Business Services 0.06%
Expedia, Inc.	5.95%	8/15/2020	847	946,544

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable Services 0.42%
Time Warner Cable, Inc.	6.55%	5/1/2037	$1,211	$1,511,722
Time Warner Cable, Inc.	7.30%	7/1/2038	3,625	4,892,336
Total				6,404,058

Chemicals 1.21%
CF Industries, Inc.	7.125%	5/1/2020	4,665	5,713,132
Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	2,400	2,568,000
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	3,773	4,154,741
Montell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	2,687	3,624,722
NewMarket Corp.	4.10%	12/15/2022	2,071	2,081,026
Nufarm Australia Ltd. (Australia)†(a)	6.375%	10/15/2019	417	435,244
Total				18,576,865

Communications Services 0.11%
CenturyLink, Inc.	6.875%	1/15/2028	300	306,000
Juniper Networks, Inc.	4.60%	3/15/2021	1,350	1,449,656
Total				1,755,656

Computer Hardware 0.04%
SunGard Availability Services Capital, Inc.†	8.75%	4/1/2022	608	570,000

Computer Software 0.22%
Aspect Software, Inc.	10.625%	5/15/2017	1,000	1,056,250
Autodesk, Inc.	3.60%	12/15/2022	1,000	991,850
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,261	1,336,660
Total				3,384,760

Consumer Products 0.19%
Tupperware Brands Corp.	4.75%	6/1/2021	2,764	2,957,624

Containers 0.23%
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	3,720	3,552,600

Data Product, Equipment & Communications 0.21%
Fidelity National Information Services, Inc.	5.00%	3/15/2022	3,000	3,161,748

Diversified 0.10%
Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	850	878,688
Tenedora Nemak SA de CV (Mexico)†(a)	5.50%	2/28/2023	600	622,500
Total				1,501,188

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 0.22%
CFR International SpA (Chile)†(a)	5.125%	12/6/2022	$1,850	$2,030,382
Hospira, Inc.	5.80%	8/12/2023	1,150	1,295,330
Total				3,325,712

Electric: Power 2.26%
AES El Salvador Trust II (Panama)†(a)	6.75%	3/28/2023	1,060	1,060,000
Astoria Depositor Corp.†	8.144%	5/1/2021	1,250	1,312,500
CEZ AS (Czech Republic)†(a)	4.25%	4/3/2022	1,500	1,573,808
DPL, Inc.	7.25%	10/15/2021	2,875	3,097,812
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	2,251	2,667,291
Entergy Corp.	5.125%	9/15/2020	6,195	6,916,036
Exelon Generation Co. LLC	4.25%	6/15/2022	1,750	1,830,913
FirstEnergy Transmission LLC†	4.35%	1/15/2025	1,000	1,013,299
Indiantown Cogeneration LP	9.77%	12/15/2020	1,894	2,172,669
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	1,465	1,505,288
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	6,000	6,770,334
Red Oak Power LLC	8.54%	11/30/2019	1,290	1,341,792
Texas-New Mexico Power Co.†	9.50%	4/1/2019	2,800	3,578,002
Total				34,839,744

Electrical: Household 0.08%
Energizer Holdings, Inc.	4.70%	5/19/2021	1,150	1,173,294

Electronics 0.14%
PerkinElmer, Inc.	5.00%	11/15/2021	1,922	2,080,905

Energy Equipment & Services 0.92%
Alta Wind Holdings LLC†	7.00%	6/30/2035	2,442	2,729,502
Energy Transfer Partners LP	6.625%	10/15/2036	460	548,222
Energy Transfer Partners LP	7.50%	7/1/2038	2,176	2,830,608
Energy Transfer Partners LP	9.00%	4/15/2019	2,055	2,648,638
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	4,142,053
Stone Energy Corp.	7.50%	11/15/2022	1,200	1,317,000
Total				14,216,023

Engineering & Contracting Services 0.03%
AGCO Corp.	5.875%	12/1/2021	400	444,060

Entertainment 0.09%
CCO Holdings LLC/CCO Holdings Capital Corp.	7.375%	6/1/2020	1,000	1,097,500

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment (continued)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	$293	$320,103
Total				1,417,603

Financial Services 2.01%
Air Lease Corp.	3.875%	4/1/2021	1,150	1,175,875
Air Lease Corp.	4.75%	3/1/2020	1,800	1,946,250
Bank of America Corp.	7.625%	6/1/2019	2,605	3,238,612
Comcel Trust†	6.875%	2/6/2024	1,200	1,287,000
DTEK Finance plc (United Kingdom)†(a)	7.875%	4/4/2018	600	504,000
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	2,729	2,784,543
FMR LLC†	7.57%	6/15/2029	1,000	1,362,307
Fondo MIVIVIENDA SA (Peru)†(a)	3.375%	4/2/2019	1,500	1,522,500
General Electric Capital Corp.	6.75%	3/15/2032	1,283	1,699,869
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	1,025	1,114,687
Lender Processing Services, Inc.	5.75%	4/15/2023	3,944	4,264,450
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	1,541	1,614,309
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029	2,875	3,688,496
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	3,000	3,094,206
Western Union Co. (The)	3.35%	5/22/2019	1,650	1,693,162
Total				30,990,266

Financial: Miscellaneous 0.70%
Moody’s Corp.	4.50%	9/1/2022	3,000	3,164,229
Moody’s Corp.	5.50%	9/1/2020	1,900	2,161,235
NASDAQ OMX Group, Inc. (The)	4.25%	6/1/2024	1,039	1,043,792
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	3,330	3,680,875
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	605	672,830
Total				10,722,961

Food 0.58%
Big Heart Pet Brands	7.625%	2/15/2019	2,149	2,240,332
Cosan Luxembourg SA (Luxembourg)†(a)	5.00%	3/14/2023	1,700	1,630,300
Flowers Foods, Inc.	4.375%	4/1/2022	480	502,128
JBS Investments GmbH (Austria)†(a)	7.25%	4/3/2024	4,300	4,493,500
Total				8,866,260

Food/Beverage 0.05%
BRF SA (Brazil)†(a)	4.75%	5/22/2024	800	793,000

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.16%
CCM Merger, Inc.†	9.125%	5/1/2019	$858	$922,350
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	1,500	1,495,313
Total				2,417,663

Health Care Services 0.37%
DaVita HealthCare Partners, Inc.	6.625%	11/1/2020	1,000	1,070,000
Dignity Health	4.50%	11/1/2042	1,554	1,437,203
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	1,432	1,530,450
Omega Healthcare Investors, Inc.†	4.95%	4/1/2024	1,600	1,619,315
Total				5,656,968

Household Equipment/Products 0.22%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	1,750	1,830,938
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%	5/9/2020	1,625	1,562,031
Total				3,392,969

Industrial Products 0.16%
KOC Holding AS (Turkey)†(a)	3.50%	4/24/2020	1,000	964,000
Mueller Water Products, Inc.	7.375%	6/1/2017	1,526	1,556,520
Total				2,520,520

Insurance 0.50%
CNO Financial Group, Inc.†	6.375%	10/1/2020	1,026	1,118,340
Markel Corp.	7.125%	9/30/2019	2,886	3,504,011
Willis North America, Inc.	7.00%	9/29/2019	2,555	3,021,890
Total				7,644,241

Investment Management Companies 0.17%
Grupo Aval Ltd.†	4.75%	9/26/2022	500	495,000
Lazard Group LLC	6.85%	6/15/2017	1,000	1,140,566
Oaktree Capital Management LP†	6.75%	12/2/2019	900	1,053,274
Total				2,688,840

Leasing 0.07%
Aviation Capital Group Corp.†	6.75%	4/6/2021	993	1,118,013

Leisure 0.53%
Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	3,957	4,955,355
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	2,800	3,199,000
Total				8,154,355

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging 0.69%
Host Hotels & Resorts LP	5.25%	3/15/2022	$5,032	$5,588,594
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,333	3,893,731
MCE Finance Ltd. (Macao)†(a)	5.00%	2/15/2021	200	200,500
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	1,000	980,000
Total				10,662,825

Machinery: Agricultural 0.66%
Camposol SA (Peru)†(a)	9.875%	2/2/2017	64	66,386
Lorillard Tobacco Co.	6.875%	5/1/2020	1,991	2,401,944
Lorillard Tobacco Co.	8.125%	6/23/2019	2,250	2,820,179
Lorillard Tobacco Co.	8.125%	5/1/2040	1,400	1,885,473
MHP SA (Ukraine)†(a)	8.25%	4/2/2020	2,915	2,580,358
MHP SA (Ukraine)†(a)	10.25%	4/29/2015	400	408,080
Total				10,162,420

Manufacturing 0.31%
Hillenbrand, Inc.	5.50%	7/15/2020	3,900	4,185,410
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	550	605,000
Total				4,790,410

Media 1.29%
21st Century Fox America, Inc.	6.20%	12/15/2034	1,325	1,621,147
21st Century Fox America, Inc.	6.90%	8/15/2039	652	859,197
Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	1,250	1,328,125
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	3,825	3,906,281
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(a)	5.307%	5/11/2022	3,550	3,794,063
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	2,305	2,369,789
NET Servicos de Comunicacao SA (Brazil)(a)	7.50%	1/27/2020	1,400	1,517,250
Time Warner, Inc.	7.625%	4/15/2031	1,135	1,579,562
Videotron Ltd (Canada)(a)	9.125%	4/15/2018	212	219,950
Videotron Ltee (Canada)(a)	6.375%	12/15/2015	643	645,009
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	1,950	2,071,881
Total				19,912,254

Metals & Minerals: Miscellaneous 0.34%
Barrick Gold Corp. (Canada)(a)	4.10%	5/1/2023	1,153	1,125,850
Barrick North America Finance LLC	4.40%	5/30/2021	1,626	1,669,079
Compass Minerals International, Inc.	8.00%	6/1/2019	879	916,929

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Metals & Minerals: Miscellaneous (continued)
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	$1,500		$1,556,250
Total					5,268,108

Natural Gas 0.77%
Fermaca Enterprises S de RL de CV (Mexico)†(a)	6.375%	3/30/2038	2,200		2,299,000
PT Perusahaan Gas Negara Persero Tbk (Indonesia)†(a)	5.125%	5/16/2024	2,400		2,421,000
SourceGas LLC†	5.90%	4/1/2017	3,984		4,223,227
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	2,015		2,825,967
Total					11,769,194

Oil 2.27%
Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	2,600		2,951,000
Alliance Oil Co. Ltd. (Russia)†(a)	7.00%	5/4/2020	2,350		2,191,375
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	5,100		6,289,855
Chaparral Energy, Inc.	8.25%	9/1/2021	1,340		1,470,650
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.082%	12/30/2023	800		819,822
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	1,170		1,212,434
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	762		788,670
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	1,209		1,308,742
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	1,885		2,026,375
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	950		1,043,813
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	614		684,610
LUKOIL International Finance BV (Netherlands)†(a)	6.375%	11/5/2014	—	(b)	109
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	500		551,875
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	2,306		2,455,890
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	2,771		2,316,556
Petroleos de Venezuela SA (Venezuela)†(a)	6.00%	11/15/2026	1,268		767,140
Petroleos de Venezuela SA (Venezuela)†(a)	8.50%	11/2/2017	1,406		1,297,035
Petroleos Mexicanos (Mexico)†(a)	4.875%	1/18/2024	595		635,163
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	1,000		1,268,750
Pioneer Energy Services Corp.†	6.125%	3/15/2022	750		772,500
SEACOR Holdings, Inc.	7.375%	10/1/2019	2,246		2,532,365
Valero Energy Corp.	10.50%	3/15/2039	910		1,542,026
Total					34,926,755

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 1.56%
Cimarex Energy Co.	4.375%	6/1/2024	$650	$663,000
Enbridge Energy Partners LP	9.875%	3/1/2019	3,221	4,266,147
Enterprise Products Operating LLC	7.55%	4/15/2038	1,269	1,780,304
Kerr-McGee Corp.	7.125%	10/15/2027	1,000	1,255,395
Kerr-McGee Corp.	7.875%	9/15/2031	1,050	1,468,013
OGX Austria GmbH (Austria)†(a)(c)	8.50%	6/1/2018	1,730	92,988
Oleoducto Central SA (Colombia)†(a)	4.00%	5/7/2021	850	852,210
Plains Exploration & Production Co.	6.75%	2/1/2022	4,250	4,791,875
Range Resources Corp.	8.00%	5/15/2019	1,015	1,059,284
Regency Energy Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	325	342,875
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	1,250	1,331,250
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	583	617,980
Ruby Pipeline LLC†	6.00%	4/1/2022	3,500	3,963,026
Sabine Pass Liquefaction LLC†	6.25%	3/15/2022	1,460	1,569,500
Total				24,053,847

Oil: Integrated Domestic 0.51%
El Paso Pipeline Partners Operating Co. LLC	4.30%	5/1/2024	2,251	2,294,787
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	775	977,552
Rowan Cos., Inc.	7.875%	8/1/2019	3,679	4,529,552
Total				7,801,891

Oil: Integrated International 1.47%
ENI SpA (Italy)†(a)	5.70%	10/1/2040	6,900	7,746,375
Petrohawk Energy Corp.	6.25%	6/1/2019	750	813,375
Petrohawk Energy Corp.	7.25%	8/15/2018	1,489	1,567,172
Transocean, Inc.	6.375%	12/15/2021	3,649	4,191,759
Weatherford International Ltd.	9.875%	3/1/2039	3,707	5,851,055
YPF SA (Argentina)†(a)	8.75%	4/4/2024	2,200	2,290,860
YPF SA (Argentina)†(a)	8.875%	12/19/2018	125	133,125
Total				22,593,721

Paper & Forest Products 0.84%
Exopack Holdings SA (Luxembourg)†(a)	7.875%	11/1/2019	1,450	1,551,500
Fibria Overseas Finance Ltd.	5.25%	5/12/2024	1,030	1,040,506
Georgia-Pacific LLC	8.875%	5/15/2031	4,117	6,186,727
Plum Creek Timberlands LP	4.70%	3/15/2021	3,850	4,184,115
Total				12,962,848

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 1.15%
American Tower Corp.	4.70%	3/15/2022	$3,932	$4,183,978
Corrections Corp. of America	4.125%	4/1/2020	1,916	1,920,790
Country Garden Holdings Co. Ltd. (China)†(a)	11.125%	2/23/2018	350	382,830
Country Garden Holdings Co. Ltd. (China)†(a)	11.25%	4/22/2017	450	478,350
EPR Properties	5.25%	7/15/2023	2,175	2,279,831
EPR Properties	7.75%	7/15/2020	3,054	3,679,792
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	1,760	2,063,535
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	723	823,665
Hospitality Properties Trust	4.65%	3/15/2024	1,050	1,083,582
Kilroy Realty LP	6.625%	6/1/2020	517	615,883
Shimao Property Holdings Ltd.	8.125%	1/22/2021	200	203,760
Total				17,715,996

Retail 0.77%
DBP Holding Corp.†	7.75%	10/15/2020	1,385	1,191,100
Family Dollar Stores, Inc.	5.00%	2/1/2021	1,208	1,310,837
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	723	744,690
QVC, Inc.†	7.375%	10/15/2020	8,000	8,619,056
Total				11,865,683

Savings & Loan 0.23%
First Niagara Financial Group, Inc.	7.25%	12/15/2021	3,128	3,611,282

Steel 0.89%
Allegheny Technologies, Inc.	5.875%	8/15/2023	1,945	2,107,038
Allegheny Technologies, Inc.	9.375%	6/1/2019	4,085	5,109,036
GTL Trade Finance, Inc.†	7.25%	4/16/2044	1,000	1,060,000
Metinvest BV (Netherlands)†(a)	8.75%	2/14/2018	775	699,593
Severstal OAO Via Steel Capital SA (Luxembourg)†(a)	4.45%	3/19/2018	1,200	1,186,500
Valmont Industries, Inc.	6.625%	4/20/2020	2,901	3,459,860
Total				13,622,027

Technology 0.10%
VeriSign, Inc.	4.625%	5/1/2023	1,528	1,501,260

Telecommunications 1.70%
Altice Financing SA (Luxembourg)†(a)	6.50%	1/15/2022	2,500	2,643,750
Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.35%	5/20/2024	1,000	1,057,450

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications (continued)
Consolidated Communications Finance Co.	10.875%	6/1/2020		$925	$1,078,781
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022		1,000	1,032,500
Frontier Communications Corp.	9.25%	7/1/2021		650	771,063
GTE Corp.	6.94%	4/15/2028		5,805	7,300,449
Millicom International Cellular SA (Luxembourg)†(a)	4.75%	5/22/2020		2,500	2,468,750
Millicom International Cellular SA (Luxembourg)†(a)	6.625%	10/15/2021		2,000	2,137,500
MTS International Funding Ltd. (Ireland)†(a)	5.00%	5/30/2023		1,500	1,451,250
MTS International Funding Ltd. (Ireland)†(a)	8.625%	6/22/2020		1,100	1,304,600
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%	12/13/2022		1,625	1,726,563
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017		1,500	1,584,375
Verizon Communications, Inc.	7.75%	12/1/2030		1,154	1,587,697
Total					26,144,728

Tobacco 0.13%
Altria Group, Inc.	9.95%	11/10/2038		1,194	1,976,341

Transportation: Miscellaneous 0.42%
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017		1,000	1,060,250
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020		750	799,688
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020		4,026	4,533,642
Total					6,393,580

Utilities 0.63%
Origin Energy Finance Ltd. (Australia)†(a)	3.50%	10/9/2018		3,000	3,112,455
Public Service Co. of New Mexico	7.95%	5/15/2018		2,283	2,728,646
Williams Cos., Inc. (The)	8.75%	3/15/2032		2,964	3,786,786
Total					9,627,887

Utilities: Electrical 0.22%
Tennessee Valley Authority	3.50%	12/15/2042		3,740	3,442,176
Total Corporate Bonds (cost $511,659,978)					536,474,664

FOREIGN BONDS(d) 0.21%

Brazil 0.06%
BRF SA†	7.75%	5/22/2018	BRL	2,500	945,744

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Mexico 0.15%
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250	$2,310,130
Total Foreign Bonds (cost $3,748,146)					3,255,874

FOREIGN GOVERNMENT OBLIGATIONS 3.24%

Angola 0.11%
Republic of Angola(a)	7.00%	8/16/2019		$1,500	1,659,375

Argentina 0.11%
City of Buenos Aires†(a)	9.95%	3/1/2017		800	828,000
Provincia de Neuquen†(a)	7.875%	4/26/2021		425	428,188
Republic of Argentina(a)	8.28%	12/31/2033		620	486,465
Total					1,742,653

Aruba 0.03%
Aruba Government†(a)	4.625%	9/14/2023		500	494,000

Bahamas 0.14%
Commonwealth of Bahamas†(a)	6.95%	11/20/2029		1,943	2,168,388

Bermuda 0.21%
Bermuda Government†	4.138%	1/3/2023		975	978,656
Bermuda Government†	5.603%	7/20/2020		1,950	2,176,200
Total					3,154,856

Brazil 0.25%
Federal Republic of Brazil(a)	4.25%	1/7/2025		1,000	1,021,250
Federal Republic of Brazil†(a)	5.333%	2/15/2028		2,000	2,015,000
Federal Republic of Brazil(a)	8.25%	1/20/2034		600	840,750
Total					3,877,000

Cayman Islands 0.13%
Cayman Islands Government†	5.95%	11/24/2019		1,770	2,010,720

Costa Rica 0.05%
Republic of Costa Rica†(a)	7.00%	4/4/2044		750	793,125

Dominican Republic 0.15%
Dominican Republic†(a)	6.60%	1/28/2024		800	878,000
Dominican Republic†(a)	9.04%	1/23/2018		1,256	1,389,021
Total					2,267,021

Gabon 0.03%
Republic of Gabon†(a)	6.375%	12/12/2024		400	441,500

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Ghana 0.20%
Republic of Ghana†(a)	7.875%		8/7/2023	$3,100	$3,038,620

Indonesia 0.25%
Perusahaan Penerbit SBSN†(a)	3.30%		11/21/2022	2,150	2,002,187
Perusahaan Penerbit SBSN†(a)	4.00%		11/21/2018	1,700	1,765,875
Total					3,768,062

Mexico 0.20%
United Mexican States(a)	4.00%		10/2/2023	1,010	1,064,288
United Mexican States(a)	5.55%		1/21/2045	1,414	1,619,030
United Mexican States(a)	5.95%		3/19/2019	400	467,000
Total					3,150,318

Panama 0.03%
Republic of Panama(a)	4.30%		4/29/2053	550	489,500

Philippines 0.20%
Republic of Philippines(a)	7.50%		9/25/2024	1,979	2,599,911
Republic of Philippines(a)	9.50%		10/21/2024	300	444,750
Total					3,044,661

Poland 0.10%
Republic of Poland(a)	4.00%		1/22/2024	1,511	1,586,550

Russia 0.35%
Russia Eurobonds†(a)	3.625%		4/29/2015	2,310	2,356,200
Russia Eurobonds†(a)	4.875%		9/16/2023	2,900	2,998,600
Total					5,354,800

Slovenia 0.10%
Republic of Slovenia†(a)	5.25%		2/18/2024	1,500	1,612,500

Sri Lanka 0.10%
Republic of Sri Lanka†(a)	5.125%		4/11/2019	1,500	1,541,250

Tanzania 0.09%
United Republic of Tanzania(a)	6.332%	#	3/9/2020	1,250	1,343,750

Trinidad And Tobago 0.07%
Republic of Trinidad & Tobago†(a)	4.375%		1/16/2024	1,000	1,084,500

Turkey 0.22%
Republic of Turkey(a)	5.625%		3/30/2021	3,124	3,428,590

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Venezuela 0.12%
Republic of Venezuela(a)	9.375%	1/13/2034	$2,389	$1,899,255
Total Foreign Government Obligations (cost $48,122,747)				49,950,994

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.09%
Federal Home Loan Mortgage Corp. K027 A2	2.637%	1/25/2023	6,500	6,448,201
Federal Home Loan Mortgage Corp. K035 A2	3.458%	8/25/2023	3,424	3,589,196
Federal Home Loan Mortgage Corp. KS01 A2	2.522%	1/25/2023	2,954	2,927,182
Federal National Mortgage Assoc. 2013-M14 A	1.70%	8/25/2018	3,063	3,074,596
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	692	695,548
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $16,418,148)				16,734,723

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 18.09%
Federal Home Loan Mortgage Corp.	5.00%	6/1/2026	6,859	7,421,321
Federal National Mortgage Assoc.	3.00%	5/1/2043 - 8/1/2043	22,160	21,977,881
Federal National Mortgage Assoc.(e)	3.50%	TBA	136,130	140,023,098
Federal National Mortgage Assoc.	4.50%	11/1/2018	5,833	6,211,167
Federal National Mortgage Assoc.(e)	4.50%	TBA	25,200	27,263,250
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 9/1/2038	33,307	37,287,320
Government National Mortgage Assoc.(e)	4.00%	TBA	35,790	38,194,641
Total Government Sponsored Enterprises Pass-Throughs (cost $272,662,209)				278,378,678

MUNICIPAL BONDS 1.92%

Education 0.06%
Univ of California Bd of Regs	6.27%	5/15/2031	855	952,179

Electric Revenue Bonds 0.09%
American Municipal Power, Inc.	7.834%	2/15/2041	1,000	1,422,020

Other Revenue 0.99%
Chicago, IL	6.845%	1/1/2038	2,500	2,788,075
Dallas Convention Center Hotel	7.088%	1/1/2042	1,500	1,895,640
Nashville & Davidson Cnty Met	6.731%	7/1/2043	2,000	2,536,120
San Diego Cnty Regl Arpt Auth	6.628%	7/1/2040	3,000	3,275,640
Southern California Metro Wtr	6.538%	7/1/2039	2,405	2,749,300
Southern California Metro Wtr	6.947%	7/1/2040	255	303,657
Univ of Massachusetts Bldg Auth	6.573%	5/1/2039	1,500	1,663,935
Total				15,212,367

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation 0.54%
Clark Cnty, NV	6.881%		7/1/2042	$2,275	$2,488,031
Metropolitan Washington Arpt	7.462%		10/1/2046	3,000	4,057,560
North Texas Tollway Auth	8.91%		2/1/2030	1,400	1,675,884
Total					8,221,475

Utilities 0.24%
Chicago, IL	6.742%		11/1/2040	1,000	1,196,860
Los Angeles Dept Wtr & Pwr, CA	7.003%		7/1/2041	535	616,197
Municipal Elec Auth of Georgia	7.055%		4/1/2057	1,650	1,875,885
Total					3,688,942
Total Municipal Bonds (cost $27,329,837)					29,496,983

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.40%
Bear Stearns ALT-A Trust 2004-8 1A	0.852%	#	9/25/2034	3,030	2,966,456
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.331%	#	6/15/2022	1,650	1,636,894
Commercial Mortgage Pass-Through Certificates 2013-CR13 A4	4.194%	#	10/10/2046	3,640	3,915,297
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	7,557	7,333,877
Granite Master Issuer plc 2006-3 A3 (United Kingdom)(a)	0.229%	#	12/20/2054	1,535	1,521,331
Granite Master Issuer plc 2007-1 4A1 (United Kingdom)(a)	0.369%	#	12/20/2054	3,709	3,680,719
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	23	22,814
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,400	1,335,369
JPMorgan Chase Commercial Mortgage Securities Trust 2012-CBX A3	3.139%		6/15/2045	2,519	2,619,663
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A3	3.578%		2/15/2047	703	737,790
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A3	3.669%		4/15/2047	1,750	1,844,131
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA	1.454%	#	4/15/2047	5,751	376,575
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB	0.441%	#	4/15/2047	1,595	45,756
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	640	631,037
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	679	669,149
Merrill Lynch Mortgage Investors, Inc. 2006-AF2 AF1	6.25%		10/25/2036	1,978	1,801,273

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3	3.669%		2/15/2047	$3,100	$3,262,561
RBSCF Trust 2010-RR3 MS4C†	4.97%		4/16/2040	3,393	3,420,173
Sequoia Mortgage Trust 2012-3 A1	3.50%		7/25/2042	877	874,850
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	1,211	1,137,477
Sequoia Mortgage Trust 2012-6 A2	1.808%		12/25/2042	2,985	2,709,032
Sequoia Mortgage Trust 2013-1 2A1	1.855%		2/25/2043	3	2,526
Sequoia Mortgage Trust 2013-2 A	1.874%		2/25/2043	2,612	2,349,763
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	2,029	2,033,206
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	1,448	1,446,239
UBS-BAMLL Trust 2012-WRM E†	4.238%	#	6/10/2030	3,905	3,711,972
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	957	960,065
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.71%	#	3/18/2028	7,704	7,038,174
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.303%	#	7/15/2046	5,195	4,784,966
WF-RBS Commercial Mortgage Trust 2014-C20 A3	3.635%		5/15/2047	1,711	1,791,106
WF-RBS Commercial Mortgage Trust 2014-C20 XA	1.417%	#	5/15/2047	11,427	926,638
WF-RBS Commercial Mortgage Trust 2014-C20 XB	0.735%	#	5/15/2047	2,205	116,561
Total Non-Agency Commercial Mortgage-Backed Securities (cost $67,774,129)					67,703,440

U.S. TREASURY OBLIGATIONS 30.82%
U.S. Treasury Bond	3.625%		2/15/2044	53,378	56,626,532
U.S. Treasury Note	0.25%		4/15/2016	181,798	181,552,936
U.S. Treasury Note	0.375%		3/15/2015	12,010	12,037,683
U.S. Treasury Note	0.875%		4/15/2017	32,226	32,355,645
U.S. Treasury Note	1.25%		11/30/2018	40,026	39,800,854
U.S. Treasury Note	1.625%		4/30/2019	72,766	73,172,471
U.S. Treasury Note	2.125%		12/31/2015	71,395	73,522,928
U.S. Treasury Note	2.50%		5/15/2024	5,282	5,302,219
Total U.S. Treasury Obligations (cost $472,403,222)					474,371,268
Total Long-Term Investments (cost $1,630,092,692)					1,666,409,056

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 5.83%

CORPORATE BOND 0.10%

Financial Services
Nationstar Mortgage LLC/Nationstar Capital Corp. (cost $1,512,152)	10.875%	4/1/2015	$1,500	$1,509,375

U.S. TREASURY OBLIGATION 3.28%
U.S. Treasury Note (cost $50,451,060)	0.625%	7/15/2014	50,419	50,453,486

REPURCHASE AGREEMENT 2.45%
Repurchase Agreement dated 5/30/2014, Zero Coupon due 6/2/2014 with Fixed Income Clearing Corp. collateralized by $36,460,000 of U.S. Treasury Note at 0.625% due 11/30/2017 and $2,370,000 of U.S. Treasury Note at 1.75% due 7/31/2015; value: $38,504,087; proceeds: $37,746,106 (cost $37,746,106)			37,746	37,746,106
Total Short-Term Investments (cost $89,709,318)				89,708,967
Total Investments in Securities 114.11% (cost $1,719,802,010)				1,756,118,023
Liabilities in Excess of Cash and Other Assets(f) (14.11%)				(217,119,177)
Net Assets 100.00%				$1,538,998,846

BRL	Brazilian real.
MXN	Mexican peso.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2014.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	Amount is less than $1,000.
(c)	Defaulted security.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(f)	Liabilities in Excess of Cash and Other Assets include net unrealized depreciation on forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2014

Open Forward Foreign Currency Exchange Contracts at May 31, 2014:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Brazilian real	Sell	Morgan Stanley	8/12/2014	2,125,000	$ 927,887	$ 930,346	$ (2,459)
Mexican peso	Sell	Goldman Sachs	8/12/2014	31,000,000	2,381,377	2,397,925	(16,548)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(19,007)

Open Total Return Swap at May 31, 2014:

	Payment	Payment To Be
	Made By	Received By
	The Fund On	The Fund At
Swap	Contract	Termination		Notional	Termination	Fair
Counterparty	Date	Date	Reference Entity	Amount	Date	Value
		219 Convertible	OGX Petroleo e Gas
Deutsche		Debenture Units	S.A. Convertible
Bank	$91,494	(Reference Entity)	Debentures (Brazil)	$91,494	11/2/2015	$91,494

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND May 31, 2014

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$210,042,432	$—	$210,042,432
Corporate Bonds	—	537,984,039	—	537,984,039
Foreign Bonds	—	3,255,874	—	3,255,874
Foreign Government Obligations	—	49,950,994	—	49,950,994
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	16,734,723	—	16,734,723
Government Sponsored Enterprises Pass-Throughs	—	278,378,678	—	278,378,678
Municipal Bonds	—	29,496,983	—	29,496,983
Non-Agency Commercial Mortgage-Backed Securities	—	67,703,440	—	67,703,440
U.S. Treasury Obligations	—	524,824,754	—	524,824,754
Repurchase Agreement	—	37,746,106	—	37,746,106
Total	$—	$1,756,118,023	$—	$1,756,118,023
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(19,007)	—	(19,007)
Total Return Swap
Assets	—	—	91,494	91,494
Liabilities	—	—	—	—
Total	$—	$(19,007)	$91,494	$72,487
(1)	Refer to note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended May 31, 2014.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Total Return Swap
Balance as of December 1, 2013	$ —
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	91,494
Sales	—
Net transfers in or out of Level 3	—
Balance as of May 31, 2014	$91,494

See Notes to Financial Statements.	43

Statements of Assets and Liabilities (unaudited)

May 31, 2014

	Core Fixed	Total
	Income Fund	Return Fund
ASSETS:
Investments in securities, at cost	$1,582,767,605	$1,719,802,010
Investments in securities, at fair value	$1,608,488,633	$1,756,118,023
Cash	240	317,363
Receivables:
Interest and dividends	7,490,217	11,675,169
Investment securities sold	112,056,683	108,807,078
Capital shares sold	5,024,442	6,986,749
Total return swap at fair value	—	91,494
Prepaid expenses	91,062	79,001
Total assets	1,733,151,277	1,884,074,877
LIABILITIES:
Payables:
Investment securities purchased	389,584,741	336,672,505
Capital shares reacquired	1,306,080	2,954,276
12b-1 distribution fees	185,526	337,487
Trustees’ fees	74,225	150,225
Management fee	493,054	561,150
Fund administration	45,059	51,868
To affiliate (See Note 3)	18,161	—
Unrealized depreciation on forward foreign currency exchange contracts	—	19,007
Distributions payable	2,729,585	3,817,138
Accrued expenses	328,911	512,375
Total liabilities	394,765,342	345,076,031
NET ASSETS	$1,338,385,935	$1,538,998,846
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,330,736,098	$1,511,408,306
Distributions in excess of net investment income	(7,024,488)	(7,495,151)
Accumulated net realized loss on investments and foreign currency related transactions	(11,046,703)	(1,213,425)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	25,721,028	36,299,116
Net Assets	$1,338,385,935	$1,538,998,846

44	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2014

	Core Fixed Income Fund	Total Return Fund
Net assets by class:
Class A Shares	$375,798,852	$847,935,286
Class B Shares	$7,580,815	$16,797,464
Class C Shares	$83,045,446	$153,867,185
Class F Shares	$311,891,643	$349,316,924
Class I Shares	$540,372,272	$107,444,086
Class P Shares	$46,782	$3,576,920
Class R2 Shares	$453,082	$3,248,663
Class R3 Shares	$19,197,043	$56,812,318
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	34,012,378	79,682,969
Class B Shares	688,170	1,580,519
Class C Shares	7,549,561	14,472,520
Class F Shares	28,234,102	32,829,394
Class I Shares	48,913,972	10,077,659
Class P Shares	4,219	334,619
Class R2 Shares	40,994	305,334
Class R3 Shares	1,737,164	5,340,662
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.05	$10.64
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$11.30	$10.88
Class B Shares-Net asset value	$11.02	$10.63
Class C Shares-Net asset value	$11.00	$10.63
Class F Shares-Net asset value	$11.05	$10.64
Class I Shares-Net asset value	$11.05	$10.66
Class P Shares-Net asset value	$11.09	$10.69
Class R2 Shares-Net asset value	$11.05	$10.64
Class R3 Shares-Net asset value	$11.05	$10.64

See Notes to Financial Statements.	45

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2014

	Core Fixed Income Fund	Total Return Fund
Investment income:
Interest and other	$13,579,598	$22,198,446
Total investment income	13,579,598	22,198,446
Expenses:
Management fee	2,786,220	3,241,913
12b-1 distribution plan-Class A	379,156	828,622
12b-1 distribution plan-Class B	39,844	88,918
12b-1 distribution plan-Class C	361,566	658,971
12b-1 distribution plan-Class F	149,922	167,474
12b-1 distribution plan-Class P	107	7,200
12b-1 distribution plan-Class R2	4,722	10,405
12b-1 distribution plan-Class R3	47,955	137,606
Shareholder servicing	702,572	1,074,227
Fund administration	253,691	299,260
Registration	76,942	82,450
Reports to shareholders	56,005	68,470
Professional	29,015	31,443
Trustees’ fees	27,158	32,875
Custody	13,469	17,191
Subsidy (See Note 3)	139,497	—
Other	12,173	15,252
Gross expenses	5,080,014	6,762,277
Expense reductions (See Note 9)	(436)	(621)
Net expenses	5,079,578	6,761,656
Net investment income	8,500,020	15,436,790
Net realized and unrealized gain:
Net realized gain on investments and foreign currency related transactions	12,741,415	14,821,553
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	26,209,968	33,051,310
Net realized and unrealized gain	38,951,383	47,872,863
Net Increase in Net Assets Resulting From Operations	$47,451,403	$63,309,653

46	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Core Fixed Income Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2014 (unaudited)	For the Year Ended November 30, 2013
Operations:
Net investment income	$8,500,020	$14,396,041
Net realized gain (loss) on investments	12,741,415	(6,830,821)
Net change in unrealized appreciation/depreciation on investments	26,209,968	(31,746,352)
Net increase (decrease) in net assets resulting from operations	47,451,403	(24,181,132)
Distributions to shareholders from:
Net investment income
Class A	(4,544,057)	(9,772,234)
Class B	(63,925)	(148,176)
Class C	(771,880)	(1,852,497)
Class F	(3,736,202)	(7,536,933)
Class I	(6,138,983)	(6,871,927)
Class P	(515)	(3,927)
Class R2	(15,603)	(33,642)
Class R3	(202,406)	(395,208)
Net realized gain
Class A	—	(7,813,247)
Class B	—	(214,029)
Class C	—	(2,284,213)
Class F	—	(5,385,837)
Class I	—	(2,597,094)
Class P	—	(13,463)
Class R2	—	(30,387)
Class R3	—	(346,246)
Total distributions to shareholders	(15,473,571)	(45,299,060)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	203,912,421	708,056,071
Reinvestment of distributions	14,371,401	41,319,731
Cost of shares reacquired	(158,496,020)	(559,648,418)
Net increase in net assets resulting from capital share transactions	59,787,802	189,727,384
Net increase in net assets	91,765,634	120,247,192
NET ASSETS:
Beginning of period	$1,246,620,301	$1,126,373,109
End of period	$1,338,385,935	$1,246,620,301
Distributions in excess of net investment income	$(7,024,488)	$(50,937)

See Notes to Financial Statements.	47

Statements of Changes in Net Assets (concluded)

	Total Return Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2014 (unaudited)	For the Year Ended November 30, 2013
Operations:
Net investment income	$15,436,790	$35,399,722
Net realized gain on investments and foreign currency related transactions	14,821,553	8,213,975
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	33,051,310	(61,713,277)
Net increase (decrease) in net assets resulting from operations	63,309,653	(18,099,580)
Distributions to shareholders from:
Net investment income
Class A	(12,819,409)	(28,917,379)
Class B	(204,565)	(533,756)
Class C	(1,947,257)	(4,975,854)
Class F	(5,343,245)	(12,603,835)
Class I	(1,558,743)	(2,930,362)
Class P	(45,441)	(94,002)
Class R2	(46,890)	(91,692)
Class R3	(771,288)	(1,431,688)
Net realized gain
Class A	—	(20,288,681)
Class B	—	(580,425)
Class C	—	(4,616,170)
Class F	—	(12,209,474)
Class I	—	(1,555,683)
Class P	—	(87,404)
Class R2	—	(78,180)
Class R3	—	(1,063,149)
Total distributions to shareholders	(22,736,838)	(92,057,734)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	184,228,227	549,965,194
Reinvestment of distributions	20,471,542	82,401,400
Cost of shares reacquired	(238,525,466)	(903,229,242)
Net decrease in net assets resulting from capital share transactions	(33,825,697)	(270,862,648)
Net increase (decrease) in net assets	6,747,118	(381,019,962)
NET ASSETS:
Beginning of period	$1,532,251,728	$1,913,271,690
End of period	$1,538,998,846	$1,532,251,728
Distributions in excess of net investment income	$(7,495,151)	$(195,103)

48	See Notes to Financial Statements.

Financial Highlights

CORE FIXED INCOME FUND

	Class A Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.78		$11.40	$11.21	$11.39	$11.34	$9.89
Investment operations:
Net investment income(a)	.07		.13	.16	.24	.30	.38
Net realized and unrealized gain (loss)	.33		(.33)	.59	.33	.36	1.49
Total from investment operations	.40		(.20)	.75	.57	.66	1.87
Distributions to shareholders from:
Net investment income	(.13)		(.24)	(.30)	(.34)	(.37)	(.42)
Net realized gain	—		(.18)	(.26)	(.41)	(.24)	—
Total distributions	(.13)		(.42)	(.56)	(.75)	(.61)	(.42)
Net asset value, end of period	$11.05		$10.78	$11.40	$11.21	$11.39	$11.34
Total Return(b)	3.73	%(c)	(1.79)%	6.94%	5.41%	6.12%	19.24%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(c)	.85%	.86%	.87%	.88%	.90%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(c)	.85%	.86%	.87%	.88%	.90%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.42	%(c)	.85%	.86%	.87%	.90%	1.08%
Net investment income	.65	%(c)	1.16%	1.38%	2.17%	2.70%	3.55%

Supplemental Data:
Net assets, end of period (000)	$375,799		$401,904	$482,408	$367,551	$339,581	$273,000
Portfolio turnover rate	295.79	%(c)	735.06%	640.88%	668.74%	590.37%	631.44%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	49

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class B Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.75		$11.37	$11.18	$11.36	$11.31	$9.86
Investment operations:
Net investment income(a)	.03		.04	.07	.16	.22	.32
Net realized and unrealized gain (loss)	.33		(.33)	.59	.32	.36	1.48
Total from investment operations	.36		(.29)	.66	.48	.58	1.80
Distributions to shareholders from:
Net investment income	(.09)		(.15)	(.21)	(.25)	(.29)	(.35)
Net realized gain	—		(.18)	(.26)	(.41)	(.24)	—
Total distributions	(.09)		(.33)	(.47)	(.66)	(.53)	(.35)
Net asset value, end of period	$11.02		$10.75	$11.37	$11.18	$11.36	$11.31
Total Return(b)	3.33	%(c)	(2.58)%	6.11%	4.59%	5.31%	18.41%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.82	%(c)	1.66%	1.66%	1.67%	1.65%	1.55%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.82	%(c)	1.66%	1.66%	1.67%	1.65%	1.55%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.82	%(c)	1.66%	1.66%	1.67%	1.68%	1.73%
Net investment income	.25	%(c)	.37%	.62%	1.42%	1.98%	2.96%

Supplemental Data:
Net assets, end of period (000)	$7,581		$8,512	$13,319	$16,269	$23,487	$26,996
Portfolio turnover rate	295.79	%(c)	735.06%	640.88%	668.74%	590.37%	631.44%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

50	See Notes to Financial Statements.

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class C Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.73		$11.35	$11.16	$11.34	$11.29	$9.85
Investment operations:
Net investment income(a)	.04		.06	.08	.17	.23	.31
Net realized and unrealized gain (loss)	.33		(.34)	.60	.33	.36	1.48
Total from investment operations	.37		(.28)	.68	.50	.59	1.79
Distributions to shareholders from:
Net investment income	(.10)		(.16)	(.23)	(.27)	(.30)	(.35)
Net realized gain	—		(.18)	(.26)	(.41)	(.24)	—
Total distributions	(.10)		(.34)	(.49)	(.68)	(.54)	(.35)
Net asset value, end of period	$11.00		$10.73	$11.35	$11.16	$11.34	$11.29
Total Return(b)	3.42	%(c)	(2.45)%	6.28%	4.74%	5.41%	18.43%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.74	%(c)	1.51%	1.51%	1.53%	1.57%	1.55%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.51%	1.51%	1.53%	1.57%	1.55%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.51%	1.51%	1.53%	1.59%	1.73%
Net investment income	.33	%(c)	.51%	.74%	1.53%	2.02%	2.89%

Supplemental Data:
Net assets, end of period (000)	$83,045		$94,953	$140,543	$113,329	$114,561	$95,996
Portfolio turnover rate	295.79	%(c)	735.06%	640.88%	668.74%	590.37%	631.44%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	51

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class F Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.78		$11.40	$11.20	$11.38	$11.34	$9.89
Investment operations:
Net investment income(a)	.08		.14	.17	.24	.31	.39
Net realized and unrealized gain (loss)	.33		(.33)	.60	.34	.36	1.50
Total from investment operations	.41		(.19)	.77	.58	.67	1.89
Distributions to shareholders from:
Net investment income	(.14)		(.25)	(.31)	(.35)	(.39)	(.44)
Net realized gain	—		(.18)	(.26)	(.41)	(.24)	—
Total distributions	(.14)		(.43)	(.57)	(.76)	(.63)	(.44)
Net asset value, end of period	$11.05		$10.78	$11.40	$11.20	$11.38	$11.34
Total Return(b)	3.78	%(c)	(1.70)%	7.14%	5.50%	6.15%	19.50%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.37	%(c)	.75%	.76%	.77%	.76%	.65%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.37	%(c)	.75%	.76%	.77%	.76%	.65%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.37	%(c)	.75%	.76%	.77%	.77%	.83%
Net investment income	.69	%(c)	1.26%	1.48%	2.18%	2.76%	3.58%

Supplemental Data:
Net assets, end of period (000)	$311,892		$297,303	$333,725	$247,773	$71,705	$27,262
Portfolio turnover rate	295.79	%(c)	735.06%	640.88%	668.74%	590.37%	631.44%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

52	See Notes to Financial Statements.

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class I Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.78		$11.40	$11.20	$11.39	$11.34	$9.89
Investment operations:
Net investment income(a)	.08		.15	.18	.24	.31	.42
Net realized and unrealized gain (loss)	.33		(.33)	.60	.34	.38	1.49
Total from investment operations	.41		(.18)	.78	.58	.69	1.91
Distributions to shareholders from:
Net investment income	(.14)		(.26)	(.32)	(.36)	(.40)	(.46)
Net realized gain	—		(.18)	(.26)	(.41)	(.24)	—
Total distributions	(.14)		(.44)	(.58)	(.77)	(.64)	(.46)
Net asset value, end of period	$11.05		$10.78	$11.40	$11.20	$11.39	$11.34
Total Return(b)	3.83	%(c)	(1.60)%	7.25%	5.52%	6.37%	19.65%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.32	%(c)	.66%	.66%	.68%	.66%	.55%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.32	%(c)	.66%	.66%	.68%	.66%	.55%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.32	%(c)	.66%	.66%	.68%	.67%	.73%
Net investment income	.74	%(c)	1.36%	1.59%	2.18%	2.77%	3.87%

Supplemental Data:
Net assets, end of period (000)	$540,372		$421,016	$133,018	$119,703	$22,651	$4,978
Portfolio turnover rate	295.79	%(c)	735.06%	640.88%	668.74%	590.37%	631.44%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	53

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class P Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.82		$11.44	$11.25	$11.43	$11.38	$9.92
Investment operations:
Net investment income(a)	.06		.10	.13	.23	.28	.38
Net realized and unrealized gain (loss)	.33		(.33)	.59	.32	.36	1.49
Total from investment operations	.39		(.23)	.72	.55	.64	1.87
Distributions to shareholders from:
Net investment income	(.12)		(.21)	(.27)	(.32)	(.35)	(.41)
Net realized gain	—		(.18)	(.26)	(.41)	(.24)	—
Total distributions	(.12)		(.39)	(.53)	(.73)	(.59)	(.41)
Net asset value, end of period	$11.09		$10.82	$11.44	$11.25	$11.43	$11.38
Total Return(b)	3.60	%(c)	(2.03)%	6.67%	5.14%	5.88%	19.07%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.54	%(c)	1.11%	1.11%	1.12%	1.11%	1.00%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.54	%(c)	1.11%	1.11%	1.12%	1.11%	1.00%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.54	%(c)	1.11%	1.11%	1.12%	1.13%	1.18%
Net investment income	.53	%(c)	.92%	1.15%	2.06%	2.49%	3.52%

Supplemental Data:
Net assets, end of period (000)	$47		$47	$265	$276	$1,736	$1,985
Portfolio turnover rate	295.79	%(c)	735.06%	640.88%	668.74%	590.37%	631.44%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

54	See Notes to Financial Statements.

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class R2 Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.78		$11.40	$11.21	$11.39	$11.34	$9.89
Investment operations:
Net investment income(a)	.05		.08	.11	.20	.25	.36
Net realized and unrealized gain (loss)	.33		(.33)	.60	.33	.37	1.48
Total from investment operations	.38		(.25)	.71	.53	.62	1.84
Distributions to shareholders from:
Net investment income	(.11)		(.19)	(.26)	(.30)	(.33)	(.39)
Net realized gain	—		(.18)	(.26)	(.41)	(.24)	—
Total distributions	(.11)		(.37)	(.52)	(.71)	(.57)	(.39)
Net asset value, end of period	$11.05		$10.78	$11.40	$11.21	$11.39	$11.34
Total Return(b)	3.52	%(c)	(2.19)%	6.52%	4.99%	5.74%	18.96%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.62	%(c)	1.26%	1.26%	1.28%	1.27%	1.15%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.62	%(c)	1.26%	1.26%	1.28%	1.27%	1.15%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.62	%(c)	1.26%	1.26%	1.28%	1.27%	1.33%
Net investment income	.44	%(c)	.77%	1.00%	1.77%	2.22%	3.39%

Supplemental Data:
Net assets, end of period (000)	$453		$1,894	$1,792	$1,480	$1,199	$213
Portfolio turnover rate	295.79	%(c)	735.06%	640.88%	668.74%	590.37%	631.44%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	55

Financial Highlights (concluded)

CORE FIXED INCOME FUND

	Class R3 Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.78		$11.40	$11.21	$11.39	$11.34	$9.89
Investment operations:
Net investment income(a)	.05		.10	.12	.21	.27	.35
Net realized and unrealized gain (loss)	.33		(.34)	.60	.33	.36	1.51
Total from investment operations	.38		(.24)	.72	.54	.63	1.86
Distributions to shareholders from:
Net investment income	(.11)		(.20)	(.27)	(.31)	(.34)	(.41)
Net realized gain	—		(.18)	(.26)	(.41)	(.24)	—
Total distributions	(.11)		(.38)	(.53)	(.72)	(.58)	(.41)
Net asset value, end of period	$11.05		$10.78	$11.40	$11.21	$11.39	$11.34
Total Return(b)	3.58	%(c)	(2.09)%	6.63%	5.10%	5.84%	19.08%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.16%	1.17%	1.16%	1.04%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.16%	1.17%	1.16%	1.04%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.16%	1.17%	1.17%	1.24%
Net investment income	.50	%(c)	.87%	1.09%	1.87%	2.40%	3.22%

Supplemental Data:
Net assets, end of period (000)	$19,197		$20,990	$21,304	$15,290	$14,205	$7,587
Portfolio turnover rate	295.79	%(c)	735.06%	640.88%	668.74%	590.37%	631.44%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

56	See Notes to Financial Statements.

Financial Highlights

TOTAL RETURN FUND

	Class A Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.36		$11.00	$10.94	$11.26	$11.02	$9.44
Investment operations:
Net investment income(a)	.11		.22	.25	.32	.38	.44
Net realized and unrealized gain (loss)	.33		(.31)	.66	.22	.40	1.61
Total from investment operations	.44		(.09)	.91	.54	.78	2.05
Distributions to shareholders from:
Net investment income	(.16)		(.32)	(.38)	(.41)	(.44)	(.47)
Net realized gain	—		(.23)	(.47)	(.45)	(.10)	—
Total distributions	(.16)		(.55)	(.85)	(.86)	(.54)	(.47)
Net asset value, end of period	$10.64		$10.36	$11.00	$10.94	$11.26	$11.02
Total Return(b)	4.29	%(c)	(.81)%	8.73%	5.16%	7.27%	22.33%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(c)	.85%	.86%	.83%	.85%	.90%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(c)	.85%	.86%	.83%	.85%	.90%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.42	%(c)	.85%	.86%	.83%	.86%	1.04%
Net investment income	1.06	%(c)	2.11%	2.36%	2.94%	3.43%	4.30%

Supplemental Data:
Net assets, end of period (000)	$847,935		$859,225	$957,408	$766,312	$718,778	$673,307
Portfolio turnover rate	246.46	%(c)	600.61%	575.52%	607.17%	493.81%	597.74%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	57

Financial Highlights (continued)

TOTAL RETURN FUND

	Class B Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.34		$10.98	$10.93	$11.25	$11.01	$9.43
Investment operations:
Net investment income(a)	.07		.14	.17	.23	.29	.38
Net realized and unrealized gain (loss)	.34		(.31)	.64	.22	.40	1.61
Total from investment operations	.41		(.17)	.81	.45	.69	1.99
Distributions to shareholders from:
Net investment income	(.12)		(.24)	(.29)	(.32)	(.35)	(.41)
Net realized gain	—		(.23)	(.47)	(.45)	(.10)	—
Total distributions	(.12)		(.47)	(.76)	(.77)	(.45)	(.41)
Net asset value, end of period	$10.63		$10.34	$10.98	$10.93	$11.25	$11.01
Total Return(b)	3.98	%(c)	(1.60)%	7.76%	4.28%	6.43%	21.57%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.82	%(c)	1.65%	1.66%	1.63%	1.62%	1.55%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.82	%(c)	1.65%	1.66%	1.63%	1.62%	1.55%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.82	%(c)	1.65%	1.66%	1.63%	1.64%	1.69%
Net investment income	.66	%(c)	1.32%	1.57%	2.13%	2.65%	3.67%

Supplemental Data:
Net assets, end of period (000)	$16,797		$19,112	$27,590	$32,566	$44,153	$48,221
Portfolio turnover rate	246.46	%(c)	600.61%	575.52%	607.17%	493.81%	597.74%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

58	See Notes to Financial Statements.

Financial Highlights (continued)

TOTAL RETURN FUND

	Class C Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.35		$10.99	$10.93	$11.25	$11.01	$9.43
Investment operations:
Net investment income(a)	.08		.15	.19	.25	.31	.38
Net realized and unrealized gain (loss)	.33		(.31)	.65	.22	.39	1.61
Total from investment operations	.41		(.16)	.84	.47	.70	1.99
Distributions to shareholders from:
Net investment income	(.13)		(.25)	(.31)	(.34)	(.36)	(.41)
Net realized gain	—		(.23)	(.47)	(.45)	(.10)	—
Total distributions	(.13)		(.48)	(.78)	(.79)	(.46)	(.41)
Net asset value, end of period	$10.63		$10.35	$10.99	$10.93	$11.25	$11.01
Total Return(b)	3.97	%(c)	(1.46)%	8.04%	4.48%	6.57%	21.43%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.74	%(c)	1.50%	1.50%	1.48%	1.52%	1.55%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.50%	1.50%	1.48%	1.52%	1.55%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.50%	1.50%	1.48%	1.53%	1.69%
Net investment income	.74	%(c)	1.46%	1.71%	2.30%	2.76%	3.65%

Supplemental Data:
Net assets, end of period (000)	$153,867		$171,890	$218,986	$178,761	$187,548	$171,798
Portfolio turnover rate	246.46	%(c)	600.61%	575.52%	607.17%	493.81%	597.74%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	59

Financial Highlights (continued)

TOTAL RETURN FUND

	Class F Shares
	Six Months Ended 5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.36		$10.99	$10.94	$11.26	$11.02	$9.43
Investment operations:
Net investment income(a)	.12		.23	.27	.33	.39	.46
Net realized and unrealized gain (loss)	.33		(.30)	.64	.22	.40	1.63
Total from investment operations	.45		(.07)	.91	.55	.79	2.09
Distributions to shareholders from:
Net investment income	(.17)		(.33)	(.39)	(.42)	(.45)	(.50)
Net realized gain	—		(.23)	(.47)	(.45)	(.10)	—
Total distributions	(.17)		(.56)	(.86)	(.87)	(.55)	(.50)
Net asset value, end of period	$10.64		$10.36	$10.99	$10.94	$11.26	$11.02
Total Return(b)	4.34	%(c)	(.62)%	8.74%	5.26%	7.41%	22.61%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.37	%(c)	.75%	.76%	.73%	.73%	.65%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.37	%(c)	.75%	.76%	.73%	.73%	.65%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.37	%(c)	.75%	.76%	.73%	.74%	.78%
Net investment income	1.10	%(c)	2.21%	2.50%	3.08%	3.55%	4.38%

Supplemental Data:
Net assets, end of period (000)	$349,317		$339,551	$579,330	$741,101	$1,115,781	$850,194
Portfolio turnover rate	246.46	%(c)	600.61%	575.52%	607.17%	493.81%	597.74%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

60	See Notes to Financial Statements.

Financial Highlights (continued)

TOTAL RETURN FUND

	Class I Shares
	Six Months Ended 5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.38		$11.02	$10.96	$11.28	$11.04	$9.45
Investment operations:
Net investment income(a)	.12		.25	.28	.34	.41	.50
Net realized and unrealized gain (loss)	.33		(.32)	.65	.22	.39	1.60
Total from investment operations	.45		(.07)	.93	.56	.80	2.10
Distributions to shareholders from:
Net investment income	(.17)		(.34)	(.40)	(.43)	(.46)	(.51)
Net realized gain	—		(.23)	(.47)	(.45)	(.10)	—
Total distributions	(.17)		(.57)	(.87)	(.88)	(.56)	(.51)
Net asset value, end of period	$10.66		$10.38	$11.02	$10.96	$11.28	$11.04
Total Return(b)	4.39	%(c)	(.60)%	8.94%	5.36%	7.52%	22.72%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.32	%(c)	.65%	.66%	.63%	.63%	.55%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.32	%(c)	.65%	.66%	.63%	.63%	.55%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.32	%(c)	.65%	.66%	.63%	.64%	.70%
Net investment income	1.16	%(c)	2.32%	2.54%	3.16%	3.65%	4.92%

Supplemental Data:
Net assets, end of period (000)	$107,444		$81,974	$70,778	$36,987	$32,220	$29,750
Portfolio turnover rate	246.46	%(c)	600.61%	575.52%	607.17%	493.81%	597.74%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	61

Financial Highlights (continued)

TOTAL RETURN FUND

	Class P Shares
	Six Months Ended 5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.40		$11.05	$10.99	$11.31	$11.07	$9.48
Investment operations:
Net investment income(a)	.10		.20	.23	.30	.36	.44
Net realized and unrealized gain (loss)	.34		(.32)	.65	.22	.39	1.62
Total from investment operations	.44		(.12)	.88	.52	.75	2.06
Distributions to shareholders from:
Net investment income	(.15)		(.30)	(.35)	(.39)	(.41)	(.47)
Net realized gain	—		(.23)	(.47)	(.45)	(.10)	—
Total distributions	(.15)		(.53)	(.82)	(.84)	(.51)	(.47)
Net asset value, end of period	$10.69		$10.40	$11.05	$10.99	$11.31	$11.07
Total Return(b)	4.25	%(c)	(1.13)%	8.44%	4.89%	7.03%	22.25%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(c)	1.10%	1.11%	1.08%	1.07%	1.00%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(c)	1.10%	1.11%	1.08%	1.07%	1.00%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.55	%(c)	1.10%	1.11%	1.08%	1.09%	1.14%
Net investment income	.93	%(c)	1.86%	2.17%	2.74%	3.28%	4.22%

Supplemental Data:
Net assets, end of period (000)	$3,577		$3,077	$4,173	$7,987	$15,068	$27,313
Portfolio turnover rate	246.46	%(c)	600.61%	575.52%	607.17%	493.81%	597.74%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

62	See Notes to Financial Statements.

Financial Highlights (continued)

TOTAL RETURN FUND

	Class R2 Shares
	Six Months Ended 5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.36		$11.00	$10.94	$11.26	$11.02	$9.43
Investment operations:
Net investment income(a)	.09		.18	.21	.27	.34	.41
Net realized and unrealized gain (loss)	.33		(.31)	.66	.23	.40	1.63
Total from investment operations	.42		(.13)	.87	.50	.74	2.04
Distributions to shareholders from:
Net investment income	(.14)		(.28)	(.34)	(.37)	(.40)	(.45)
Net realized gain	—		(.23)	(.47)	(.45)	(.10)	—
Total distributions	(.14)		(.51)	(.81)	(.82)	(.50)	(.45)
Net asset value, end of period	$10.64		$10.36	$11.00	$10.94	$11.26	$11.02
Total Return(b)	4.09	%(c)	(1.20)%	8.30%	4.74%	6.89%	22.04%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.62	%(c)	1.25%	1.26%	1.23%	1.23%	1.14%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.62	%(c)	1.25%	1.26%	1.23%	1.23%	1.14%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.62	%(c)	1.25%	1.26%	1.23%	1.24%	1.28%
Net investment income	.86	%(c)	1.72%	1.98%	2.53%	3.06%	3.89%

Supplemental Data:
Net assets, end of period (000)	$3,249		$3,136	$3,749	$4,567	$2,856	$1,611
Portfolio turnover rate	246.46	%(c)	600.61%	575.52%	607.17%	493.81%	597.74%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	63

Financial Highlights (concluded)

TOTAL RETURN FUND

	Class R3 Shares
	Six Months Ended 5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.35		$11.00	$10.94	$11.26	$11.02	$9.43
Investment operations:
Net investment income(a)	.09		.19	.22	.29	.35	.42
Net realized and unrealized gain (loss)	.35		(.32)	.66	.22	.40	1.63
Total from investment operations	.44		(.13)	.88	.51	.75	2.05
Distributions to shareholders from:
Net investment income	(.15)		(.29)	(.35)	(.38)	(.41)	(.46)
Net realized gain	—		(.23)	(.47)	(.45)	(.10)	—
Total distributions	(.15)		(.52)	(.82)	(.83)	(.51)	(.46)
Net asset value, end of period	$10.64		$10.35	$11.00	$10.94	$11.26	$11.02
Total Return(b)	4.24	%(c)	(1.20)%	8.42%	4.86%	6.99%	22.15%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.16%	1.12%	1.13%	1.05%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.16%	1.12%	1.13%	1.05%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.16%	1.12%	1.14%	1.19%
Net investment income	.91	%(c)	1.82%	2.06%	2.64%	3.10%	4.04%

Supplemental Data:
Net assets, end of period (000)	$56,812		$54,287	$51,258	$37,931	$25,423	$7,885
Portfolio turnover rate	246.46	%(c)	600.61%	575.52%	607.17%	493.81%	597.74%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

64	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of twelve funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return. Each Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded

65

Notes to Financial Statements (unaudited)(continued)

options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2010 through November 30, 2013. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in

66

Notes to Financial Statements (unaudited)(continued)

foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments and foreign currency related transactions on each Fund’s Statement of Operations. As of May 31, 2014, only Total Return Fund had open forward foreign currency exchange contracts.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of May 31, 2014, the Funds had no open futures contracts.

(i)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(j)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase

67

Notes to Financial Statements (unaudited)(continued)

securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(m)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(n)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

68

Notes to Financial Statements (unaudited)(continued)

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of May 31, 2014, the Funds had no unfunded loan commitments.

(o)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

69

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

During the six months ended May 31, 2014, for Core Fixed Income Fund and Total Return Fund, the effective management fee was at an annualized rate of .44% and .43%, respectively.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

Core Fixed Income Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on Core Fixed Income Fund’s Statement of Assets and Liabilities.

As of May 31, 2014, the percentages of Core Fixed Income Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund were 8.44%, 4.12% and 8.50%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C(1)	Class F	Class P	Class R2	Class R3
Service	.15%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)	The Rule 12b-1 fee each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

70

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2014:

	Distributor Commissions	Dealers’ Concessions
Core Fixed Income Fund	$25,571	$153,449
Total Return Fund	50,332	314,670

Distributor received the following amount of CDSCs for the six months ended May 31, 2014:

	Class A	Class C
Core Fixed Income Fund	$2,568	$9,358
Total Return Fund	6,434	8,787

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2014 and the fiscal year ended November 30, 2013 was as follows:

	Core Fixed Income Fund			Total Return Fund
	Six Months Ended 5/31/2014 (unaudited)	Year Ended 11/30/2013	Six Months Ended 5/31/2014 (unaudited)	Year Ended 11/30/2013
Distributions paid from:
Ordinary income	$15,473,571	$42,796,614	$22,736,838	$81,695,084
Net long-term capital gains	—	2,502,446	—	10,362,650
Total distributions paid	$15,473,571	$45,299,060	$22,736,838	$92,057,734

As of November 30, 2013, the capital loss carryforwards, along with the related expiration dates, were as follows:

	Indefinite	Total
Core Fixed Income Fund	$19,574,421	$19,574,421
Total Return Fund	7,233,478	7,233,478

71

Notes to Financial Statements (unaudited)(continued)

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term.

As of May 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Core Fixed Income Fund	Total Return Fund
Tax cost	$1,586,981,302	$1,726,634,948
Gross unrealized gain	23,503,721	35,597,006
Gross unrealized loss	(1,996,390)	(6,113,931)
Net unrealized security gain	$21,507,331	$29,483,075

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2014 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Core Fixed Income Fund	$3,936,403,559	$249,807,432	$3,860,941,195	$214,115,366
Total Return Fund	3,677,787,194	348,446,278	3,623,473,284	363,577,685

*	Includes U.S. Government sponsored enterprises securities.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Total Return Fund entered into forward foreign currency exchange contracts during the six months ended May 31, 2014 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Total Return Fund entered into a total return swap during the six months ended (as described in note 2(i)) to obtain exposure to an issuer (the Reference Entity). The Fund’s use of total return swaps involves the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

72

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2014, the Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Assets Derivatives	Forward Foreign Currency Exchange Contracts	Credit Contract	Fair Value
Total Return Swap(1)	$—	$91,494	$91,494
Total	$—	$91,494	$91,494
Liabilities Derivatives
Forward Foreign Currency Exchange Contracts(2)	$19,007	$—	$19,007
Total	$19,007	$—	$19,007

(1)	Statement of Assets and Liabilities location: Total return swap agreements receivable, at fair value.
(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

	Forward Foreign Currency Exchange Contracts	Credit Contract	Total
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$108,520	$—	$108,520
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$(28,817)	$—	$(28,817)
Average Number of Contracts/Notional Amount*
Forward Foreign Currency Exchange Contracts	$3,183,669	—	$3,183,669
Total Return Swap	—	$39,212	$39,212

*	Calculated based on the number of contracts or notional amounts for six months ended May 31, 2014.
(1)	Statements of Operations location: Net realized gain (loss) on investments, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments, swaps and translation of assets and liabilities denominated in foreign currencies.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

73

Notes to Financial Statements (unaudited)(continued)

Core Fixed Income Fund

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$80,776,808	$—	$80,776,808
Total	$80,776,808	$—	$80,776,808

		Amounts Not Offset in the
		Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$80,776,808	$—	$—	$(80,776,808)	$—
Total	$80,776,808	$—	$—	$(80,776,808)	$—

Total Return Fund

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$37,746,106	$—	$37,746,106
Total Return Swap	91,494	—	91,494
Total	$37,837,600	$—	$37,837,600

		Amounts Not Offset in the
		Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Deutsche Bank AG	$91,494	$—	$—	$—	$91,494
Fixed Income Clearing Corp.	37,746,106	—	—	(37,746,106)	—
Total	$37,837,600	$—	$—	$(37,746,106)	$91,494

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$19,007	$—	$19,007
Total	$19,007	$—	$19,007

		Amounts Not Offset in the
		Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Goldman Sachs	$16,548	$—	$—	$—	$16,548
Morgan Stanley	2,459	—	—	—	2,459
Total	$19,007	$—	$—	$—	$19,007

74

Notes to Financial Statements (unaudited)(continued)

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of May 31, 2014.
(c)	Net amount represents the amount owed by the Fund to each counterparty as of May 31, 2014.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended May 31, 2014, certain other funds managed by Lord Abbett (the “Participating Funds”) participated in an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per Participating Fund and (ii) $350,000,000 in the aggregate for all Participating Funds. The annual fee to maintain the Facility during the period was .09% of the amount available under the Facility. Each Participating Fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on each Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Subsequent to the six months ended May 31, 2014, the Facility was renewed for the Funds and the Participating Funds. Effective June 30, 2014, these funds are subject to graduated borrowing limits of one-third of each Fund’s assets (if Fund assets are less than $750 million), $250 million, $300 million or $350 million based on past borrowings and the likelihood of future borrowings. Each such fund bears its ratable share of $525,000 annual Facility fee based on the maximum amount the fund can borrow under the Facility.

As of May 31, 2014, there were no loans outstanding under the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

75

Notes to Financial Statements (unaudited)(continued)

12	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, the Funds may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high-yield bonds (also known as “junk” bonds) in which Total Return Fund may invest are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer.

Each Fund’s investment exposure to foreign companies presents increased market, liquidity, currency, political, information and other risks. The cost to a Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates.

Each Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Funds invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

76

Notes to Financial Statements (unaudited)(continued)

These factors can affect each Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Core Fixed Income Fund	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,394,207	$36,854,939	13,696,661	$151,389,293
Converted from Class B*	13,911	151,263	122,000	1,339,400
Reinvestment of distributions	379,788	4,133,560	1,469,341	16,226,178
Shares reacquired	(7,059,002)	(76,452,237)	(20,326,086)	(222,400,388)
Decrease	(3,271,096)	$(35,312,475)	(5,038,084)	$(53,445,517)

Class B Shares
Shares sold	16,096	$174,772	50,791	$560,546
Reinvestment of distributions	5,525	59,952	30,690	338,995
Shares reacquired	(111,507)	(1,206,098)	(338,955)	(3,695,317)
Converted to Class A*	(13,952)	(151,263)	(122,368)	(1,339,400)
Decrease	(103,838)	$(1,122,637)	(379,842)	$(4,135,176)

Class C Shares
Shares sold	394,893	$4,267,883	2,412,132	$26,681,055
Reinvestment of distributions	61,129	662,222	311,847	3,436,004
Shares reacquired	(1,754,250)	(18,927,168)	(6,259,836)	(68,129,217)
Decrease	(1,298,228)	$(13,997,063)	(3,535,857)	$(38,012,158)

Class F Shares
Shares sold	3,822,824	$41,509,359	13,409,677	$148,203,846
Reinvestment of distributions	316,470	3,445,160	1,052,924	11,619,300
Shares reacquired	(3,491,119)	(37,858,703)	(16,161,067)	(177,536,230)
Increase (decrease)	648,175	$7,095,816	(1,698,466)	$(17,713,084)

Class I Shares
Shares sold	10,870,330	$117,808,454	33,471,262	$369,405,546
Reinvestment of distributions	538,648	5,868,398	816,082	8,940,427
Shares reacquired	(1,557,023)	(16,813,865)	(6,896,489)	(76,208,979)
Increase	9,851,955	$106,862,987	27,390,855	$302,136,994

Class P Shares
Shares sold	239	$2,595	57,278	$652,901
Reinvestment of distributions	47	510	1,544	17,256
Shares reacquired	(392)	(4,302)	(77,685)	(866,985)
Decrease	(106)	$(1,197)	(18,863)	$(196,828)

Class R2 Shares
Shares sold	23,226	$251,248	190,427	$2,111,333
Reinvestment of distributions	30	321	106	1,168
Shares reacquired	(157,976)	(1,723,853)	(172,019)	(1,911,202)
Increase (decrease)	(134,720)	$(1,472,284)	18,514	$201,299

77

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	280,476	$3,043,171	822,279	$9,051,551
Reinvestment of distributions	18,491	201,278	67,019	740,403
Shares reacquired	(508,635)	(5,509,794)	(811,115)	(8,900,100)
Increase (decrease)	(209,668)	$(2,265,345)	78,183	$891,854

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Total Return Fund	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,576,740	$89,649,712	27,189,407	$289,843,486
Converted from Class B*	36,968	386,526	284,631	3,013,894
Reinvestment of distributions	1,127,296	11,801,921	4,307,451	45,748,917
Shares reacquired	(13,014,280)	(135,527,593)	(35,876,650)	(377,433,146)
Decrease	(3,273,276)	$(33,689,434)	(4,095,161)	$(38,826,849)

Class B Shares
Shares sold	32,854	$343,386	143,905	$1,539,567
Reinvestment of distributions	17,642	184,417	94,888	1,008,782
Shares reacquired	(280,519)	(2,923,689)	(618,000)	(6,497,965)
Converted to Class A*	(37,020)	(386,526)	(284,900)	(3,013,894)
Decrease	(267,043)	$(2,782,412)	(664,107)	$(6,963,510)

Class C Shares
Shares sold	793,392	$8,294,701	4,455,414	$47,619,227
Reinvestment of distributions	138,802	1,451,393	650,588	6,911,793
Shares reacquired	(3,070,257)	(31,943,737)	(8,424,331)	(88,441,466)
Decrease	(2,138,063)	$(22,197,643)	(3,318,329)	$(33,910,446)

Class F Shares
Shares sold	4,132,992	$43,184,636	10,098,949	$107,053,703
Reinvestment of distributions	461,749	4,834,338	2,075,191	22,087,871
Shares reacquired	(4,551,410)	(47,387,019)	(32,081,284)	(341,778,359)
Increase (decrease)	43,331	$631,955	(19,907,144)	$(212,636,785)

Class I Shares
Shares sold	3,019,304	$31,565,480	6,418,877	$68,355,213
Reinvestment of distributions	130,081	1,365,362	367,306	3,903,720
Shares reacquired	(971,139)	(10,162,547)	(5,310,616)	(55,621,325)
Increase	2,178,246	$22,768,295	1,475,567	$16,637,608

Class P Shares
Shares sold	60,008	$630,795	51,544	$546,329
Reinvestment of distributions	4,309	45,348	16,965	181,225
Shares reacquired	(25,437)	(265,800)	(150,472)	(1,614,624)
Increase (decrease)	38,880	$410,343	(81,963)	$(887,070)

78

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	89,326	$928,284	149,983	$1,586,442
Reinvestment of distributions	2,143	22,433	6,866	72,853
Shares reacquired	(88,983)	(933,582)	(194,959)	(2,063,882)
Increase (decrease)	2,486	$17,135	(38,110)	$(404,587)

Class R3 Shares
Shares sold	923,618	$9,631,233	3,185,847	$33,421,227
Reinvestment of distributions	73,211	766,330	234,269	2,486,239
Shares reacquired	(899,237)	(9,381,499)	(2,838,631)	(29,778,475)
Increase	97,592	$1,016,064	581,485	$6,128,991

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

79

Approval of Advisory Contract

The Board of Trustees of the Company, including all of the Trustees who are not interested persons of the Company or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2013. As to Core Fixed Income Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period and above the median for the three-year, five-year, and ten-year periods. As to Total Return Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for each of the periods.

80

Approval of Advisory Contract (continued)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the overall expense level was approximately the same as the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its

81

Approval of Advisory Contract (concluded)

business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

82

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

83

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Investment Trust

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Core Fixed Income Fund Lord Abbett Total Return Fund	LACCBE-3-0514 (07/14)

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Convertible Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Short Duration Income Fund

For the six-month period ended May 31, 2014

1	A Letter from Lord Abbett

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

9	Convertible Fund

18	Floating Rate Fund

39	High Yield Fund

68	Income Fund

98	Inflation Focused Fund

142	Short Duration Income Fund

194	Statements of Assets and Liabilities

198	Statements of Operations

200	Statements of Changes in Net Assets

206	Financial Highlights

248	Notes to Financial Statements

280	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Convertible Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, and Lord Abbett Short Duration Income Fund
Semiannual Report

For the six-month period ended May 31, 2014

Daria L. Foster, Trustee, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2014. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

1

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 through May 31, 2014).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/13—5/31/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/13	5/31/14	12/1/13 – 5/31/14
Class A
Actual	$1,000.00	$1,049.20	$5.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.34
Class B
Actual	$1,000.00	$1,045.60	$9.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.66	$9.35
Class C
Actual	$1,000.00	$1,046.30	$8.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.45	$8.55
Class F
Actual	$1,000.00	$1,049.70	$4.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.84
Class I
Actual	$1,000.00	$1,050.70	$4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.33
Class P
Actual	$1,000.00	$1,048.10	$6.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.59
Class R2
Actual	$1,000.00	$1,047.30	$7.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.65	$7.34
Class R3
Actual	$1,000.00	$1,048.00	$6.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.84

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.06% for Class A, 1.86% for Class B, 1.70% for Class C, 0.96% for Class F, 0.86% for Class I, 1.31% for Class P, 1.46% for Class R2 and 1.36% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2014

Sector*	%**
Consumer Discretionary	12.72%
Energy	4.65%
Financials	14.50%
Healthcare	17.35%
Industrials	6.01%
Materials	6.53%

Sector*	%**
Technology	24.10%
Telecommunications	3.90%
Transportation	2.86%
Utilities	2.26%
Repurchase Agreement	5.12%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Floating Rate Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/13	5/31/14	12/1/13 – 5/31/14
Class A
Actual	$1,000.00	$1,020.80	$3.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.99	$3.98
Class C
Actual	$1,000.00	$1,017.40	$7.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.44
Class F
Actual	$1,000.00	$1,021.30	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.49	$3.48
Class I
Actual	$1,000.00	$1,021.90	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.97
Class R2
Actual	$1,000.00	$1,018.90	$5.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.00	$5.99
Class R3
Actual	$1,000.00	$1,019.40	$5.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.50	$5.49

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.79% for Class A, 1.48% for Class C, 0.69% for Class F, 0.59% for Class I, 1.19% for Class R2 and 1.09% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2014

Sector*	%**
Aerospace	2.20%
Chemicals	3.81%
Consumer Durables	0.25%
Consumer Non-Durables	1.37%
Energy	4.68%
Financial	4.68%
Food & Drug	1.57%
Food/Tobacco	3.73%
Forest Products	1.84%
Gaming/Leisure	6.60%
Healthcare	8.64%

Sector*	%**
Housing	2.61%
Information Technology	7.80%
Manufacturing	5.38%
Media/Telecommunications	12.69%
Metals/Minerals	1.34%
Retail	5.19%
Service	14.02%
Transportation	2.70%
Utility	5.32%
Repurchase Agreement	3.58%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/13	5/31/14	12/1/13 – 5/31/14
Class A
Actual	$1,000.00	$1,056.30	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.34	$4.63
Class B
Actual	$1,000.00	$1,052.40	$8.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.31	$8.70
Class C
Actual	$1,000.00	$1,053.10	$8.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.10	$7.90
Class F
Actual	$1,000.00	$1,056.90	$4.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.13
Class I
Actual	$1,000.00	$1,057.30	$3.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.68
Class P
Actual	$1,000.00	$1,054.80	$6.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$5.94
Class R2
Actual	$1,000.00	$1,054.20	$6.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.30	$6.69
Class R3
Actual	$1,000.00	$1,054.70	$6.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.19

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.92% for Class A, 1.73% for Class B, 1.57% for Class C, 0.82% for Class F, 0.73% for Class I, 1.18% for Class P, 1.33% for Class R2 and 1.23% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2014

Sector*	%**
Asset Backed	0.16%
Automotive	1.83%
Banking	2.81%
Basic Industry	10.99%
Capital Goods	4.76%
Consumer Cyclical	5.36%
Consumer Non-Cyclical	5.31%
Energy	14.90%
Financial Services	2.82%
Foreign Sovereign	0.16%

Sector*	%**
Healthcare	6.93%
Insurance	1.22%
Media	9.15%
Municipal	0.13%
Real Estate	0.53%
Services	14.14%
Technology & Electronics	7.01%
Telecommunications	7.83%
Utility	3.57%
Repurchase Agreement	0.39%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

5

Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/13	5/31/14	12/1/13 – 5/31/14
Class A
Actual	$1,000.00	$1,069.40	$4.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.04	$3.93
Class B
Actual	$1,000.00	$1,068.80	$8.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.05	$7.95
Class C
Actual	$1,000.00	$1,069.30	$7.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.24
Class F
Actual	$1,000.00	$1,069.90	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class I
Actual	$1,000.00	$1,070.40	$2.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class R2
Actual	$1,000.00	$1,066.80	$6.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$5.94
Class R3
Actual	$1,000.00	$1,067.70	$5.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.44

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.58% for Class B, 1.44% for Class C, 0.68% for Class F, 0.58% for Class I, 1.18% for Class R2 and 1.08% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2014

Sector*	%**
Auto	1.05%
Basic Industry	1.71%
Capital Goods	0.08%
Consumer Cyclicals	5.46%
Consumer Discretionary	2.04%
Consumer Non-Cyclical	0.16%
Consumer Services	3.18%
Consumer Staples	2.79%
Energy	11.67%
Financial Services	31.73%
Foreign Government	0.78%

Sector*	%**
Health Care	2.97%
Integrated Oils	4.11%
Materials and Processing	6.42%
Municipal	3.64%
Producer Durables	1.73%
Technology	2.18%
Telecommunications	4.94%
Transportation	1.34%
U.S. Government	5.35%
Utilities	4.72%
Repurchase Agreement	1.95%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

6

Inflation Focused Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/13	5/31/14	12/1/13 – 5/31/14
Class A
Actual	$1,000.00	$1,014.10	$3.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.19	$3.78
Class C
Actual	$1,000.00	$1,010.60	$7.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.44
Class F
Actual	$1,000.00	$1,014.70	$3.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class I
Actual	$1,000.00	$1,015.20	$2.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77
Class R2
Actual	$1,000.00	$1,011.50	$5.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.20	$5.79
Class R3
Actual	$1,000.00	$1,012.70	$5.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.70	$5.29

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.75% for Class A, 1.48% for Class C, 0.65% for Class F, 0.55% for Class I, 1.15% for Class R2 and 1.05% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2014

Sector*	%**
Auto	0.60%
Basic Industry	0.63%
Capital Goods	0.01%
Consumer Cyclicals	4.15%
Consumer Discretionary	1.61%
Consumer Non-Cyclical	0.04%
Consumer Services	1.25%
Consumer Staples	1.19%
Energy	7.39%
Financial Services	50.57%
Foreign Government	0.32%

Sector*	%**
Health Care	4.17%
Integrated Oils	2.74%
Materials and Processing	3.26%
Producer Durables	0.82%
Technology	2.05%
Telecommunications	1.42%
Transportation	0.88%
U.S. Government	11.03%
Utilities	1.58%
Repurchase Agreement	4.29%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

7

Short Duration Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/13	5/31/14	12/1/13 – 5/31/14
Class A
Actual	$1,000.00	$1,017.40	$2.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class B
Actual	$1,000.00	$1,013.40	$6.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$6.94
Class C
Actual	$1,000.00	$1,014.00	$6.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.34
Class F
Actual	$1,000.00	$1,017.90	$2.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class I
Actual	$1,000.00	$1,018.40	$1.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$1.92
Class R2
Actual	$1,000.00	$1,013.20	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.94
Class R3
Actual	$1,000.00	$1,015.90	$4.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.43

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.58% for Class A, 1.38% for Class B, 1.26% for Class C, 0.48% for Class F, 0.38% for Class I, 0.98% for Class R2 and 0.88% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2014

Sector*	%**
Auto	0.75%
Basic Industry	0.60%
Capital Goods	0.02%
Consumer Cyclicals	4.18%
Consumer Discretionary	1.51%
Consumer Non-Cyclical	0.04%
Consumer Services	1.26%
Consumer Staples	1.09%
Energy	7.70%
Financial Services	51.48%
Foreign Government	0.62%

Sector*	%**
Health Care	4.71%
Integrated Oils	3.28%
Materials and Processing	3.00%
Municipal	0.05%
Producer Durables	0.87%
Technology	2.15%
Telecommunications	1.28%
Transportation	0.94%
U.S. Government	9.60%
Utilities	2.35%
Repurchase Agreements	2.52%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

8

Schedule of Investments (unaudited)

CONVERTIBLE FUND May 31, 2014

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 96.52%

COMMON STOCKS 11.29%

Airlines 0.51%
American Airlines Group, Inc.*	96	$3,841,304

Biotechnology 0.38%
Vertex Pharmaceuticals, Inc.*	39	2,818,140

Commercial Services 0.58%
Robert Half International, Inc.	96	4,360,683

Computers & Peripherals 0.44%
Apple, Inc.	5	3,297,930

Consumer Services 0.23%
LifeLock, Inc.*	150	1,683,000

Diversified Financials 1.37%
Affiliated Managers Group, Inc.*	24	4,526,400
Greenhill & Co., Inc.	73	3,629,063
Moelis & Co.*	65	2,044,900
Total		10,200,363

Diversified Metals & Mining 0.20%
Peabody Energy Corp.	93	1,505,466

Insurance: Multi-Line 0.88%
Allstate Corp. (The)	60	3,502,591
Hartford Financial Services Group, Inc. (The)	89	3,068,951
Total		6,571,542

Internet Software & Services 0.29%
Akamai Technologies, Inc.*	40	2,173,600

Leisure Facilities 0.36%
Las Vegas Sands Corp.	35	2,678,200

Lodging 0.60%
Starwood Hotels & Resorts Worldwide, Inc.	56	4,502,741

Miscellaneous: Financial 0.82%
Alliance Data Systems Corp.*	17	4,352,850
Ares Management LP*	93	1,770,040
Total		6,122,890

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2014

Investments	Shares (000)	Fair Value
Oil & Gas Products 0.01%
Halcon Resources Corp.*	9	$58,806

Oil Services 0.35%
Hornbeck Offshore Services, Inc.*	59	2,645,183

Oil: Integrated 0.99%
Range Resources Corp.	48	4,461,600
Rice Energy, Inc.*	93	2,955,967
Total		7,417,567

Paper & Forest Products 0.37%
Domtar Corp. (Canada)(a)	30	2,726,400

Pharmaceuticals 0.50%
Teva Pharmaceutical Industries Ltd. ADR	74	3,746,358

Real Estate 0.25%
Ares Commercial Real Estate Corp.	151	1,892,030

Retail: Multiline 0.58%
Family Dollar Stores, Inc.	75	4,367,458

Retail: Specialty 0.51%
AutoZone, Inc.*	7	3,834,000

Semiconductors 0.54%
Intel Corp.	59	1,600,952
Rambus, Inc.*	200	2,420,000
Total		4,020,952

Software – Applications & Systems 0.27%
FireEye, Inc.*	61	2,005,070

Steel 0.26%
Allegheny Technologies, Inc.	47	1,946,718
Total Common Stocks (cost $81,101,062)		84,416,401

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 73.90%

Aerospace & Defense 0.30%
Alliant Techsystems, Inc.	3.00%	8/15/2024	$1,350	2,241,844

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Airlines 0.94%
United Airlines, Inc.	4.50%	1/15/2015		$2,978	$7,054,137

Autos 5.43%
Central European Media Enterprises Ltd.	5.00%	11/15/2015		8,500	8,340,625
Ford Motor Co.	4.25%	11/15/2016		2,690	5,159,756
Tesla Motors, Inc.	0.25%	3/1/2019		6,075	5,706,703
Tesla Motors, Inc.	1.25%	3/1/2021		15,655	14,383,031
Volkswagen International Finance NV (Netherlands)†(b)	5.50%	11/9/2015	EUR	4,300	6,998,685
Total					40,588,800

Biotechnology 4.26%
Array BioPharma, Inc.	3.00%	6/1/2020		$1,990	1,935,275
Cepheid, Inc.†	1.25%	2/1/2021		6,630	6,824,756
Cubist Pharmaceuticals, Inc.†	1.125%	9/1/2018		6,285	7,035,272
Cubist Pharmaceuticals, Inc.†	1.875%	9/1/2020		7,255	8,148,272
Incyte Corp. Ltd.†	1.25%	11/15/2020		4,600	5,781,625
Incyte Corp. Ltd.	4.75%	10/1/2015		380	2,140,113
Total					31,865,313

Chemicals 0.34%
RPM International, Inc.	2.25%	12/15/2020		2,060	2,504,188

Commercial Services 1.75%
Live Nation Entertainment, Inc.†	2.50%	5/15/2019		7,285	7,576,400
WESCO International, Inc.	6.00%	9/15/2029		1,800	5,469,750
Total					13,046,150

Communications Equipment 2.41%
Ciena Corp.†	3.75%	10/15/2018		4,960	6,417,000
Ciena Corp.	4.00%	12/15/2020		4,345	5,740,831
Finisar Corp.†	0.50%	12/15/2033		5,330	5,872,994
Total					18,030,825

Computers & Peripherals 1.67%
SanDisk Corp.	1.50%	8/15/2017		6,525	12,511,687

Consumer Services 0.76%
United Rentals, Inc.	4.00%	11/15/2015		629	5,707,782

Containers & Packaging 2.47%
Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015		18,015	18,499,153

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Financials 4.46%
MGIC Investment Corp.	2.00%	4/1/2020	$2,110	$2,993,562
MGIC Investment Corp.	5.00%	5/1/2017	16,200	18,680,625
Portfolio Recovery Associates, Inc.†	3.00%	8/1/2020	10,005	11,693,344
Total				33,367,531

Diversified Metals & Mining 0.54%
Peabody Energy Corp.	4.75%	12/15/2041	5,126	4,014,299

e-Commerce 0.46%
HomeAway, Inc.†	0.125%	4/1/2019	3,685	3,470,809

Health Equipment & Supply 0.51%
Fluidigm Corp.	2.75%	2/1/2034	3,988	3,816,018

Health Services 5.66%
Carriage Services, Inc.†	2.75%	3/15/2021	11,120	12,002,706
Medivation, Inc.	2.625%	4/1/2017	4,400	6,839,250
Omnicare, Inc.	3.50%	2/15/2044	14,980	16,449,912
WellPoint, Inc.	2.75%	10/15/2042	4,510	7,024,325
Total				42,316,193

Internet Software & Services 5.72%
NetSuite, Inc.†	0.25%	6/1/2018	4,345	4,494,359
Priceline Group, Inc. (The)	1.00%	3/15/2018	12,510	18,819,731
SINA Corp. (China)†(a)	1.00%	12/1/2018	7,530	6,824,063
Yahoo!, Inc.†	Zero Coupon	12/1/2018	12,335	12,627,956
Total				42,766,109

Leisure Facilities 2.05%
MGM Resorts International	4.25%	4/15/2015	10,535	15,321,841

Leisure Products 0.49%
Jarden Corp.†	1.50%	6/15/2019	3,070	3,634,113

Machinery 2.44%
Chart Industries, Inc.	2.00%	8/1/2018	7,640	9,826,950
Danaher Corp.	Zero Coupon	1/22/2021	1,600	3,650,000
Terex Corp.	4.00%	6/1/2015	1,985	4,755,316
Total				18,232,266

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous: Energy 1.03%
JinkoSolar Holding Co., Ltd. (China)†(a)	4.00%	5/15/2016	$3,000	$3,211,875
JinkoSolar Holding Co., Ltd. (China)†(a)	4.00%	2/1/2019	4,750	4,494,687
Total				7,706,562

Miscellaneous: Financial 0.94%
Ares Capital Corp.	4.875%	3/15/2017	6,525	7,002,141

Miscellaneous: Materials 0.99%
RTI International Metals, Inc.	1.625%	10/15/2019	7,465	7,432,341

Miscellaneous: Transportation 1.46%
Air Lease Corp.	3.875%	12/1/2018	6,930	10,923,412

Oil & Gas Products 0.56%
Energy XXI Bermuda Ltd.†	3.00%	12/15/2018	4,260	4,145,513

Oil: Integrated 1.43%
Goodrich Petroleum Corp.	5.00%	10/1/2032	4,268	5,172,283
PDC Energy, Inc.†	3.25%	5/15/2016	3,393	5,539,072
Total				10,711,355

Pharmaceuticals 6.37%
Gilead Sciences, Inc.	1.625%	5/1/2016	4,570	16,326,348
Isis Pharmaceuticals, Inc.	2.75%	10/1/2019	2,665	5,140,119
Mylan, Inc.	3.75%	9/15/2015	2,920	10,955,475
Salix Pharmaceuticals Ltd.	1.50%	3/15/2019	8,270	15,221,968
Total				47,643,910

Precious Metals 0.46%
Stillwater Mining Co.	1.75%	10/15/2032	2,395	3,424,850

Real Estate 1.29%
American Realty Capital Properties, Inc.	3.75%	12/15/2020	2,820	2,961,014
DDR Corp.	1.75%	11/15/2040	5,633	6,678,626
Total				9,639,640

Retail: Specialty 0.93%
Group 1 Automotive, Inc.	3.00%	3/15/2020	710	1,610,369
Group 1 Automotive, Inc. (2.00% after 6/15/2016)~	2.25%	6/15/2036	3,865	5,311,959
Total				6,922,328

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Semiconductors 7.77%
Intel Corp.	3.25%	8/1/2039	$7,845	$11,218,389
Micron Technology, Inc.	2.125%	2/15/2033	5,405	14,434,728
Micron Technology, Inc.	3.00%	11/15/2043	7,080	8,380,950
Novellus Systems, Inc.	2.625%	5/15/2041	6,550	12,416,344
Rambus, Inc.†	1.125%	8/15/2018	1,930	2,329,269
SunPower Corp.†	0.75%	6/1/2018	6,285	9,341,081
Total				58,120,761

Software – Applications & Systems 4.81%
Proofpoint, Inc.†	1.25%	12/15/2018	7,710	8,538,825
Salesforce.com, Inc.	0.25%	4/1/2018	15,715	17,541,869
ServiceNow, Inc.†	Zero Coupon	11/1/2018	3,265	3,356,828
Web.com Group, Inc.	1.00%	8/15/2018	5,414	6,513,719
Total				35,951,241

Steel 1.03%
U.S. Steel Corp.	2.75%	4/1/2019	6,485	7,668,512

Wireless Communications Services 2.17%
Clearwire Communications LLC/Clearwire Finance, Inc.†	8.25%	12/1/2040	13,958	16,243,622
Total Convertible Bonds (cost $529,094,449)				552,525,246

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 10.74%

Aerospace & Defense 1.05%
United Technologies Corp. Unit	7.50%		120	7,896,000

Banks: Regional 2.42%
Wells Fargo & Co.	7.50%		15	18,135,040

Household Durables 1.03%
Stanley Black & Decker, Inc.	4.75%		57	7,679,540

Insurance: Life 1.76%
MetLife, Inc.	5.00%		445	13,152,409

Oil & Gas Products 0.37%
Halcon Resources Corp.	5.75%		3	2,746,048

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2014

Investments	Dividend Rate		Shares (000)	Fair Value
Utilities: Electric 2.30%
NextEra Energy, Inc.	5.889%		275	$17,181,722

Wireless Communications Services 1.81%
American Tower Corp.	5.25%		35	3,734,649
Crown Castle International Corp.	4.50%		93	9,771,116
Total				13,505,765
Total Convertible Preferred Stocks (cost $77,663,945)				80,296,524

	Interest Rate	Maturity Date	Principal Amount (000)
CORPORATE BOND 0.59%

Banks: Regional
Wells Fargo & Co.† (cost $4,320,000)	0.125%	4/28/2021	$4,320	4,418,928

	Exercise Price	Expiration Date	Shares (000)
WARRANT 0.00%

Miscellaneous: Energy
Evergreen Energy, Inc.* (cost $0)	$7.20	2/4/2016	182	—	(c)
Total Long-Term Investments (cost $692,179,456)				721,657,099

	Interest Rate	Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 5.39%

CONVERTIBLE BOND 0.17%

Software – Applications & Systems
Salesforce.com, Inc. (cost $1,195,571)	0.75%	1/15/2015	$505	1,254,609

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2014

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 5.22%
Repurchase Agreement dated 5/30/2014, Zero Coupon due 6/2/2014 with Fixed Income Clearing Corp. collateralized by $39,600,000 of U.S. Treasury Note at 0.625% due 11/30/2017 and 570,000 of U.S. Treasury Note at 1.75% due 7/31/2015; value: $39,765,916; proceeds: $38,979,940 (cost $38,979,940)	$38,980	$38,979,940
Total Short-Term Investments (cost $40,175,511)		40,234,549
Total Investments in Securities 101.91% (cost $732,354,967)		761,891,648
Liabilities in Excess of Other Assets(d) (1.91%)		(14,256,053)
Net Assets 100.00%		$747,635,595

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
EUR	euro.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Valued at zero as of May 31, 2014.
(d)	Liabilities in Excess of Other Assets include net unrealized appreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at May 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Goldman Sachs	7/17/2014	4,930,000	$6,816,637	$6,720,021	$96,616
euro	Sell	Goldman Sachs	7/17/2014	480,000	654,713	654,282	431
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$97,047

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND May 31, 2014

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Common Stocks	$84,416,401	$—	$—		$84,416,401
Convertible Bonds	—	553,779,855	—		553,779,855
Convertible Preferred Stocks
Aerospace & Defense	7,896,000	—	—		7,896,000
Banks: Regional	18,135,040	—	—		18,135,040
Household Durables	7,679,540	—	—		7,679,540
Insurance: Life	13,152,409	—	—		13,152,409
Oil & Gas Products	—	2,746,048	—		2,746,048
Utilities: Electric	17,181,722	—	—		17,181,722
Wireless Communications Services(3)	13,505,765	—	—		13,505,765
Corporate Bonds	—	4,418,928	—		4,418,928
Warrant	—	—	—	(4)	—	(4)
Repurchase Agreement	—	38,979,940	—		38,979,940
Total	$161,966,877	$599,924,771	$—	(4)	$761,891,648

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$97,047	$—		$97,047
Liabilities	—	—	—		—
Total	$—	$97,047	$—		$97,047

(1)	Refer to note 2(r) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Crown Castle International Corp. was categorized as Level 2 on November 30, 2013 due to limited market activity resulting in observable input pricing. As of May 31, 2014, this security experienced active market trading and therefore was categorized as Level 1. Accordingly, $6,655,900 was transferred from Level 2 to Level 1 during the period ended May 31, 2014.
(4)	Valued at zero as of May 31, 2014.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Warrant
Balance as of December 1, 2013	$—	(1)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Net transfers in or out of Level 3	—
Balance as of May 31, 2014	$—	(1)

(1)	Valued at zero as of December 1, 2013 and May 31, 2014, respectively.

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)

FLOATING RATE FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.26%

ASSET-BACKED SECURITIES 0.07%

Other
NorthStar Real Estate CDO Ltd. 2006–8A A1	0.441%	#	2/1/2041	$4,219	$4,060,848
NorthStar Real Estate CDO VIII Ltd. 2006–8A A2†	0.512%	#	2/1/2041	2,800	2,464,000
Total Asset-Backed Securities (cost $6,373,505)					6,524,848

				Shares
				(000)
COMMON STOCK 0.06%

Diversified Media
Tribune Co.* (cost $2,784,000)				64	5,068,800

	Interest Rate		Maturity Date	Principal Amount (000)
CORPORATE BONDS 6.03%

Aerospace 0.06%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(a)	7.75%		12/15/2020	$2,000	2,165,000
GenCorp, Inc.	7.125%		3/15/2021	3,000	3,277,500
Total					5,442,500

Chemicals 0.50%
Grupo Idesa SA de CV (Mexico)†(a)	7.875%		12/18/2020	3,400	3,638,000
Hexion U.S. Finance Corp.	6.625%		4/15/2020	16,500	17,448,750
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	8.875%		2/1/2018	6,500	6,792,500
INEOS Group Holdings SA (Luxembourg)†(a)	5.875%		2/15/2019	2,500	2,553,125
Taminco Global Chemical Corp. (Belgium)†(a)	9.75%		3/31/2020	4,500	5,073,750
TPC Group, Inc.†	8.75%		12/15/2020	7,500	8,306,250
Total					43,812,375

Consumer Non-Durables 0.33%
DynCorp International, Inc.	10.375%		7/1/2017	6,500	6,833,125
Hot Topic, Inc.†	9.25%		6/15/2021	5,000	5,450,000
NES Rentals Holdings, Inc.†	7.875%		5/1/2018	10,295	11,015,650
SIWF Merger Sub, Inc.†	6.25%		6/1/2021	6,100	6,176,250
Total					29,475,025

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy 0.83%
Chaparral Energy, Inc.	8.25%	9/1/2021	$8,000	$8,780,000
Chaparral Energy, Inc.	9.875%	10/1/2020	1,000	1,135,000
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	3,000	3,247,500
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	7,500	8,062,500
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	5,312	5,723,680
Kodiak Oil & Gas Corp.	5.50%	1/15/2021	500	518,750
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	5,000	5,575,000
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	3,450	3,669,937
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	2,640	2,851,200
Oasis Petroleum, Inc.	7.25%	2/1/2019	2,000	2,140,000
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	6,000	6,375,000
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%	4/1/2020	2,800	3,045,000
Plains Exploration & Production Co.	6.875%	2/15/2023	5,000	5,706,250
Rice Energy, Inc.†	6.25%	5/1/2022	5,200	5,252,000
SM Energy Co.	6.625%	2/15/2019	4,500	4,798,125
Stone Energy Corp.	7.50%	11/15/2022	4,000	4,390,000
W&T Offshore, Inc.	8.50%	6/15/2019	2,000	2,175,000
Total				73,444,942

Financial 0.64%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	7,500	7,968,750
American Equity Investment Life Holding Co.	6.625%	7/15/2021	8,600	9,352,500
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	3,000	3,097,500
CNO Financial Group, Inc.†	6.375%	10/1/2020	6,000	6,540,000
Gulfmark Offshore, Inc.	6.375%	3/15/2022	5,000	5,225,000
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	6,310	6,767,475
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	8/1/2018	1,750	1,763,125
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	3,345	3,198,656
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	1,000	1,102,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	6,000	6,390,000
Nuveen Investments, Inc.	5.50%	9/15/2015	1,000	1,037,500
RSI Home Products, Inc.†	6.875%	3/1/2018	3,580	3,861,925
Total				56,304,931

Food & Drug 0.07%
Checkers Drive-In Restaurants, Inc.†	11.00%	12/1/2017	5,900	6,593,250

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco 0.33%
Big Heart Pet Brands	7.625%	2/15/2019	$6,923	$7,217,227
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(a)	9.875%	2/1/2020	5,405	5,877,938
US Foods, Inc.	8.50%	6/30/2019	15,000	16,117,500
Total				29,212,665

Forest Products 0.26%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	7,000	7,315,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	9,000	9,416,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.00%	4/15/2019	2,500	2,662,500
Tembec Industries, Inc. (Canada)(a)	11.25%	12/15/2018	2,900	3,168,250
Total				22,562,000

Gaming/Leisure 0.15%
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	5,000	4,984,375
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	2,017	2,203,573
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	3,250	3,550,625
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	1,965	2,210,625
Total				12,949,198

Healthcare 0.36%
Fresenius Medical Care US Finance II, Inc.†	5.625%	7/31/2019	14,250	15,621,562
MPT Operating Partnership LP/MPT Finance Corp.	6.875%	5/1/2021	3,600	3,942,000
Tenet Healthcare Corp.	6.00%	10/1/2020	11,250	12,121,875
Total				31,685,437

Housing 0.08%
K. Hovnanian Enterprises, Inc.†	9.125%	11/15/2020	2,000	2,240,000
Modular Space Corp.†	10.25%	1/31/2019	5,100	5,316,750
Total				7,556,750

Information Technology 0.08%
Infor US, Inc.	9.375%	4/1/2019	6,725	7,557,219

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Manufacturing 0.16%
Athlon Holdings LP/Athlon Finance Corp.†	7.375%	4/15/2021		$12,000	$13,080,000
Mueller Water Products, Inc.	7.375%	6/1/2017		1,000	1,020,000
Total					14,100,000

Media/Telecommunications 0.69%
Avanti Communications Group plc (United Kingdom)†(a)	10.00%	10/1/2019		12,000	13,020,000
CCU Escrow Corp.†	10.00%	1/15/2018		10,500	10,080,000
Clear Channel Communications, Inc.	4.90%	5/15/2015		10,000	10,440,000
Clear Channel Communications, Inc.	5.50%	9/15/2014		8,190	8,325,954
Clear Channel Communications, Inc.	5.50%	12/15/2016		9,000	8,932,500
Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021		750	796,875
Digicel Ltd. (Jamaica)†(a)	8.25%	9/1/2017		3,000	3,120,000
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017		1,370	1,434,942
Univision Communications, Inc.†	6.75%	9/15/2022		4,070	4,477,000
Total					60,627,271

Metals/Minerals 0.20%
Coeur Mining, Inc.	7.875%	2/1/2021		10,000	9,775,000
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019		3,590	3,868,225
Mirabela Nickel Ltd. (Australia)†(a)(b)	8.75%	4/15/2018		3,950	1,027,000
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022		3,000	3,112,500
Total					17,782,725

Retail 0.16%
Claire’s Stores, Inc.†	6.125%	3/15/2020		1,700	1,627,750
Claire’s Stores, Inc.†	7.75%	6/1/2020		1,250	887,500
Claire’s Stores, Inc.	8.875%	3/15/2019		5,475	4,694,812
Tops Holding Corp./Tops Markets LLC	8.875%	12/15/2017		6,000	6,577,500
Total					13,787,562

Service 0.78%
Alliance Data Systems Corp.†	6.375%	4/1/2020		11,160	11,857,500
BMC Software Finance, Inc.†	8.125%	7/15/2021		4,500	4,758,750
Enterprise Inns plc(c)	6.50%	12/6/2018	GBP	10,000	18,201,841
First Data Corp.†	8.25%	1/15/2021		$5,000	5,450,000
First Data Corp.	10.625%	6/15/2021		3,500	4,029,375
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020		3,000	3,135,000
Interface Security Systems Holdings, Inc./Interface Security Systems LLC†	9.25%	1/15/2018		1,525	1,563,125

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Service (continued)
Jurassic Holdings III, Inc.†	6.875%		2/15/2021		$5,000	$5,137,500
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%		10/1/2017		13,600	14,790,000
Total						68,923,091

Transportation 0.08%
GasLog Ltd.†(c)	7.20%	#	6/27/2018	NOK	38,000	6,690,477

Utility 0.27%
Calpine Corp.†	7.50%		2/15/2021		$10,661	11,607,164
Calpine Corp.†	7.875%		7/31/2020		1,778	1,946,910
Illinois Power Generating Co.	7.00%		4/15/2018		7,007	6,796,790
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025		3,000	3,262,500
Total						23,613,364
Total Corporate Bonds (cost $521,583,862)						532,120,782

FLOATING RATE LOANS(d) 88.95%

Aerospace 2.14%
AWAS Finance Luxembourg 2012 SA Term Loan (Luxembourg)(a)	3.50%		7/16/2018		22,895	22,938,003
DAE Aviation Holdings, Inc. 2nd Lien Initial Term Loan	7.75%		8/5/2019		15,500	15,771,250
Delta Air Lines, Inc. 2014 Term Loan B1	3.50%		10/18/2018		41,033	41,001,441
Doncasters U.S. Finance LLC 2nd Lien Term Loan	9.50%		10/9/2020		14,345	14,583,956
DynCorp International, Inc. Term Loan	6.25%		7/7/2016		22,629	22,728,057
TransDigm, Inc. Tranche C Term Loan	3.75%		2/28/2020		30,690	30,563,556
TransDigm, Inc. Tranche D Term Loan	3.75%		2/28/2020		15,000	14,931,675
United Air Lines, Inc. Class B Term Loan	3.50%		4/1/2019		26,444	26,344,788
Total						188,862,726

Chemicals 3.31%
American Pacific Corp. Term Loan	7.00%		2/27/2019		26,490	26,754,900
Arysta LifeScience SPC LLC 1st Lien Initial Term Loan	4.50%		5/29/2020		20,712	20,781,366
Axalta Coating Systems Dutch Holdings BBV	4.00%		2/1/2020		39,000	39,039,975
EWT Holdings III Corp. 1st Lien Term Loan	4.75%		1/15/2021		27,413	27,481,031
EWT Holdings III Corp. 2nd Lien Term Loan	8.50%		1/15/2022		4,998	5,035,485
Huntsman International LLC 2013–2 Additional Term Loan	—		10/15/2020		30,000	30,131,250
INEOS US Finance LLC Cash Dollar Term Loan	3.75%		5/4/2018		34,912	34,754,210
OXEA Finance & Cy S.C.A. 2nd Lien Term Loan	8.25%		7/15/2020		24,930	25,257,206

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)
OXEA Finance & Cy S.C.A. Tranche B2 Term Loan	4.25%	1/15/2020	$21,194	$21,233,238
Phibro Animal Health Corp. Term Loan B	4.00%	3/10/2021	30,000	30,025,050
Taminco Global Chemical Corp. Tranche B3 Initial Dollar Term Loan	3.25%	2/15/2019	5,743	5,703,939
Tata Chemicals North America Term Loan	3.75%	8/7/2020	25,531	25,514,631
Total				291,712,281

Consumer Durables 0.25%
Spectrum Brands, Inc. Tranche A Term Loan	3.00%	9/7/2017	14,438	14,452,515
Spectrum Brands, Inc. Tranche C Term Loan	3.50%	9/4/2019	7,496	7,495,097
Total				21,947,612

Consumer Non-Durables 1.04%
FGI Operating Co. LLC Term Loan B	5.50%	4/19/2019	23,975	24,245,121
Visant Corp. Tranche B Term Loan	5.25%	12/22/2016	36,176	35,824,972
Vogue International LLC Tranche B Initial Term Loan	5.25%	2/14/2020	31,156	31,350,816
Total				91,420,909

Energy 3.84%
Chief Exploration & Development LLC 2nd Lien Term Loan	—	5/12/2021	19,643	19,912,614
EIF Channelview Cogeneration LLC Term Loan	4.25%	5/8/2020	20,065	20,140,286
EMG Utica LLC Term Loan	4.75%	3/27/2020	32,000	32,080,000
Energy Transfer Equity LP Term Loan	3.25%	12/2/2019	28,000	27,747,720
Fieldwood Energy LLC 2nd Lien Closing Date Loan	8.375%	9/30/2020	44,037	45,445,095
FTS International, Inc. Initial Term Loan	5.75%	4/9/2021	20,000	20,177,500
MEG Energy Corp. New Term Loan (Canada)(a)	3.75%	3/31/2020	36,396	36,561,112
Moxie Patriot LLC Advance Construction Term Loan B1	6.75%	12/18/2020	19,250	19,731,250
Offshore Group Investment Ltd. 2nd Term Loan	5.75%	3/28/2019	19,309	19,224,122
Offshore Group Investment Ltd. Term Loan	5.00%	10/25/2017	15,150	15,110,090
Ruby Western Pipeline Holdings LLC Term Loan	3.50%	3/27/2020	16,876	16,889,932
Sheridan Investment Partners II LP Senior Secured Term Loan	4.25%	12/16/2020	20,998	21,073,434
Sheridan Production Partners II-A LP Senior Secured Term Loan	4.25%	12/16/2020	2,851	2,861,459
Sheridan Production Partners II-M LP Senior Secured Term Loan	4.25%	12/16/2020	1,063	1,067,168
Tervita Corp. Term Loan (Canada)(a)	6.25%	5/15/2018	3,400	3,412,750
Western Refining, Inc. 2013 Term Loan	4.25%	11/12/2020	21,945	22,063,942
Wildhorse Resources LLC 2nd Lien Term Loan	7.50%	12/13/2018	15,000	15,215,625
Total				338,714,099

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial 3.89%
Alliant Holdings I LLC Initial Term Loan	4.25%	12/20/2019	$42,717	$42,948,251
Delos Finance S.A.R.L. Term Loan	3.50%	3/6/2021	50,000	50,068,750
Fly Funding II S.A.R.L Term Loan (Luxembourg)(a)	4.50%	8/9/2019	44,519	44,992,148
Home Loan Servicing Solutions Ltd. Initial Term Loan	4.50%	6/19/2020	39,750	39,948,624
HUB International Ltd. Initial Term Loan	4.25%	10/2/2020	20,000	20,026,400
MIP Delaware LLC Term Loan B1 (Luxembourg)(a)	4.00%	3/9/2020	12,413	12,467,822
National Financial Partners Corp. Term Loan B	5.25%	7/1/2020	9,888	9,955,709
Nuveen Investments, Inc. Tranche B 1st Lien Term Loan	6.50%	2/28/2019	2,568	2,577,098
Nuveen Investments, Inc. Tranche B 2nd Lien Term Loan	6.50%	2/28/2019	28,520	28,823,025
Sedgwick Claims Management Services, Inc. 1st Lien Initial Term Loan	3.75%	3/1/2021	25,100	24,734,042
Sedgwick Claims Management Services, Inc. 2nd Lien Initial Term Loan	6.75%	2/28/2022	33,165	33,146,984
StoneRiver Group LP 1st Lien Initial Term Loan	4.50% - 5.75%	11/29/2019	4,718	4,710,416
StoneRiver Group LP 2nd Lien Initial Term Loan	8.50%	5/29/2020	7,364	7,414,380
Walter Investment Management Corp. Tranche B Term Loan	4.75%	12/11/2020	21,444	21,211,197
Total				343,024,846

Food & Drug 1.49%
Albertson’s LLC Term Loan B2	4.75%	3/21/2019	43,977	44,231,539
OSI Restaurant Partners LLC 2013 Replacement Term Loan	3.50%	10/25/2019	3,397	3,404,765
Smart & Final, Inc. 1st Lien Term Loan	4.75%	11/15/2019	18,444	18,511,221
US Foods, Inc. Incremental Term Loan	4.50%	3/29/2019	65,164	65,320,204
Total				131,467,729

Food/Tobacco 3.39%
Big Heart Pet Brands Initial Term Loan	3.50%	3/8/2020	20,474	20,327,150
CIH International S.A.R.L. European Term Loan B	2.75%	6/5/2020	39	39,135
Del Monte Foods, Inc. 2nd Lien Initial Term Loan	8.25%	8/18/2021	8,000	7,930,000
Diamond Foods, Inc. Term Loan	4.25%	8/20/2018	31,925	31,944,953
Dunkin’ Brands, Inc. Term Loan B4	3.25%	2/7/2021	28,073	27,824,071
H.J. Heinz Co. Term Loan B2	3.50%	6/5/2020	61,297	61,694,086
Hearthside Group Holdings LLC Term Loan	4.50%	4/7/2021	25,000	25,156,250
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	35,315	36,749,848

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Food/Tobacco (continued)
Performance Food Group, Inc. Initial Term Loan	6.25%	11/14/2019		$40,190	$40,692,709
Pinnacle Foods Finance LLC New Term Loan G	3.25%	4/29/2020		35,238	35,105,926
Post Holdings Inc. Series A Incremental Term Loan	3.75%	4/17/2021		12,000	12,106,500
Total					299,570,628

Forest Products 1.58%
Berry Plastics Corp. Term Loan D	3.50%	2/8/2020		49,835	49,476,468
Caraustar Industries, Inc. Term Loan	7.50%	5/1/2019		29,894	30,311,326
Signode Industrial Group Lux SA EUR Initial Term Loan.(c)	4.25%	4/2/2021	EUR	3,000	4,094,562
Signode Industrial Group Lux SA Initial Term Loan B	4.00%	3/21/2021		$31,000	30,930,250
Viskase Cos., Inc. Initial Term Loan	4.25%	1/22/2021		24,950	24,773,229
Total					139,585,835

Gaming/Leisure 6.45%
Bally Technologies, Inc. Term Loan B	4.25%	11/25/2020		33,309	33,454,343
Caesar’s Entertainment Operating Co., Inc. Term Loan B1	3.15%	1/28/2015		2,853	2,843,839
Caesar’s Entertainment Operating Co., Inc. Term Loan B7	9.75%	1/28/2018		13,000	12,889,760
Caesar’s Entertainment Resort Properties LLC Term Loan B	7.00%	10/12/2020		26,800	26,742,648
Caesar’s Growth Properties Holdings LLC 1st Lien Term Loan B	6.25%	5/8/2021		20,000	19,930,100
CCM Merger, Inc. Term Loan	5.00%	3/1/2017		16,666	16,742,575
Centaur Acquisition LLC 2nd Lien Term Loan	8.75%	2/15/2020		8,200	8,316,153
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	7/31/2020		9,000	9,135,000
Graton Economic Development Authority Closing Date Term Loan B	9.00%	8/22/2018		32,353	33,707,807
Hilton Worldwide Finance LLC Initial Term Loan	3.50%	10/26/2020		78,521	78,324,714
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020		82,793	82,776,769
Lions Gate Entertainment Term Loan (Canada)(a)	5.00%	7/17/2020		16,305	16,574,848
MGM Resorts International Term Loan B	3.50%	12/20/2019		42,654	42,618,368
Mohegan Tribal Gaming Authority Term Loan B	5.50%	11/19/2019		39,900	40,658,100
Peninsula Gaming LLC Term Loan B	4.25%	11/20/2017		13,775	13,813,708
Pinnacle Entertainment, Inc. Tranche B2 Term Loan	3.75%	8/13/2020		39,394	39,450,929
ROC Finance LLC Funded Term Loan B	5.00%	6/20/2019		13,046	12,850,569
Seminole Hard Rock Entertainment, Inc. New Term Loan B	3.50%	5/14/2020		15,880	15,825,452

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	$39,421	$39,379,518
Town Sports International LLC Initial Term Loan	4.50%	11/16/2020	23,935	22,688,346
Total				568,723,546

Healthcare 8.27%
Air Medical Group Holdings, Inc. Term Loan B1	5.00%	6/30/2018	20,671	20,774,130
Air Medical Holdings LLC Term Loan	7.625%	5/31/2018	14,500	14,572,500
Ardent Medical Services, Inc. 1st Lien Term Loan	6.75%	7/2/2018	32,737	32,900,428
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	13,700	13,700,000
Biomet, Inc. Dollar Term Loan B2	3.65% - 3.733%	7/25/2017	11,035	11,066,557
CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	15,754	15,793,116
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020	1,783	1,812,699
CHS/Community Health Systems, Inc. 2019 Term Loan A	2.90% - 2.978%	1/22/2019	16,000	15,955,680
CHS/Community Health Systems, Inc. 2021 Term Loan D	4.25%	1/27/2021	51,870	52,229,200
Emdeon, Inc. Term Loan B2	3.75%	11/2/2018	32,527	32,581,484
Grifols Worldwide Operations Ltd. US Tranche B Term Loan	3.15%	2/27/2021	35,000	34,898,850
HCA, Inc. Tranche B4 Term Loan	2.984%	5/1/2018	27,375	27,419,800
HCA, Inc. Tranche B5 Term Loan	2.90%	3/31/2017	23,888	23,937,013
Heartland Dental Care LLC 1st Lien Term Loan B1	5.50%	12/21/2018	26,685	26,860,056
Heartland Dental Care LLC 2nd Lien Term Loan	9.75%	6/21/2019	10,575	10,839,375
JLL/Delta Dutch Newco B.V. Initial Dollar Term Loan (Netherlands)(a)	4.25%	3/11/2021	15,000	14,876,775
Kindred Healthcare, Inc. New Term Loan	4.00%	4/9/2021	9,591	9,563,063
Millennium Laboratories LLC Tranche B Term Loan	5.25%	4/16/2021	62,500	63,008,125
MPH Acquisition Holdings LLC Initial Term Loan	4.00%	3/31/2021	49,091	48,830,236
National Mentor Holdings, Inc. Tranche B Term Loan	4.75%	1/31/2021	23,000	23,138,920
PharMedium Healthcare Corp. 1st Lien Initial Term Loan	4.25%	1/28/2021	12,000	12,007,500
PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022	13,710	13,858,867
Sheridan Holdings, Inc. 2013 1st Lien Initial Term Loan	4.50%	6/29/2018	16,899	16,952,170

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Healthcare (continued)
Sheridan Holdings, Inc. 2013 2nd Lien New Term Loan	8.25%	12/20/2021		$5,125	$5,253,125
Steward Health Care System LLC Term Loan	6.75%	4/13/2020		7,988	7,907,644
Surgical Care Affiliates LLC Class B Extending Term Loan Facility	4.234%	12/29/2017		8,006	8,021,478
Surgical Care Affiliates LLC Class C Incremental Term Loan	4.00%	6/29/2018		27,864	27,846,922
Truven Health Analytics, Inc. New Tranche B Term Loan	4.50%	6/6/2019		11,098	11,024,282
United Surgical Partners International, Inc. Extended Term Loan	4.25%	4/19/2017		3,811	3,830,186
United Surgical Partners International, Inc. New Tranche B Term Loan	4.75%	4/3/2019		22,157	22,447,734
Valeant Pharmaceuticals International, Inc. Series C2 Tranche B Term Loan (Canada)(a)	3.75%	12/11/2019		14,988	14,970,745
Valeant Pharmaceuticals International, Inc. Series D2 Term Loan B (Canada)(a)	3.75%	2/13/2019		5,367	5,365,421
Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan (Canada)(a)	3.75%	8/5/2020		61,173	61,169,776
VWR Funding, Inc. Amendment No. 2 Dollar Term Loan	3.40%	4/3/2017		24,153	24,204,663
Total					729,618,520

Housing 2.52%
Atkore International, Inc. 1st Lien Initial Term Loan	4.50%	4/9/2021		15,000	15,028,200
Atkore International, Inc. 2nd Lien Initial Term Loan	7.75%	9/10/2021		16,200	16,321,500
Cemex España S.A. EUR Facility B1 Term Loan(c)	4.763%	2/14/2017	EUR	25,834	35,230,678
Cemex España S.A. Facility A4 Term Loan (Mexico)(a)	4.651%	2/17/2017		$44,432	44,487,520
Realogy Group LLC Extended Synthetic Commitment	4.40%	10/10/2016		5,550	5,543,138
Realogy Group LLC Initial 2014 Term Loan B	3.75%	3/5/2020		46,028	46,121,678
Roofing Supply Group LLC Initial Term Loan	5.00%	5/31/2019		13,485	13,507,806
Starwood Property Trust, Inc. 1st Lien Term Loan	3.50%	4/17/2020		46,654	46,473,586
Total					222,714,106

Information Technology 7.70%
Applied Systems, Inc. 1st Lien Initial Term Loan	4.25%	1/25/2021		8,978	9,013,051
Applied Systems, Inc. 2nd Lien Initial Term Loan	7.50%	1/23/2022		8,242	8,408,900
Aspect Software, Inc. Tranche B Term Loan	7.25%	5/6/2016		22,833	23,071,033

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)
Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	$62,500	$62,763,750
Blackboard, Inc. Term Loan B3	4.75%	10/4/2018	30,116	30,332,441
BMC Software Finance, Inc. Initial US Term Loan	5.00%	9/10/2020	92,269	92,672,426
DealerTrack Technologies, Inc. Term Loan	3.50%	2/28/2021	25,500	25,536,975
Dell International LLC Term Loan B	4.50%	4/29/2020	67,102	67,093,055
Eastman Kodak Co. Exit Term Loan	7.25%	9/3/2019	32,269	32,631,710
Epicor Software Corp. Term Loan B2	4.00%	5/16/2018	12,480	12,446,207
EZE Software Group LLC 1st Lien Term Loan B1	4.00%	4/6/2020	13,300	13,316,124
EZE Software Group LLC 2nd Lien New Term Loan	7.25%	4/5/2021	18,256	18,210,724
Freescale Semiconductor, Inc. Tranche B4 Term Loan	4.25%	2/28/2020	26,333	26,421,255
Freescale Semiconductor, Inc. Tranche B5 Term Loan	5.00%	1/15/2021	17,364	17,479,859
ION Trading Technologies S.A.R.L. 1st Lien Term Loan (Luxembourg)(a)	4.50%	5/22/2020	14,805	14,823,961
ION Trading Technologies S.A.R.L. 2nd Lien Term Loan (Luxembourg)(a)	8.25%	5/21/2021	15,150	15,301,500
Minerals Technologies, Inc. Initial Term Loan	4.00%	5/9/2021	50,000	50,250,000
Mitchell International, Inc. 2nd Lien Initial Term Loan	8.50%	10/11/2021	15,000	15,362,475
Mitchell International, Inc. Initial Term Loan	4.50%	10/12/2020	42,394	42,623,524
NXP B.V. Tranche D Term Loan (Netherlands)(a)	3.75%	1/11/2020	42,755	42,434,412
Peak Ten, Inc. Term Loan B	7.25%	10/25/2018	16,269	16,319,923
RP Crown Parent LLC 1st Lien New Term Loan	6.00%	12/21/2018	10,058	10,062,272
Scitor Corp. Term Loan	5.00%	2/15/2017	13,577	13,373,678
SunGard Data Systems, Inc. Tranche E Term Loan	4.00%	3/8/2020	19,515	19,587,630
Total				679,536,885

Manufacturing 5.21%
Accudyne Industries LLC Refinancing Term Loan	4.00%	12/13/2019	28,893	28,875,251
Air Distribution Technologies, Inc. 1st Lien Replacement Term Loan	4.25%	11/9/2018	25,501	25,575,328
Air Distribution Technologies, Inc. 2nd Lien Initial Term Loan	9.25%	5/9/2020	9,932	10,080,621
Alcatel-Lucent USA, Inc. US Term Loan	4.50%	1/30/2019	69,635	69,885,130
Allegion Public Ltd. Co. Tranche B Term Loan (Ireland)(a)	3.00%	9/30/2020	12,968	12,928,597
Alliance Laundry Systems LLC 1st Lien Initial Term Loan	4.25%	12/10/2018	15,283	15,302,237
Alliance Laundry Systems LLC 2nd Lien Initial Term Loan	9.50%	12/10/2019	9,706	9,863,243

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Manufacturing (continued)
Apex Tool Group LLC Term Loan	4.50%	1/31/2020		$20,297	$19,806,884
Doosan Infracore International, Inc. Tranche B Term Loan	—	5/6/2021		25,000	25,125,000
Faenza Germany GmbH Holdings Dollar Term Loan B3 (Germany)(a)	4.25%	8/28/2020		3,238	3,246,576
Faenza Germany GmbH Holdings Initial Dollar Term Loan B1 (Germany)(a)	4.25%	8/31/2020		13,674	13,708,567
Faenza Germany GmbH Holdings Initial Dollar Term Loan B2 (Germany)(a)	4.25%	8/28/2020		1,059	1,061,413
Filtration Group Corp. 2nd Lien Initial Term Loan	8.25%	11/21/2021		20,173	20,614,284
Gardner Denver, Inc. Initial Dollar Term Loan	4.25%	7/30/2020		20,285	20,293,150
Gardner Denver, Inc. Initial EUR Term Loan(c)	4.75%	7/30/2020	EUR	26,533	36,481,050
Generac Power Systems, Inc. Term Loan B	3.25%	5/31/2020		$23,590	23,471,863
Husky Injection Molding Systems Ltd. New Term Loan (Canada)(a)	4.25%	6/29/2018		12,538	12,583,296
Milacron LLC Term Loan	4.00%	3/30/2020		15,000	14,962,500
Ply Gem Industries, Inc. Term Loan	4.00%	2/1/2021		5,000	4,959,375
Road Infrastructure Investment LLC 1st Lien 2014 Term Loan	4.25%	3/31/2021		33,550	33,452,202
Road Infrastructure Investment LLC 2nd Lien 2014 Term Loan	7.75%	9/21/2021		26,500	26,433,750
Unifrax Holding Co. New Dollar Term Loan B	4.25%	11/28/2018		12,876	12,924,288
Unifrax Holding Co. New EUR Term Loan(c)	5.25%	11/28/2018	EUR	5,591	7,631,182
WDCC Enterprises, Inc. Tranche B2 Term Loan(c)	5.34%	12/12/2019	CAD	11,740	10,854,437
Total					460,120,224

Media/Telecommunications 11.93%
Acquisitions Cogeco Cable II LP 2013 Term Loan B	3.25%	12/2/2019		$18,834	18,669,295
Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020		25,041	25,092,658
Affinion Group, Inc. 2nd Lien Initial Term Loan	8.50%	10/12/2018		12,000	12,086,280
Affinion Group, Inc. Tranche B Term Loan	6.75%	4/30/2018		28,544	28,671,198
Alpha Topco Ltd. New Facility Term Loan B (Luxembourg)(a)	4.50%	4/30/2019		20,214	20,286,996
Cequel Communications LLC Term Loan	3.50%	2/14/2019		27,033	27,044,830
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020		56,998	56,304,731
Charter Communications Operating LLC Term Loan F	3.00%	1/3/2021		18,969	18,725,923
Checkout Holding Corp. 2nd Lien Initial Term Loan	7.75%	4/11/2022		7,000	6,991,250

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)
Clear Channel Communications, Inc. Tranche B Term Loan	3.80%	1/29/2016	$89,057	$88,327,652
Clear Channel Communications, Inc. Tranche D Term Loan	6.90%	1/30/2019	10,000	9,906,800
Consolidated Communications, Inc. Initial Term Loan	4.25%	12/23/2020	19,950	20,074,687
Crown Castle Operating Co. Extended Incremental Tranche B2 Term Loan	3.00%	1/31/2021	58,715	58,568,631
CSC Holdings LLC Term Loan B	2.65%	4/17/2020	54,668	54,198,429
Fibertech Networks LLC Term Loan	4.00%	12/18/2019	7,431	7,421,985
Getty Images, Inc. Initial Term Loan	4.75%	10/18/2019	13,000	12,578,345
Grande Communications Networks LLC Initial Term Loan	4.50%	5/22/2020	22,818	22,708,229
Integra Telecom Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	2/22/2020	19,132	19,569,358
Integra Telecom Holdings, Inc. Term Loan B	5.25%	2/22/2019	24,750	24,904,687
Level 3 Financing, Inc. Tranche B 2020 Term Loan	4.00%	1/15/2020	48,500	48,663,687
Level 3 Financing, Inc. Tranche B-III 2019 Term Loan	4.00%	8/1/2019	17,000	17,048,875
LTS Buyer LLC 1st Lien Term Loan B	4.00%	4/13/2020	17,456	17,423,300
LTS Buyer LLC 2nd Lien Term Loan	8.00%	4/12/2021	11,983	12,153,149
MCC Iowa LLC Tranche G Term Loan	4.00%	1/20/2020	21,670	21,688,094
MCC Iowa LLC Tranche H Term Loan	3.25%	1/29/2021	4,938	4,898,544
Mediacom Illinois LLC Tranche E Term Loan	3.13%	10/23/2017	13,860	13,903,382
Midcontinent Communications Term Loan B	3.50% - 5.00%	7/30/2020	8,567	8,561,753
Newsday LLC Term Loan	3.65%	10/12/2016	18,865	18,936,130
Numericable U.S. LLC Dollar Denominated Tranche B1 Term Loan	4.50%	5/21/2020	25,092	25,178,316
Numericable U.S. LLC Dollar Denominated Tranche B2 Term Loan	4.50%	5/21/2020	21,708	21,782,676
SBA Senior Finance II LLC Incremental Tranche B1 Term Loan	3.25%	3/24/2021	25,000	24,867,250
Syniverse Holdings, Inc. Tranche B Term Loan	4.00%	4/23/2019	34,903	34,957,396
Univision Communications, Inc. Replacement 1st Lien Term Loan	4.00%	3/1/2020	47,547	47,498,399
Virgin Media Investment Holdings Ltd. Facility Term Loan B (United Kingdom)(a)	3.50%	6/5/2020	22,725	22,574,447
WaveDivision Holdings LLC Initial Term Loan	4.00%	10/15/2019	28,482	28,553,548
WideOpenWest Finance LLC Term Loan B	4.75%	4/1/2019	17,820	17,938,770

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media/Telecommunications (continued)
WMG Acquisitions Corp. Tranche B Refinancing Term Loan	3.75%	7/1/2020		$53,076	$52,263,611
Zayo Group LLC Term Loan	4.00%	7/2/2019		2,500	2,500,000
Ziggo B.V. US B1 Facility Term Loan (Netherlands)(a)	3.25%	1/15/2022		24,036	23,723,700
Ziggo B.V. US B2 Facility Term Loan (Netherlands)(a)	3.25%	1/15/2022		15,489	15,288,000
Ziggo B.V. US B3 Facility Term Loan (Netherlands)(a)	—	1/15/2022		25,474	25,143,300
Ziggo EUR Facility B1 Term Loan(c)	3.50%	1/15/2022	EUR	7,238	9,786,970
Ziggo EUR Facility B2 Term Loan(c)	3.50%	1/15/2022	EUR	3,913	5,290,711
Total					1,052,755,972

Metals/Minerals 1.14%
American Rock Salt Co. LLC 1st Lien Closing Date Term Loan	4.75%	5/20/2021		$20,151	20,201,494
American Rock Salt Co. LLC Delayed Draw 1st Lien Term Loan	5.75%	5/20/2021		4,849	4,861,006
Arch Coal, Inc. Term Loan	6.25%	5/16/2018		19,912	19,635,352
Murray Energy Corp. Term Loan	5.25%	12/5/2019		55,000	55,713,350
Total					100,411,202

Retail 5.02%
Academy Ltd. 2012 Initial Term Loan	4.50%	8/3/2018		19,700	19,778,899
BJ’s Wholesale Club, Inc. New 2013 1st Lien Replacement Term Loan	4.50%	9/26/2019		52,877	52,968,581
Capital Automotive LP 2nd Lien Term Loan	6.00%	4/30/2020		6,000	6,135,000
Container Store, Inc. (The) Term Loan Facility	4.25%	4/6/2019		12,509	12,503,291
Gymboree Corp. (The) Term Loan	5.00%	2/23/2018		10,948	8,932,656
J Crew Group, Inc. Initial Term Loan	4.00% - 5.25%	3/5/2021		54,821	54,574,566
J.C. Penney Corp., Inc. Term Loan	6.00%	5/21/2018		8,000	8,078,360
Kate Spade & Co. Initial Term Loan	4.00%	4/9/2021		31,000	31,065,875
Lands’ End, Inc. Initial Term Loan B	4.25%	4/2/2021		24,000	24,007,560
Leslie’s Poolmart, Inc. Additional Tranche B Term Loan	4.25%	10/16/2019		48,778	48,772,019
Men’s Wearhouse, Inc. (The) Term Loan Tranche B	4.50%	3/11/2021		40,000	40,187,600
Michaels Stores, Inc. Term Loan B	3.75%	1/28/2020		30,386	30,445,388
Neiman Marcus Group, Inc. (The) Term Loan	4.25%	10/26/2020		49,900	49,837,594
Party City Holdings, Inc. 2014 Replacement Term Loan	4.00%	7/27/2019		31,451	31,317,521

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)
Stuart Weitzman Acquisition Co. LLC Initial Term Loan	4.50%	4/8/2020	$10,500	$10,460,625
Toys ‘R’ US Property Co. I LLC Initial Term Loan	6.00%	8/21/2019	14,900	14,341,310
Total				443,406,845

Service 13.23%
Acosta, Inc. 2013 Term Loan B	4.25%	3/2/2018	20,654	20,760,230
ADS Waste Holdings, Inc. Tranche B2 Initial Term Loan	3.75%	10/9/2019	19,750	19,671,099
Advantage Sales & Marketing, Inc. 2013 1st Lien Term Loan	4.25%	12/17/2017	15,254	15,308,182
Advantage Sales & Marketing, Inc. 2013 2nd Lien Term Loan	8.25%	6/18/2018	19,018	19,155,668
Allflex Holdings III, Inc. 1st Lien Initial Term Loan	4.25%	7/17/2020	19,900	19,914,925
Allflex Holdings III, Inc. 2nd Lien Initial Term Loan	8.00%	7/19/2021	19,000	19,219,640
Allied Security Holdings LLC 1st Lien Closing Date Term Loan	4.25%	2/12/2021	32,341	32,263,924
Allied Security Holdings LLC 2nd Lien Closing Date Term Loan	8.00%	8/13/2021	22,319	22,458,838
Aramark Corp. US Term Loan F	3.25%	2/24/2021	32,500	32,320,600
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	16,005	16,478,508
Asurion LLC Incremental Tranche B1 Term Loan	5.00%	5/24/2019	48,375	48,605,225
Asurion LLC Incremental Tranche B2 Term Loan	4.25%	7/8/2020	57,133	56,966,179
Atlantic Aviation FBO, Inc. 2013 Term Loan	3.25%	6/1/2020	24,154	24,206,758
AVSC Holding Corp. 1st Lien Initial Term Loan	4.50%	1/24/2021	34,874	34,948,107
AVSC Holding Corp. 2nd Lien Initial Term Loan	9.25%	1/24/2022	8,000	8,160,000
Brand Energy & Infrastructure Services, Inc. Initial Term Loan	4.75%	11/26/2020	42,728	42,936,873
Brickman Group Ltd. LLC (The) 2nd Lien Initial Term Loan	7.50%	12/17/2021	6,850	6,997,275
CompuCom Systems, Inc. Term Loan	4.25%	5/11/2020	21,610	21,529,426
Cunningham Lindsey US, Inc. 1st Lien Initial Term Loan (Canada)(a)	5.00%	12/10/2019	18,337	18,303,055
Cunningham Lindsey US, Inc. 2nd Lien Initial Term Loan (Canada)(a)	9.25%	6/10/2020	4,574	4,579,315
DataPipe, Inc. 1st Lien Initial Term Loan	5.25%	3/15/2019	11,934	11,970,253
DataPipe, Inc. 2nd Lien Initial Term Loan	8.50%	9/16/2019	14,015	14,114,145
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	26,245	26,346,624
EnergySolutions LLC Advance Term Loan	6.75%	5/29/2020	15,000	15,075,000
Evergreen Skills Lux SA 1st Lien Term Loan	4.50%	4/28/2021	40,000	40,087,600

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)
Evergreen Skills Lux SA 2nd Lien Term Loan	7.75%	4/28/2022	$20,000	$19,875,000
First Data Corp. 2018 Dollar Term Loan	4.15%	3/24/2018	86,564	86,726,517
First Data Corp. 2018 New Term Loan B	4.15%	9/24/2018	8,000	8,022,480
GCA Services Group, Inc. 1st Lien Replacement Term Loan	4.25%	11/1/2019	9,258	9,269,537
GCA Services Group, Inc. 2nd Lien Initial Term Loan	9.25%	10/22/2020	9,000	9,067,500
Hertz Corp. (The) Letter of Credit Term Loan	2.75%	3/9/2018	14,439	14,367,265
Hertz Corp. (The) Tranche B1 Term Loan	3.75%	3/12/2018	5,810	5,814,551
IG Investment Holdings LLC 1st Lien Tranche B Term Loan	5.25%	10/31/2019	36,579	36,716,667
InfoGroup, Inc. Term Loan B	7.50%	5/25/2018	22,659	20,280,234
Interactive Data Corp. Term Loan	4.75%	4/30/2021	30,000	30,267,300
iQor US, Inc. 1st Lien Term Loan B	6.00%	4/1/2021	48,571	46,446,429
Kasima LLC Term Loan	3.25%	5/17/2021	46,450	46,217,750
Landmark Aviation FBO Canada, Inc. Canadian Term Loan	4.75%	10/25/2019	1,016	1,018,439
LM U.S. Member LLC 1st Lien Initial Term Loan	4.75%	10/25/2019	15,061	15,096,102
Micro Holdings LP Initial Term Loan	6.25%	3/18/2019	19,750	19,787,092
Neff Rental LLC 2nd Lien Closing Date Loan	7.25%	5/21/2021	16,500	16,448,520
NEP/NCP Holdco, Inc. 2nd Lien Term Loan	9.50%	7/22/2020	11,865	12,243,088
Nord Anglia Education Finance LLC Initial Term Loan (United Kingdom)(a)	4.50%	3/19/2021	35,000	35,131,250
Redtop Acquisitions Ltd. 2nd Lien Initial Dollar Term Loan (United Kingdom)(a)	8.25%	6/3/2021	2,968	3,052,880
RentPath, Inc. Term Loan B	6.25%	5/29/2020	24,813	25,060,625
Securus Technologies Holdings, Inc. 1st Lien Initial Term Loan	4.75%	4/30/2020	10,945	10,965,577
Securus Technologies Holdings, Inc. 2nd Lien Initial Term Loan	9.00%	4/30/2021	7,000	7,074,410
SRA International, Inc. Term Loan	6.50%	7/20/2018	37,988	38,153,814
US Airways, Inc. Tranche B1 Term Loan	3.50%	5/23/2019	23,914	23,908,978
Weight Watchers International, Inc. Tranche B2 Initial Term Loan	4.00%	4/2/2020	10,582	8,396,325
WP Mustang Holdings LLC Term Loan B	5.50%	5/7/2021	25,000	25,177,000
Total				1,166,962,779

Transportation 2.62%
ASP HHI Acquisition Co., Inc. Additional Term Loan	5.00%	10/5/2018	46,159	46,331,895

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation (continued)
Chrysler Group LLC Term Loan B	3.50%		5/24/2017	$34,185	$34,252,227
Chrysler Group LLC Tranche B Term Loan	3.25%		12/31/2018	66,500	66,238,655
CS Intermediate Holdco 2 LLC Term Loan	4.00%		4/4/2021	17,500	17,500,000
Fram Group Holdings, Inc. 1st Lien Term Loan	6.50%		7/28/2017	9,441	9,470,595
Fram Group Holdings, Inc. 2nd Lien Term Loan	10.50%		1/29/2018	13,975	13,346,189
Navistar Financial Corp. 2011 Term Loan	3.188%		12/2/2016	30,678	29,911,522
Remy International, Inc. 2013 Term Loan B	4.25%		3/5/2020	8,394	8,418,218
Tower Automotive Holdings USA LLC Refinancing Term Loan	4.00%		4/23/2020	5,373	5,364,178
Total					230,833,479

Utility 3.93%
Calpine Corp. Delayed Term Loan	4.00%		10/30/2020	18,953	19,033,712
Calpine Corp. Term Loan	4.00%		4/1/2018	17,611	17,684,831
Calpine Corp. Term Loan	4.00%		10/9/2019	20,700	20,781,626
Dynegy, Inc. Tranche B2 Term Loan	4.00%		4/23/2020	40,017	40,153,147
La Frontera Generation LLC Term Loan	4.50%		9/30/2020	39,189	39,306,826
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%		8/20/2020	30,000	30,825,000
NRG Energy, Inc. 2013 Term Loan	2.75%		7/2/2018	24,038	23,920,100
Panda Sherman Power LLC Advance Construction Term Loan	9.00%		9/14/2018	20,350	20,871,469
Panda Temple Power II LLC Advance Construction Term Loan	7.25%		4/3/2019	24,475	25,086,875
Star West Generation LLC Advance Term Loan B	4.25%		3/13/2020	13,398	13,406,870
Texas Competitive Electric Holdings Co. LLC 2017 Extended Term Loan	4.651% - 4.652%		10/10/2017	78,074	62,654,127
Texas Competitive Electric Holdings Co. LLC DIP 2014 Delayed Draw Term Loan	3.75%		5/5/2016	8,040	8,080,646
TPF II LC LLC Term Loan	6.50%		8/21/2019	24,813	25,246,719
Total					347,051,948
Total Floating Rate Loans (cost $7,835,546,564)					7,848,442,171

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.15%
Commercial Mortgage Pass-Through Certificates 2007-FL14 C†	0.451%	#	6/15/2022	1,436	1,419,941
Credit Suisse Mortgage Capital Certificates 2006-TF2A SVJ†	1.371%	#	10/15/2021	1,075	1,073,022
JPMorgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B†	5.64%	#	3/18/2051	5,000	5,352,050

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Wachovia Bank Commercial Mortgage Trust 2006-WL7A H†	0.551%	#	9/15/2021	$5,191	$5,061,788
Total Non-Agency Commercial Mortgage-Backed Securities (cost $12,173,002)					12,906,801
Total Long-Term Investments (cost $8,378,460,933)					8,405,063,402

SHORT-TERM INVESTMENTS 4.62%

FLOATING RATE LOANS 1.04%

Utility
Texas Competitive Electric Holdings Co. LLC 2014 Non-Extended Term Loan (cost $94,634,176)	4.651%		10/10/2014	115,000	91,968,950

REPURCHASE AGREEMENT 3.58%
Repurchase Agreement dated 5/30/2014, Zero Coupon due 6/2/2014 with Fixed Income Clearing Corp. collateralized by $30,000,000 of Federal Home Loan Bank at 0.25% due 1/16/2015; $224,170,000 of U.S. Treasury Note at 2.25% due 1/31/2015 and $63,110,000 of U.S. Treasury Note at 0.25% due 1/15/2015; value: $322,160,000; proceeds: $315,838,805 (cost $315,838,805)				315,839	315,838,805
Total Short-Term Investments (cost $410,472,981)					407,807,755
Total Investments in Securities 99.88% (cost $8,788,933,914)					8,812,871,157
Cash, Foreign Cash and Other Assets in Excess of Liabilities(e) 0.12%					10,692,791
Net Assets 100.00%					$8,823,563,948

CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
NOK	Norwegian krone.
PIK	Payment-in-kind.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2014.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Defaulted security.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2014.
(e)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts and futures contracts, as follows:

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2014

Open Forward Foreign Currency Exchange Contracts at May 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Citibank	7/28/2014	10,920,000	$18,305,370	$18,296,356	$9,014
euro	Sell	Bank of America	8/13/2014	6,325,000	8,703,156	8,621,766	81,390
euro	Sell	Bank of America	8/13/2014	4,990,000	6,866,814	6,801,994	64,820
euro	Sell	Citibank	6/20/2014	23,990,000	33,416,655	32,700,880	715,775
euro	Sell	Citibank	7/17/2014	24,630,000	34,009,892	33,572,844	437,048
euro	Sell	Citibank	8/13/2014	800,000	1,096,790	1,090,500	6,290
euro	Sell	J.P. Morgan	6/20/2014	7,065,000	9,820,350	9,630,334	190,016
euro	Sell	J.P. Morgan	7/17/2014	28,170,000	38,950,011	38,398,174	551,837
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,056,190

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Bank of America	7/16/2014	585,000	$538,976	$538,948	$(28)
euro	Buy	Bank of America	6/20/2014	4,195,000	5,722,207	5,718,224	(3,983)
Canadian dollar	Sell	Bank of America	7/16/2014	12,190,000	11,050,575	11,230,383	(179,808)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(183,819)

Open Futures Contracts at May 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2014	904	Short	$(108,924,938)	$(389,993)
U.S. 10-Year Treasury Note	June 2014	381	Short	(48,131,016)	(409,725)
Totals				$(157,055,954)	$(799,718)

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2014

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$6,524,848	$—	$6,524,848
Common Stocks	5,068,800	—	—	5,068,800
Corporate Bonds	—	532,120,782	—	532,120,782
Floating Rate Loans(4)
Aerospace	—	188,862,726	—	188,862,726
Chemicals	—	259,921,896	31,790,385	291,712,281
Consumer Durables	—	21,947,612	—	21,947,612
Consumer Non-Durables	—	91,420,909	—	91,420,909
Energy	—	266,581,199	72,132,900	338,714,099
Financial	—	335,610,466	7,414,380	343,024,846
Food & Drug	—	131,467,729	—	131,467,729
Food/Tobacco	—	299,570,628	—	299,570,628
Forest Products	—	139,585,835	—	139,585,835
Gaming/Leisure	—	559,588,546	9,135,000	568,723,546
Healthcare	—	707,024,542	22,593,978	729,618,520
Housing	—	172,683,448	50,030,658	222,714,106
Information Technology	—	679,536,885	—	679,536,885
Manufacturing	—	439,402,544	20,717,680	460,120,224
Media/Telecommunications	—	1,052,755,972	—	1,052,755,972
Metals/Minerals	—	100,411,202	—	100,411,202
Retail	—	443,406,845	—	443,406,845
Service	—	1,086,376,384	80,586,395	1,166,962,779
Transportation	—	200,921,957	29,911,522	230,833,479
Utility	—	336,990,835	102,030,063	439,020,898
Non-Agency Commercial
Mortgage-Backed Securities	—	12,906,801	—	12,906,801
Repurchase Agreement	—	315,838,805	—	315,838,805
Total	$5,068,800	$8,381,459,396	$426,342,961	$8,812,871,157

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$2,056,190	$—	$2,056,190
Liabilities	—	(183,819)	—	(183,819)
Futures Contracts
Assets	—	—	—	—
Liabilities	(799,718)	—	—	(799,718)
Unfunded Commitments
Assets	—	—	—	—
Liabilities	—	(101,375)	—	(101,375)
Total	$(799,718)	$1,770,996	$—	$971,278

(1)	Refer to note 2(r) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2014.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND May 31, 2014

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of December 1, 2013	$328,330,601
Accrued discounts/premiums	628,145
Realized gain (loss)	986,500
Change in unrealized appreciation/depreciation	(431,722)
Purchases	135,095,148
Sales	(133,227,580)
Net transfers in or out of Level 3	94,961,869
Balance as of May 31, 2014	$426,342,961

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)

HIGH YIELD FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 100.57%

ASSET-BACKED SECURITIES 0.16%

Other
Gramercy Real Estate CDO Ltd. 2007–1A A1†	0.504%	#	8/15/2056	$4,034	$3,509,835
NorthStar Real Estate CDO VIII Ltd. 2006–8A A2†	0.512%	#	2/1/2041	2,000	1,760,000
Total Asset-Backed Securities (cost $5,184,254)					5,269,835

				Shares (000)
COMMON STOCKS 4.23%

Aerospace/Defense 0.41%
B/E Aerospace, Inc.*				35	3,366,900
General Dynamics Corp.				30	3,519,976
TransDigm Group, Inc.				35	6,661,463
Total					13,548,339

Auto Parts & Equipment 0.10%
Allison Transmission Holdings, Inc.				108	3,333,828

Automakers 0.10%
Oshkosh Corp.				61	3,318,670

Beverages 0.07%
Craft Brew Alliance, Inc.*				195	2,151,354

Chemicals 0.10%
Rockwood Holdings, Inc.				45	3,466,511

Consumer Products 0.20%
Estee Lauder Cos., Inc. (The) Class A				44	3,386,068
Hypermarcas SA				400	3,233,495
Total					6,619,563

Consumer/Commercial/Lease Financing 0.20%
Air Lease Corp.				162	6,685,977

Energy: Exploration & Production 0.66%
Bonanza Creek Energy, Inc.*				64	3,408,623
Cimarex Energy Co.				26	3,357,380
Diamondback Energy, Inc.*				44	3,357,275
Gulfport Energy Corp.*				53	3,251,307

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Shares (000)	Fair Value
Energy: Exploration & Production (continued)
Parsley Energy, Inc. Class A (China)*(a)	147	$3,489,436
Rice Energy, Inc.*	167	5,289,962
Total		22,153,983

Food: Wholesale 0.10%
Mead Johnson Nutrition Co.	39	3,454,437

Gas Distribution 0.10%
GasLog Ltd.	144	3,364,595

Health Services 0.20%
Envision Healthcare Holdings, Inc.*	96	3,303,184
Team Health Holdings, Inc.*	68	3,426,975
Total		6,730,159

Investments & Miscellaneous Financial Services 0.03%
Penson Technologies Class A Units	4,881	1,116,000

Medical Products 0.10%
Thermo Fisher Scientific, Inc.	28	3,248,929

Metals/Mining (Excluding Steel) 0.31%
Precision Castparts Corp.	26	6,700,934
U.S. Silica Holdings, Inc.	69	3,497,522
Total		10,198,456

Oil Field Equipment & Services 0.10%
CARBO Ceramics, Inc.	25	3,433,472

Restaurants 0.10%
Yum! Brands, Inc.	44	3,417,102

Software/Services 1.11%
FireEye, Inc.*	148	4,865,582
FleetCor Technologies, Inc.*	25	3,198,173
HomeAway, Inc.*	106	3,273,547
JD.com, Inc. ADR*	132	3,310,000
Pandora Media, Inc.*	138	3,392,499
Red Hat, Inc.*	66	3,319,498
Splunk, Inc.*	88	3,695,024
Vantiv, Inc. Class A*	104	3,232,257
VeriFone Systems, Inc.*	102	3,330,215
Yelp, Inc.*	81	5,367,278
Total		36,984,073

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Shares (000)	Fair Value
Specialty Retail 0.15%
Restoration Hardware Holdings, Inc.*	76	$5,082,662

Theaters & Entertainment 0.09%
Lions Gate Entertainment Corp.	115	2,999,750
Total Common Stocks (cost $136,256,397)		141,307,860

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 1.65%

Aerospace/Defense 0.20%
Alliant Techsystems, Inc.	3.00%	8/15/2024	$3,997	6,637,518

Energy: Exploration & Production 0.10%
PDC Energy, Inc.†	3.25%	5/15/2016	2,100	3,428,250

Health Services 0.11%
Incyte Corp. Ltd.†	1.25%	11/15/2020	2,950	3,707,781

Investments & Miscellaneous Financial Services 0.14%
Portfolio Recovery Associates, Inc.†	3.00%	8/1/2020	4,007	4,683,181

Machinery 0.14%
Terex Corp.	4.00%	6/1/2015	1,950	4,671,469

Media: Broadcast 0.10%
Central European Media Enterprises Ltd.	5.00%	11/15/2015	3,339	3,276,394

Monoline Insurance 0.15%
MGIC Investment Corp.	2.00%	4/1/2020	3,530	5,008,188

Pharmaceuticals 0.56%
Isis Pharmaceuticals, Inc.	2.75%	10/1/2019	3,323	6,409,236
Medivation, Inc.	2.625%	4/1/2017	4,468	6,944,948
Regeneron Pharmaceuticals, Inc.	1.875%	10/1/2016	1,451	5,301,591
Total				18,655,775

Software/Services 0.15%
HomeAway, Inc.†	0.125%	4/1/2019	1,700	1,601,188
Vipshop Holdings Ltd. (China)(a)	1.50%	3/15/2019	3,092	3,441,782
Total				5,042,970
Total Convertible Bonds (cost $57,131,520)				55,111,526

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Dividend Rate	Shares (000)	Fair Value
CONVERTIBLE PREFERRED STOCK 0.09%

Aerospace/Defense
United Technologies Corp. Unit (cost $2,586,546)	7.50%	48	$3,151,162

	Interest Rate	Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(b) 7.09%

Aerospace/Defense 0.07%
Doncasters U.S. Finance LLC 2nd Lien Term Loan	9.50%	10/9/2020	$2,409	2,449,544

Chemicals 0.28%
American Pacific Corp. Term Loan	7.00%	2/27/2019	6,000	6,060,000
EWT Holdings III Corp. 2nd Lien Term Loan	8.50%	1/15/2022	3,174	3,197,805
Total				9,257,805

Diversified Capital Goods 0.11%
Air Distribution Technologies, Inc. 2nd Lien Initial Term Loan	9.25%	5/11/2020	3,714	3,769,785

Electric: Generation 0.78%
Longview Power LLC 2017 Term Loan	7.19%	10/31/2017	7,000	4,511,500
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/20/2020	10,100	10,377,750
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018	735	753,834
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019	10,150	10,403,750
Total				26,046,834

Electronics 0.15%
Eastman Kodak Co. 2nd Lien Term Loan	10.75%	7/31/2020	5,135	5,194,386

Energy: Exploration & Production 0.21%
Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/16/2021	6,950	7,045,562

Food & Drug Retailers 0.75%
Albertson’s LLC Bridge Term Loan	—	4/25/2015	25,000	25,000,000

Food: Wholesale 0.45%
Hearthside Food Solutions LLC Bridge Term Loan	—	4/8/2015	15,000	15,000,000

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.65%
Caesar’s Entertainment Resort Properties LLC Term Loan B	—	10/11/2020	$3,200	$3,193,152
Cannery Casino Resorts LLC 2nd Lien Term Loan	10.00%	10/2/2019	4,613	4,703,830
Graton Economic Development Authority Closing Date Term Loan B	9.00%	8/22/2018	4,510	4,698,664
Yonkers Racing Corp. 2nd Lien Initial Term Loan	8.75%	8/20/2020	9,200	9,039,000
Total				21,634,646

Health Facilities 0.05%
Steward Health Care System LLC Term Loan	6.75%	4/10/2020	1,666	1,648,883

Health Services 0.50%
Air Medical Holdings LLC Term Loan	7.625%	5/31/2018	7,362	7,398,810
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020	5,482	5,574,050
Sheridan Holdings, Inc. 2013 2nd Lien New Term Loan	8.25%	12/20/2021	3,575	3,664,375
Total				16,637,235

Investments & Miscellaneous Financial Services 0.14%
VFH Parent LLC 2013 Term Loan	5.75%	11/8/2019	4,617	4,570,830

Leisure 0.15%
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	7/31/2020	4,900	4,973,500

Machinery 0.37%
Alliance Laundry Systems LLC 2nd Lien Initial Term Loan	9.50%	12/10/2019	7,743	7,868,605
Filtration Group Corp. 2nd Lien Initial Term Loan	8.25%	11/22/2021	4,349	4,444,134
Total				12,312,739

Media: Services 0.06%
AVSC Holding Corp. 2nd Lien Initial Term Loan	9.25%	1/24/2022	1,850	1,887,000

Metals/Mining (Excluding Steel) 0.51%
American Rock Salt Co. LLC 2nd Lien Delayed Draw Loan	—	5/20/2022	6,950	7,019,500
Hi-Crush Partners LP Advance Term Loan	4.75%	4/28/2021	9,800	9,922,500
Total				16,942,000

Software/Services 0.69%
Applied Systems, Inc. 2nd Lien Initial Term Loan	7.50%	1/24/2022	4,600	4,693,150
EZE Software Group LLC 2nd Lien New Term Loan	7.25%	4/5/2021	4,750	4,737,713

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Software/Services (continued)
Mitchell International, Inc. 2nd Lien Initial Term Loan	8.50%	10/11/2021			$6,300	$6,452,239
Stratus Technologies, Inc. Term Loan	6.00%	4/28/2021			7,400	7,381,537
Total						23,264,639

Support: Services 1.00%
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021			6,180	6,362,836
Neff Rental LLC 2nd Lien Closing Date Loan	7.25%	6/9/2021			12,975	12,934,518
Redtop Acquisitions Ltd. 2nd Lien Initial Dollar Term Loan (United Kingdom)(a)	8.25%	6/3/2021			2,768	2,847,644
WP Mustang Holdings LLC 2nd Lien Term Loan	8.50%	5/27/2022			11,600	11,455,000
Total						33,599,998

Telecommunications: Integrated/Services 0.17%
DataPipe, Inc. 2nd Lien Initial Term Loan	9.25%	9/16/2019			5,725	5,765,562
Total Floating Rate Loans (cost $234,302,118)						237,000,948

FOREIGN BONDS(c) 4.70%

Brazil 0.06%
Oi SA†	9.75%	9/15/2016		BRL	4,625	1,922,524

France 0.38%
Europcar Groupe SA†	9.375%	4/15/2018		EUR	2,750	4,029,812
Numericable Group SA†	5.375%	5/15/2022		EUR	1,850	2,665,257
SMCP SAS†	8.875%	6/15/2020		EUR	3,900	5,892,198
Total						12,587,267

Germany 0.25%
CeramTec Group GmbH†	8.25%	8/15/2021		EUR	5,500	8,284,544

Ireland 0.41%
Baggot Securities Ltd.†	10.24%	—	(d)	EUR	6,250	9,333,317
eircom Finance Ltd.†	9.25%	5/15/2020		EUR	2,775	4,298,140
Total						13,631,457

Italy 0.14%
Zobele Holding SpA†	7.875%	2/1/2018		EUR	3,150	4,573,027

Luxembourg 0.57%
Bilbao Luxembourg SA PIK†	10.50%	12/1/2018		EUR	4,000	5,752,493
Matterhorn Midco & Cy SCA†	7.75%	2/15/2020		EUR	9,184	13,514,443
Total						19,266,936

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Mexico 0.42%
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028		MXN	188,500	$13,934,705

Netherlands 0.63%
Adria Bidco BV†	7.875%	11/15/2020		EUR	5,325	7,875,769
Constellium NV†	4.625%	5/15/2021		EUR	3,025	4,247,235
UPC Holding BV†	6.75%	3/15/2023		CHF	1,775	2,171,585
Ziggo Bond Co. BV†	8.00%	5/15/2018		EUR	4,600	6,881,863
Total						21,176,452

Spain 0.48%
Banco Popular Espanol SA	11.50%	—	(d)	EUR	10,000	16,119,248

United Kingdom 1.36%
Enterprise Inns plc	6.875%	2/15/2021		GBP	5,650	10,133,459
Galaxy Finco Ltd.†	7.875%	11/15/2021		GBP	4,000	6,903,659
Old Mutual plc	8.00%	6/3/2021		GBP	4,830	9,299,710
Premier Foods Finance plc†	6.50%	3/15/2021		GBP	2,775	4,814,717
R&R Ice Cream plc†	5.50%	5/15/2020		GBP	4,950	8,193,468
Stonegate Pub Co. Financing plc†	5.75%	4/15/2019		GBP	3,700	6,287,212
Total						45,632,225
Total Foreign Bonds (cost $150,206,107)						157,128,385

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.16%

Belize 0.09%
Republic of Belize†	5.00%	2/20/2038			$4,415	3,123,471

Sri Lanka 0.07%
Republic of Sri Lanka†	5.125%	4/11/2019			2,300	2,363,250
Total Foreign Government Obligations (cost $5,326,834)						5,486,721

HIGH YIELD CORPORATE BONDS 82.04%

Aerospace/Defense 0.75%
Alliant Techsystems, Inc.†	5.25%	10/1/2021			2,825	2,959,188
CPI International, Inc.	8.75%	2/15/2018			3,700	3,866,500
GenCorp, Inc.	7.125%	3/15/2021			8,175	8,931,187
SRA International, Inc.	11.00%	10/1/2019			4,567	4,863,855
TransDigm, Inc.†(e)	6.50%	7/15/2024			4,259	4,328,209
Total						24,948,939

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Airlines 0.77%
Air Canada (Canada)†(a)	7.75%	4/15/2021		$5,366	$5,547,103
Air Canada (Canada)†(a)	8.75%	4/1/2020		3,350	3,701,750
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (Panama)†(a)	8.375%	5/10/2020		9,350	9,840,875
Continental Airlines, Inc.	6.25%	10/11/2021		3,674	4,004,300
Gol Finance (Brazil)†(a)	9.25%	7/20/2020		425	444,125
VRG Linhas Aereas SA (Brazil)†(a)	10.75%	2/12/2023		2,175	2,262,000
Total					25,800,153

Apparel/Textiles 0.39%
Perry Ellis International, Inc.	7.875%	4/1/2019		2,935	3,081,750
SIWF Merger Sub, Inc.†	6.25%	6/1/2021		6,300	6,378,750
William Carter Co. (The)†	5.25%	8/15/2021		3,335	3,493,412
Total					12,953,912

Auto Parts & Equipment 1.27%
Accuride Corp.	9.50%	8/1/2018		7,831	8,310,649
American Axle & Manufacturing, Inc.	6.625%	10/15/2022		7,625	8,330,312
Chassix, Inc.†	9.25%	8/1/2018		5,300	5,763,750
Commercial Vehicle Group, Inc.	7.875%	4/15/2019		2,900	3,001,500
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018		4,615	4,938,050
Stackpole International Intermediate/Stackpole International Powder (Luxembourg)†(a)	7.75%	10/15/2021		11,495	12,069,750
Total					42,414,011

Automakers 0.39%
General Motors Corp.(f)	—	—	(d)	8,500	850
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022		7,397	8,136,700
Oshkosh Corp.†	5.375%	3/1/2022		4,625	4,769,531
Total					12,907,081

Banking 1.85%
Alfa Bank OJSC Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%	4/28/2021		3,271	3,516,325
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	9.00%	—	(d)	6,000	6,657,000
Citigroup, Inc.	5.90%	—	(d)	5,000	5,046,735
Dresdner Funding Trust I†	8.151%	6/30/2031		6,942	8,313,045
Lloyds Banking Group plc (United Kingdom)(a)	7.50%	—	(d)	3,300	3,543,375
Lloyds TSB Bank plc (United Kingdom)†(a)	12.00%	—	(d)	4,502	6,502,180
National Savings Bank (Sri Lanka)†(a)	8.875%	9/18/2018		3,925	4,440,156

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banking (continued)
Ocwen Financial Corp.†	6.625%	5/15/2019	$10,505	$10,662,575
Synovus Financial Corp.	7.875%	2/15/2019	9,375	10,804,688
Washington Mutual Bank(g)	6.875%	6/15/2011	10,000	1,000
Western Alliance Bancorp	10.00%	9/1/2015	2,141	2,344,395
Total				61,831,474

Beverages 0.50%
Central American Bottling Corp.†	6.75%	2/9/2022	5,675	6,050,969
Constellation Brands, Inc.	6.00%	5/1/2022	8,000	9,040,000
San Miguel Corp. (Philippines)(a)	4.875%	4/26/2023	1,800	1,640,250
Total				16,731,219

Brokerage 0.19%
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	5,992	6,180,161

Building & Construction 1.61%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	8,918	9,007,180
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021	9,215	8,385,650
Meritage Homes Corp.	4.50%	3/1/2018	1,570	1,613,175
Meritage Homes Corp.	7.15%	4/15/2020	4,577	5,103,355
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	5.625%	3/1/2024	8,336	8,252,640
Toll Brothers Finance Corp.	4.375%	4/15/2023	5,875	5,757,500
WCI Communities, Inc.†	6.875%	8/15/2021	2,070	2,132,100
William Lyon Homes, Inc.†	5.75%	4/15/2019	5,890	6,051,975
William Lyon Homes, Inc.	8.50%	11/15/2020	6,572	7,377,070
Total				53,680,645

Building Materials 1.42%
American Builders & Contractors Supply Co., Inc.†	5.625%	4/15/2021	5,075	5,265,313
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance†	8.50%	2/15/2018	4,621	4,909,813
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	2,876	2,980,255
CPG Merger Sub LLC†	8.00%	10/1/2021	5,395	5,732,187
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	3,048	2,910,840
Roofing Supply Group LLC/Roofing Supply Finance, Inc.†	10.00%	6/1/2020	6,600	7,111,500
RSI Home Products, Inc.†	6.875%	3/1/2018	5,950	6,418,562

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp.	10.50%	1/31/2020	$2,900	$3,269,750
USG Corp.†	5.875%	11/1/2021	4,484	4,758,645
WESCO Distribution, Inc.†	5.375%	12/15/2021	4,100	4,212,750
Total				47,569,615

Chemicals 1.88%
Braskem Finance Ltd.	6.45%	2/3/2024	5,425	5,764,063
Celanese US Holdings LLC	5.875%	6/15/2021	3,975	4,407,281
Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	7,450	7,971,500
Hexion U.S. Finance Corp.	6.625%	4/15/2020	7,810	8,259,075
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	9.00%	11/15/2020	6,183	6,213,915
Kissner Milling Co. Ltd. (Canada)†(a)	7.25%	6/1/2019	4,235	4,351,463
Momentive Performance Materials, Inc.(g)	10.00%	10/15/2020	2,883	3,095,621
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%	4/1/2020	5,775	6,280,312
PolyOne Corp.	5.25%	3/15/2023	3,150	3,205,125
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	1,700	1,753,125
SPCM SA (France)†(a)	6.00%	1/15/2022	7,175	7,641,375
TPC Group, Inc.†	8.75%	12/15/2020	3,510	3,887,325
Total				62,830,180

Computer Hardware 0.48%
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	5,735	6,000,244
NCR Corp.†	5.875%	12/15/2021	1,750	1,855,000
NCR Corp.†	6.375%	12/15/2023	7,600	8,227,000
Total				16,082,244

Consumer Products 0.86%
Century Intermediate Holding Co. 2 PIK†	9.75%	2/15/2019	10,325	11,073,562
Elizabeth Arden, Inc.	7.375%	3/15/2021	5,379	5,708,464
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	8,401	8,989,070
Visant Corp.	10.00%	10/1/2017	3,100	2,890,750
Total				28,661,846

Consumer/Commercial/Lease Financing 1.50%
CIT Group, Inc.	5.00%	8/15/2022	10,365	10,740,731
CIT Group, Inc.	5.375%	5/15/2020	6,110	6,560,612
CIT Group, Inc.	6.00%	4/1/2036	595	618,800
Global Ship Lease, Inc. (United Kingdom)†(a)	10.00%	4/1/2019	2,975	3,175,813

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	$8,460	$9,200,250
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	2,925	2,797,031
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	5,170	5,247,550
Patriot Merger Corp.†	9.00%	7/15/2021	6,672	7,322,520
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	4,047	4,431,465
Total				50,094,772

Diversified Capital Goods 1.32%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(a)	7.75%	12/15/2020	2,460	2,662,950
Anixter, Inc.	5.625%	5/1/2019	5,618	6,011,260
Artesyn Escrow, Inc.†	9.75%	10/15/2020	7,730	7,304,850
Constellation Enterprises LLC†	10.625%	2/1/2016	5,230	4,837,750
DH Services Luxembourg Sarl (Luxembourg)†(a)	7.75%	12/15/2020	5,800	6,220,500
Dynacast International LLC/Dynacast Finance, Inc.	9.25%	7/15/2019	7,175	7,964,250
NANA Development Corp.†	9.50%	3/15/2019	3,600	3,636,000
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	5,237	5,525,035
Total				44,162,595

Electric: Generation 2.70%
Astoria Depositor Corp.†	8.144%	5/1/2021	3,815	4,005,750
DPL, Inc.	7.25%	10/15/2021	12,580	13,554,950
Elwood Energy LLC	8.159%	7/5/2026	7,811	8,826,924
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(g)	10.00%	12/1/2020	15,040	16,017,600
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(g)	11.75%	3/1/2022	4,105	4,915,738
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. PIK†(g)	11.25%	12/1/2018	5,307	6,183,116
Illinois Power Generating Co.	7.00%	4/15/2018	10,212	9,905,640
Illinois Power Generating Co.	7.95%	6/1/2032	3,651	3,459,323
Listrindo Capital BV (Netherlands)†(a)	6.95%	2/21/2019	5,831	6,268,325
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	5,713	5,870,107
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	5,603	6,093,262
Red Oak Power LLC	8.54%	11/30/2019	4,954	5,154,760
Total				90,255,495

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 0.13%
AES El Salvador Trust II (Panama)†(a)	6.75%	3/28/2023	$3,220	$3,220,000
Borger Energy Associates LP/Borger Funding Corp.†	7.26%	12/31/2022	959	1,007,151
Total				4,227,151

Electronics 0.27%
Freescale Semiconductor, Inc.†	6.00%	1/15/2022	4,350	4,654,500
Micron Technology, Inc.†	5.875%	2/15/2022	4,125	4,413,750
Total				9,068,250

Energy: Exploration & Production 7.98%
Afren plc (United Kingdom)†(a)	6.625%	12/9/2020	3,725	3,806,950
Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	3,450	3,915,750
Afren plc (United Kingdom)†(a)	11.50%	2/1/2016	4,400	4,950,000
Alliance Oil Co. Ltd. (Russia)†(a)	7.00%	5/4/2020	10,200	9,511,500
Antero Resources Finance Corp.	5.375%	11/1/2021	4,800	5,016,000
Antero Resources Finance Corp.	6.00%	12/1/2020	4,225	4,536,594
Athlon Holdings LP/Athlon Finance Corp.†	6.00%	5/1/2022	5,975	6,124,375
Athlon Holdings LP/Athlon Finance Corp.†	7.375%	4/15/2021	11,155	12,158,950
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.†(e)	7.75%	1/15/2021	2,120	2,141,200
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.	7.75%	1/15/2021	1,180	1,191,800
Baytex Energy Corp. (Canada)(a)(e)	5.125%	6/1/2021	4,533	4,595,329
Baytex Energy Corp. (Canada)(a)(e)	5.625%	6/1/2024	8,502	8,565,765
Bill Barrett Corp.	7.00%	10/15/2022	1,130	1,197,800
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	4,715	5,056,838
Concho Resources, Inc.	5.50%	4/1/2023	7,975	8,573,125
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	9,025	9,521,375
Diamondback Energy, Inc.†	7.625%	10/1/2021	6,315	6,914,925
Energy XXI Gulf Coast, Inc.†	6.875%	3/15/2024	6,805	6,873,050
EXCO Resources, Inc.	8.50%	4/15/2022	6,337	6,558,795
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	2,883	3,099,225
Gulfport Energy Corp.	7.75%	11/1/2020	2,900	3,146,500
Kodiak Oil & Gas Corp.	5.50%	1/15/2021	7,590	7,874,625
Laredo Petroleum, Inc.	7.375%	5/1/2022	3,955	4,399,938
Legacy Reserves LP/Legacy Reserves Finance Corp.†	6.625%	12/1/2021	2,020	2,060,400
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021	3,325	3,391,500
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	7,250	7,775,625
Magnum Hunter Resources Corp.	9.75%	5/15/2020	7,764	8,618,040

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	$7,140	$7,595,175
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	4,450	4,817,125
Newfield Exploration Co.	5.75%	1/30/2022	6,020	6,561,800
Oasis Petroleum, Inc.	6.50%	11/1/2021	6,000	6,450,000
Oasis Petroleum, Inc.†	6.875%	3/15/2022	5,825	6,363,812
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	6,696	7,114,500
PDC Energy, Inc.	7.75%	10/15/2022	5,215	5,788,650
Penn Virginia Corp.	8.50%	5/1/2020	5,300	5,916,125
Range Resources Corp.	5.00%	8/15/2022	2,250	2,373,750
Range Resources Corp.	5.00%	3/15/2023	3,739	3,944,645
Rice Energy, Inc.†	6.25%	5/1/2022	8,350	8,433,500
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	21,145	23,259,500
SM Energy Co.	6.50%	11/15/2021	5,975	6,497,812
Stone Energy Corp.	7.50%	11/15/2022	10,435	11,452,412
YPF SA (Argentina)†(a)	8.75%	4/4/2024	8,200	8,538,660
Total				266,683,440

Environmental 0.15%
Clean Harbors, Inc.	5.25%	8/1/2020	5,000	5,150,000

Food & Drug Retailers 0.74%
New Albertson’s, Inc.	7.75%	6/15/2026	5,150	4,506,250
Rite Aid Corp.	6.75%	6/15/2021	2,685	2,919,937
Rite Aid Corp.	7.70%	2/15/2027	8,100	9,051,750
Tops Holding II Corp.	8.75%	6/15/2018	7,964	8,352,245
Total				24,830,182

Food: Wholesale 2.67%
Comfeed Finance BV (Netherlands)†(a)	6.00%	5/2/2018	4,575	4,426,313
Diamond Foods, Inc.†	7.00%	3/15/2019	11,815	12,346,675
ESAL GmbH (Austria)†(a)	6.25%	2/5/2023	4,725	4,719,094
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(a)	9.875%	2/1/2020	5,815	6,323,812
Hearthside Group Holdings LLC/Hearthside Finance Co.†	6.50%	5/1/2022	6,255	6,333,187
JBS Investments GmbH (Austria)†(a)	7.25%	4/3/2024	11,100	11,599,500
JBS Investments GmbH (Austria)†(a)	7.75%	10/28/2020	2,075	2,237,784
KeHE Distributors LLC/KeHE Finance Corp.†	7.625%	8/15/2021	8,325	9,027,422
Land O’Lakes Capital Trust I†	7.45%	3/15/2028	2,946	2,968,095
Land O’Lakes, Inc.†	6.00%	11/15/2022	2,400	2,616,000

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)
Marfrig Overseas Ltd.†	9.50%	5/4/2020	$4,000	$4,344,000
MHP SA (Ukraine)†(a)	8.25%	4/2/2020	4,450	3,939,140
Post Holdings, Inc.†(e)	6.00%	12/15/2022	3,466	3,500,660
Smithfield Foods, Inc.	6.625%	8/15/2022	5,950	6,552,437
Southern States Cooperative, Inc.†	10.00%	8/15/2021	2,995	3,009,975
Tonon Luxembourg SA (Luxembourg)†(a)	10.50%	5/14/2024	4,925	5,097,375
Total				89,041,469

Forestry/Paper 1.15%
Boise Cascade Co.	6.375%	11/1/2020	6,000	6,480,000
Clearwater Paper Corp.	4.50%	2/1/2023	3,279	3,197,025
Fibria Overseas Finance Ltd.	5.25%	5/12/2024	4,100	4,141,820
Millar Western Forest Products Ltd. (Canada)(a)	8.50%	4/1/2021	5,610	6,030,750
Neenah Paper, Inc.†	5.25%	5/15/2021	7,325	7,434,875
PH Glatfelter Co.	5.375%	10/15/2020	2,700	2,804,625
Tembec Industries, Inc. (Canada)(a)	11.25%	12/15/2018	7,514	8,209,045
Total				38,298,140

Gaming 2.80%
Caesar’s Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope†	11.00%	10/1/2021	3,140	3,289,150
Caesar’s Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.†	9.375%	5/1/2022	10,527	10,638,849
CCM Merger, Inc.†	9.125%	5/1/2019	3,246	3,489,450
Churchill Downs, Inc.†	5.375%	12/15/2021	4,025	4,135,688
Graton Economic Development Authority†	9.625%	9/1/2019	10,122	11,564,385
MCE Finance Ltd. (Macao)†(a)	5.00%	2/15/2021	8,365	8,385,912
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	9,175	9,954,875
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	1,080	1,076,625
Penn National Gaming, Inc.†	5.875%	11/1/2021	4,600	4,393,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	4,001	4,371,093
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	6,965	7,609,262
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	7,675	8,634,375
Studio City Finance Ltd. (Hong Kong)†(a)	8.50%	12/1/2020	3,353	3,730,213
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	5,800	5,684,000
Wynn Macau Ltd. (Macau)†(a)	5.25%	10/15/2021	6,325	6,514,750
Total				93,471,627

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 3.76%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	6.00%	12/15/2020	$4,675	$4,897,063
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.†	6.125%	3/1/2022	3,485	3,667,963
Fermaca Enterprises S de RL de CV (Mexico)†(a)	6.375%	3/30/2038	7,125	7,445,625
Genesis Energy LP	5.625%	6/15/2024	5,985	6,052,331
Genesis Energy LP/Genesis Energy Finance Corp.	5.75%	2/15/2021	3,840	3,993,600
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	2,993	3,045,378
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	6,360	6,980,100
Holly Energy Partners LP/Holly Energy Finance Corp.	6.50%	3/1/2020	4,560	4,890,600
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	5,000	5,379,290
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023	5,030	5,344,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	5,707	6,192,095
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	2,793	3,046,886
Regency Energy Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	4,350	4,589,250
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	10,660	11,352,900
Ruby Pipeline LLC†	6.00%	4/1/2022	2,625	2,972,269
Sabine Pass Liquefaction LLC†	5.75%	5/15/2024	6,975	7,175,531
Sabine Pass Liquefaction LLC†	6.25%	3/15/2022	19,413	20,868,975
SemGroup Corp.	7.50%	6/15/2021	6,865	7,431,362
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	7.50%	7/1/2021	2,950	3,215,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.25%	5/1/2023	3,339	3,430,823
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	3,425	3,630,500
Total				125,602,416

Health Facilities 2.87%
Acadia Healthcare Co., Inc.	6.125%	3/15/2021	7,550	7,927,500
Amsurg Corp.	5.625%	11/30/2020	4,425	4,447,125
CHS/Community Health Systems, Inc.†	6.875%	2/1/2022	12,100	12,795,750
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	7,695	8,464,500
HCA, Inc.	6.50%	2/15/2020	5,950	6,775,562
HCA, Inc.	7.50%	12/15/2023	7,149	7,935,390
HCA, Inc.	8.36%	4/15/2024	6,775	7,892,875

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)
Kindred Healthcare, Inc.†	6.375%	4/15/2022	$4,175	$4,263,719
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	7,020	7,564,050
Sabra Health Care LP/Sabra Capital Corp.	5.375%	6/1/2023	4,625	4,757,969
Sabra Health Care LP/Sabra Capital Corp.	5.50%	2/1/2021	4,125	4,341,563
Select Medical Corp.	6.375%	6/1/2021	650	680,875
Tenet Healthcare Corp.	6.00%	10/1/2020	6,325	6,815,187
Tenet Healthcare Corp.	8.125%	4/1/2022	9,800	11,172,000
Total				95,834,065

Health Services 0.57%
Emdeon, Inc.	11.00%	12/31/2019	5,145	5,968,200
Exam Works Group, Inc.	9.00%	7/15/2019	4,650	5,080,125
Gentiva Health Services, Inc.	11.50%	9/1/2018	4,239	4,556,925
Service Corp. International/US	5.375%	1/15/2022	3,089	3,204,837
StoneMor Partners LP/Cornerstone Family Services of WV†	7.875%	6/1/2021	357	375,743
Total				19,185,830

Hotels 0.53%
Grupo Posadas SAB de CV (Mexico)†(a)	7.875%	11/30/2017	3,025	3,138,438
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.†	5.625%	10/15/2021	7,675	8,130,703
Playa Resorts Holding BV (Netherlands)†(a)	8.00%	8/15/2020	6,000	6,480,000
Total				17,749,141

Household & Leisure Products 0.18%
Brunswick Corp.†	4.625%	5/15/2021	6,120	6,135,300

Insurance Brokerage 0.36%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	7,287	7,742,438
Hockey Merger Sub 2, Inc.†	7.875%	10/1/2021	4,000	4,310,000
Total				12,052,438

Integrated Energy 0.75%
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.082%	12/30/2023	3,750	3,842,918
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	6,750	6,994,809
EDC Finance Ltd. (Ireland)†(a)	4.875%	4/17/2020	3,500	3,351,250
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	9,850	10,871,937
Total				25,060,914

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services 0.30%
Affinion Group, Inc.	7.875%	12/15/2018	$5,824	$5,358,080
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	1,450	1,544,250
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	3,025	3,236,750
Total				10,139,080

Leisure 0.79%
Cedar Fair LP/Canada’s Wonderland Co.	5.375%	6/1/2024	4,961	5,010,610
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	8,900	9,167,000
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	5,295	5,516,728
Viking Cruises Ltd.†	8.50%	10/15/2022	6,040	6,810,100
Total				26,504,438

Life Insurance 0.72%
American Equity Investment Life Holding Co.	6.625%	7/15/2021	12,575	13,675,312
CNO Financial Group, Inc.†	6.375%	10/1/2020	9,530	10,387,700
Total				24,063,012

Machinery 0.60%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	3,930	4,391,775
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	1,956	2,166,270
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	7,665	8,469,825
Waterjet Holdings, Inc.†	7.625%	2/1/2020	4,634	4,935,210
Total				19,963,080

Managed Care 0.13%
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	4,195	4,362,800

Media: Broadcast 2.03%
AMC Networks, Inc.	4.75%	12/15/2022	16,785	16,826,962
Belo Corp.	7.25%	9/15/2027	7,195	7,986,450
CCU Escrow Corp.†	10.00%	1/15/2018	12,355	11,860,800
Clear Channel Communications, Inc.	9.00%	12/15/2019	4,400	4,708,000
Clear Channel Communications, Inc.	10.75%	8/1/2016	4,800	4,872,000
Clear Channel Communications, Inc.	11.25%	3/1/2021	8,825	10,016,375
DreamWorks Animation SKG, Inc.†	6.875%	8/15/2020	4,060	4,405,100
Gray Television, Inc.	7.50%	10/1/2020	3,400	3,663,500
Starz LLC/Starz Finance Corp.	5.00%	9/15/2019	3,375	3,526,875
Total				67,866,062

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Cable 4.70%
Altice Financing SA (Luxembourg)†(a)	6.50%	1/15/2022	$4,375	$4,626,563
Altice Finco SA (Luxembourg)†(a)	8.125%	1/15/2024	3,600	3,924,000
Altice Finco SA (Luxembourg)†(a)	9.875%	12/15/2020	7,775	8,968,462
Cablevision Systems Corp.	5.875%	9/15/2022	10,260	10,490,850
CCO Holdings LLC/CCO Holdings Capital Corp.	5.25%	3/15/2021	8,600	8,879,500
Cogeco Cable, Inc. (Canada)†(a)	4.875%	5/1/2020	5,600	5,719,000
DISH DBS Corp.	5.125%	5/1/2020	10,640	11,198,600
DISH DBS Corp.	5.875%	7/15/2022	20,360	21,887,000
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	7,255	8,161,875
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	4,220	4,599,800
Numericable Group SA (France)†(a)	6.00%	5/15/2022	14,525	15,087,844
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	4,790	5,137,275
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.50%	1/15/2023	12,530	12,905,900
UPCB Finance V Ltd.†	7.25%	11/15/2021	7,125	7,890,938
Virgin Media Secured Finance plc (United Kingdom)†(a)	5.375%	4/15/2021	3,875	4,005,781
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	11,410	12,123,159
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	10,670	11,550,275
Total				157,156,822

Media: Diversified 0.78%
Altice SA (Luxembourg)†(a)	7.75%	5/15/2022	9,900	10,432,125
Block Communications, Inc.†	7.25%	2/1/2020	4,145	4,450,694
Netflix, Inc.	5.375%	2/1/2021	10,700	11,208,250
Total				26,091,069

Media: Services 0.69%
Affinion Investments LLC†	13.50%	8/15/2018	3,479	3,670,345
Clear Channel Worldwide Holdings, Inc. Series B	7.625%	3/15/2020	8,690	9,385,200
Getty Images, Inc.†(h)	7.00%	10/15/2020	4,100	3,802,750
Southern Graphics, Inc.†	8.375%	10/15/2020	5,755	6,165,044
Total				23,023,339

Medical Products 1.39%
Crimson Merger Sub, Inc.†	6.625%	5/15/2022	7,605	7,557,469
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	9,396	10,241,640
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	7,351	8,012,590
Grifols Worldwide Operations Ltd. (Ireland)†(a)	5.25%	4/1/2022	3,125	3,242,188

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Medical Products (continued)
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018		$3,868	$4,398,264
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019		2,500	2,893,750
Mallinckrodt International Finance SA (Luxembourg)(a)	4.75%	4/15/2023		8,438	8,205,955
Teleflex, Inc.†	5.25%	6/15/2024		1,845	1,874,981
Total					46,426,837

Metals/Mining (Excluding Steel) 4.06%
Allied Nevada Gold Corp.†(c)	8.75%	6/1/2019	CAD	4,325	2,739,792
Alpha Natural Resources, Inc.†	7.50%	8/1/2020		$8,425	8,066,937
AngloGold Ashanti Holdings plc (United Kingdom)(a)	5.125%	8/1/2022		6,661	6,446,143
Arch Coal, Inc.†	8.00%	1/15/2019		7,750	7,633,750
Boart Longyear Management Pty Ltd. (Australia)†(a)	10.00%	10/1/2018		5,600	5,908,000
Calcipar SA (Luxembourg)†(a)	6.875%	5/1/2018		3,875	4,136,563
Cloud Peak Energy Resource LLC/Cloud Peak Energy Finance Corp.	6.375%	3/15/2024		2,927	3,087,985
Coeur Mining, Inc.	7.875%	2/1/2021		15,065	14,726,037
Constellium NV (Netherlands)†(a)	5.75%	5/15/2024		3,200	3,304,000
First Quantum Minerals Ltd. (Canada)†(a)	6.75%	2/15/2020		6,596	6,760,900
First Quantum Minerals Ltd. (Canada)†(a)	7.00%	2/15/2021		5,971	6,120,275
HudBay Minerals, Inc. (Canada)(a)	9.50%	10/1/2020		4,080	4,426,800
Imperial Metals Corp. (Canada)†(a)	7.00%	3/15/2019		3,341	3,420,349
Kinross Gold Corp. (Canada)†(a)	5.95%	3/15/2024		10,124	10,410,772
Mirabela Nickel Ltd. (Australia)†(a)(g)	8.75%	4/15/2018		3,950	1,027,000
Murray Energy Corp.†	8.625%	6/15/2021		3,490	3,821,550
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022		4,575	4,746,562
Newcrest Finance Pty Ltd. (Australia)†(a)	4.20%	10/1/2022		10,700	9,785,332
Newcrest Finance Pty Ltd. (Australia)†(a)	4.45%	11/15/2021		9,325	8,896,218
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.†	7.375%	2/1/2020		8,090	8,656,300
Walter Energy, Inc.†	9.50%	10/15/2019		7,640	7,764,150
Westmoreland Coal Co./Westmoreland Partners†	10.75%	2/1/2018		3,300	3,588,750
Total					135,474,165

Oil Field Equipment & Services 0.96%
BakerCorp International, Inc.	8.25%	6/1/2019		2,937	3,039,795
Dresser-Rand Group, Inc.	6.50%	5/1/2021		4,445	4,778,375
FTS International, Inc.†	6.25%	5/1/2022		8,400	8,610,000

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services (continued)
Gulfmark Offshore, Inc.	6.375%	3/15/2022	$7,302	$7,630,590
Pioneer Energy Services Corp.†	6.125%	3/15/2022	7,765	7,997,950
Total				32,056,710

Oil Refining & Marketing 0.43%
CVR Refining LLC/Coffeyville Finance, Inc.	6.50%	11/1/2022	4,515	4,768,969
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	5,925	6,399,000
Western Refining, Inc.	6.25%	4/1/2021	3,000	3,135,000
Total				14,302,969

Packaging 0.75%
Ball Corp.	5.00%	3/15/2022	4,692	4,867,950
BOE Intermediate Holding Corp. PIK†	9.00%	11/1/2017	3,947	4,097,775
Exopack Holdings SA (Luxembourg)†(a)	7.875%	11/1/2019	2,850	3,049,500
Pactiv LLC	7.95%	12/15/2025	4,194	4,361,760
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	5,290	5,528,050
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%	5/1/2022	3,168	3,207,600
Total				25,112,635

Pharmaceuticals 0.53%
Capsugel SA PIK (Luxembourg)†(a)	7.00%	5/15/2019	2,875	2,959,453
Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	6,540	7,128,600
Salix Pharmaceuticals Ltd.†	6.00%	1/15/2021	2,950	3,171,250
Valeant Pharmaceuticals International, Inc.†	7.50%	7/15/2021	3,827	4,262,321
Total				17,521,624

Printing & Publishing 0.30%
RR Donnelley & Sons Co.	7.00%	2/15/2022	2,975	3,272,500
RR Donnelley & Sons Co.	7.875%	3/15/2021	5,760	6,638,400
Total				9,910,900

Railroads 0.27%
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	4,190	4,373,313
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	4,550	4,663,750
Total				9,037,063

Real Estate Development & Management 0.16%
Brookfield Residential Properties, Inc. (Canada)†(a)	6.50%	12/15/2020	5,000	5,300,000

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.38%
China South City Holdings Ltd. (Hong Kong)(a)	13.50%	10/17/2017	$4,362	$4,994,490
CTR Partnership LP/CareTrust Capital Corp.†	5.875%	6/1/2021	5,085	5,161,275
Vingroup JSC†	11.625%	5/7/2018	2,275	2,519,563
Total				12,675,328

Restaurants 0.47%
Checkers Drive-In Restaurants, Inc.†	11.00%	12/1/2017	7,610	8,504,175
Ruby Tuesday, Inc.	7.625%	5/15/2020	3,510	3,518,775
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	3,525	3,542,625
Total				15,565,575

Software/Services 3.90%
Alliance Data Systems Corp.†	6.375%	4/1/2020	19,935	21,180,937
Aspect Software, Inc.	10.625%	5/15/2017	2,713	2,865,606
Audatex North America, Inc.†	6.125%	11/1/2023	5,250	5,650,313
BMC Software Finance, Inc.†	8.125%	7/15/2021	5,625	5,948,438
Boxer Parent Co., Inc. PIK†	9.00%	10/15/2019	3,925	3,905,375
Ceridian HCM Holding, Inc.†	11.00%	3/15/2021	10,310	11,933,825
Ceridian LLC/Comdata, Inc.†(e)	8.125%	11/15/2017	7,005	7,092,562
First Data Corp.	11.25%	1/15/2021	4,225	4,869,313
First Data Corp.	11.75%	8/15/2021	12,575	14,021,125
First Data Corp.	12.625%	1/15/2021	24,305	29,287,525
First Data Holdings, Inc. PIK†	14.50%	9/24/2019	4,650	4,584,125
Interface Security Systems Holdings, Inc./Interface Security Systems LLC†	9.25%	1/15/2018	3,675	3,766,875
iPayment, Inc.	10.25%	5/15/2018	4,190	3,163,450
SunGard Data Systems, Inc.	6.625%	11/1/2019	7,385	7,846,562
VeriSign, Inc.	4.625%	5/1/2023	4,400	4,323,000
Total				130,439,031

Specialty Retail 1.96%
Claire’s Stores, Inc.†	7.75%	6/1/2020	4,102	2,912,420
Claire’s Stores, Inc.	8.875%	3/15/2019	11,296	9,686,320
Claire’s Stores, Inc.†	9.00%	3/15/2019	3,680	3,808,800
DBP Holding Corp.†	7.75%	10/15/2020	7,335	6,308,100
First Cash Financial Services, Inc.†	6.75%	4/1/2021	6,105	6,478,931
Hot Topic, Inc.†	9.25%	6/15/2021	6,850	7,466,500
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	12,150	13,425,750

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	$3,500	$3,587,500
Pacific Emerald Pte Ltd. (Singapore)(a)	9.75%	7/25/2018	900	960,750
Spencer Spirit Holdings, Inc. PIK†	9.00%	5/1/2018	2,968	3,045,940
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores†	11.00%	5/1/2017	1,025	1,089,073
Toys “R” Us—Delaware, Inc.†	7.375%	9/1/2016	2,894	2,553,955
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	4,125	4,228,125
Total				65,552,164

Steel Producers/Products 1.03%
AK Steel Corp.	8.375%	4/1/2022	3,000	3,127,500
ArcelorMittal (Luxembourg)(a)	7.50%	10/15/2039	5,700	6,198,750
ArcelorMittal (Luxembourg)(a)	10.35%	6/1/2019	11,125	14,156,563
GTL Trade Finance, Inc.†	7.25%	4/16/2044	3,525	3,736,500
United States Steel Corp.	7.375%	4/1/2020	6,525	7,218,281
Total				34,437,594

Support: Services 2.56%
American Residential Services LLC/ARS Finance, Inc.†	12.00%	4/15/2015	3,670	3,784,688
APX Group, Inc.	8.75%	12/1/2020	2,076	2,127,900
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	4,225	4,531,313
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	9,218	9,218,000
Corrections Corp. of America	4.625%	5/1/2023	11,771	11,712,145
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	9,425	9,684,187
Modular Space Corp.†	10.25%	1/31/2019	6,093	6,351,952
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	6,525	6,981,750
SITEL LLC/Sitel Finance Corp.	11.50%	4/1/2018	3,725	3,631,875
Sotheby’s†	5.25%	10/1/2022	6,325	6,103,625
United Rentals North America, Inc.	6.125%	6/15/2023	8,439	9,114,120
United Rentals North America, Inc.	7.625%	4/15/2022	7,215	8,216,081
Vander Intermediate Holding II Corp. PIK†	9.75%	2/1/2019	3,775	4,010,938
Total				85,468,574

Telecommunications Equipment 0.32%
CommScope, Inc.†	5.00%	6/15/2021	6,355	6,418,550
Nortel Networks Ltd. (Canada)(a)(g)	10.75%	7/15/2016	3,500	4,121,250
Total				10,539,800

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Fixed Line 0.22%
Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	$7,050	$7,490,625

Telecommunications: Integrated/Services 2.58%
Avanti Communications Group plc (United Kingdom)†(a)	10.00%	10/1/2019	5,225	5,669,125
Consolidated Communications Finance Co.	10.875%	6/1/2020	7,813	9,111,911
Dycom Investments, Inc.	7.125%	1/15/2021	5,485	5,923,800
Equinix, Inc.	4.875%	4/1/2020	5,440	5,616,800
Frontier Communications Corp.	8.50%	4/15/2020	5,275	6,178,344
Hughes Satellite Systems Corp.	6.50%	6/15/2019	4,720	5,268,700
Intelsat Jackson Holdings SA (Luxembourg)(a)	6.625%	12/15/2022	8,250	8,641,875
Intelsat Luxembourg SA (Luxembourg)(a)	7.75%	6/1/2021	20,328	21,623,910
Softbank Corp. (Japan)†(a)	4.50%	4/15/2020	5,300	5,386,125
tw telecom holdings, Inc.	5.375%	10/1/2022	7,522	7,710,050
ViaSat, Inc.	6.875%	6/15/2020	4,768	5,176,260
Total				86,306,900

Telecommunications: Wireless 4.34%
Comcel Trust†	6.875%	2/6/2024	12,075	12,950,437
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	7,050	7,279,125
Inmarsat Finance plc (United Kingdom)†(a)(e)	4.875%	5/15/2022	6,900	6,986,250
MetroPCS Wireless, Inc.	6.625%	11/15/2020	10,827	11,571,356
MTS International Funding Ltd. (Ireland)†(a)	8.625%	6/22/2020	4,175	4,951,550
SBA Telecommunications, Inc.	5.75%	7/15/2020	5,955	6,312,300
Sprint Corp.†	7.875%	9/15/2023	50,960	57,712,200
T-Mobile USA, Inc.	6.542%	4/28/2020	2,898	3,140,708
T-Mobile USA, Inc.	6.731%	4/28/2022	10,725	11,623,219
T-Mobile USA, Inc.	6.836%	4/28/2023	3,450	3,756,187
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	4,996	5,277,025
Wind Acquisition Finance SA (Italy)†(a)	7.375%	4/23/2021	13,000	13,487,500
Total				145,047,857

Theaters & Entertainment 0.65%
Activision Blizzard, Inc.†	5.625%	9/15/2021	8,105	8,753,400
Production Resource Group LLC	8.875%	5/1/2019	7,545	5,998,275
Regal Entertainment Group	5.75%	3/15/2022	6,564	6,810,150
Total				21,561,825

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Transportation (Excluding Air/Rail) 1.25%
GasLog Ltd.†(c)	7.20%	#	6/27/2018	NOK	35,000	$6,162,281
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%		8/12/2020		$6,155	6,562,769
Ship Finance International Ltd.(c)	5.83%	#	3/19/2019	NOK	55,000	9,246,558
Stena AB (Sweden)†(a)	7.00%		2/1/2024		$8,250	8,703,750
Teekay Corp.	8.50%		1/15/2020		1,967	2,284,179
Ultrapetrol Bahamas Ltd. (Bahamas)(a)	8.875%		6/15/2021		8,025	8,747,250
Total						41,706,787
Total High Yield Corporate Bonds (cost $2,641,796,993)						2,740,599,370

MUNICIPAL BOND 0.14%

General Obligation
Puerto Rico General Obligation (cost $4,730,312)	8.00%		7/1/2035		5,085	4,532,006

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.08%
Merrill Lynch Mortgage Trust 2006-C1 F†	5.673%	#	5/12/2039		10,500	572,859
Morgan Stanley Capital I Trust 2005-IQ9 G†	5.51%		7/15/2056		2,000	1,982,832
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,033,140)						2,555,691

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.23%

Banking
Texas Capital Bancshares, Inc. (cost $7,913,660)	6.50%				318	7,749,660
Total Long-Term Investments (cost $3,248,467,881)						3,359,893,164

				Principal
	Interest			Amount
	Rate			(000)
SHORT-TERM INVESTMENTS 0.49%

CONVERTIBLE BOND 0.10%

Airlines
United Airlines, Inc. (cost $2,696,133)	4.50%		1/15/2015		$1,400	3,316,250

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

	Principal
	Amount	Fair
Investments	(000)	Value
Repurchase Agreement 0.39%
Repurchase Agreement dated 5/30/2014, Zero Coupon due 6/2/2014 with Fixed Income Clearing Corp. collateralized by $10,515,000 of US Treasury Note at 0.625% due 11/30/2017; $2,870,000 of U.S. Treasury Note at 1.750% due 7/31/2015 value: $13,345,670; proceeds: $13,079,919 (cost $13,079,919)	$13,080	$13,079,919
Total Short-Term Investments (cost $15,776,052)		16,396,169
Total Investments in Securities 101.06% (cost $3,264,243,933)		3,376,289,333
Liabilities in Excess of Foreign Cash and Other Assets(i) (1.06%)		(35,508,746)
Net Assets 100.00%		$3,340,780,587

BRL	Brazilian real.
CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
MXN	Mexican peso.
NOK	Norwegian krone.
ADR	American Depositary Receipt.
PIK	Payment-in-kind.
Unit	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2014.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2014.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Securities purchased on a when-issued basis (See Note 2(g)).
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Defaulted security.
(h)	Security has been partially segregated for open reverse repurchase agreements as of May 31, 2014 (See Note 2(m)).
(i)	Liabilities in Excess of Foreign Cash and Other Assets include reverse repurchase agreements, net unrealized appreciation (depreciation) on credit default swaps and forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Open Forward Foreign Currency Exchange Contracts at May 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Mexican peso	Buy	J.P. Morgan	6/3/2014	28,150,000	$2,123,153	$2,189,554	$66,401
British pound	Sell	J.P. Morgan	7/17/2014	1,090,000	1,831,038	1,826,442	4,596
British pound	Sell	Morgan Stanley	7/17/2014	5,550,000	9,393,385	9,299,774	93,611
euro	Sell	Goldman Sachs	7/17/2014	3,870,000	5,367,864	5,275,148	92,716
euro	Sell	Goldman Sachs	7/17/2014	8,330,000	11,517,766	11,354,518	163,248
euro	Sell	Goldman Sachs	7/17/2014	1,850,000	2,555,433	2,521,712	33,721
euro	Sell	Goldman Sachs	7/17/2014	3,290,000	4,562,628	4,484,558	78,070
euro	Sell	J.P. Morgan	7/17/2014	3,325,000	4,610,102	4,532,266	77,836
euro	Sell	J.P. Morgan	8/13/2014	18,770,000	25,817,219	25,585,856	231,363
euro	Sell	J.P. Morgan	8/13/2014	19,475,000	26,807,082	26,546,859	260,223
euro	Sell	UBS AG	8/13/2014	18,770,000	25,828,233	25,585,856	242,377
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,344,162

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	J.P. Morgan	7/17/2014	1,705,000	$2,866,679	$2,856,957	$(9,722)
euro	Buy	Credit Suisse	7/17/2014	985,000	1,345,599	1,342,642	(2,957)
euro	Buy	Goldman Sachs	7/17/2014	660,000	904,965	899,638	(5,327)
euro	Buy	Goldman Sachs	7/17/2014	2,980,000	4,070,388	4,062,001	(8,387)
euro	Buy	Goldman Sachs	7/17/2014	3,585,000	4,892,955	4,886,669	(6,286)
British pound	Sell	Credit Suisse	7/17/2014	3,700,000	6,133,164	6,199,849	(66,685)
British pound	Sell	Goldman Sachs	7/17/2014	800,000	1,338,051	1,340,508	(2,457)
British pound	Sell	Morgan Stanley	7/17/2014	18,000,000	30,116,018	30,161,428	(45,410)
Canadian dollar	Sell	UBS AG	8/14/2014	3,510,000	3,217,910	3,231,455	(13,545)
Mexican peso	Sell	J.P. Morgan	6/3/2014	192,200,000	14,338,468	14,949,636	(611,168)
Mexican peso	Sell	J.P. Morgan	6/3/2014	7,160,000	536,238	556,917	(20,679)
Mexican peso	Sell	Deutsche Bank AG	9/4/2014	189,000,000	14,589,704	14,594,102	(4,398)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(797,021)

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

Open Credit Default Swap on Indexes – Sell Protection at May 31, 2014(1):

Referenced Index	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
New Albertson’s, Inc.(6)	5.00%	3/20/2019	$3,000,000	$2,819,238	$100,363	$(80,400)	$180,763

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(p)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $80,400.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Citibank.

Reverse Repurchase Agreement Outstanding as of May 31, 2014:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Merrill Lynch	$2,574,500	$3,800,000 principal, Getty Images, Inc. at 7.00% due 10/15/2020, $3,524,500 fair value	(7.50)%	5/2/2014	On Demand	$2,557,873

(1)	The negative interest rate on this reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Fair value presented is net of interest receivable of $16,627.

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2014

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$5,269,835	$—	$5,269,835
Common Stocks
Investments & Miscellaneous
Financial Services	—	—	1,116,000	1,116,000
Other	140,191,860	—	—	140,191,860
Convertible Bonds	—	58,427,776	—	58,427,776
Convertible Preferred Stocks	3,151,162	—	—	3,151,162
Floating Rate Loans(4)
Aerospace/Defense	—	2,449,544	—	2,449,544
Chemicals	—	—	9,257,805	9,257,805
Diversified Capital Goods	—	3,769,785	—	3,769,785
Electric: Generation	—	4,511,500	21,535,334	26,046,834
Electronics	—	5,194,386	—	5,194,386
Energy: Exploration & Production	—	—	7,045,562	7,045,562
Food & Drug Retailers	—	—	25,000,000	25,000,000
Food: Wholesale	—	—	15,000,000	15,000,000
Gaming	—	12,595,646	9,039,000	21,634,646
Health Facilities	—	1,648,883	—	1,648,883
Health Services	—	9,238,425	7,398,810	16,637,235
Investments & Miscellaneous
Financial Services	—	4,570,830	—	4,570,830
Leisure	—	—	4,973,500	4,973,500
Machinery	—	4,444,134	7,868,605	12,312,739
Media: Services	—	—	1,887,000	1,887,000
Metals/Mining (Excluding Steel)	—	7,019,500	9,922,500	16,942,000
Software/Services	—	23,264,639	—	23,264,639
Support: Services	—	30,752,354	2,847,644	33,599,998
Telecommunications: Integrated/Services	—	5,765,562	—	5,765,562
Foreign Bonds	—	157,128,385	—	157,128,385
Foreign Government Obligations	—	5,486,721	—	5,486,721
High Yield Corporate Bonds
Automakers	—	12,906,231	850	12,907,081
Banking	—	61,830,474	1,000	61,831,474
Other	—	2,665,860,815	—	2,665,860,815
Municipal Bond	—	4,532,006	—	4,532,006
Non-Agency Commercial
Mortgage-Backed Securities	—	2,555,691	—	2,555,691
Preferred Stock	7,749,660	—	—	7,749,660
Repurchase Agreement	—	13,079,919	—	13,079,919
Total	$151,092,682	$3,102,303,041	$122,893,610	$3,376,289,333

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND May 31, 2014

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total

Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(180,763)	—	(180,763)
Forward Foreign Currency Exchange Contracts
Assets	—	1,344,162	—	1,344,162
Liabilities	—	(797,021)	—	(797,021)
Reverse Repurchase Agreement
Assets	—	—	—	—
Liabilities	—	(2,557,873)	—	(2,557,873)
Unfunded Commitments
Assets	—	—	30,000	30,000
Liabilities	—	—	—	—
Total	$—	$(2,191,495)	$30,000	$(2,161,495)

(1)	Refer to note 2(r) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2014.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Unfunded Commitments
Balance as of December 1, 2013	$—	$32,730,453	$1,850	$—
Accrued discounts/premiums	—	21,102	—	—
Realized gain (loss)	—	342,693	—	—
Change in unrealized appreciation/depreciation	—	77,371	—	30,000
Purchases	—	79,792,451	—	—
Sales	—	(10,768,660)	—	—
Net transfers in or out of Level 3	1,116,000	19,580,350	—	—
Balance as of May 31, 2014	$1,116,000	$121,775,760	$1,850	$30,000

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)

INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 101.24%

ASSET-BACKED SECURITIES 8.70%

Automobiles 4.26%
Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	$871	$872,103
Ally Auto Receivables Trust 2013-SN1 A2	0.52%	5/20/2015	2,956	2,955,945
AmeriCredit Automobile Receivables Trust 2011-4 A3	1.17%	5/9/2016	216	216,184
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	977	977,193
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	1,288	1,288,578
AmeriCredit Automobile Receivables Trust 2013-3 A2	0.68%	10/11/2016	1,938	1,940,291
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	1,726	1,728,052
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	2,280	2,282,546
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	2,340	2,347,132
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	1,020	1,019,844
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	5,485	5,489,703
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	1,870	1,871,799
Ford Credit Auto Owner Trust 2013-D A2	0.45%	8/15/2016	2,436	2,436,749
Honda Auto Receivables Owner Trust 2012-1 A3	0.77%	1/15/2016	2,042	2,045,746
Hyundai Auto Receivables Trust 2013-C A2	0.57%	6/15/2016	6,708	6,716,596
Mercedes-Benz Auto Lease Trust 2013-B A2	0.53%	9/15/2015	4,875	4,877,630
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%	7/15/2016	2,470	2,474,384
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	2,445	2,446,882
Nissan Auto Lease Trust 2013-A A3	0.61%	4/15/2016	6,000	6,009,747
Porsche Innovative Lease Owner Trust 2013-1 A3†	0.70%	8/22/2016	2,353	2,358,054
Santander Drive Auto Receivables Trust 2012-4 A3	1.04%	8/15/2016	1,931	1,933,467
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%	2/16/2016	31	30,769
Santander Drive Auto Receivables Trust 2013-1 A2	0.48%	2/16/2016	18	18,071
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%	6/15/2017	6,255	6,261,971
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%	9/15/2016	2,160	2,161,343
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%	6/15/2017	3,435	3,439,842
Toyota Auto Receivables Owner Trust 2013-B A2	0.48%	2/15/2016	2,935	2,936,430
Volkswagen Auto Lease Trust 2012-A A3	0.87%	7/20/2015	2,146	2,149,000

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%		4/20/2018	$3,751	$3,757,277
World Omni Automobile Lease Securitization Trust 2013-A A2A	0.73%		5/16/2016	4,326	4,335,367
Total					79,378,695

Credit Cards 2.70%
American Express Credit Account Master Trust 2009-2 A	1.401%	#	3/15/2017	9,000	9,023,108
Bank One Issuance Trust 2004-A3	0.321%	#	2/15/2017	2,070	2,070,118
Citibank Credit Card Issuance Trust 2005-A2	4.85%		3/10/2017	6,102	6,314,264
Citibank Credit Card Issuance Trust 2009-A4	4.90%		6/23/2016	965	967,800
Citibank Omni Master Trust 2009-A14A†	2.901%	#	8/15/2018	17,650	17,746,510
Discover Card Execution Note Trust 2012-A1	0.81%		8/15/2017	8,985	9,015,302
Discover Card Master Trust 2012-A3 A	0.86%		11/15/2017	5,000	5,025,148
Total					50,162,250

Other 1.74%
CIFC Funding II Ltd. 2014-2A A1L†	1.725%	#	5/24/2026	1,750	1,748,378
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.715%	#	10/19/2025	4,500	4,461,798
Gleneagles CLO Ltd. 2005-1A B†	0.775%	#	11/1/2017	3,050	2,973,385
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	2,680	2,703,517
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	1,500	1,500,752
HLSS Servicer Advance Receivables Backed Notes 2013-T2 C2†	1.843%		5/16/2044	1,000	1,001,502
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	2,805	2,808,350
Illinois Student Assistance Commission 2010-1 A2	1.279%	#	4/25/2022	953	963,558
Saxon Asset Securities Trust 2006-3 A2	0.262%	#	10/25/2046	9	8,782
SLM Student Loan Trust 2011-B A1†	1.001%	#	12/16/2024	1,261	1,267,601
SLM Student Loan Trust 2012-C A1†	1.251%	#	8/15/2023	1,129	1,137,857
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.546%	#	4/17/2021	2,000	1,901,316
Venture CDO Ltd. 2014-17A A†	1.705%	#	7/15/2026	6,000	5,977,800
Westchester CLO Ltd. 2007-1A A1A†	0.45%	#	8/1/2022	4,013	3,969,664
Total					32,424,260
Total Asset-Backed Securities (cost $162,099,844)					161,965,205

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
CORPORATE BONDS 75.84%

Aerospace/Defense 0.41%
Exelis, Inc.	5.55%		10/1/2021		$7,335	$7,725,347

Air Transportation 0.04%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (Panama)†(a)	8.375%		5/10/2020		700	736,750

Apparel 0.39%
Perry Ellis International, Inc.	7.875%		4/1/2019		400	420,000
PVH Corp.	7.75%		11/15/2023		5,500	6,837,039
Total						7,257,039

Auto Parts: Original Equipment 0.12%
Accuride Corp.	9.50%		8/1/2018		736	781,080
International Automotive Components Group SA (Luxembourg)†(a)	9.125%		6/1/2018		1,375	1,471,250
Total						2,252,330

Automotive 0.98%
Ford Motor Co.	6.375%		2/1/2029		7,250	8,703,676
Ford Motor Co.	6.625%		10/1/2028		4,575	5,624,633
Ford Motor Co.	7.45%		7/16/2031		2,900	3,876,610
Total						18,204,919

Banks: Money Center 1.56%
Bank of America Corp.	8.125%		—	(b)	2,500	2,851,165
PNC Financial Services Group, Inc. (The)	4.447%	#	—	(b)	21,000	21,147,000
Santander Bank NA	8.75%		5/30/2018		1,000	1,219,948
Zions Bancorporation	4.50%		6/13/2023		3,750	3,824,640
Total						29,042,753

Banks: Regional 4.56%
Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(a)(c)	4.125%		6/6/2024		1,500	1,480,290
Citigroup, Inc.	5.95%		—	(b)	10,000	10,087,500
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021		3,507	3,948,082
Goldman Sachs Group, Inc. (The)	5.95%		1/15/2027		7,750	8,812,440
HBOS Capital Funding LP (United Kindgom)†(a)	6.071%		—	(b)	1,000	1,001,250
HBOS plc (United Kingdom)†(a)	6.00%		11/1/2033		4,850	5,312,171
JPMorgan Chase & Co.	6.125%		—	(b)	4,985	5,044,277

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
JPMorgan Chase & Co.	6.75%	—	(b)	$10,000	$10,850,000
M&T Bank Corp.	6.45%	—	(b)	1,100	1,168,750
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021		5,500	6,351,977
Morgan Stanley	5.00%	11/24/2025		5,300	5,636,979
National Savings Bank (Sri Lanka)†(a)	8.875%	9/18/2018		700	791,875
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019		620	678,900
Standard Chartered plc (United Kingdom)†(a)	3.95%	1/11/2023		10,250	10,164,853
Synovus Financial Corp.	7.875%	2/15/2019		1,500	1,728,750
Turkiye Halk Bankasi AS (Turkey)†(a)	3.875%	2/5/2020		609	584,945
Wells Fargo & Co.	3.45%	2/13/2023		6,100	6,071,568
Wells Fargo & Co.	5.90%	—	(b)	4,985	5,252,944
Total					84,967,551

Beverages 0.46%
Ajecorp BV (Netherlands)†(a)	6.50%	5/14/2022		1,850	1,739,000
Beam Suntory, Inc.	6.625%	7/15/2028		755	867,143
Central American Bottling Corp.†	6.75%	2/9/2022		4,920	5,245,950
Pernod Ricard SA (France)†(a)	5.75%	4/7/2021		650	750,564
Total					8,602,657

Biotechnology Research & Production 1.14%
Amgen, Inc.	6.40%	2/1/2039		13,750	17,429,018
Grifols Worldwide Operations Ltd. (Ireland)†(a)	5.25%	4/1/2022		1,500	1,556,250
STHI Holding Corp.†	8.00%	3/15/2018		2,085	2,217,919
Total					21,203,187

Broadcasting 0.45%
Cox Communications, Inc.†	6.45%	12/1/2036		6,749	7,734,712
Cox Communications, Inc.†	8.375%	3/1/2039		407	575,974
Total					8,310,686

Brokers 1.25%
Jefferies Group LLC	6.875%	4/15/2021		8,990	10,563,250
Raymond James Financial, Inc.	8.60%	8/15/2019		10,000	12,740,760
Total					23,304,010

Building Materials 1.05%
Associated Materials LLC/AMH New Finance, Inc.	9.125%	11/1/2017		390	407,550
Building Materials Corp. of America†	7.00%	2/15/2020		3,400	3,638,000
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018		465	481,856

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)
Cimento Tupi SA (Brazil)(a)	9.75%	5/11/2018	$47	$48,704
Nortek, Inc.	10.00%	12/1/2018	250	272,500
Owens Corning, Inc.	9.00%	6/15/2019	11,150	14,072,192
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	600	639,000
Total				19,559,802

Business Services 0.80%
Alliance Data Systems Corp.†	6.375%	4/1/2020	1,500	1,593,750
Chicago Parking Meters LLC†	5.489%	12/30/2020	3,000	3,235,318
Expedia, Inc.	5.95%	8/15/2020	5,945	6,643,686
Iron Mountain, Inc.	8.375%	8/15/2021	500	527,500
Jaguar Holding Co. I PIK†	9.375%	10/15/2017	1,000	1,045,000
Wyle Services Corp.†	10.50%	4/1/2018	1,675	1,770,224
Total				14,815,478

Cable Services 1.41%
Historic TW, Inc.	9.15%	2/1/2023	4,176	5,844,007
Time Warner Cable, Inc.	6.55%	5/1/2037	7,750	9,674,519
Time Warner Cable, Inc.	7.30%	7/1/2038	8,000	10,796,880
Total				26,315,406

Chemicals 2.63%
CF Industries, Inc.	7.125%	5/1/2020	10,250	12,552,970
Dow Chemical Co. (The)	9.40%	5/15/2039	1,000	1,646,332
Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	2,800	2,996,000
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	6,125	6,744,709
Montell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	9,493	12,805,915
NewMarket Corp.	4.10%	12/15/2022	4,000	4,019,364
Yara International ASA (Norway)†(a)	7.875%	6/11/2019	6,600	8,112,304
Total				48,877,594

Coal 0.20%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	1,500	1,620,000
Penn Virginia Corp.	7.25%	4/15/2019	2,000	2,105,000
Total				3,725,000

Communications & Media 0.20%
Digicel Ltd. (Jamaica)†(a)	8.25%	9/1/2017	3,550	3,692,000

Communications Services 0.06%
CenturyLink, Inc.	6.875%	1/15/2028	1,150	1,173,000

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.08%
SunGard Availability Services Capital, Inc.†	8.75%	4/1/2022	$1,518	$1,423,125

Computer Service 0.13%
Ceridian Corp.	11.25%	11/15/2015	2,000	2,017,700
Ceridian Corp. PIK	12.25%	11/15/2015	400	403,540
Total				2,421,240

Computer Software 0.23%
Aspect Software, Inc.	10.625%	5/15/2017	2,350	2,482,188
SRA International, Inc.	11.00%	10/1/2019	111	118,215
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,650	1,749,000
Total				4,349,403

Consumer Products 0.61%
Avon Products, Inc.	4.60%	3/15/2020	6,150	6,369,813
Tupperware Brands Corp.	4.75%	6/1/2021	4,750	5,082,747
Total				11,452,560

Containers 0.32%
BOE Intermediate Holding Corp. PIK†	9.00%	11/1/2017	1,000	1,038,125
BOE Merger Corp. PIK†	9.50%	11/1/2017	200	211,000
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	4,875	4,655,625
Total				5,904,750

Communications Technology 0.42%
Juniper Networks, Inc.	4.60%	3/15/2021	7,251	7,786,262

Copper 0.22%
Freeport-McMoRan Corp.	7.125%	11/1/2027	2,150	2,573,124
Freeport-McMoRan Corp.	9.50%	6/1/2031	1,053	1,438,410
Total				4,011,534

Data Product, Equipment & Communications 0.36%
Fidelity National Information Services, Inc.	5.00%	3/15/2022	6,375	6,718,714

Diversified 0.24%
Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	3,750	3,876,563
Tenedora Nemak SA de CV (Mexico)†(a)	5.50%	2/28/2023	600	622,500
Total				4,499,063

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Drugs 0.58%
Capsugel FinanceCo SCA†(d)	9.875%	8/1/2019	EUR	2,000	$2,975,075
Capsugel SA PIK (Luxembourg)†(a)	7.00%	5/15/2019		$1,875	1,930,078
CFR International SpA (Chile)†(a)	5.125%	12/6/2022		1,726	1,894,292
Hospira, Inc.	5.80%	8/12/2023		3,475	3,914,149
Total					10,713,594

Electric: Power 3.24%
AES El Salvador Trust II (Panama)†(a)	6.75%	3/28/2023		1,060	1,060,000
Astoria Depositor Corp.†	8.144%	5/1/2021		2,500	2,625,000
CEZ AS (Czech Republic)†(a)	4.25%	4/3/2022		1,700	1,783,648
DPL, Inc.	7.25%	10/15/2021		5,500	5,926,250
Duquesne Light Holdings, Inc.	6.25%	8/15/2035		2,650	2,904,440
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020		920	1,090,141
Entergy Corp.	5.125%	9/15/2020		7,757	8,659,837
Exelon Generation Co. LLC	4.25%	6/15/2022		6,000	6,277,416
FirstEnergy Transmission LLC†	4.35%	1/15/2025		2,450	2,482,583
Indiantown Cogeneration LP	9.77%	12/15/2020		1,092	1,252,046
Mississippi Power Co.	5.40%	7/1/2035		3,075	3,160,691
NiSource Finance Corp.	6.25%	12/15/2040		1,000	1,211,450
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016		1,900	1,952,250
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021		10,000	11,283,890
Red Oak Power LLC	8.54%	11/30/2019		2,276	2,434,912
System Energy Resources, Inc.	4.10%	4/1/2023		6,000	6,251,502
Total					60,356,056

Electrical: Household 0.25%
Energizer Holdings, Inc.	4.70%	5/19/2021		4,638	4,731,947

Electronics 0.29%
PerkinElmer, Inc.	5.00%	11/15/2021		4,950	5,359,251

Energy Equipment & Services 1.43%
Alta Wind Holdings LLC†	7.00%	6/30/2035		2,438	2,724,746
Cameron International Corp.	7.00%	7/15/2038		2,121	2,795,022
Energy Transfer Partners LP	6.625%	10/15/2036		3,095	3,688,578
Energy Transfer Partners LP	7.50%	7/1/2038		3,750	4,878,116
Energy Transfer Partners LP	8.25%	11/15/2029		1,966	2,763,750
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021		6,975	7,504,110
Stone Energy Corp.	7.50%	11/15/2022		2,000	2,195,000
Total					26,549,322

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Engineering & Contracting Services 0.32%
AGCO Corp.	5.875%	12/1/2021		$4,150	$4,607,127
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018		1,500	1,432,500
Total					6,039,627

Entertainment 0.66%
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017		2,450	2,552,594
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019		1,252	1,367,810
Seminole Indian Tribe of Florida†	6.535%	10/1/2020		5,000	5,600,000
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021		1,350	1,518,750
WMG Holdings Corp.†	13.75%	10/1/2019		500	602,500
WMG Holdings Corp.	13.75%	10/1/2019		600	723,000
Total					12,364,654

Financial Services 4.07%
Air Lease Corp.	3.875%	4/1/2021		2,000	2,045,000
Air Lease Corp.	4.75%	3/1/2020		7,070	7,644,437
Comcel Trust†	6.875%	2/6/2024		1,500	1,608,750
DTEK Finance plc (United Kingdom)†(a)	7.875%	4/4/2018		900	756,000
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022		6,000	6,122,118
FMR LLC†	7.57%	6/15/2029		6,600	8,991,226
General Electric Capital Corp.	7.125%	—	(b)	3,500	4,136,486
Graton Economic Development Authority†	9.625%	9/1/2019		400	457,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017		1,500	1,631,250
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021		400	408,000
Legacy Reserves LP/Legacy Reserves Finance Corp.†	6.625%	12/1/2021		1,195	1,218,900
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020		1,200	1,287,000
Lender Processing Services, Inc.	5.75%	4/15/2023		7,250	7,839,062
Macquarie Group Ltd. (Australia)†(a)	6.00%	1/14/2020		2,953	3,349,783
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017		2,397	2,511,148
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020		3,875	3,933,125
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018		2,318	2,532,415
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029		6,248	8,015,903
Scottrade Financial Services, Inc.†	6.125%	7/11/2021		8,475	8,741,132
Western Union Co. (The)	3.35%	5/22/2019		2,500	2,565,398
Total					75,794,133

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial: Miscellaneous 0.99%
Fondo MIVIVIENDA SA (Peru)†(a)	3.375%	4/2/2019	$1,000	$1,015,000
Hercules Offshore, Inc.†	10.25%	4/1/2019	500	557,500
Moody’s Corp.	4.50%	9/1/2022	5,500	5,801,086
NASDAQ OMX Group, Inc. (The)	4.25%	6/1/2024	7,975	8,011,781
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	2,700	3,002,713
Total				18,388,080

Food 1.50%
Big Heart Pet Brands	7.625%	2/15/2019	3,003	3,130,627
Cosan Luxembourg SA (Luxembourg)†(a)	5.00%	3/14/2023	2,550	2,445,450
Diamond Foods, Inc.†	7.00%	3/15/2019	1,625	1,698,125
Flowers Foods, Inc.	4.375%	4/1/2022	6,900	7,218,090
H.J. Heinz Finance Co.†	7.125%	8/1/2039	325	354,250
JBS Investments GmbH (Austria)†(a)	7.25%	4/3/2024	4,700	4,911,500
Land O’Lakes Capital Trust I†	7.45%	3/15/2028	2,700	2,720,250
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	1,550	1,712,750
Southern States Cooperative, Inc.†	10.00%	8/15/2021	1,000	1,005,000
US Foods, Inc.	8.50%	6/30/2019	2,490	2,675,505
Total				27,871,547

Food/Beverage 0.05%
BRF SA (Brazil)†(a)	4.75%	5/22/2024	890	882,213

Gaming 0.44%
CCM Merger, Inc.†	9.125%	5/1/2019	2,000	2,150,000
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	4,068	4,055,287
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	1,750	1,920,625
Total				8,125,912

Health Care 0.03%
VWR Funding, Inc.†	10.75%	6/30/2017	500	501,875

Health Care Products 0.12%
Forest Laboratories, Inc.†	4.875%	2/15/2021	1,990	2,174,075

Health Care Services 1.07%
DaVita HealthCare Partners, Inc.	6.375%	11/1/2018	1,340	1,408,675
DaVita HealthCare Partners, Inc.	6.625%	11/1/2020	750	802,500
Dignity Health	4.50%	11/1/2042	750	693,631
Emdeon, Inc.	11.00%	12/31/2019	1,070	1,241,200
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	8,755	9,542,950

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	$2,800	$2,992,500
Omega Healthcare Investors, Inc.†	4.95%	4/1/2024	3,250	3,289,234
Total				19,970,690

Household Equipment/Products 0.31%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	4,000	4,185,000
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%	5/9/2020	1,750	1,682,188
Total				5,867,188

Industrial Products 0.30%
KOC Holding AS (Turkey)†(a)	3.50%	4/24/2020	1,000	964,000
Mueller Water Products, Inc.	7.375%	6/1/2017	2,504	2,554,080
PPL WW Holdings Ltd. (United Kingdom)†(a)	7.25%	12/15/2017	1,750	2,027,846
Total				5,545,926

Insurance 2.08%
Aon Corp.	8.205%	1/1/2027	6,500	8,394,835
CNO Financial Group, Inc.†	6.375%	10/1/2020	2,892	3,152,280
Protective Life Corp.	8.45%	10/15/2039	4,100	5,868,998
Prudential Financial, Inc.	5.625%	6/15/2043	15,852	16,763,490
Trinity Acquisition plc (United Kingdom)(a)	4.625%	8/15/2023	3,201	3,332,942
Willis North America, Inc.	7.00%	9/29/2019	989	1,169,726
Total				38,682,271

Investment Management Companies 0.46%
Ares Capital Corp.	4.875%	11/30/2018	4,000	4,225,388
Nuveen Investments, Inc.†	9.125%	10/15/2017	975	1,062,750
Oaktree Capital Management LP†	6.75%	12/2/2019	2,821	3,301,428
Total				8,589,566

Leasing 0.15%
Aviation Capital Group Corp.†	6.75%	4/6/2021	2,151	2,421,798
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	325	333,937
Total				2,755,735

Leisure 0.85%
Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	5,500	6,887,655
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	7,884	9,007,470
Total				15,895,125

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging 1.06%
Host Hotels & Resorts LP	5.25%	3/15/2022	$5,425	$6,025,065
Host Hotels & Resorts LP	6.00%	10/1/2021	3,835	4,446,287
Hyatt Hotels Corp.†	6.875%	8/15/2019	5,804	6,780,442
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	2,450	2,401,000
Total				19,652,794

Machinery: Agricultural 0.86%
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	2,500	2,609,875
Lorillard Tobacco Co.	6.875%	5/1/2020	1,665	2,008,658
Lorillard Tobacco Co.	8.125%	6/23/2019	2,615	3,277,675
Lorillard Tobacco Co.	8.125%	5/1/2040	3,200	4,309,651
MHP SA (Ukraine)†(a)	8.25%	4/2/2020	3,825	3,385,890
MHP SA (Ukraine)†(a)	10.25%	4/29/2015	400	408,080
Total				15,999,829

Machinery: Industrial/Specialty 0.13%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	1,300	1,452,750
Vander Intermediate Holding II Corp. PIK†	9.75%	2/1/2019	900	956,250
Total				2,409,000

Manufacturing 0.36%
Hillenbrand, Inc.	5.50%	7/15/2020	5,250	5,634,206
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	900	990,000
Total				6,624,206

Media 2.65%
21st Century Fox America, Inc.	6.75%	1/9/2038	13,671	16,967,529
Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	1,000	1,062,500
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(a)	5.307%	5/11/2022	4,595	4,910,906
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	2,250	2,531,250
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	6,425	6,605,594
LIN Television Corp.	8.375%	4/15/2018	169	178,929
NET Servicos de Comunicacao SA (Brazil)(a)	7.50%	1/27/2020	600	650,250
Time Warner, Inc.	7.625%	4/15/2031	9,500	13,221,007
Videotron Ltd (Canada)(a)	9.125%	4/15/2018	105	108,938
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	1,950	2,071,881
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%	7/15/2019	1,000	1,127,500
Total				49,436,284

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Merchandising 0.09%
Kemet Corp.	10.50%	5/1/2018	$1,500	$1,593,750

Metals & Minerals: Miscellaneous 1.25%
Barrick Gold Corp. (Canada)(a)	4.10%	5/1/2023	4,400	4,296,393
Barrick North America Finance LLC	4.40%	5/30/2021	9,225	9,469,407
Goldcorp, Inc. (Canada)(a)	3.70%	3/15/2023	5,000	4,917,920
IAMGOLD Corp. (Canada)†(a)	6.75%	10/1/2020	1,250	1,118,750
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	2,000	2,075,000
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	1,250	1,326,563
Total				23,204,033

Natural Gas 0.80%
Fermaca Enterprises S de RL de CV (Mexico)†(a)	6.375%	3/30/2038	2,600	2,717,000
PT Perusahaan Gas Negara Persero Tbk (Indonesia)†(a)	5.125%	5/16/2024	2,800	2,824,500
SourceGas LLC†	5.90%	4/1/2017	4,150	4,399,195
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2,000	2,159,804
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	2,000	2,804,930
Total				14,905,429

Oil 4.68%
Afren plc (United Kingdom)†(a)	6.625%	12/9/2020	1,000	1,022,000
Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	2,100	2,383,500
Alliance Oil Co. Ltd. (Russia)†(a)	7.00%	5/4/2020	2,800	2,611,000
Athlon Holdings LP/Athlon Finance Corp.†	6.00%	5/1/2022	1,245	1,276,125
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	6,075	7,492,328
Canadian Oil Sands Ltd. (Canada)†(a)	7.90%	9/1/2021	1,250	1,569,436
Chaparral Energy, Inc.	8.25%	9/1/2021	2,917	3,201,407
Continental Resources, Inc.	7.125%	4/1/2021	975	1,107,844
Continental Resources, Inc.	8.25%	10/1/2019	1,875	2,003,906
DCP Midstream LLC†	5.85%	5/21/2043	5,000	4,750,000
DCP Midstream LLC†	9.75%	3/15/2019	5,000	6,445,195
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.082%	12/30/2023	772	791,129
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	1,400	1,450,775
Energy XXI Gulf Coast, Inc.†	6.875%	3/15/2024	1,835	1,853,350
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	1,900	2,056,750
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	2,100	2,257,500
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	2,525	2,774,344
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	1,000	1,077,500

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	$2,500	$2,787,500
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	700	772,625
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	2,575	2,742,375
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	2,850	3,031,687
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	9,603	11,752,881
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	750	627,000
Petroleos de Venezuela SA (Venezuela)†(a)	8.50%	11/2/2017	1,427	1,316,408
Petroleos Mexicanos (Mexico)†(a)	4.875%	1/18/2024	645	688,538
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	1,000	1,268,750
Pioneer Energy Services Corp.†	6.125%	3/15/2022	2,250	2,317,500
Rice Energy, Inc.†	6.25%	5/1/2022	1,395	1,408,950
SEACOR Holdings, Inc.	7.375%	10/1/2019	2,750	3,100,625
Seadrill Ltd.†	6.625%	9/15/2020	2,000	2,020,000
Valero Energy Corp.	10.50%	3/15/2039	4,250	7,201,769
Total				87,160,697

Oil: Crude Producers 4.59%
Alberta Energy Co., Ltd. (Canada)(a)	8.125%	9/15/2030	4,965	6,781,887
Cimarex Energy Co.(c)	4.375%	6/1/2024	1,200	1,224,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.†	6.125%	3/1/2022	1,500	1,578,750
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	4,000	4,437,832
Enterprise Products Operating LLC	7.55%	4/15/2038	4,225	5,927,333
Forest Oil Corp.	7.25%	6/15/2019	1,500	1,500,000
Kerr-McGee Corp.	7.125%	10/15/2027	3,100	3,891,724
Kerr-McGee Corp.	7.875%	9/15/2031	2,265	3,166,715
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	5,000	5,454,505
Murphy Oil Corp.	3.70%	12/1/2022	3,115	3,098,777
OGX Austria GmbH (Austria)†(a)(e)	8.50%	6/1/2018	1,800	96,750
Oleoducto Central SA (Colombia)†(a)	4.00%	5/7/2021	850	852,210
Plains Exploration & Production Co.	6.625%	5/1/2021	1,300	1,456,000
Plains Exploration & Production Co.	6.75%	2/1/2022	12,936	14,585,340
Plains Exploration & Production Co.	8.625%	10/15/2019	1,500	1,616,250
Range Resources Corp.	8.00%	5/15/2019	3,895	4,064,939
Regency Energy Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	3,500	3,692,500
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	1,880	2,002,200
Ruby Pipeline LLC†	6.00%	4/1/2022	9,200	10,417,096

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Sabine Pass Liquefaction LLC†	6.25%	3/15/2022	$6,000	$6,450,000
Southern Star Central Corp.†	6.75%	3/1/2016	1,605	1,609,012
W&T Offshore, Inc.	8.50%	6/15/2019	1,350	1,468,125
Total				85,371,945

Oil: Integrated Domestic 2.13%
Carrizo Oil & Gas, Inc.	8.625%	10/15/2018	1,250	1,334,375
El Paso Pipeline Partners Operating Co. LLC	4.30%	5/1/2024	4,250	4,332,671
Enterprise Products Operating LLC(f)	8.375%	8/1/2066	8,000	9,044,544
Hess Corp.	7.125%	3/15/2033	1,650	2,190,535
Kinder Morgan Energy Partners LP	6.95%	1/15/2038	7,360	9,136,667
Kinder Morgan Energy Partners LP	7.30%	8/15/2033	600	767,425
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	1,570	1,980,332
Newfield Exploration Co.	7.125%	5/15/2018	1,000	1,031,250
Rowan Cos., Inc.	7.875%	8/1/2019	8,000	9,849,528
Total				39,667,327

Oil: Integrated International 2.17%
ENI SpA (Italy)†(a)	5.70%	10/1/2040	9,705	10,895,445
Transocean, Inc.	6.375%	12/15/2021	11,700	13,440,281
Weatherford International Ltd.	9.875%	3/1/2039	8,650	13,652,987
YPF SA (Argentina)†(a)	8.75%	4/4/2024	2,330	2,426,229
Total				40,414,942

Paper & Forest Products 1.42%
Cascades, Inc. (Canada)(a)	7.75%	12/15/2017	2,000	2,086,200
Exopack Holding Corp.†	10.00%	6/1/2018	1,250	1,346,875
Exopack Holdings SA (Luxembourg)†(a)	7.875%	11/1/2019	2,625	2,808,750
Fibria Overseas Finance Ltd.	5.25%	5/12/2024	1,200	1,212,240
Georgia-Pacific LLC	8.875%	5/15/2031	8,475	12,735,611
Plum Creek Timberlands LP	4.70%	3/15/2021	3,850	4,184,115
Potlatch Corp.	7.50%	11/1/2019	1,740	2,024,925
Total				26,398,716

Railroads 0.31%
Anadarko Holding Co.	7.95%	4/15/2029	4,307	5,718,886

Real Estate Investment Trusts 3.19%
American Tower Corp.	4.70%	3/15/2022	6,117	6,509,002
American Tower Corp.	7.25%	5/15/2019	4,000	4,841,140
Corrections Corp. of America	4.125%	4/1/2020	3,766	3,775,415

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
Country Garden Holdings Co. Ltd. (China)†(a)	11.125%	2/23/2018	$450	$492,210
Country Garden Holdings Co. Ltd. (China)†(a)	11.25%	4/22/2017	450	478,350
Digital Realty Trust LP	5.875%	2/1/2020	3,500	3,881,503
EPR Properties	5.25%	7/15/2023	3,000	3,144,594
EPR Properties	7.75%	7/15/2020	8,000	9,639,272
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	5,444	6,382,889
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	3,000	3,417,699
Hospitality Properties Trust	4.65%	3/15/2024	2,000	2,063,966
Kilroy Realty LP	6.625%	6/1/2020	5,000	5,956,315
Potlatch Corp.	6.95%	12/15/2015	500	542,812
Vornado Realty LP	5.00%	1/15/2022	5,300	5,807,772
Weyerhaeuser Co.	8.50%	1/15/2025	1,875	2,518,879
Total				59,451,818

Restaurants 0.05%
Dave & Buster’s, Inc.	11.00%	6/1/2018	905	963,463

Retail 1.53%
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	2,500	2,581,250
DBP Holding Corp.†	7.75%	10/15/2020	1,600	1,376,000
Family Dollar Stores, Inc.	5.00%	2/1/2021	1,375	1,492,054
Hillman Group, Inc. (The)	10.875%	6/1/2018	500	530,525
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	3,000	3,090,000
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	1,000	1,025,000
Party City Holdings, Inc.	8.875%	8/1/2020	1,500	1,672,500
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	746	761,860
QVC, Inc.	5.125%	7/2/2022	2,125	2,258,070
QVC, Inc.†	7.375%	10/15/2020	12,000	12,928,584
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores†	11.00%	5/1/2017	750	796,882
Total				28,512,725

Savings & Loan 0.35%
First Niagara Financial Group, Inc.	7.25%	12/15/2021	5,696	6,576,043

Specialty Materials 0.05%
Interline Brands, Inc. PIK	10.00%	11/15/2018	925	1,003,625

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel 1.22%
Allegheny Technologies, Inc.	5.875%	8/15/2023	$3,425	$3,710,337
Allegheny Technologies, Inc.	9.375%	6/1/2019	6,325	7,910,563
GTL Trade Finance, Inc.†	7.25%	4/16/2044	1,000	1,060,000
Metinvest BV (Netherlands)†(a)	8.75%	2/14/2018	700	631,890
Severstal OAO Via Steel Capital SA (Luxembourg)†(a)	4.45%	3/19/2018	1,580	1,562,225
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/10/2039	4,000	4,488,656
Valmont Industries, Inc.	6.625%	4/20/2020	2,775	3,309,587
Total				22,673,258

Technology 0.29%
DynCorp International, Inc.	10.375%	7/1/2017	2,000	2,102,500
VeriSign, Inc.	4.625%	5/1/2023	3,400	3,340,500
Total				5,443,000

Telecommunications 4.88%
Altice Financing SA (Luxembourg)†(a)	6.50%	1/15/2022	2,700	2,855,250
Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.35%	5/20/2024	1,200	1,268,940
Block Communications, Inc.†	7.25%	2/1/2020	500	536,875
Cincinnati Bell, Inc.	8.75%	3/15/2018	2,250	2,363,906
Consolidated Communications Finance Co.	10.875%	6/1/2020	3,600	4,198,500
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	1,750	1,806,875
GTE Corp.	6.94%	4/15/2028	30,918	38,882,910
GTE Corp.	8.75%	11/1/2021	905	1,189,636
Inmarsat Finance plc (United Kingdom)†(a)	7.375%	12/1/2017	750	781,613
Millicom International Cellular SA (Luxembourg)†(a)	4.75%	5/22/2020	3,075	3,036,562
Millicom International Cellular SA (Luxembourg)†(a)	6.625%	10/15/2021	1,800	1,923,750
MTS International Funding Ltd. (Ireland)†(a)	5.00%	5/30/2023	1,850	1,789,875
MTS International Funding Ltd. (Ireland)†(a)	8.625%	6/22/2020	1,000	1,186,000
Orange SA (France)(a)	9.00%	3/1/2031	2,545	3,831,248
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%	12/13/2022	1,700	1,806,250
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	850	897,813
U.S. Cellular Corp.	6.70%	12/15/2033	5,882	5,960,136
Verizon Communications, Inc.	7.75%	12/1/2030	9,000	12,382,389
Verizon Communications, Inc.	7.75%	6/15/2032	3,050	4,182,770
Total				90,881,298

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telephone-Long Distance 0.16%
Qwest Capital Funding, Inc.	6.875%	7/15/2028	$3,005	$3,057,588

Textile Products 0.03%
Burlington Holdings LLC/Burlington Holding Finance, Inc. PIK†	9.00%	2/15/2018	500	513,755

Tobacco 0.63%
Altria Group, Inc.	9.95%	11/10/2038	7,075	11,710,731

Transportation: Miscellaneous 0.75%
Air Medical Group Holdings, Inc.	9.25%	11/1/2018	222	239,205
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	3,175	3,366,294
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020	750	799,687
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	8,475	9,543,621
Total				13,948,807

Utilities 0.53%
El Paso Electric Co.	6.00%	5/15/2035	1,075	1,255,520
Williams Cos., Inc. (The)	8.75%	3/15/2032	6,750	8,623,753
Total				9,879,273

Utilities: Electrical 0.17%
Puget Sound Energy, Inc.(g)	6.974%	6/1/2067	3,000	3,137,868
Total Corporate Bonds (cost $1,343,969,727)				1,411,802,037

FLOATING RATE LOANS(h) 0.94%

Energy Equipment & Services 0.08%
Crestwood Holdings LLC Term Loan B1	7.00%	6/19/2019	1,396	1,421,352

Food 0.02%
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	325	338,205

Gaming 0.03%
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	475	474,504

Health Care 0.17%
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	500	500,000
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020	201	203,928
PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022	2,516	2,543,261
Total				3,247,189

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Metals & Minerals: Miscellaneous 0.16%
American Rock Salt Co. LLC 2nd Lien Delayed Draw Loan	—	5/16/2022		$3,000	$3,030,000

Services 0.23%
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021		765	787,633
Brickman Group Ltd. LLC (The) 2nd Lien Initial Term Loan	7.50%	12/17/2021		1,150	1,174,725
Kasima LLC Term Loan	3.25%	5/17/2021		250	248,750
Neff Rental LLC 2nd Lien Closing Date Loan	7.25%	5/21/2021		2,000	1,993,760
Total					4,204,868

Utilities 0.25%
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/20/2020		1,293	1,328,558
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019		2,150	2,203,750
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017		1,155	1,185,187
Total					4,717,495
Total Floating Rate Loans (cost $17,234,054)					17,433,613

FOREIGN BONDS(d) 1.24%

Brazil 0.05%
BRF SA†	7.75%	5/22/2018	BRL	2,500	945,744

Canada 0.04%
Vermilion Energy, Inc.	6.50%	2/10/2016	CAD	750	714,171

France 0.02%
Europcar Groupe SA†	9.375%	4/15/2018	EUR	275	402,981

Luxembourg 0.12%
Sunrise Communications International SA†	7.00%	12/31/2017	EUR	1,500	2,159,434

Mexico 0.12%
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250	2,310,130

United Kingdom 0.89%
Old Mutual plc	8.00%	6/3/2021	GBP	5,000	9,627,029
R&R Ice Cream plc†	5.50%	5/15/2020	GBP	1,750	2,896,681
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	1,100	1,600,679
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	1,750	2,445,150
Total					16,569,539
Total Foreign Bonds (cost $22,303,850)					23,101,999

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(a) 0.82%

Angola 0.06%
Republic of Angola	7.00%		8/16/2019	$1,000	$1,106,250

Argentina 0.05%
City of Buenos Aires†	9.95%		3/1/2017	500	517,500
Provincia de Neuquen†	7.875%		4/26/2021	170	171,275
Republic of Argentina	8.28%		12/31/2033	210	165,090
Total					853,865

Brazil 0.11%
Federal Republic of Brazil†	5.333%		2/15/2028	2,000	2,015,000

Dominican Republic 0.06%
Dominican Republic†	7.50%		5/6/2021	900	1,044,000

Ghana 0.15%
Republic of Ghana†	7.875%		8/7/2023	2,900	2,842,580

Indonesia 0.11%
Perusahaan Penerbit SBSN†	3.30%		11/21/2022	1,200	1,117,500
Perusahaan Penerbit SBSN†	4.00%		11/21/2018	900	934,875
Total					2,052,375

Panama 0.02%
Republic of Panama	4.30%		4/29/2053	375	333,750

Russia 0.04%
Russia Eurobonds†	4.875%		9/16/2023	800	827,200

Slovenia 0.07%
Republic of Slovenia†	5.25%		2/18/2024	1,250	1,343,750

Tanzania 0.07%
United Republic of Tanzania	6.332%	#	3/9/2020	1,250	1,343,750

Trinidad And Tobago 0.06%
Republic of Trinidad & Tobago†	4.375%		1/16/2024	1,000	1,084,500

Venezuela 0.02%
Republic of Venezuela	9.375%		1/13/2034	450	357,750
Total Foreign Government Obligations (cost $15,073,877)					15,204,770

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.07%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35%	(i)	10/15/2020	$—	(j)	$2,632
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	8		7,880
Federal Home Loan Mortgage Corp. 181 F IO	494.14%	(i)	8/15/2021	1		5,121
Federal Home Loan Mortgage Corp. 1020 S IO	900.95%	(i)	12/15/2020	—	(j)	1,616
Federal Home Loan Mortgage Corp. 1032 O IO	544.714%	(i)	12/15/2020	—	(j)	2,398
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00%	(i)	2/15/2021	—	(j)	1,576
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50%	(i)	2/15/2021	—	(j)	1,800
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50%	(i)	4/15/2021	—	(j)	845
Federal Home Loan Mortgage Corp. 1059 U IO	409.00%	(i)	4/15/2021	—	(j)	1,354
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607%	(i)	4/15/2021	—	(j)	4,683
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78%	(i)	5/15/2021	1		7,041
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	13		12,716
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497%	(i)	9/15/2021	—	(j)	2,109
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	23		23,366
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40%	(i)	11/15/2021	—	(j)	989
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00%	(i)	2/15/2022	—	(j)	396
Federal Home Loan Mortgage Corp. 1241 X IO	982.654%	(i)	4/15/2022	—	(j)	561
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	53		51,899
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	22		21,802
Federal National Mortgage Assoc. 94 2 IO	9.50%	(i)	8/1/2021	5		1,052
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	3		2,648
Federal National Mortgage Assoc. 1991–158 E IO	1008.00%	(i)	12/25/2021	—	(j)	1,219

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association 2013-48 IO	0.617%	#	7/16/2054	$21,561	$1,249,793
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,377,987)					1,405,496

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.52%
Federal National Mortgage Assoc.(k)	3.50%		TBA	39,130	40,249,012
Federal National Mortgage Assoc.(k)	4.50%		TBA	4,500	4,868,438
Federal National Mortgage Assoc.(k)	5.50%		TBA	23,000	25,591,099
Government National Mortgage Assoc.(k)	4.00%		TBA	29,960	31,972,937
Total Government Sponsored Enterprises Pass-Throughs (cost $101,691,306)					102,681,486

MUNICIPAL BONDS 3.80%

Education 0.08%
Univ of California Bd of Regs	6.27%		5/15/2031	1,300	1,447,758

Electric Revenue Bonds 0.54%
American Municipal Power, Inc.	6.27%		2/15/2050	1,350	1,609,781
American Municipal Power, Inc.	7.334%		2/15/2028	1,100	1,367,586
American Municipal Power, Inc.	7.834%		2/15/2041	5,000	7,110,100
Total					10,087,467

Miscellaneous 1.67%
Chicago, IL	6.845%		1/1/2038	4,750	5,297,343
Dallas Convention Center Hotel	7.088%		1/1/2042	2,650	3,348,964
Los Angeles Cnty, CA	7.488%		8/1/2033	300	380,379
Miami Dade Cnty, FL	6.91%		7/1/2039	3,065	3,444,692
New York City Indus Dev Agy†	11.00%		3/1/2029	8,489	12,068,132
San Diego Cnty Regl Arpt Auth	6.628%		7/1/2040	6,000	6,551,280
Total					31,090,790

Power 0.29%
Guam Pwr Auth	7.50%		10/1/2015	1,035	1,044,843
Los Angeles Dept Wtr & Pwr, CA	7.003%		7/1/2041	1,000	1,151,770
Municipal Elec Auth of Georgia	7.055%		4/1/2057	2,775	3,154,897
Total					5,351,510

Toll Roads 0.74%
Metropolitan Washington Arpt	7.462%		10/1/2046	4,655	6,295,981
Metropolitan Washington Arpt	8.00%		10/1/2047	290	390,937
North Texas Tollway Auth	8.91%		2/1/2030	6,000	7,182,360
Total					13,869,278

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation 0.16%
Clark Cnty, NV	6.881%		7/1/2042	$2,750	$3,007,510

Water/Sewer 0.32%
Chicago, IL	6.742%		11/1/2040	5,000	5,984,300
Total Municipal Bonds (cost $67,218,272)					70,838,613

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.14%
Banc of America Commercial Mortgage Trust 2007-2 AM	5.622%	#	4/10/2049	8,245	9,143,210
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%		1/25/2042	1,325	1,519,344
Citigroup Commercial Mortgage Trust 2013-GC11 AS	3.422%		4/10/2046	5,980	6,015,847
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.331%	#	6/15/2022	985	976,766
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	11,100	10,772,839
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.857%	#	9/15/2039	1,300	1,427,394
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(a)	2.178%	#	10/18/2054	1,250	1,270,724
Granite Master Issuer plc 2006-3 A4 (United Kingdom)(a)	0.229%	#	12/20/2054	562	557,179
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	1,052	1,069,108
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	2,500	2,556,965
GS Mortgage Securities Trust II 2006-GG8 AM	5.591%		11/10/2039	2,000	2,180,828
GS Mortgage Securities Trust II 2013-GC12 XA(l)	1.793%	#	6/10/2046	29,647	3,001,435
GS Mortgage Securities Trust II 2013-GC12 XB	0.546%	#	6/10/2046	47,400	2,084,984
JPMorgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B†	5.641%	#	3/18/2051	3,810	4,078,262
JPMorgan Chase Commercial Mortgage Securities Trust 2012-CBX A3	3.139%		6/15/2045	2,940	3,057,487
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A3	3.578%		2/15/2047	721	756,680
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A3	3.669%		4/15/2047	2,000	2,107,578
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA	1.454%	#	4/15/2047	6,835	447,556
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB	0.441%	#	4/15/2047	1,896	54,390
Merrill Lynch Mortgage Investors, Inc. 2006-AF2 AF1	6.25%		10/25/2036	2,112	1,922,384

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust†	3.00%	#	7/25/2036	$580	$566,728
Merrill Lynch/Countrywide Commercial Mortgage Trust	3.00%		6/25/2037	931	914,852
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	1,346	1,263,863
Sequoia Mortgage Trust 2012-6 A2	1.808%		12/25/2042	1,620	1,470,617
Sequoia Mortgage Trust 2013-1 2A1	1.855%		2/25/2043	3	2,842
Sequoia Mortgage Trust 2013-2 A	1.874%		2/25/2043	3,047	2,741,390
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	2,172	2,175,996
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	1,774	1,930,208
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	3,360	3,658,803
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.303%	#	7/15/2046	2,256	2,077,835
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	1,792	1,803,964
WF-RBS Commercial Mortgage Trust 2014-C20 A3	3.635%		5/15/2047	2,087	2,184,710
WF-RBS Commercial Mortgage Trust 2014-C20 XA	1.417%	#	5/15/2047	13,565	1,100,013
WF-RBS Commercial Mortgage Trust 2014-C20 XB	0.735%	#	5/15/2047	2,617	138,340
Total Non-Agency Commercial Mortgage-Backed Securities (cost $76,731,624)					77,031,121

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.17%

Utilities
SCE Trust III (cost $2,990,000)	5.75%			120	3,220,828
Total Long-Term Investments (cost $1,810,690,541)					1,884,685,168

	Interest Rate			Principal Amount (000)
SHORT-TERM INVESTMENTS 3.29%

COMMERCIAL PAPER 1.11%

Energy Equipment & Services 0.39%
Talisman Energy, Inc.	Zero Coupon		6/9/2014	$2,500	2,499,660
Talisman Energy, Inc.	Zero Coupon		7/2/2014	4,750	4,747,229
Total					7,246,889

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Railroads 0.16%
Kansas City Southern Railway	Zero Coupon	6/2/2014	$1,500	$1,500,000
Kansas City Southern Railway	Zero Coupon	6/12/2014	1,500	1,499,750
Total				2,999,750

Utilities: Miscellaneous 0.56%
Entergy Corp.	Zero Coupon	10/3/2014	1,000	998,166
Entergy Corp.	Zero Coupon	7/2/2014	1,000	999,267
Entergy Corp.	Zero Coupon	6/23/2014	1,500	1,499,344
Entergy Corp.	Zero Coupon	6/20/2014	2,000	1,999,350
Nisource Finance Corp.	Zero Coupon	6/27/2014	2,000	1,999,166
Nisource Finance Corp.	Zero Coupon	6/19/2014	1,000	999,717
Nisource Finance Corp.	Zero Coupon	6/16/2014	2,000	1,999,533
Total				10,494,543
Total Commercial Paper (cost $20,739,745)				20,741,182

CONVERTIBLE BOND 0.14%

Financial Services
Nationstar Mortgage LLC/Nationstar Capital Corp. (cost $2,671,468)	10.875%	4/1/2015	2,650	2,666,562

REPURCHASE AGREEMENT 2.04%
Repurchase Agreement dated 5/30/2014, Zero Coupon due 6/2/2014 with Fixed Income Clearing Corp. collateralized by $765,000 of U.S. Treasury Note at 1.75% due 7/31/2015; $38,320,000 of U.S. Treasury Note at 0.625% due 11/30/2017; value: $38,699,313; proceeds: $37,933,946 (cost $37,933,946)			37,934	37,933,946
Total Short-Term Investments (cost $61,345,159)				61,341,690
Total Investments in Securities 104.53% (cost $1,872,035,700)				1,946,026,858
Liabilities in Excess of Cash and Other Assets(m) (4.53%)				(84,367,807)
Net Assets 100.00%				$1,861,659,051

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

BRL	Brazilian real.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
MXN	Mexican peso.
COP	Certificates of Participation.
IO	Interest Only.
PIK	Payment-in-kind.
PO	Principal Only.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2014.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Securities purchased on a when-issued basis (See Note 2(i)).
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Defaulted security.
(f)	Debenture pays interest at an annual fixed rate of 8.375% through August 1, 2016. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 3.708% through August 1, 2066. This debenture is subject to full redemption at the option of the issuer any time prior to August 1, 2016.
(g)	Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to December 1, 2017.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2014.
(i)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(j)	Amount is less than $1,000.
(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(l)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2014.
(m)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and total return swaps, as follows:

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

Open Forward Foreign Currency Exchange Contracts at May 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	Barclays Bank plc	6/10/2014	51,200,000	$6,009,390	$6,304,836	$295,446
Argentine peso	Buy	J.P. Morgan	7/10/2014	21,600,000	2,545,369	2,601,626	56,257
Argentine peso	Buy	J.P. Morgan	8/12/2014	20,650,000	2,413,511	2,421,033	7,522
Brazilian real	Buy	J.P. Morgan	6/10/2014	11,555,000	4,846,896	5,147,525	300,629
Brazilian real	Buy	Morgan Stanley	7/10/2014	9,175,000	3,993,819	4,053,071	59,252
Brazilian real	Buy	J.P. Morgan	8/12/2014	210,000	91,803	91,940	137
Brazilian real	Buy	Morgan Stanley	8/12/2014	6,550,000	2,860,075	2,867,654	7,579
Chilean peso	Buy	J.P. Morgan	6/10/2014	2,050,000,000	3,547,940	3,728,206	180,266
Chilean peso	Buy	J.P. Morgan	6/10/2014	3,750,000,000	6,630,713	6,819,889	189,176
Chilean peso	Buy	UBS AG	8/12/2014	1,530,000,000	2,669,691	2,764,236	94,545
Colombian peso	Buy	UBS AG	6/10/2014	16,760,000,000	8,131,975	8,826,564	694,589
Colombian peso	Buy	J.P. Morgan	8/12/2014	249,000,000	129,947	130,474	527
Colombian peso	Buy	UBS AG	8/12/2014	10,150,000,000	5,239,386	5,318,533	79,147
Hungarian forint	Buy	Barclays Bank plc	6/10/2014	52,300,000	230,999	235,386	4,387
Hungarian forint	Buy	J.P. Morgan	6/10/2014	2,092,000,000	9,322,318	9,415,454	93,136
Hungarian forint	Buy	Goldman Sachs	7/10/2014	56,000,000	250,096	251,700	1,604
Hungarian forint	Buy	Barclays Bank plc	8/12/2014	66,100,000	296,103	296,669	566
Hungarian forint	Buy	Goldman Sachs	8/12/2014	33,200,000	148,979	149,008	29
Indian rupee	Buy	Bank of America	6/10/2014	218,000,000	3,458,122	3,682,961	224,839
Indian rupee	Buy	Barclays Bank plc	7/10/2014	12,250,000	197,304	205,588	8,284
Indian rupee	Buy	J.P. Morgan	7/10/2014	243,000,000	3,949,935	4,078,197	128,262
Indian rupee	Buy	Barclays Bank plc	8/12/2014	533,500,000	8,723,022	8,909,486	186,464
Malaysian ringgit	Buy	Goldman Sachs	7/10/2014	8,360,000	2,552,126	2,592,173	40,047
Malaysian ringgit	Buy	Barclays Bank plc	8/12/2014	9,400,000	2,879,637	2,909,628	29,991
Malaysian ringgit	Buy	J.P. Morgan	8/12/2014	240,000	74,205	74,288	83
Mexican peso	Buy	J.P. Morgan	7/10/2014	97,450,000	7,471,263	7,557,536	86,273
Mexican peso	Buy	Deutsche Bank AG	8/12/2014	88,600,000	6,834,073	6,853,426	19,353
Mexican peso	Buy	Goldman Sachs	8/12/2014	1,440,000	110,597	111,388	791
Mexican peso	Buy	Morgan Stanley	8/12/2014	1,440,000	111,161	111,388	227
Peruvian Nuevo sol	Buy	UBS AG	7/10/2014	5,055,000	1,778,677	1,820,774	42,097
Philippine peso	Buy	Barclays Bank plc	6/10/2014	85,325,000	1,902,665	1,949,053	46,388
Philippine peso	Buy	J.P. Morgan	6/10/2014	157,300,000	3,520,591	3,593,156	72,565
Philippine peso	Buy	UBS AG	7/10/2014	221,000,000	4,917,121	5,040,919	123,798
Philippine peso	Buy	Bank of America	8/12/2014	213,400,000	4,816,503	4,866,533	50,030
Philippine peso	Buy	Barclays Bank plc	8/12/2014	3,260,000	74,207	74,343	136
Polish zloty	Buy	J.P. Morgan	7/10/2014	325,000	106,729	106,868	139
Polish zloty	Buy	Deutsche Bank AG	8/12/2014	225,000	73,213	73,833	620
Polish zloty	Buy	Deutsche Bank AG	8/12/2014	285,000	92,822	93,522	700
Russian ruble	Buy	Barclays Bank plc	6/10/2014	235,900,000	6,404,757	6,748,827	344,070
Russian ruble	Buy	J.P. Morgan	6/10/2014	9,200,000	254,974	263,201	8,227
Russian ruble	Buy	J.P. Morgan	6/10/2014	195,200,000	5,302,907	5,584,447	281,540
Russian ruble	Buy	Morgan Stanley	7/10/2014	43,030,000	1,182,624	1,221,377	38,753
Russian ruble	Buy	Morgan Stanley	8/12/2014	20,200,000	556,027	568,869	12,842
South African rand	Buy	UBS AG	6/10/2014	67,950,000	6,297,080	6,413,185	116,105

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
South Korean won	Buy	Morgan Stanley	6/10/2014	2,850,000,000	$2,652,520	$2,791,654	$139,134
South Korean won	Buy	Barclays Bank plc	7/10/2014	185,000,000	178,277	180,740	2,463
South Korean won	Buy	J.P. Morgan	7/10/2014	5,685,000,000	5,383,523	5,554,080	170,557
South Korean won	Buy	Barclays Bank plc	8/12/2014	5,000,000,000	4,850,837	4,876,368	25,531
South Korean won	Buy	J.P. Morgan	8/12/2014	209,000,000	203,654	203,832	178
Turkish lira	Buy	Goldman Sachs	7/10/2014	15,690,000	7,231,648	7,414,153	182,505
Turkish lira	Buy	J.P. Morgan	8/12/2014	475,000	222,188	222,805	617
British pound	Sell	J.P. Morgan	6/11/2014	105,000	178,104	175,990	2,114
British pound	Sell	Morgan Stanley	7/17/2014	1,750,000	2,961,878	2,932,361	29,517
Canadian dollar	Sell	Goldman Sachs	7/7/2014	263,000	242,572	242,348	224
euro	Sell	J.P. Morgan	7/10/2014	2,622,421	3,657,943	3,574,566	83,377
euro	Sell	Goldman Sachs	7/17/2014	3,395,000	4,694,216	4,627,682	66,534
euro	Sell	J.P. Morgan	7/17/2014	355,000	492,069	483,896	8,173
euro	Sell	Morgan Stanley	7/17/2014	535,000	744,279	729,252	15,027
euro	Sell	Morgan Stanley	7/17/2014	1,625,000	2,251,135	2,215,017	36,118
euro	Sell	Barclays Bank plc	8/12/2014	950,000	1,319,047	1,294,967	24,080
euro	Sell	J.P. Morgan	8/12/2014	2,765,499	3,778,482	3,769,717	8,765
euro	Sell	J.P. Morgan	8/13/2014	940,000	1,292,924	1,281,337	11,587
euro	Sell	J.P. Morgan	8/13/2014	945,000	1,300,780	1,288,153	12,627
euro	Sell	UBS AG	8/13/2014	940,000	1,293,476	1,281,337	12,140
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,758,686

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	J.P. Morgan	8/12/2014	8,300,000	$3,642,588	$3,633,822	$(8,766)
Brazilian real	Buy	J.P. Morgan	8/12/2014	500,000	221,170	218,905	(2,265)
British pound	Buy	J.P. Morgan	6/11/2014	90,000	150,958	150,849	(109)
Hungarian forint	Buy	Barclays Bank plc	7/10/2014	816,000,000	3,668,525	3,667,633	(892)
Hungarian forint	Buy	Goldman Sachs	8/12/2014	525,500,000	2,389,978	2,358,545	(31,433)
Indian rupee	Buy	Barclays Bank plc	8/12/2014	7,740,000	130,025	129,259	(766)
Indonesian rupiah	Buy	Barclays Bank plc	7/10/2014	9,600,000,000	842,475	814,800	(27,675)
Indonesian rupiah	Buy	J.P. Morgan	8/12/2014	79,800,000,000	6,840,977	6,739,296	(101,681)
Indonesian rupiah	Buy	J.P. Morgan	8/12/2014	1,960,000,000	167,909	165,527	(2,382)
Indonesian rupiah	Buy	J.P. Morgan	8/19/2014	62,900,000,000	5,471,944	5,305,778	(166,166)
Indonesian rupiah	Buy	J.P. Morgan	8/19/2014	1,500,000,000	129,836	126,529	(3,307)
Philippine peso	Buy	J.P. Morgan	8/12/2014	8,100,000	184,906	184,718	(188)
Polish zloty	Buy	Barclays Bank plc	7/10/2014	6,950,000	2,286,267	2,285,323	(944)
Polish zloty	Buy	J.P. Morgan	8/12/2014	27,675,000	9,115,919	9,081,439	(34,480)
Polish zloty	Buy	J.P. Morgan	8/12/2014	11,500,000	3,778,482	3,773,678	(4,804)
Romanian new leu	Buy	J.P. Morgan	7/10/2014	11,650,000	3,657,943	3,616,571	(41,372)
Russian ruble	Buy	Barclays Bank plc	8/12/2014	5,250,000	148,816	147,850	(966)
South African rand	Buy	Deutsche Bank AG	7/10/2014	11,650,000	1,100,301	1,094,306	(5,995)

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
South African rand	Buy	Goldman Sachs	8/12/2014	26,300,000	$2,507,017	$2,457,435	$(49,582)
South African rand	Buy	J.P. Morgan	8/12/2014	2,360,000	222,695	220,515	(2,180)
Thai baht	Buy	J.P. Morgan	6/10/2014	266,600,000	8,213,185	8,118,083	(95,102)
Turkish lira	Buy	Barclays Bank plc	8/12/2014	1,670,000	783,709	783,335	(374)
British pound	Sell	Barclays Bank plc	6/11/2014	3,415,000	5,669,638	5,723,872	(54,234)
British pound	Sell	Goldman Sachs	6/11/2014	150,000	251,046	251,415	(369)
British pound	Sell	J.P. Morgan	6/11/2014	2,055,000	3,435,779	3,444,380	(8,601)
British pound	Sell	J.P. Morgan	6/11/2014	105,000	175,619	175,990	(371)
Canadian dollar	Sell	J.P. Morgan	7/7/2014	525,000	482,923	483,774	(851)
Chilean peso	Sell	UBS AG	6/10/2014	980,000,000	1,764,971	1,782,264	(17,293)
Colombian peso	Sell	J.P. Morgan	6/10/2014	12,200,000,000	6,342,605	6,425,064	(82,459)
Indian rupee	Sell	J.P. Morgan	6/10/2014	218,000,000	3,656,491	3,682,961	(26,470)
Romanian new leu	Sell	J.P. Morgan	7/10/2014	11,650,000	3,580,793	3,616,571	(35,778)
Russian ruble	Sell	Barclays Bank plc	6/10/2014	81,300,000	2,209,239	2,325,899	(116,660)
Singapore dollar	Sell	Barclays Bank plc	6/10/2014	90,000	71,263	71,753	(490)
Singapore dollar	Sell	Goldman Sachs	6/10/2014	6,655,000	5,267,103	5,305,748	(38,645)
Singapore dollar	Sell	Deutsche Bank AG	8/12/2014	185,000	147,265	147,495	(230)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(963,880)

Open Futures Contracts at May 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2014	2,845	Long	$342,800,275	$2,580,552
Ultra Long U.S. Treasury Bond	June 2014	396	Long	59,981,625	3,303,975
Totals				$402,781,900	$5,884,527

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
Ultra Long U.S. Treasury Bond	September 2014	29	Long	$4,358,156	$(2,769)
U.S. 10-Year Treasury Note	June 2014	2,727	Short	(344,496,797)	(5,174,533)
U.S. Long Bond	June 2014	417	Short	(57,650,250)	(2,242,381)
Totals				$(397,788,891)	$(7,419,683)

Open Total Return Swap at May 31, 2014:

Swap Counterparty	Payment Made By The Fund On Contract Date	Payment To Be Received By The Fund At Termination Date	Reference Entity	Notional Amount	Termination Date	Fair Value
Deutsche Bank	$95,672	229 Convertible Debenture Units (Reference Entity)	OGX Petroleo e Gas S.A. Convertible Debentures (Brazil)	$95,672	2/11/2015	$95,672

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2014

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$161,965,205	$—	$161,965,205
Corporate Bonds	—	1,414,468,599	—	1,414,468,599
Floating Rate Loans(4)
Energy Equipment & Services	—	1,421,352	—	1,421,352
Food	—	338,205	—	338,205
Gaming	—	474,504	—	474,504
Health Care	—	3,247,189	—	3,247,189
Metals & Minerals: Miscellaneous	—	3,030,000	—	3,030,000
Services	—	4,204,868	—	4,204,868
Utilities	—	—	4,717,495	4,717,495
Foreign Bonds	—	23,101,999	—	23,101,999
Foreign Government Obligations	—	15,204,770	—	15,204,770
Government Sponsored Enterprises
Collateralized Mortgage Obligations	—	1,405,496	—	1,405,496
Government Sponsored Enterprises Pass-Throughs	—	102,681,486	—	102,681,486
Municipal Bonds	—	70,838,613	—	70,838,613
Non-Agency Commercial
Mortgage-Backed Securities	—	77,031,121	—	77,031,121
Preferred Stocks	3,220,828	—	—	3,220,828
Commercial Paper	—	20,741,182	—	20,741,182
Repurchase Agreement	—	37,933,946	—	37,933,946
Total	$3,220,828	$1,938,088,535	$4,717,495	$1,946,026,858

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$4,758,686	$—	$4,758,686
Liabilities	—	(963,880)	—	(963,880)
Futures Contracts
Assets	5,884,527	—	—	5,884,527
Liabilities	(7,419,683)	—	—	(7,419,683)
Total Return Swap
Assets	—	—	95,672	95,672
Liabilities	—	—	—	—
Total	$(1,535,156)	$3,794,806	$95,672	$2,355,322

(1)	Refer to note 2(r) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2014.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INCOME FUND May 31, 2014

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	Total Return Swap
Balance as of December 1, 2013	$1,270,968	$—
Accrued discounts/premiums	(1,641)	—
Realized gain (loss)	271	—
Change in unrealized appreciation/depreciation	(10,363)	—
Purchases	567,615	95,672
Sales	(35,063)	—
Net transfers in or out of Level 3	2,925,708	—
Balance as of May 31, 2014	$4,717,495	$95,672

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 93.27%

ASSET-BACKED SECURITIES 11.13%

Automobiles 4.44%
Ally Auto Receivables Trust 2012-5 A3	0.62%		3/15/2017	$1,785	$1,788,307
Ally Auto Receivables Trust 2013-2 A3	0.79%		1/15/2018	485	486,511
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%		4/8/2016	147	146,934
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%		6/8/2017	1,245	1,246,893
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%		6/8/2017	1,210	1,211,384
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%		3/8/2018	819	820,408
AmeriCredit Automobile Receivables Trust 2013-2 A3	0.65%		12/8/2017	200	200,156
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%		9/10/2018	685	689,649
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%		9/10/2018	1,600	1,604,877
California Republic Auto Receivables Trust 2013-1 A2†	1.41%		9/17/2018	1,308	1,319,819
California Republic Auto Receivables Trust 2013-2 A2	1.23%		3/15/2019	1,292	1,301,746
California Republic Auto Receivables Trust 2014-1 A3	0.85%		5/15/2018	280	280,381
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%		3/20/2015	315	314,765
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%		7/20/2016	1,927	1,928,242
Capital Auto Receivables Asset Trust 2013-2 A2	0.92%		9/20/2016	1,816	1,822,272
Capital Auto Receivables Asset Trust 2013-4 A1	0.529%	#	3/21/2016	1,000	1,001,331
Capital Auto Receivables Asset Trust 2013-4 A2	0.85%		2/21/2017	900	902,795
CarFinance Capital Auto Trust 2014-1A A†	1.46%		12/17/2018	382	381,933
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%		4/16/2018	970	974,293
Ford Credit Auto Owner Trust 2012-D A3	0.51%		4/15/2017	2,065	2,066,678
Ford Credit Auto Owner Trust 2013-D A3	0.67%		4/15/2018	1,500	1,501,063
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%		6/15/2016	3,800	3,806,378
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%		7/15/2016	1,280	1,282,272
Nissan Auto Lease Trust 2012-B A3	0.58%		11/16/2015	3,275	3,277,520
Santander Drive Auto Receivables Trust 2012-2 A3	1.22%		12/15/2015	66	65,955

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%		7/15/2016	$558	$558,612
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%		2/16/2016	9	8,802
Santander Drive Auto Receivables Trust 2013-1 A2	0.48%		2/16/2016	2	1,997
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%		6/15/2017	350	350,390
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%		3/15/2016	291	291,139
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	572	572,120
Santander Drive Auto Receivables Trust 2013-3 B	1.19%		5/15/2018	930	933,778
Santander Drive Auto Receivables Trust 2013-5 A3	0.82%		2/15/2018	1,037	1,039,816
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%		1/20/2017	2,555	2,555,870
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%		4/20/2018	1,929	1,932,228
World Omni Auto Receivables Trust 2014-A A2	0.43%		5/15/2017	1,790	1,790,334
World Omni Automobile Lease Securitization Trust 2013-A A2A	0.73%		5/16/2016	905	906,864
Total					41,364,512

Credit Cards 1.52%
American Express Credit Account Master Trust 2012-3 B	0.651%	#	3/15/2018	300	299,818
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	1,410	1,419,120
Chase Issuance Trust 2012-A3	0.79%		6/15/2017	1,668	1,675,060
Citibank Credit Card Issuance Trust 2013-A1	0.25%	#	4/24/2017	2,290	2,289,519
Citibank Omni Master Trust 2009-A14A†	2.901%	#	8/15/2018	2,550	2,563,943
Discover Card Execution Note Trust 2012-B3	0.601%	#	5/15/2018	1,150	1,152,494
Dryrock Issuance Trust 2012-1 A	0.301%	#	8/15/2017	1,825	1,824,799
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	750	750,533
World Financial Network Credit Card Master Trust 2011-A	1.68%		8/15/2018	400	401,545
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	1,750	1,756,450
Total					14,133,281

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Home Equity 0.52%
Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.312%	#	5/25/2036	$1,759	$1,614,231
Asset Backed Securities Corp. Home Equity Loan Trust Series RFC 2007-HE1 A3	0.242%	#	12/25/2036	169	167,691
Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.222%	#	12/25/2036	34	33,280
Home Equity Asset Trust 2006-6 2A2	0.262%	#	11/25/2036	269	269,170
Home Equity Asset Trust 2006-7 2A2	0.262%	#	1/25/2037	1,480	1,453,180
Home Equity Asset Trust 2006-8 2A2	0.262%	#	3/25/2037	680	669,489
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	465	458,813
Option One Mortgage Loan Trust 2005-1 A4	0.952%	#	2/25/2035	201	197,536
Total					4,863,390

Other 4.65%
ARES CLO Ltd. 2007-3RA A2†	0.449%	#	4/16/2021	979	967,691
CIFC Funding II Ltd. 2014-2A A1L†	1.725%	#	5/24/2026	850	849,212
CIT Mortgage Loan Trust 2007-1 2A2†	1.40%	#	10/25/2037	740	739,487
Fairway Loan Funding Co. 2006-1A A3L†	0.886%	#	10/17/2018	400	395,250
FBR Securitization Trust 2005-4 AV24	0.852%	#	10/25/2035	1,023	906,079
Fortress Credit BSL Ltd. 2013-1A A†	1.408%	#	1/19/2025	2,500	2,474,557
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.535%	#	12/20/2020	500	490,157
Gannett Peak CLO Ltd. 2006-1A A1B†	0.498%	#	10/27/2020	59	58,379
Gleneagles CLO Ltd. 2005-1A B†	0.775%	#	11/1/2017	500	487,440
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	1,100	1,109,652
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	2,750	2,756,380
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	1,000	1,000,657
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	750	750,376
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	1,000	992,919
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	1,000	987,917
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	1,470	1,471,756
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	800	803,427
Jasper CLO Ltd. 2005-1A A†	0.495%	#	8/1/2017	407	405,370
JFIN Revolver CLO Ltd. 2013-1A A†	1.497%	#	1/20/2021	750	747,720

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Landmark VII CDO Ltd. 2006-7A A3L†	0.976%	#	7/15/2018	$500	$487,802
Liberty CLO Ltd. 2005-1A A1C†	0.475%	#	11/1/2017	553	551,843
Morgan Stanley ABS Capital I 2006-HE1 A3	0.332%	#	1/25/2036	239	236,989
Mountain Capital CLO IV Ltd. 2005-4A A2L†	0.683%	#	3/15/2018	500	496,258
Mountain View CLO III Ltd. 2007-3A A1†	0.444%	#	4/16/2021	1,140	1,132,344
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	1,300	1,291,848
Nautique Funding Ltd. 2006-1A A1A†	0.476%	#	4/15/2020	897	888,946
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T2 AT2†	2.377%		3/15/2047	600	598,155
Nomura CRE CDO Ltd. 2007-2A A1A†	0.477%	#	5/21/2042	3,880	3,831,651
Ocean Trails CLO I 2006-1A A1†	0.477%	#	10/12/2020	778	765,848
OHA Park Avenue CLO Ltd. 2007-1A A1B†	0.464%	#	3/14/2022	931	921,509
Race Point III CLO Ltd. 2006-3 A (Ireland)†(a)	0.486%	#	4/15/2020	663	658,236
Red River CLO Ltd. 1A A†	0.495%	#	7/27/2018	659	652,598
Saxon Asset Securities Trust 2006-3 A2	0.262%	#	10/25/2046	1	1,212
SLM Student Loan Trust 2006-4 A4	0.309%	#	4/25/2023	21	20,644
SLM Student Loan Trust 2010-A 2A†	3.401%	#	5/16/2044	1,635	1,740,565
SLM Student Loan Trust 2011-1 A1(b)	0.67%	#	3/25/2026	373	374,522
SLM Student Loan Trust 2011-B A1†	1.001%	#	12/16/2024	788	792,131
SLM Student Loan Trust 2012-A A1†	1.551%	#	8/15/2025	604	612,303
SLM Student Loan Trust 2012-C A1†	1.251%	#	8/15/2023	728	733,686
SLM Student Loan Trust 2012-E A1†	0.901%	#	10/16/2023	575	577,359
SLM Student Loan Trust 2013-B A1†	0.801%	#	7/15/2022	1,524	1,529,247
Stone Tower CLO V Ltd. 2006-5A A2B†	0.559%	#	7/16/2020	2,500	2,421,635
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.546%	#	4/17/2021	900	855,592
Venture CDO Ltd. 2014-17A A†	1.705%	#	7/15/2026	1,500	1,494,450
Westchester CLO Ltd. 2007-1A A1A†	0.45%	#	8/1/2022	1,003	992,416
WhiteHorse III Ltd. 2006-1A A1L†	0.495%	#	5/1/2018	301	300,212
Total					43,354,427
Total Asset-Backed Securities (cost $103,387,367)					103,715,610

CORPORATE BONDS 38.72%

Aerospace/Defense 0.03%
Exelis, Inc.	4.25%		10/1/2016	78	82,527
Litton Industries, Inc.	6.75%		4/15/2018	200	234,154
Total					316,681

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.20%
Continental Airlines, Inc.	7.461%		10/1/2016	$2	$2,467
United Airlines, Inc.†	6.75%		9/15/2015	1,250	1,269,375
US Airways 2012-1 Class C Pass-Through Trust	9.125%		10/1/2015	548	580,873
Total					1,852,715

Apparel 0.02%
Perry Ellis International, Inc.	7.875%		4/1/2019	219	229,950

Auto Parts: Original Equipment 0.58%
Accuride Corp.	9.50%		8/1/2018	100	106,125
Continental Rubber of America Corp.†	4.50%		9/15/2019	2,759	2,938,335
Delphi Corp.	6.125%		5/15/2021	2,034	2,270,452
International Automotive Components Group SA (Luxembourg)†(a)	9.125%		6/1/2018	100	107,000
Total					5,421,912

Automotive 0.02%
Kia Motors Corp. (South Korea)†(a)	3.625%		6/14/2016	200	208,812

Banks: Money Center 0.91%
Akbank TAS (Turkey)†(a)	3.875%		10/24/2017	150	153,150
Banco de Credito del Peru (Peru)†(a)	4.75%		3/16/2016	100	106,250
Banco Nacional de Costa Rica (Costa Rica)†(a)	4.875%		11/1/2018	500	506,750
Bank of America Corp.	5.25%		12/1/2015	50	53,006
Bank of America Corp.	5.42%		3/15/2017	1,929	2,122,880
Bank of America Corp.	5.49%		3/15/2019	625	710,279
Bank of America Corp.	5.75%		8/15/2016	475	519,945
BBVA Banco Continental SA (Peru)†(a)	2.25%		7/29/2016	600	607,500
BBVA Banco Continental SA (Peru)†(a)	3.25%		4/8/2018	400	409,280
Export-Import Bank of Korea (South Korea)(a)	1.083%	#	9/17/2016	400	402,717
Export-Import Bank of Korea (South Korea)(a)	3.75%		10/20/2016	200	212,767
Wilmington Trust Corp.	8.50%		4/2/2018	350	426,151
Zions Bancorporation	4.00%		6/20/2016	375	393,568
Zions Bancorporation	4.50%		3/27/2017	1,500	1,602,384
Zions Bancorporation	5.50%		11/16/2015	77	81,044
Zions Bancorporation	7.75%		9/23/2014	125	127,474
Total					8,435,145

Banks: Regional 3.69%
Associated Banc-Corp.	5.125%		3/28/2016	1,550	1,650,643
Banco de Costa Rica (Costa Rica)†(a)	5.25%		8/12/2018	400	407,500

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
Banco de Credito e Inversiones (Chile)†(a)	3.00%		9/13/2017		$200	$205,053
Banco del Estado de Chile (Chile)†(a)	2.00%		11/9/2017		1,000	1,010,277
Banco del Estado de Chile COD	2.03%		4/2/2015		100	101,221
Banco do Brasil SA	3.875%		1/23/2017		200	208,000
Banco Santander Chile (Chile)†(a)	2.109%	#	6/7/2018		1,000	1,020,500
Bank of America Corp.	5.70%		5/2/2017		500	555,165
Bank of America Corp.	10.20%		7/15/2015		750	821,494
Bank of America NA	5.30%		3/15/2017		2,675	2,949,776
Bank of America NA	6.10%		6/15/2017		500	565,622
Citigroup, Inc.	5.00%		9/15/2014		275	278,397
Citigroup, Inc.	5.50%		2/15/2017		3,522	3,892,690
Comerica Bank	8.375%		7/15/2024		750	756,770
Discover Bank	8.70%		11/18/2019		796	1,014,358
Fifth Third Bancorp	5.45%		1/15/2017		100	110,188
First Midwest Bancorp, Inc.	5.875%		11/22/2016		125	135,991
Goldman Sachs Group, Inc. (The)	5.625%		1/15/2017		1,500	1,659,111
HBOS Capital Funding LP (United Kindgom)†(a)	6.071%		—	(c)	500	500,625
HBOS plc (United Kingdom)†(a)	6.75%		5/21/2018		2,100	2,428,157
ING Bank NV (Netherlands)†(a)	5.125%		5/1/2015		200	207,185
Korea Development Bank (The) (South Korea)(a)	0.853%	#	1/22/2017		500	500,923
Macquarie Bank Ltd. (Australia)†(a)	5.00%		2/22/2017		155	169,852
Morgan Stanley	7.30%		5/13/2019		800	978,604
National Savings Bank (Sri Lanka)†(a)	8.875%		9/18/2018		500	565,625
PNC Funding Corp.	5.625%		2/1/2017		118	130,986
Provident Funding Associates LP/PFG Finance Corp.†	10.125%		2/15/2019		15	16,425
Regions Financial Corp.	2.00%		5/15/2018		661	659,942
Regions Financial Corp.	5.75%		6/15/2015		75	78,697
Regions Financial Corp.	7.75%		11/10/2014		611	629,418
Royal Bank of Scotland Group plc (United Kingdom)(a)	1.875%		3/31/2017		375	378,322
Royal Bank of Scotland Group plc (United Kingdom)(a)	2.55%		9/18/2015		2,420	2,472,514
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(a)	5.298%		12/27/2017		200	204,260
Sberbank via SB Capital SA (Russia)†(a)	4.95%		2/7/2017		200	208,600
Sberbank via SB Capital SA (Russia)(a)	5.40%		3/24/2017		100	104,875
Sberbank via SB Capital SA (Russia)†(a)	5.50%		2/26/2024		250	242,375
Standard Chartered Bank (United Kingdom)†(a)	6.40%		9/26/2017		1,400	1,596,416

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Swedbank Hypotek AB (Sweden)†(a)	2.95%		3/28/2016	$370	$386,141
Synovus Financial Corp.	7.875%		2/15/2019	705	812,513
Turkiye Garanti Bankasi AS (Turkey)†(a)	4.75%		10/17/2019	200	205,140
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%		6/4/2019	300	303,108
Turkiye Halk Bankasi AS (Turkey)†(a)	4.875%		7/19/2017	1,200	1,245,816
Turkiye Vakiflar Bankasi Tao (Turkey)†(a)	3.75%		4/15/2018	300	296,490
Turkiye Vakiflar Bankasi Tao (Turkey)†(a)	5.00%		10/31/2018	500	511,975
Turkiye Vakiflar Bankasi Tao (Turkey)†(a)	5.75%		4/24/2017	500	529,000
Valley National Bank	5.00%		7/15/2015	250	258,460
Vnesheconombank via VEB Finance plc (Ireland)†(a)	4.224%		11/21/2018	200	195,000
VTB Bank OJSC via VTB Capital SA (Luxembourg)†(a)	6.00%		4/12/2017	200	208,000
Total					34,368,200

Beverages 0.00%
Central American Bottling Corp.†	6.75%		2/9/2022	30	31,988

Biotechnology Research & Production 0.11%
STHI Holding Corp.†	8.00%		3/15/2018	1,000	1,063,750

Broadcasting 0.02%
Cox Communications, Inc.†	6.25%		6/1/2018	200	228,960

Brokers 0.52%
Jefferies Group LLC	5.125%		4/13/2018	200	220,093
Jefferies Group LLC	5.50%		3/15/2016	200	215,226
Jefferies Group LLC	5.875%		6/8/2014	325	325,200
Jefferies Group LLC	8.50%		7/15/2019	2,246	2,809,638
Raymond James Financial, Inc.	8.60%		8/15/2019	1,000	1,274,076
Total					4,844,233

Building Materials 0.31%
Associated Materials LLC/AMH New Finance, Inc.	9.125%		11/1/2017	341	356,345
Building Materials Corp. of America†	7.00%		2/15/2020	390	417,300
Cemex SAB de CV (Mexico)†(a)	4.976%	#	10/15/2018	500	538,750
Cemex SAB de CV (Mexico)†(a)	9.00%		1/11/2018	500	542,500
Cimento Tupi SA (Brazil)†(a)	9.75%		5/11/2018	195	202,069
Nortek, Inc.	10.00%		12/1/2018	75	81,750
Owens Corning, Inc.	6.50%		12/1/2016	200	223,515
Owens Corning, Inc.	9.00%		6/15/2019	446	562,888
Total					2,925,117

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.70%
Alliance Data Systems Corp.†	5.25%	12/1/2017	$1,100	$1,160,500
Alliance Data Systems Corp.†	6.375%	4/1/2020	200	212,500
Ceridian LLC/Comdata, Inc.†(d)	8.125%	11/15/2017	145	146,812
Expedia, Inc.	7.456%	8/15/2018	300	356,343
Iron Mountain, Inc.	8.375%	8/15/2021	2,657	2,803,135
Jaguar Holding Co. I PIK†	9.375%	10/15/2017	600	627,000
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	550	588,500
Wyle Services Corp.†	10.50%	4/1/2018	635	671,100
Total				6,565,890

Chemicals 0.41%
CF Industries, Inc.	6.875%	5/1/2018	394	466,634
CF Industries, Inc.	7.125%	5/1/2020	395	483,749
Ineos Finance plc (United Kingdom)†(a)	7.50%	5/1/2020	300	328,875
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	1,000	1,057,940
Nufarm Australia Ltd. (Australia)†(a)	6.375%	10/15/2019	195	203,531
Sibur Securities Ltd. (Ireland)†(a)	3.914%	1/31/2018	200	189,000
Yara International ASA (Norway)†(a)	7.875%	6/11/2019	850	1,044,766
Total				3,774,495

Coal 0.36%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	1,475	1,593,000
CONSOL Energy, Inc.	8.25%	4/1/2020	253	276,403
Penn Virginia Corp.	7.25%	4/15/2019	1,380	1,452,450
Total				3,321,853

Communications & Media 0.25%
Digicel Ltd. (Jamaica)†(a)	8.25%	9/1/2017	2,200	2,288,000

Computer Service 0.18%
Ceridian Corp.	11.25%	11/15/2015	1,629	1,643,417

Computer Software 0.28%
Aspect Software, Inc.	10.625%	5/15/2017	1,090	1,151,313
Brocade Communications Systems, Inc.	6.875%	1/15/2020	50	53,375
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	40	44,400
SRA International, Inc.	11.00%	10/1/2019	26	27,690
SunGard Data Systems, Inc.	7.375%	11/15/2018	736	780,160
SunGard Data Systems, Inc.	7.625%	11/15/2020	500	550,625
Total				2,607,563

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer Products 0.16%
Avon Products, Inc.	2.375%	3/15/2016	$575	$584,075
Avon Products, Inc.	4.60%	3/15/2020	300	310,722
Avon Products, Inc.	6.50%	3/1/2019	539	602,003
Total				1,496,800

Containers 0.12%
BWAY Holding Co.	10.00%	6/15/2018	550	579,563
Tekni-Plex, Inc.†	9.75%	6/1/2019	517	580,332
Total				1,159,895

Copper 0.01%
Southern Copper Corp.	6.375%	7/27/2015	100	106,090

Data Product, Equipment & Communications 0.74%
Fidelity National Information Services, Inc.	5.00%	3/15/2022	400	421,566
Fidelity National Information Services, Inc.	7.875%	7/15/2020	6,100	6,502,850
Total				6,924,416

Diversified 0.12%
Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	900	930,375
Bombardier, Inc. (Canada)†(a)	7.75%	3/15/2020	130	147,550
Total				1,077,925

Drugs 1.51%
Capsugel SA PIK (Luxembourg)†(a)	7.00%	5/15/2019	500	514,687
Hospira, Inc.	6.05%	3/30/2017	1,391	1,541,853
Mylan, Inc.†	6.00%	11/15/2018	2,687	2,821,081
Mylan, Inc.†	7.875%	7/15/2020	4,494	5,003,687
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75%	9/15/2018	4,000	4,235,000
Total				14,116,308

Electric: Power 0.75%
Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	282	310,162
Cleveland Electric Illuminating Co. (The)	8.875%	11/15/2018	150	192,032
Entergy Corp.	3.625%	9/15/2015	100	103,379
Entergy Corp.	4.70%	1/15/2017	1,275	1,380,458
Exelon Generation Co. LLC	5.20%	10/1/2019	500	565,240
Indiantown Cogeneration LP	9.77%	12/15/2020	636	729,133
North American Energy Alliance LLC/North
American Energy Alliance Finance Corp.	10.875%	6/1/2016	380	390,450
Pennsylvania Electric Co.	6.05%	9/1/2017	100	110,252

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
PPL WEM Holdings Ltd. (United Kingdom)†(a)	3.90%	5/1/2016	$2,500	$2,628,260
Red Oak Power LLC	8.54%	11/30/2019	581	621,680
Total				7,031,046

Electronics 0.13%
Jabil Circuit, Inc.	7.75%	7/15/2016	500	570,000
Jabil Circuit, Inc.	8.25%	3/15/2018	525	627,375
Total				1,197,375

Energy Equipment & Services 0.89%
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	3,055	3,462,555
Energy Transfer Partners LP	9.00%	4/15/2019	2,327	2,999,212
Energy Transfer Partners LP	9.70%	3/15/2019	1,373	1,800,344
Total				8,262,111

Engineering & Contracting Services 0.37%
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	250	238,750
URS Corp.	3.85%	4/1/2017	3,075	3,216,376
Total				3,455,126

Entertainment 0.74%
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	2,375	2,517,500
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	500	520,938
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	573	626,002
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	650	728,000
Seminole Indian Tribe of Florida†	7.804%	10/1/2020	450	508,500
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	700	787,500
Vail Resorts, Inc.	6.50%	5/1/2019	900	947,812
WMG Holdings Corp.	13.75%	10/1/2019	150	180,750
WMG Holdings Corp.†	13.75%	10/1/2019	100	120,500
Total				6,937,502

Financial Services 2.46%
Air Lease Corp.	3.375%	1/15/2019	3,055	3,146,650
Air Lease Corp.	5.625%	4/1/2017	2,425	2,673,562
Bank of America Corp.	7.75%	8/15/2015	600	647,816
Bank of America Corp.	7.80%	9/15/2016	2,850	3,253,531
DTEK Finance plc (United Kingdom)†(a)	7.875%	4/4/2018	500	420,000
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	754	783,493

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Graton Economic Development Authority†	9.625%		9/1/2019	$900	$1,028,250
Hyundai Capital Services, Inc. (South Korea)†(a)	6.00%		5/5/2015	200	209,482
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%		10/1/2017	225	244,688
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%		12/1/2020	325	348,563
Lloyds Bank plc (United Kingdom)(a)	9.875%		12/16/2021	275	327,393
Macquarie Group Ltd. (Australia)†(a)	6.00%		1/14/2020	223	252,964
Macquarie Group Ltd. (Australia)†(a)	7.625%		8/13/2019	116	141,030
MU Finance plc (United Kingdom)†(a)	8.375%		2/1/2017	1,627	1,703,993
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%		5/1/2019	1,500	1,653,750
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%		9/1/2018	834	911,145
SteelRiver Transmission Co. LLC†	4.71%		6/30/2017	604	641,064
Utility Contract Funding LLC†	7.944%		10/1/2016	564	614,851
Western Union Co. (The)	1.227%	#	8/21/2015	600	603,992
Western Union Co. (The)	2.875%		12/10/2017	2,600	2,686,494
Western Union Co. (The)	3.35%		5/22/2019	625	641,349
Total					22,934,060

Financial: Miscellaneous 0.34%
Hercules Offshore, Inc.†	10.25%		4/1/2019	500	557,500
Kayne Anderson MLP Investment Co.	1.484%	#	8/19/2016	500	501,365
Kayne Anderson MLP Investment Co.†	1.484%	#	8/19/2016	1,200	1,203,290
NASDAQ OMX Group, Inc. (The)	5.25%		1/16/2018	296	327,189
SLM Corp.	8.00%		3/25/2020	500	578,750
Total					3,168,094

Food 0.82%
Big Heart Pet Brands	7.625%		2/15/2019	1,617	1,685,722
Minerva Luxembourg SA (Luxembourg)†(a)	12.25%		2/10/2022	200	227,750
Mondelez International, Inc.	0.745%	#	2/1/2019	500	499,439
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%		5/1/2021	800	811,000
Southern States Cooperative, Inc.†	10.00%		8/15/2021	400	402,000
US Foods, Inc.	8.50%		6/30/2019	3,100	3,330,950
Want Want China Finance Ltd. (China)†(a)	1.875%		5/14/2018	700	686,254
Total					7,643,115

Gaming 0.32%
CCM Merger, Inc.†	9.125%		5/1/2019	1,050	1,128,750
Mohegan Tribal Gaming Authority†	11.00%		9/15/2018	1,600	1,595,000

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)
Pinnacle Entertainment, Inc.	7.50%	4/15/2021	$110	$119,213
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	165	181,087
Total				3,024,050

Health Care 0.09%
VWR Funding, Inc.†	10.75%	6/30/2017	860	863,225

Health Care Products 0.49%
Biomet, Inc.	6.50%	8/1/2020	1,100	1,199,000
Biomet, Inc.	6.50%	10/1/2020	1,548	1,671,840
Edwards Lifesciences Corp.	2.875%	10/15/2018	1,648	1,693,168
Total				4,564,008

Health Care Services 0.93%
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	500	550,000
DaVita HealthCare Partners, Inc.	6.375%	11/1/2018	422	443,628
Emdeon, Inc.	11.00%	12/31/2019	445	516,200
HCA Holdings, Inc.	7.75%	5/15/2021	69	76,159
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	1,000	1,068,750
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	3,141	3,415,837
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	1,961	2,111,997
Senior Housing Properties Trust	3.25%	5/1/2019	500	509,057
Total				8,691,628

Household Equipment/Products 0.25%
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	2,200	2,301,750

Industrial Products 0.19%
Mueller Water Products, Inc.	7.375%	6/1/2017	1,124	1,146,480
PPL WW Holdings Ltd. (United Kingdom)†(a)	7.25%	12/15/2017	525	608,354
Total				1,754,834

Insurance 0.37%
CNO Financial Group, Inc.†	6.375%	10/1/2020	150	163,500
Fidelity National Financial, Inc.	6.60%	5/15/2017	875	990,901
Willis Group Holdings plc (United Kingdom)(a)	4.125%	3/15/2016	475	498,595
Willis North America, Inc.	6.20%	3/28/2017	1,625	1,794,825
Total				3,447,821

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investment Management Companies 0.91%
Ares Capital Corp.	4.875%	11/30/2018	$1,504	$1,588,746
Grupo Aval Ltd.†	5.25%	2/1/2017	200	214,000
Lazard Group LLC	6.85%	6/15/2017	1,750	1,995,990
Leucadia National Corp.	8.125%	9/15/2015	250	271,625
Nuveen Investments, Inc.	5.50%	9/15/2015	750	778,125
Nuveen Investments, Inc.†	9.125%	10/15/2017	3,290	3,586,100
Total				8,434,586

Leasing 0.27%
Aviation Capital Group Corp.†	3.875%	9/27/2016	150	155,365
Aviation Capital Group Corp.†	4.625%	1/31/2018	775	814,829
International Lease Finance Corp.†	7.125%	9/1/2018	1,225	1,422,531
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	125	128,437
Total				2,521,162

Leisure 0.06%
Royal Caribbean Cruises Ltd.	7.25%	3/15/2018	134	156,110
Seneca Gaming Corp.†	8.25%	12/1/2018	400	428,000
Total				584,110

Lodging 1.33%
Grupo Posadas SAB de CV (Mexico)†(a)	7.875%	11/30/2017	606	628,725
Host Hotels & Resorts LP	5.875%	6/15/2019	4,056	4,381,774
Host Hotels & Resorts LP	6.00%	11/1/2020	5,111	5,595,896
Hyatt Hotels Corp.†	6.875%	8/15/2019	50	58,412
Studio City Finance Ltd. (Hong Kong)†(a)	8.50%	12/1/2020	1,541	1,714,362
Total				12,379,169

Machinery: Agricultural 0.51%
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	500	521,975
Camposol SA (Peru)†(a)	9.875%	2/2/2017	15	15,559
Lorillard Tobacco Co.	6.875%	5/1/2020	916	1,105,064
Lorillard Tobacco Co.	8.125%	6/23/2019	2,010	2,519,360
MHP SA (Ukraine)†(a)	10.25%	4/29/2015	600	612,120
Total				4,774,078

Machinery: Industrial/Specialty 0.01%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	75	83,813

Machinery: Oil Well Equipment & Services 0.05%
National Oilwell Varco, Inc.	6.125%	8/15/2015	500	500,586

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 0.08%
J.B. Poindexter & Co., Inc.†	9.00%		4/1/2022	$200	$220,000
TransDigm, Inc.	7.75%		12/15/2018	448	482,160
Total					702,160

Media 0.29%
Harron Communications LP/Harron Finance Corp.†	9.125%		4/1/2020	400	450,000
LIN Television Corp.	8.375%		4/15/2018	90	95,288
NET Servicos de Comunicacao SA (Brazil)(a)	7.50%		1/27/2020	413	447,589
Sirius XM Holdings, Inc.†	5.25%		8/15/2022	110	119,350
Videotron Ltd (Canada)(a)	9.125%		4/15/2018	73	75,738
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%		7/15/2019	1,189	1,340,597
WideOpenWest Finance LLC/WideOpenWest Capital Corp.†	10.25%		7/15/2019	125	140,937
Total					2,669,499

Merchandising 0.01%
Kemet Corp.	10.50%		5/1/2018	85	90,313

Metal Fabricating 0.03%
Glencore Canada Corp. (Canada)(a)	5.50%		6/15/2017	200	220,528
Glencore Canada Corp. (Canada)(a)	6.00%		10/15/2015	25	26,649
Total					247,177

Metals & Minerals: Miscellaneous 1.18%
Anglo American Capital plc (United Kingdom)†(a)	1.176%	#	4/15/2016	250	250,946
Compass Minerals International, Inc.	8.00%		6/1/2019	250	260,788
Corp. Nacional del Cobre de Chile (Chile)†(a)	4.75%		10/15/2014	600	608,687
IAMGOLD Corp. (Canada)†(a)	6.75%		10/1/2020	400	358,000
KGHM International Ltd. (Canada)†(a)	7.75%		6/15/2019	300	323,250
Kinross Gold Corp. (Canada)(a)	3.625%		9/1/2016	2,250	2,344,673
New Gold, Inc. (Canada)†(a)	7.00%		4/15/2020	934	991,207
Xstrata Finance Canada Ltd. (Canada)†(a)	2.85%		11/10/2014	3,440	3,469,347
Xstrata Finance Canada Ltd. (Canada)†(a)	2.05%		10/23/2015	1,077	1,091,881
Xstrata Finance Canada Ltd. (Canada)†(a)	5.80%		11/15/2016	100	110,439
Xstrata Finance Canada Ltd. (Canada)†(a)	3.60%		1/15/2017	838	879,128
Xstrata Finance Canada Ltd. (Canada)†(a)	2.70%		10/25/2017	300	307,220
Total					10,995,566

Miscellaneous 0.03%
Marfrig Holding Europe BV (Netherlands)†(a)	9.875%		7/24/2017	254	281,940

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.08%
Korea Gas Corp. (South Korea)†(a)	6.00%		7/15/2014	$230	$231,693
Sabine Pass LNG LP	6.50%		11/1/2020	326	349,635
Southern Star Central Gas Pipeline, Inc.†	6.00%		6/1/2016	110	118,789
Total					700,117

Oil 3.19%
Afren plc (United Kingdom)†(a)	6.625%		12/9/2020	200	204,400
Afren plc (United Kingdom)†(a)	10.25%		4/8/2019	200	227,000
Afren plc (United Kingdom)†(a)	11.50%		2/1/2016	400	450,000
Alliance Oil Co., Ltd. (Russia)†(a)	9.875%		3/11/2015	700	719,250
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%		10/15/2020	650	713,375
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%		5/15/2019	386	476,056
Chaparral Energy, Inc.	8.25%		9/1/2021	490	537,775
Chaparral Energy, Inc.	9.875%		10/1/2020	950	1,078,250
CNPC General Capital Ltd. (China)†(a)	1.45%		4/16/2016	400	401,669
CNPC General Capital Ltd. (China)†(a)	2.75%		4/19/2017	200	205,707
Continental Resources, Inc.	7.125%		4/1/2021	2,079	2,362,264
Continental Resources, Inc.	7.375%		10/1/2020	1,300	1,451,125
Continental Resources, Inc.	8.25%		10/1/2019	1,100	1,175,625
DCP Midstream LLC†	9.75%		3/15/2019	825	1,063,457
Enbridge, Inc. (Canada)(a)	0.883%	#	10/1/2016	50	50,260
Energy XXI Gulf Coast, Inc.	7.75%		6/15/2019	1,050	1,136,625
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%		5/23/2016	1,800	1,881,540
Gulf South Pipeline Co. LP†	6.30%		8/15/2017	1,000	1,113,328
Harvest Operations Corp. (Canada)†(a)	2.125%		5/14/2018	200	201,010
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%		4/15/2021	625	686,719
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%		2/15/2020	1,250	1,346,875
KazMunaiGas National Co. (Kazakhstan)†(a)	11.75%		1/23/2015	100	106,367
Kodiak Oil & Gas Corp.	8.125%		12/1/2019	1,300	1,449,500
LUKOIL International Finance BV (Netherlands)†(a)	3.416%		4/24/2018	200	196,800
LUKOIL International Finance BV (Netherlands)†(a)	6.375%		11/5/2014	1,600	1,632,000
MEG Energy Corp. (Canada)†(a)	6.50%		3/15/2021	750	797,812
Naftogaz of Ukraine NJSC (Ukraine)(a)	9.50%		9/30/2014	400	384,500
Pacific Drilling SA (Luxembourg)(a)	8.25%		2/23/2015	850	886,125
Panhandle Eastern Pipeline Co. LP	7.00%		6/15/2018	200	232,365
Petroleos de Venezuela SA (Venezuela)(a)	4.90%		10/28/2014	500	494,750
Petroleos de Venezuela SA (Venezuela)(a)	5.25%		4/12/2017	100	83,600
Petroleos de Venezuela SA (Venezuela)†(a)	8.50%		11/2/2017	830	765,675

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Petroleos Mexicanos (Mexico)†(a)	3.125%		1/23/2019	$100	$103,250
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%		8/12/2014	100	100,716
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.50%		9/30/2014	250	253,950
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.832%		9/30/2016	448	477,120
Rosneft Finance SA (Luxembourg)†(a)	7.875%		3/13/2018	925	1,049,875
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(a)	3.149%		3/6/2017	1,300	1,296,750
Seadrill Ltd.†	6.125%		9/15/2017	550	578,875
Sinopec Group Overseas Development 2013 Ltd.†	2.50%		10/17/2018	500	504,811
Sinopec Group Overseas Development 2014 Ltd.†	1.007%	#	4/10/2017	500	500,071
Woodside Finance Ltd. (Australia)†(a)	4.50%		11/10/2014	350	355,659
Total					29,732,881

Oil: Crude Producers 2.21%
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	8.70%		8/7/2018	200	236,240
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	7.75%		4/1/2019	670	720,250
Crosstex Energy LP/Crosstex Energy Finance Corp.	7.125%		6/1/2022	1,622	1,891,657
Enable Oklahoma Intrastate Transmission LLC†	6.875%		7/15/2014	25	25,152
Enbridge Energy Partners LP	9.875%		3/1/2019	1,075	1,423,815
Forest Oil Corp.	7.25%		6/15/2019	775	775,000
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%		12/15/2018	200	214,500
Midcontinent Express Pipeline LLC†	5.45%		9/15/2014	700	706,087
Midcontinent Express Pipeline LLC†	6.70%		9/15/2019	325	354,543
OGX Austria GmbH (Austria)†(a)(e)	8.50%		6/1/2018	225	12,094
Pacific Rubiales Energy Corp. (Canada)†(a)	5.375%		1/26/2019	800	835,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.375%		6/1/2020	525	597,188
Plains Exploration & Production Co.	6.125%		6/15/2019	725	802,031
Plains Exploration & Production Co.	6.50%		11/15/2020	675	752,625
Plains Exploration & Production Co.	6.625%		5/1/2021	1,243	1,392,160
Plains Exploration & Production Co.	7.625%		4/1/2020	3,400	3,740,000
Plains Exploration & Production Co.	8.625%		10/15/2019	1,500	1,616,250
Range Resources Corp.	8.00%		5/15/2019	125	130,454
Regency Energy Partners LP/Regency Energy
Finance Corp.	6.875%		12/1/2018	350	371,000
Southeast Supply Header LLC†	4.85%		8/15/2014	1,100	1,108,187

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Southern Star Central Corp.†	6.75%		3/1/2016	$50	$50,125
Southern Star Central Corp.	6.75%		3/1/2016	785	786,962
Sunoco Logistics Partners Operations LP	6.125%		5/15/2016	100	106,624
Sunoco, Inc.	5.75%		1/15/2017	250	276,230
W&T Offshore, Inc.	8.50%		6/15/2019	1,500	1,631,250
Total					20,555,424

Oil: Integrated Domestic 0.89%
Basic Energy Services, Inc.	7.75%		2/15/2019	90	96,525
Buckeye Partners LP	2.65%		11/15/2018	350	350,973
Buckeye Partners LP	6.05%		1/15/2018	225	255,917
Carrizo Oil & Gas, Inc.	8.625%		10/15/2018	949	1,013,058
El Paso Pipeline Partners Operating Co. LLC	6.50%		4/1/2020	712	841,252
Kinder Morgan Energy Partners LP	9.00%		2/1/2019	435	562,752
Korea National Oil Corp. (South Korea)†(a)	2.75%		1/23/2019	300	307,883
Korea National Oil Corp. (South Korea)†(a)	5.375%		7/30/2014	200	201,555
Newfield Exploration Co.	6.875%		2/1/2020	1,511	1,612,992
Newfield Exploration Co.	7.125%		5/15/2018	920	948,750
Pioneer Energy Services Corp.	9.875%		3/15/2018	904	952,635
Rowan Cos., Inc.	7.875%		8/1/2019	700	861,834
Texas Gas Transmission LLC	4.60%		6/1/2015	305	316,539
Total					8,322,665

Oil: Integrated International 1.08%
Petrobras Global Finance BV (Netherlands)(a)	1.849%	#	5/20/2016	700	700,000
Petrobras Global Finance BV (Netherlands)(a)	2.593%	#	3/17/2017	1,000	1,016,250
Petrobras International Finance Co.	2.875%		2/6/2015	960	972,317
Petrobras International Finance Co.	3.50%		2/6/2017	200	205,637
Petrobras International Finance Co.	3.875%		1/27/2016	550	568,810
Petrobras International Finance Co.	7.75%		9/15/2014	100	101,750
Petrohawk Energy Corp.	6.25%		6/1/2019	753	816,628
Petroleos Mexicanos (Mexico)(a)	2.248%	#	7/18/2018	800	833,000
Transocean, Inc.	6.50%		11/15/2020	1,000	1,151,708
Weatherford International Ltd.	9.625%		3/1/2019	2,775	3,673,856
Total					10,039,956

Paper & Forest Products 0.24%
Cascades, Inc. (Canada)(a)	7.75%		12/15/2017	75	78,232
Cascades, Inc. (Canada)(a)	7.875%		1/15/2020	397	425,286
Exopack Holdings SA (Luxembourg)†(a)	7.875%		11/1/2019	200	214,000

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products (continued)
Mercer International, Inc. (Canada)(a)	9.50%	12/1/2017	$350	$378,000
West Fraser Timber Co. Ltd. (Canada)†(a)	5.20%	10/15/2014	1,094	1,112,467
Total				2,207,985

Production Technology Equipment 0.03%
CNOOC Finance 2013 Ltd. (Hong Kong)(a)	1.75%	5/9/2018	300	295,920

Publishing 0.02%
21st Century Fox America, Inc.	7.60%	10/11/2015	175	189,849

Real Estate Investment Trusts 1.19%
American Tower Corp.	7.00%	10/15/2017	162	188,664
American Tower Corp.	7.25%	5/15/2019	800	968,228
ARC Properties Operating Partnership LP/Clark Acquisition LLC†	2.00%	2/6/2017	3,650	3,677,244
Corrections Corp. of America	4.125%	4/1/2020	408	409,020
DDR Corp.	5.50%	5/1/2015	250	260,627
DDR Corp.	7.50%	7/15/2018	481	577,979
DDR Corp.	9.625%	3/15/2016	130	149,476
Digital Realty Trust LP	4.50%	7/15/2015	325	335,410
Digital Realty Trust LP	5.875%	2/1/2020	2,360	2,617,242
EPR Properties	7.75%	7/15/2020	375	451,841
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	302	340,783
Hospitality Properties Trust	6.30%	6/15/2016	500	538,264
Kilroy Realty LP	4.80%	7/15/2018	375	409,705
Reckson Operating Partnership LP	6.00%	3/31/2016	125	135,201
Total				11,059,684

Restaurants 0.17%
Darden Restaurants, Inc.	6.20%	10/15/2017	1,380	1,589,866

Retail 1.76%
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	1,500	1,548,750
Dave & Buster’s Entertainment, Inc.†	Zero Coupon	2/15/2016	1,000	855,000
DBP Holding Corp.†	7.75%	10/15/2020	543	466,980
Hillman Group, Inc. (The)	10.875%	6/1/2018	250	265,263
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	2,078	2,140,340
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	400	410,000
Party City Holdings, Inc.	8.875%	8/1/2020	500	557,500

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)
PETCO Holdings, Inc. PIK†	8.50%		10/15/2017	$198	$202,210
QVC, Inc.†	7.375%		10/15/2020	3,200	3,447,622
QVC, Inc.†	7.50%		10/1/2019	5,900	6,229,149
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/ Spirit Halloween Superstores†	11.00%		5/1/2017	300	318,753
Total					16,441,567

Savings & Loan 0.11%
Santander Holdings USA, Inc.	3.00%		9/24/2015	800	823,834
Santander Holdings USA, Inc.	4.625%		4/19/2016	200	213,575
Total					1,037,409

Security Services 0.03%
Smith & Wesson Holding Corp.†	5.875%		6/15/2017	300	312,000

Specialty Materials 0.15%
Interline Brands, Inc. PIK	10.00%		11/15/2018	1,325	1,437,625

Steel 0.34%
Allegheny Technologies, Inc.	9.375%		6/1/2019	275	343,938
Edgen Murray Corp.†	8.75%		11/1/2020	696	801,270
Glencore Funding LLC†	1.387%	#	5/27/2016	1,050	1,057,174
Glencore Funding LLC†	2.50%		1/15/2019	173	171,044
Metinvest BV (Netherlands)†(a)	8.75%		2/14/2018	200	180,540
Metinvest BV (Netherlands)†(a)	10.25%		5/20/2015	400	394,000
Vale Overseas Ltd. (Brazil)(a)	6.25%		1/11/2016	200	216,500
Total					3,164,466

Supermarkets 0.02%
Stater Bros Holdings, Inc.	7.375%		11/15/2018	150	158,494

Synthetic Fibers 0.18%
Polymer Group, Inc.	7.75%		2/1/2019	1,600	1,710,000

Technology 0.23%
Baidu, Inc. (China)(a)	2.25%		11/28/2017	200	202,862
Baidu, Inc. (China)(a)	3.25%		8/6/2018	500	516,464
DynCorp International, Inc.	10.375%		7/1/2017	900	946,125
Fiserv, Inc.	6.80%		11/20/2017	425	494,549
Total					2,160,000

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 0.85%
Altice Financing SA (Luxembourg)†(a)	7.875%		12/15/2019	$439	$480,958
Block Communications, Inc.†	7.25%		2/1/2020	650	697,938
Cincinnati Bell, Inc.	8.75%		3/15/2018	100	105,063
Consolidated Communications Finance Co.	10.875%		6/1/2020	1,400	1,632,750
Embarq Corp.	7.082%		6/1/2016	325	361,193
Qwest Corp.	7.50%		10/1/2014	600	612,644
Qwest Corp.	7.625%		6/15/2015	531	565,359
Sable International Finance Ltd.†	8.75%		2/1/2020	1,000	1,125,000
SBA Telecommunications, Inc.	8.25%		8/15/2019	250	263,750
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%		10/1/2017	500	528,125
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(a)	8.25%		5/23/2016	1,200	1,299,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Ireland)†(a)	6.493%		2/2/2016	200	207,940
Total					7,879,720

Telephone-Long Distance 0.07%
America Movil SAB de CV (Mexico)(a)	1.234%	#	9/12/2016	600	607,642

Textile Products 0.07%
Burlington Holdings LLC/Burlington Holding Finance, Inc. PIK†	9.00%		2/15/2018	595	611,368

Tobacco 0.04%
Reynolds American, Inc.	7.75%		6/1/2018	275	333,461

Transportation: Miscellaneous 0.30%
Air Medical Group Holdings, Inc.	9.25%		11/1/2018	822	885,705
Asciano Finance Ltd. (Australia)†(a)	3.125%		9/23/2015	400	407,500
Kazakhstan Temir Zholy Finance BV (Netherlands)(a)	7.00%		5/11/2016	300	323,250
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%		1/15/2017	700	742,175
Transnet SOC Ltd. (South Africa)†(a)	4.50%		2/10/2016	400	420,228
Total					2,778,858

Truckers 0.02%
Con-way, Inc.	7.25%		1/15/2018	173	202,185

Utilities 0.19%
Origin Energy Finance Ltd. (Australia)†(a)	3.50%		10/9/2018	1,300	1,348,730
Public Service Co. of New Mexico	7.95%		5/15/2018	350	418,321
Total					1,767,051

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities: Electrical 0.08%
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	4.75%	9/15/2014	$700	$708,071

Utilities: Miscellaneous 0.03%
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	280	305,900
Total Corporate Bonds (cost $356,381,794)				360,860,183

FLOATING RATE LOANS(f) 3.79%

Aerospace/Defense 0.30%
Alliant Techsystems, Inc. Term Loan B	3.50%	11/1/2020	628	630,075
Delos Finance S.A R.L. Term Loan	3.50%	3/6/2021	1,833	1,835,520
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	334	335,051
Total				2,800,646

Apparel 0.05%
PVH Corp. Tranche B Term Loan	3.25%	2/13/2020	425	427,875

Containers 0.02%
Owens-Brockway Glass Container, Inc. Term Loan B1	1.90%	5/19/2016	212	212,541

Energy Equipment & Services 0.13%
Crestwood Holdings LLC Term Loan B1	7.00%	6/19/2019	514	523,924
Offshore Group Investment Ltd. 2nd Term Loan	5.75%	3/28/2019	718	714,613
Total				1,238,537

Financial Services 0.05%
Nuveen Investments, Inc. Tranche B 1st Lien Term Loan	4.151%	5/15/2017	500	501,720

Food 0.14%
Aramark Corp. Term Loan E	3.25%	9/7/2019	1,150	1,144,854
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	125	130,079
Total				1,274,933

Gaming 0.57%
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	2,494	2,493,901
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	2,806	2,802,700
Total				5,296,601

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Care 0.74%
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	$150	$150,000
Capsugel Holdings US, Inc. Initial Term Loan	3.50%	8/1/2018	359	358,826
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020	67	67,976
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	1.975%	10/30/2017	1,380	1,381,270
Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(a)	2.233%	8/7/2019	2,222	2,223,289
Mallinckrodt International Finance SA Initial Term Loan B (Luxembourg)(a)	3.50%	3/19/2021	1,750	1,742,344
Thermo Fisher Scientific, Inc. Committed Term Loan	1.621%	5/31/2016	930	931,163
Total				6,854,868

Health Care Products 0.07%
Biomet, Inc. Dollar Term Loan B2	3.65%–3.733%	7/25/2017	636	637,822

Leisure 0.02%
Dave & Buster’s, Inc. New Term Loan	4.25%	6/1/2016	49	48,996
ROC Finance LLC Funded Term Loan B	5.00%	6/20/2019	100	98,007
Total				147,003

Manufacturing 0.04%
Air Distribution Technologies, Inc. 1st Lien Replacement Term Loan	4.25%	11/9/2018	394	394,942

Media 0.74%
AMC Networks, Inc. Term Loan A	2.151%	6/30/2017	3,000	3,002,820
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	1,440	1,422,362
CSC Holdings LLC Term Loan B	2.65%	4/17/2020	2,525	2,503,364
Total				6,928,546

Metals & Minerals: Miscellaneous 0.01%
American Rock Salt Co. LLC 2nd Lien Delayed Draw Loan	8.00%	5/16/2022	100	101,000

Services 0.09%
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	200	205,917
Hertz Corp. (The) Letter of Credit Term Loan	2.75%	3/9/2018	413	410,935
Kasima LLC Term Loan B	3.25%	5/17/2021	88	87,560
Neff Rental LLC 2nd Lien Closing Date Loan	7.25%	5/21/2021	150	149,532
Total				853,944

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Technology 0.16%
Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021		$1,500	$1,506,330

Telecommunications 0.37%
Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020		3,180	3,186,972
American Tower Corp. Term Loan A	1.40%	1/3/2019		250	250,001
Total					3,436,973

Utilities 0.29%
La Frontera Generation LLC Term Loan	4.50%	9/30/2020		140	140,164
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/20/2020		691	710,002
Moxie Patriot LLC Advance Construction Term Loan B1	6.75%	12/18/2020		400	410,000
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018		100	102,562
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019		350	358,750
Texas Competitive Electric Holdings Co. LLC DIP 2014 Delayed Draw Term Loan	3.75%	5/5/2016		369	370,478
Texas Competitive Electric Holdings Co. LLC DIP Delayed Draw Term Loan	Zero Coupon	5/5/2016		224	225,144
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017		370	379,260
Total					2,696,360
Total Floating Rate Loans (cost $35,291,221)					35,310,641

FOREIGN BONDS(g) 0.58%

Canada 0.03%
Vermilion Energy, Inc.	6.50%	2/10/2016	CAD	300	285,668

France 0.09%
Crown European Holdings SA†	7.125%	8/15/2018	EUR	500	714,802
Europcar Groupe SA†	9.375%	4/15/2018	EUR	100	146,538
Total					861,340

Luxembourg 0.30%
Capsugel FinanceCo SCA†	9.875%	8/1/2019	EUR	1,395	2,075,115
Sunrise Communications International SA†	7.00%	12/31/2017	EUR	500	719,811
Total					2,794,926

United Kingdom 0.16%
Old Mutual plc	7.125%	10/19/2016	GBP	56	103,685
R&R Ice Cream plc†	5.50%	5/15/2020	GBP	125	206,906

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
United Kingdom (continued)
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	600	$873,097
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	200	279,446
Total					1,463,134
Total Foreign Bonds (cost $5,275,892)					5,405,068

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.32%

Argentina 0.04%
City of Buenos Aires†	9.95%	3/1/2017		$200	207,000
Provincia de Neuquen†	7.875%	4/26/2021		128	128,456
Total					335,456

Brazil 0.12%
Federal Republic of Brazil	8.00%	1/15/2018		978	1,094,133

Dominican Republic 0.01%
Dominican Republic†	9.04%	1/23/2018		105	116,074

Gabon 0.00%
Republic of Gabon†	6.375%	12/12/2024		1	994

Ghana 0.03%
Republic of Ghana†	8.50%	10/4/2017		300	318,735

Hungary 0.02%
Hungary Government	4.00%	3/25/2019		200	204,550

Indonesia 0.02%
Perusahaan Penerbit SBSN†	4.00%	11/21/2018		200	207,750

Mexico 0.01%
United Mexican States	6.625%	3/3/2015		50	52,100

Mongolia 0.02%
Republic of Mongolia†	4.125%	1/5/2018		200	193,000

Peru 0.01%
Republic of Peru	8.375%	5/3/2016		100	113,750

Poland 0.03%
Republic of Poland	3.875%	7/16/2015		100	103,915
Republic of Poland	5.00%	10/19/2015		175	185,927
Total					289,842

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
South Africa 0.01%
Republic of South Africa	6.50%		6/2/2014	$100	$100,000
Total Foreign Government Obligations (cost $3,017,279)					3,026,384

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.65%
Federal Home Loan Mortgage Corp. 2011-K701 B†	4.286%	#	7/25/2048	3,000	3,187,669
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.533%	#	10/25/2030	560	602,344
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.759%	#	2/25/2045	500	508,914
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.741%	#	4/25/2045	900	937,527
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019	597	631,115
Federal Home Loan Mortgage Corp. K706 A1	1.691%		6/25/2018	244	249,189
Federal Home Loan Mortgage Corp. KAIV A1	2.966%		1/25/2021	881	920,305
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	290	295,061
Federal National Mortgage Assoc. 2012-M2 A1	1.824%		2/25/2022	281	283,843
Federal National Mortgage Assoc. 2013-M14 A	1.70%		8/25/2018	835	838,164
Federal National Mortgage Assoc. 2013-M5 ASQ2	0.595%		8/25/2015	4,264	4,274,249
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	5,791	5,825,938
Government National Mortgage Assoc. 2014-64 IO(h)	1.31%	#	12/16/2054	59,920	5,763,025
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	421	423,158
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $24,702,519)					24,740,501

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.37%
Federal Home Loan Mortgage Corp.	2.274%	#	2/1/2038	669	709,156
Federal Home Loan Mortgage Corp.	2.299%	#	4/1/2038	403	425,488
Federal Home Loan Mortgage Corp.	2.329%	#	4/1/2037	960	1,025,900
Federal Home Loan Mortgage Corp.	2.33%	#	11/1/2036	1,133	1,207,914
Federal Home Loan Mortgage Corp.	2.359%	#	12/1/2035 – 6/1/2038	538	571,860
Federal Home Loan Mortgage Corp.	2.361%	#	5/1/2035	544	577,065
Federal Home Loan Mortgage Corp.	2.379%	#	12/1/2037	539	573,727
Federal Home Loan Mortgage Corp.	2.382%	#	6/1/2038	227	240,352
Federal Home Loan Mortgage Corp.	2.419%	#	4/1/2037	207	220,116
Federal Home Loan Mortgage Corp.	2.426%	#	7/1/2034	536	569,234
Federal Home Loan Mortgage Corp.	2.427%	#	10/1/2038	149	158,174
Federal Home Loan Mortgage Corp.	2.429%	#	5/1/2036	192	204,653
Federal Home Loan Mortgage Corp.	2.436%	#	2/1/2035	1,004	1,068,191
Federal Home Loan Mortgage Corp.	2.44%	#	11/1/2038	1,849	1,968,497
Federal Home Loan Mortgage Corp.	2.454%	#	4/1/2037	1,023	1,087,479
Federal Home Loan Mortgage Corp.	2.461%	#	12/1/2036 – 10/1/2038	1,321	1,407,983

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	2.469%	#	5/1/2035	$283	$300,963
Federal Home Loan Mortgage Corp.	2.501%	#	10/1/2039	255	270,472
Federal Home Loan Mortgage Corp.	2.54%	#	9/1/2035	476	508,327
Federal Home Loan Mortgage Corp.	2.546%	#	6/1/2041	3,229	3,450,545
Federal Home Loan Mortgage Corp.	2.622%	#	9/1/2036	491	525,207
Federal Home Loan Mortgage Corp.	2.627%	#	2/1/2037	389	417,665
Federal Home Loan Mortgage Corp.	2.63%	#	12/1/2035	845	907,274
Federal Home Loan Mortgage Corp.	2.807%	#	12/1/2039	968	1,019,639
Federal National Mortgage Assoc.	1.934%	#	11/1/2034	930	976,961
Federal National Mortgage Assoc.	1.935%	#	1/1/2035	330	347,385
Federal National Mortgage Assoc.	1.945%	#	1/1/2036	410	437,512
Federal National Mortgage Assoc.	1.998%	#	6/1/2038	808	860,575
Federal National Mortgage Assoc.	2.104%	#	12/1/2035	706	743,715
Federal National Mortgage Assoc.	2.148%	#	2/1/2036	358	380,221
Federal National Mortgage Assoc.	2.166%	#	3/1/2039	364	385,352
Federal National Mortgage Assoc.	2.177%	#	1/1/2036	1,469	1,557,948
Federal National Mortgage Assoc.	2.191%	#	10/1/2035	820	871,784
Federal National Mortgage Assoc.	2.255%	#	8/1/2037	41	43,668
Federal National Mortgage Assoc.	2.263%	#	3/1/2038	754	801,400
Federal National Mortgage Assoc.	2.278%	#	4/1/2040	2,227	2,370,037
Federal National Mortgage Assoc.	2.289%	#	11/1/2036	2,656	2,835,480
Federal National Mortgage Assoc.	2.30%	#	4/1/2038	1,136	1,212,570
Federal National Mortgage Assoc.	2.305%	#	8/1/2036	340	361,148
Federal National Mortgage Assoc.	2.311%	#	1/1/2038	593	633,905
Federal National Mortgage Assoc.	2.321%	#	11/1/2038	1,388	1,484,018
Federal National Mortgage Assoc.	2.328%	#	4/1/2038 – 9/1/2038	2,422	2,571,425
Federal National Mortgage Assoc.	2.331%	#	1/1/2038	536	576,679
Federal National Mortgage Assoc.	2.352%	#	8/1/2038	190	202,302
Federal National Mortgage Assoc.	2.362%	#	3/1/2038	206	222,812
Federal National Mortgage Assoc.	2.378%	#	9/1/2037 – 2/1/2038	308	326,530
Federal National Mortgage Assoc.	2.393%	#	11/1/2036	75	80,470
Federal National Mortgage Assoc.	2.40%	#	6/1/2038	137	146,601
Federal National Mortgage Assoc.	2.425%	#	3/1/2039	1,262	1,343,050
Federal National Mortgage Assoc.	2.515%	#	12/1/2038	226	240,754
Federal National Mortgage Assoc.	2.58%		11/1/2018	500	520,660
Federal National Mortgage Assoc.	2.60%		1/1/2019	3,000	3,112,257
Federal National Mortgage Assoc.	2.897%	#	6/1/2042	4,794	4,949,893
Total Government Sponsored Enterprises Pass-Throughs (cost $50,015,357)					50,012,993

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 27.70%
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	$307	$325,436
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	3,100	3,366,037
Banc of America Commercial Mortgage Trust 2007-2 AM	5.622%	#	4/10/2049	2,335	2,589,375
Banc of America Commercial Mortgage Trust 2007-3 AM	5.591%	#	6/10/2049	500	554,794
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.598%	#	6/24/2050	1,000	1,092,540
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	379	413,542
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	5.939%	#	2/15/2051	230	256,144
Banc of America Re-REMIC Trust 2011-STRP A3†	2.415%		11/17/2039	79	79,390
Banc of America Re-REMIC Trust 2011-STRP A4†	1.501%		5/17/2046	126	126,031
Banc of America Re-REMIC Trust 2012-CLRN C†	2.251%	#	8/15/2029	200	200,277
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 AM	5.707%	#	6/11/2040	2,000	2,234,045
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW17 AM	5.888%	#	6/11/2050	2,000	2,250,030
BWAY Mortgage Trust 2013-1515 XB†	0.403%	#	3/10/2033	47,800	1,848,976
CFCRE Commercial Mortgage Trust 2011-C1 A2†	3.759%		4/15/2044	2,800	2,925,965
CFCRE Commercial Mortgage Trust 2011-C2 A2	3.061%		12/15/2047	3,800	3,939,323
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.71%	#	12/10/2049	4,000	4,430,880
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	160	174,067
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	930	938,710
Citigroup Mortgage Loan Trust, Inc. 2013-2 2A1†	0.262%	#	10/25/2036	747	721,254
Citigroup Mortgage Loan Trust, Inc. 2013-2 5A1†	0.292%	#	7/25/2036	703	664,676
Citigroup Mortgage Loan Trust, Inc. 2013-3 1A1†	0.773%	#	7/25/2036	809	772,666
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	285	311,620
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.331%	#	6/15/2022	5	4,476
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	1,698	1,736,695
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	4.814%	#	7/17/2028	97	96,925
Commercial Mortgage Pass-Through Certificates 2012-9W57 X†	1.399%	#	2/10/2029	12,000	420,330
Commercial Mortgage Pass-Through Certificates 2012-CR1 A1	1.116%		5/15/2045	1,531	1,538,994

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2012-CR2 A2	2.025%		8/15/2045	$2,010	$2,043,735
Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%		10/15/2045	970	976,793
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA	1.995%	#	10/15/2045	5,897	666,951
Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.278%	#	9/17/2029	267	270,267
Commercial Mortgage Pass-Through Certificates 2012-FL2 B†	1.751%	#	9/17/2029	200	200,964
Commercial Mortgage Pass-Through Certificates 2012-FL2 C†	2.251%	#	9/17/2029	620	625,001
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	870	865,040
Commercial Mortgage Pass-Through Certificates 2012-MVP A†	2.091%	#	11/17/2026	337	339,580
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.752%	#	11/17/2026	655	656,401
Commercial Mortgage Pass-Through Certificates 2012-MVP C†	2.302%	#	11/17/2026	405	406,036
Commercial Mortgage Pass-Through Certificates 2012-MVP D†	3.152%	#	11/17/2026	1,300	1,311,036
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	5,000	5,078,620
Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	690	699,168
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA	1.568%	#	3/10/2046	11,638	1,018,500
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA	0.759%	#	6/10/2046	19,819	801,472
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	3,425	3,455,001
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	91	88,813
Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.509%		9/15/2039	4,200	4,553,216
Credit Suisse Mortgage Capital Certificates 2006-TF2A F†	0.551%	#	10/15/2021	100	97,219
Credit Suisse Mortgage Capital Certificates 2006-TF2A KERA†	0.551%	#	9/15/2021	837	831,639
Credit Suisse Mortgage Capital Certificates 2006-TF2A SVJ†	1.371%	#	10/15/2021	105	104,807

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2007-TF2A A1†	0.331%	#	4/15/2022	$722	$716,868
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	5.976%	#	2/15/2041	1,035	1,164,009
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.857%	#	9/15/2039	225	247,049
CW Capital Cobalt Ltd. 2007-C2 AM†	5.461%		4/15/2047	220	241,507
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%		4/15/2047	2,000	2,202,016
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	4,011	4,188,341
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	617	650,901
DBUBS Mortgage Trust 2011-LC3A A2	3.642%		8/10/2044	1,370	1,441,659
DDR Corp. 2009-DDR1 A†	3.807%		10/14/2022	7,606	7,682,385
Del Coronado Trust 2013 HDC A†	0.952%	#	3/15/2026	400	400,490
Del Coronado Trust 2013 HDC B†	1.452%	#	3/15/2026	1,000	999,397
Del Coronado Trust 2013 HDC C†	1.752%	#	3/15/2026	500	499,147
Del Coronado Trust 2013 HDC D†	2.102%	#	3/15/2026	500	498,004
Del Coronado Trust 2013 HDC E†	2.802%	#	3/15/2026	500	495,537
Extended Stay America Trust 2013-ESFL DFL†	3.291%	#	12/5/2031	130	130,825
Extended Stay America Trust 2013-ESH5 B5†	2.278%		12/5/2031	1,700	1,690,703
Extended Stay America Trust 2013-ESH7 B7	3.604%		12/5/2031	1,100	1,124,154
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	1,900	1,932,973
Extended Stay America Trust 2013-ESH7 D7†	5.521%	#	12/5/2031	900	958,693
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(a)	2.178%	#	10/18/2054	250	254,145
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(a)	0.349%	#	12/20/2054	462	458,566
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(a)	0.409%	#	12/20/2054	526	522,640
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(a)	0.349%	#	12/20/2054	764	758,145
Granite Master Issuer plc 2007-1 2A1 (United Kingdom)(a)	0.289%	#	12/20/2054	226	224,254
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(a)	0.349%	#	12/20/2054	459	455,694
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.82%	#	7/10/2038	2,500	2,719,287
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	1,318	1,390,661
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%		12/10/2043	455	478,160
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%		8/10/2044	936	973,648
GS Mortgage Securities Corp. II 2012-GCJ7 A2	2.318%		5/10/2045	2,540	2,606,308

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II 2012-GCJ9 A2	1.762%		11/10/2045	$1,000	$1,006,595
GS Mortgage Securities Corp. II 2012-GCJ9 XA	2.378%	#	11/10/2045	1,962	254,406
GS Mortgage Securities Corp. II 2013-GC12 A2	2.011%		6/10/2046	1,120	1,130,699
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	1,340	1,361,942
GS Mortgage Securities Corp. II 2013-KING C†	3.435%	#	12/10/2027	1,750	1,789,820
GS Mortgage Securities Corp. II 2013-KYO C†	1.901%	#	11/8/2029	1,403	1,419,952
GS Mortgage Securities Corp. II 2013-KYO D†	2.751%	#	11/8/2029	1,500	1,531,018
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	1,900	1,978,665
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	1,400	1,461,556
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%		12/14/2049	500	544,230
GS Mortgage Securities Trust 2012-GC6 XA†	2.151%	#	1/10/2045	54,102	6,300,985
GS Mortgage Securities Trust 2012-GCJ7 A1	1.144%		5/10/2045	1,459	1,464,416
GS Mortgage Securities Trust II 2006-GG8 AM	5.591%		11/10/2039	805	877,783
GS Mortgage Securities Trust II 2013-GC12 XA	1.793%	#	6/10/2046	25,608	2,592,601
H/2 Asset Funding 2014-1 Ltd.	2.101%		3/19/2037	1,000	1,000,000
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	2,146	2,136,553
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%		6/12/2047	1,000	1,096,478
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	265	290,470
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.703%	#	2/12/2049	385	419,797
JPMorgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B†	5.64%	#	3/18/2051	1,395	1,493,222
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 A1†	2.749%		11/15/2043	205	210,471
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 A2†	3.616%		11/15/2043	3,000	3,198,760
JPMorgan Chase Commercial Mortgage Securities Trust 2010-RR1 JPB†	5.804%	#	6/18/2049	372	406,025
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD A2†	3.364%		11/13/2044	3,805	3,995,676
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A2	1.797%		10/15/2045	550	555,949
JPMorgan Chase Commercial Mortgage Securities Trust 2012-LC9 A2	1.677%		12/15/2047	1,315	1,322,142
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA	1.328%	#	12/15/2047	13,871	1,050,401
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 A2	2.424%		7/15/2045	2,600	2,664,295

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA	0.917%	#	7/15/2045	$7,412	$334,183
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 B†	1.401%	#	4/15/2028	2,300	2,281,134
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 C†	1.951%	#	4/15/2028	1,500	1,490,254
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 D†	2.501%	#	4/15/2028	1,300	1,295,003
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ A†	0.931%	#	4/15/2030	1,400	1,391,039
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ B†	1.301%	#	4/15/2030	900	898,890
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ C†	1.651%	#	4/15/2030	1,650	1,647,400
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA	1.581%	#	4/15/2046	1,987	188,976
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A1	1.254%		2/15/2047	192	192,390
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A2	2.879%		2/15/2047	100	103,793
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	2,606	2,721,606
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA	1.454%	#	4/15/2047	3,581	234,484
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB	0.441%	#	4/15/2047	1,000	28,687
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.251%	#	12/15/2030	500	496,567
LB-UBS Commercial Mortgage Trust 2006-C4 AM	5.855%	#	6/15/2038	3,260	3,549,141
LB-UBS Commercial Mortgage Trust 2006-C6 AM	5.413%		9/15/2039	500	546,134
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	8,100	8,822,386
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	2,500	2,742,745
LSTAR Commercial Mortgage Trust 2014-2 A1†	1.519%		1/20/2041	533	534,347
LSTAR Commercial Mortgage Trust 2014-2 A2†	2.767%		1/20/2041	104	104,987
LSTAR Commercial Mortgage Trust 2014-2 XA†	1.033%	#	1/20/2041	3,499	139,537
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	142	139,900
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	119	117,101
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	1,090	1,186,835
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM	5.419%		8/12/2048	4,785	5,141,798

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%		8/15/2045	$690	$704,959
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A2	1.868%		11/15/2045	1,930	1,956,839
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	1,577	1,556,819
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 XA	1.733%	#	2/15/2046	2,849	275,080
Morgan Stanley Capital I 2007-HQ12 AM	5.592%	#	4/12/2049	2,256	2,477,257
Morgan Stanley Capital I 2007-IQ15 AM	5.909%	#	6/11/2049	1,967	2,177,234
Morgan Stanley Capital I 2012-C4 XA†	2.656%	#	3/15/2045	21,289	2,476,847
Morgan Stanley Capital I 2012-STAR A1†	2.084%		8/5/2034	511	510,852
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.803%	#	8/12/2045	5,000	5,509,807
Morgan Stanley Re-REMIC Trust 2010-R3 3B†	0.391%	#	6/26/2036	322	319,274
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%		3/27/2051	1,098	1,105,122
Motel 6 Trust 2012-MTL6 C†	3.139%		10/5/2025	1,900	1,924,330
NorthStar 2012-1 Mortgage Trust 2012-1 B†	1.795%	#	8/25/2029	1,130	1,134,922
NorthStar 2012-1 Mortgage Trust 2012-1 C†	2.296%	#	8/25/2029	1,130	1,137,668
NorthStar Real Estate CDO Ltd. 2013 -1A†	2.001%	#	8/25/2029	1,249	1,250,061
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.151%	#	8/25/2029	1,250	1,256,250
PFP III Ltd. 2014-1 AS†	1.805%	#	6/14/2031	500	501,031
PFP III Ltd. 2014-1 B†	2.505%	#	6/14/2031	500	501,049
PFP III Ltd. 2014-1 C†	3.055%	#	6/14/2031	1,000	1,002,131
Prima Capital Ltd.	2.214%		5/24/2021	3,242	3,404,678
RAIT Trust 2014-FL2 B†	2.301%	#	5/13/2031	500	504,999
RBSCF Trust 2010-MB1 C†	4.822%	#	4/15/2024	145	148,782
RBSCF Trust 2010-RR3 MSCB†	5.909%	#	6/16/2049	3,010	3,304,876
RBSCF Trust 2010-RR3 WBTB†	5.944%	#	2/16/2051	930	1,035,733
RBSSP Resecuritization Trust 2013-1 3A1†	0.262%	#	1/26/2037	407	385,375
RBSSP Resecuritization Trust 2013-3 1A1	0.31%	#	11/26/2036	901	858,718
RBSSP Resecuritization Trust 2013-3 2A1†	0.312%	#	11/26/2036	806	736,265
RCMC LLC 2012-CRE1 A†	5.624%		11/15/2044	843	863,631
RREF LLC 2013-LT3	2.50%		6/20/2028	430	429,588
Sequoia Mortgage Trust 2012-4 A2	3.00%		9/25/2042	235	230,627
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(a)	1.778%	#	1/21/2055	200	200,808
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	462	462,516
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	1,629	1,627,019
Starwood Property Mortgage Trust 2013-FV1 C†	2.75%	#	8/11/2028	500	500,961

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Starwood Property Mortgage Trust 2013-FV1 D†	3.65%	#	8/11/2028	$500	$501,041
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	154	154,749
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%		5/10/2063	2,000	2,037,715
UBS-Barclays Commercial Mortgage Trust 2012-C3 A2	1.852%		8/10/2049	520	525,175
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%		12/10/2045	1,200	1,204,112
UBS-Barclays Commercial Mortgage Trust 2013-C5 A2	2.137%		3/10/2046	2,900	2,943,683
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA†	1.14%	#	3/10/2046	11,812	839,897
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA†	1.353%	#	4/10/2046	19,772	1,651,492
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A2	2.804%		1/10/2045	205	212,489
Vornado DP LLC 2010-VNO A1†	2.97%		9/13/2028	339	353,239
Wachovia Bank Commercial Mortgage Trust 2005-C22 AM	5.33%	#	12/15/2044	500	529,370
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	400	435,222
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%		11/15/2048	1,233	1,342,354
Wachovia Bank Commercial Mortgage Trust 2006-WL7A H†	0.551%	#	9/15/2021	504	491,455
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	2,000	2,182,595
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%		4/15/2047	4,000	4,413,268
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%		10/15/2045	450	455,798
Wells Fargo Commercial Mortgage Trust 2014-TISH C†	2.002%	#	2/15/2027	250	250,481
Wells Fargo Re-REMIC Trust 2012-IO A†	1.75%		8/20/2021	239	239,449
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%		2/15/2044	1,275	1,328,707
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%		2/15/2044	950	1,038,736
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%		3/15/2044	472	491,929
WF-RBS Commercial Mortgage Trust 2011-C5 A2	2.684%		11/15/2044	4,300	4,459,332
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	1,350	1,424,598
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%		12/15/2045	480	484,001
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	315	316,794

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2012-C7 XA†	1.584%	#	6/15/2045	$12,638	$1,182,231
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	1,040	1,055,553
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	3,900	3,960,489
WF-RBS Commercial Mortgage Trust 2013-C13 XA†	1.474%	#	5/15/2045	12,839	1,118,625
WF-RBS Commercial Mortgage Trust 2014-C20 A2	3.036%		5/15/2047	286	298,368
WF-RBS Commercial Mortgage Trust 2014-C20 XA	1.417%	#	5/15/2047	7,092	575,104
WF-RBS Commercial Mortgage Trust 2014-C20 XB	0.735%	#	5/15/2047	1,368	72,315
Total Non-Agency Commercial Mortgage-Backed Securities (cost $259,222,306)					258,136,321

U.S. TREASURY OBLIGATIONS 3.01%
U.S. Treasury Note	0.375%		3/15/2015	23,870	23,925,020
U.S. Treasury Note	2.125%		12/31/2015	4,000	4,119,220
Total U.S. Treasury Obligations (cost $28,017,624)					28,044,240
Total Long-Term Investments (cost $865,311,359)					869,251,941

SHORT-TERM INVESTMENTS 6.74%

COMMERCIAL PAPER 1.53%

Energy Equipment & Services 0.45%
Talisman Energy, Inc.	Zero Coupon		6/9/2014	2,000	1,999,728
Talisman Energy, Inc.	Zero Coupon		7/2/2014	2,250	2,248,687
Total					4,248,415

Oil: Integrated Domestic 0.77%
Weatherford International Ltd.	Zero Coupon		6/10/2014	500	499,900
Weatherford International Ltd.	Zero Coupon		6/26/2014	500	499,700
Weatherford International Ltd.	Zero Coupon		6/5/2014	750	749,943
Weatherford International Ltd.	Zero Coupon		6/13/2014	750	749,792
Weatherford International Ltd.	Zero Coupon		6/4/2014	500	499,975
Weatherford International Ltd.	Zero Coupon		6/6/2014	750	749,924
Weatherford International Ltd.	Zero Coupon		6/9/2014	750	749,867
Weatherford International Ltd.	Zero Coupon		6/6/2014	500	499,949
Weatherford International Ltd.	Zero Coupon		6/3/2014	650	649,983
Weatherford International Ltd.	Zero Coupon		6/11/2014	1,000	999,775
Weatherford International Ltd.	Zero Coupon		6/16/2014	500	499,839
Total					7,148,647

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Railroads 0.07%
Kansas City Southern Railway	Zero Coupon	6/2/2014	$700	$700,000

Utilities: Miscellaneous 0.24%
Entergy Corp.	Zero Coupon	6/23/2014	1,000	999,563
Entergy Corp.	Zero Coupon	7/2/2014	200	199,853
Entergy Corp.	Zero Coupon	6/19/2014	500	499,823
Entergy Corp.	Zero Coupon	6/17/2014	500	499,854
Total				2,199,093
Total Commercial Paper (cost $14,295,791)				14,296,155

CONVERTIBLE BONDS 0.38%

Metals & Minerals: Miscellaneous 0.32%
Goldcorp, Inc. (Canada)(a)	2.00%	8/1/2014	958	962,790
Newmont Mining Corp.	1.25%	7/15/2014	2,000	2,002,500
Total				2,965,290

Telecommunications 0.06%
Leap Wireless International, Inc.	4.50%	7/15/2014	550	553,438
Total Convertible Bonds (cost $3,515,696)				3,518,728

CORPORATE BONDS 0.53%

Banks: Regional 0.27%
Royal Bank of Scotland Group plc (United Kingdom)(a)	5.00%	10/1/2014	1,450	1,469,578
Royal Bank of Scotland Group plc (United Kingdom)(a)	5.05%	1/8/2015	975	996,080
Total				2,465,658

Beverages 0.06%
Constellation Brands, Inc.	8.375%	12/15/2014	551	573,040

Broadcasting 0.05%
Clear Channel Communications, Inc.	5.50%	9/15/2014	440	447,304

Chemicals 0.02%
Yara International ASA (Norway)†(a)	5.25%	12/15/2014	200	204,523

Financial Services 0.10%
Nationstar Mortgage LLC/Nationstar Capital Corp.	10.875%	4/1/2015	928	933,800

Leasing 0.01%
International Lease Finance Corp.†	6.50%	9/1/2014	125	126,875

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.01%
ALROSA Finance SA (Luxembourg)(a)	8.875%	11/17/2014	$100	$102,761

Real Estate Investment Trusts 0.01%
Hospitality Properties Trust	5.125%	2/15/2015	100	100,842
Total Corporate Bonds (cost $4,941,852)				4,954,803

REPURCHASE AGREEMENT 4.30%
Repurchase Agreement dated 5/30/2014, Zero Coupon due 6/2/2014 with Fixed Income Clearing Corp. collateralized by $41,290,000 of U.S. Treasury Note at 0.625% due 11/30/2017; value: $40,853,812, proceeds: $40,050,893 (cost $40,050,893)			40,051	40,050,893
Total Short-Term Investments (cost $62,804,232)				62,820,579
Total Investments in Securities 100.01% (cost $928,115,591)				932,072,520
Liabilities in Excess of Cash and Other Assets(i) (0.01%)				(97,281)
Net Assets 100.00%				$931,975,239

CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
COD	Certificate of Deposit.
IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2014.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2014.
(c)	Security is perpetual and has no stated maturity date.
(d)	Securities purchased on a when-issued basis (See Note 2(g)).
(e)	Defaulted security.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at May 31, 2014.
(g)	Investment in non-U.S. dollar denominated securities.
(h)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(i)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Open Forward Foreign Currency Exchange Contracts at May 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Morgan Stanley	7/17/2014	125,000	$ 211,563	$ 209,454	$ 2,109
Canadian dollar	Sell	Goldman Sachs	7/7/2014	105,000	96,844	96,755	89
euro	Sell	Goldman Sachs	7/17/2014	90,000	124,442	122,678	1,764
euro	Sell	Goldman Sachs	7/17/2014	535,000	740,064	729,252	10,812
euro	Sell	J.P. Morgan	8/13/2014	1,020,000	1,402,960	1,390,387	12,573
euro	Sell	J.P. Morgan	8/13/2014	1,025,000	1,410,899	1,397,203	13,696
euro	Sell	Morgan Stanley	7/17/2014	107,000	148,856	145,851	3,005
euro	Sell	Morgan Stanley	7/17/2014	540,000	748,070	736,067	12,003
euro	Sell	UBS AG	8/13/2014	1,020,000	1,403,559	1,390,387	13,172
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$ 69,223

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Morgan Stanley	7/17/2014	64,000	$ 107,079	$ 107,241	$ (162)
Canadian dollar	Sell	J.P. Morgan	7/7/2014	210,000	193,169	193,510	(341)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$ (503)

Open Futures Contracts at May 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2014	1,063	Long	$ 234,142,360	$ 487,063

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2014	61	Long	$ 13,405,703	$ (105)
U.S. 5-Year Treasury Note	June 2014	156	Short	(18,796,781)	(64,995)
Totals				$ (5,391,078)	$ (65,100)

Open Consumer Price Index (“CPI”) Swaps at May 31, 2014:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	$ 40,000,000	$ 40,084,418	$ 84,418
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	30,023,456	23,456
Barclays Bank plc	1.5425%	CPI Urban Consumer NSA	7/25/2014	12,000,000	12,020,894	20,894
Deutsche Bank AG	CPI Urban Consumer NSA	2.465%	11/30/2031	5,000,000	5,069,900	69,900
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	5,036,080	36,080
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	15,103,706	103,706

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Goldman Sachs & Co.	2.4475%	CPI Urban Consumer NSA	4/24/2023	$30,000,000	$30,056,744	$56,744
Morgan Stanley	CPI Urban Consumer NSA	2.7975%	6/28/2043	15,000,000	15,426,696	426,696
Morgan Stanley	CPI Urban Consumer NSA	2.5225%	10/31/2023	15,000,000	15,106,983	106,983
Morgan Stanley	1.3975%	CPI Urban Consumer NSA	7/12/2014	10,000,000	10,033,490	33,490
Unrealized Appreciation on CPI Swaps						$962,367

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.420%	CPI Urban Consumer NSA	5/19/2017	$15,000,000	$14,586,646	$(413,354)
Bank of America	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,777,972	(222,028)
Bank of America	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,751,974	(248,026)
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,661,874	(338,126)
Barclays Bank plc	CPI Urban Consumer NSA	2.145%	2/6/2019	30,000,000	29,874,697	(125,303)
Barclays Bank plc	CPI Urban Consumer NSA	2.0925%	4/1/2019	25,000,000	24,839,127	(160,873)
Barclays Bank plc	2.215%	CPI Urban Consumer NSA	2/24/2015	5,000,000	4,936,949	(63,051)
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	15,000,000	14,464,037	(535,963)
Barclays Bank plc	2.6475%	CPI Urban Consumer NSA	9/28/2022	20,000,000	19,380,289	(619,711)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	14,428,192	(571,808)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	14,042,931	(957,069)
Credit Suisse	CPI Urban Consumer NSA	1.700%	11/21/2015	20,000,000	19,904,684	(95,316)
Credit Suisse	2.525%	CPI Urban Consumer NSA	1/11/2019	15,000,000	14,519,294	(480,706)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,789,739	(210,261)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	28,997,134	(1,002,866)
Credit Suisse	2.864%	CPI Urban Consumer NSA	2/22/2032	8,000,000	7,555,231	(444,769)
Deutsche Bank AG	CPI Urban Consumer NSA	2.200%	5/27/2019	30,000,000	29,989,419	(10,581)
Deutsche Bank AG	CPI Urban Consumer NSA	1.790%	1/2/2016	20,000,000	19,882,000	(118,000)
Deutsche Bank AG	1.690%	CPI Urban Consumer NSA	12/12/2015	30,000,000	29,817,221	(182,779)

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	2.145%	CPI Urban Consumer NSA	2/8/2016	$ 6,000,000	$ 5,920,207	$(79,793)
Deutsche Bank AG	2.1775%	CPI Urban Consumer NSA	4/22/2018	30,000,000	29,682,292	(317,708)
Deutsche Bank AG	2.1925%	CPI Urban Consumer NSA	8/16/2017	10,000,000	9,872,306	(127,694)
Deutsche Bank AG	2.340%	CPI Urban Consumer NSA	6/17/2016	5,000,000	4,877,917	(122,083)
Deutsche Bank AG	2.3825%	CPI Urban Consumer NSA	5/23/2020	40,000,000	39,356,965	(643,035)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,855,499	(144,501)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	19,709,745	(290,255)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,779,773	(220,227)
Deutsche Bank AG	2.4925%	CPI Urban Consumer NSA	5/16/2016	4,000,000	3,885,547	(114,453)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,779,324	(220,676)
Deutsche Bank AG	2.520%	CPI Urban Consumer NSA	8/8/2021	5,000,000	4,817,653	(182,347)
Deutsche Bank AG	2.585%	CPI Urban Consumer NSA	11/28/2020	15,000,000	14,466,843	(533,157)
Deutsche Bank AG	2.590%	CPI Urban Consumer NSA	5/13/2016	12,000,000	11,598,322	(401,678)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,771,808	(228,192)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	14,425,539	(574,461)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	14,401,999	(598,001)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	8,632,338	(367,662)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,658,628	(341,372)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	14,379,946	(620,054)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	14,366,614	(633,386)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	14,344,609	(655,391)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	28,817,613	(1,182,387)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	28,779,196	(1,220,804)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	5,796,090	(203,910)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	7,501,673	(498,327)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	23,926,954	(1,073,046)

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	$15,000,000	$13,911,953	$(1,088,047)
Goldman Sachs	CPI Urban Consumer NSA	1.9575%	1/17/2017	40,000,000	39,808,530	(191,470)
Goldman Sachs	CPI Urban Consumer NSA	1.795%	1/9/2016	40,000,000	39,756,702	(243,298)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	29,293,425	(706,575)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,733,682	(266,318)
Goldman Sachs	2.5575%	CPI Urban Consumer NSA	11/13/2019	20,000,000	19,322,288	(677,712)
Goldman Sachs	2.6475%	CPI Urban Consumer NSA	12/6/2020	20,000,000	19,182,553	(817,447)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	14,355,808	(644,192)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	19,193,850	(806,150)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	13,980,084	(1,019,916)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	9,325,074	(674,926)
J.P. Morgan	2.385%	CPI Urban Consumer NSA	5/16/2020	10,000,000	9,758,756	(241,244)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,775,650	(224,350)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	19,281,316	(718,684)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	14,369,282	(630,718)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	28,792,108	(1,207,892)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	6,682,909	(317,091)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,753,985	(246,015)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	4,588,220	(411,780)
Morgan Stanley	CPI Urban Consumer NSA	2.415%	7/2/2023	15,000,000	14,989,702	(10,298)
Morgan Stanley	2.265%	CPI Urban Consumer NSA	6/22/2016	5,000,000	4,895,791	(104,209)
Morgan Stanley	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,725,784	(274,216)
Morgan Stanley	2.555%	CPI Urban Consumer NSA	2/11/2018	20,000,000	19,415,917	(584,083)
Morgan Stanley	2.6725%	CPI Urban Consumer NSA	1/22/2021	20,000,000	19,218,259	(781,741)
Morgan Stanley	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	14,426,549	(573,451)
Morgan Stanley	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	11,348,933	(651,067)

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Morgan Stanley	2.7875%	CPI Urban Consumer NSA	6/8/2026	$ 5,000,000	$ 4,728,708	$(271,292)
UBS AG	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,706,401	(293,599)
UBS AG	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	9,670,273	(329,727)
UBS AG	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	11,364,021	(635,979)
UBS AG	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	4,768,507	(231,493)
Wells Fargo	1.690%	CPI Urban Consumer NSA	6/1/2015	8,000,000	7,983,655	(16,345)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,775,158	(224,842)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,643,740	(356,260)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	14,480,325	(519,675)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	14,400,970	(599,030)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	19,177,635	(822,365)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	23,977,274	(1,022,726)
Wells Fargo	2.855%	CPI Urban Consumer NSA	11/23/2032	10,000,000	9,510,344	(489,656)
Wells Fargo	2.950%	CPI Urban Consumer NSA	1/31/2033	15,000,000	14,063,425	(936,575)
Unrealized Depreciation on CPI Swaps						$(39,257,644)

Credit Default Swaps on Indexes – Sell Protection at May 31, 2014(1):

Referenced Index	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$300,000	$286,844	$ 298,406	$ 15,930	$ 14,336	$ 1,594
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	500,000	478,074	497,344	12,018	9,362	2,656
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	1,000,000	981,966	991,562	34,882	26,444	8,438
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	2,000,000	19,639	1,983,126	71,572	54,698	16,874
Markit CMBX. NA.AAA.4(6)	.35%	2/17/2051	500,000	490,464	497,578	38,630	36,208	2,422
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	300,000	286,844	298,406	15,935	14,341	1,594
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	500,000	478,074	497,344	26,558	23,902	2,656

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

Referenced Index	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.3(7)	.08%	12/13/2049	100,000	98,197	$ 99,157	$ 7,624	$ 6,781	$ 843
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	1,500,000	1,434,222	1,492,031	41,447	33,478	7,969
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	200,000	196,393	198,312	16,310	14,622	1,688
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	500,000	490,983	495,781	40,788	36,569	4,219
						$321,694	$270,741	$50,953

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(p)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $270,741. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Goldman Sachs.
(8)	Swap Counterparty: Morgan Stanley.

Open Total Return Swap at May 31, 2014:

Swap Counterparty	Payment Made By The Fund On Contract Date	Payment To Be Received By The Fund At Termination Date	Reference Entity	Notional Amount	Termination Date	Fair Value
Deutsche Bank	$12,116	29 Convertible Debenture Units (Reference Entity)	OGX Petroleo e Gas S.A. Convertible Debentures (Brazil)	$12,116	2/11/2015	$12,116

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2014

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$103,715,610	$—	$103,715,610
Corporate Bonds	—	365,814,986	—	365,814,986
Floating Rate Loans(4)
Aerospace/Defense	—	2,800,646	—	2,800,646
Apparel	—	427,875	—	427,875
Containers	—	212,541	—	212,541
Energy Equipment & Services	—	1,238,537	—	1,238,537
Financial Services	—	501,720	—	501,720
Food	—	1,274,933	—	1,274,933
Gaming	—	5,296,601	—	5,296,601
Health Care	—	6,854,868	—	6,854,868
Health Care Products	—	637,822	—	637,822
Leisure	—	147,003	—	147,003
Manufacturing	—	394,942	—	394,942
Media	—	6,928,546	—	6,928,546
Metals & Minerals: Miscellaneous	—	101,000	—	101,000
Services	—	443,009	410,935	853,944
Technology	—	1,506,330	—	1,506,330
Telecommunications	—	3,436,973	—	3,436,973
Utilities	—	1,145,786	1,550,574	2,696,360
Foreign Bonds	—	5,405,068	—	5,405,068
Foreign Government Obligations	—	3,026,384	—	3,026,384
Government Sponsored Enterprises
Collateralized Mortgage Obligations	—	24,740,501	—	24,740,501
Government Sponsored Enterprises
Pass-Throughs	—	50,012,993	—	50,012,993
Non-Agency Commercial
Mortgage-Backed Securities	—	258,136,321	—	258,136,321
U.S. Treasury Obligations	—	28,044,240	—	28,044,240
Commercial Paper	—	14,296,155	—	14,296,155
Convertible Bonds	—	3,518,728	—	3,518,728
Repurchase Agreement	—	40,050,893	—	40,050,893
Total	$—	$930,111,011	$1,961,509	$932,072,520

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND May 31, 2014

Other Financial Instruments	Level 1	Level 2	Level 3	Total
CPI Swaps
Assets	$—	$962,367	$—	$962,367
Liabilities	—	(39,257,644)	—	(39,257,644)
Credit Default Swaps
Assets	—	—	—	—
Liabilities	—	(50,953)	—	(50,953)
Forward Foreign Currency Exchange Contracts
Assets	—	69,223	—	69,223
Liabilities	—	(503)	—	(503)
Futures Contracts
Assets	487,063	—	—	487,063
Liabilities	(65,100)	—	—	(65,100)
Total Return Swap
Assets	—	—	12,116	12,116
Liabilities	—	—	—	—
Unfunded Commitments
Assets	—	657	—	657
Liabilities	—	—	—	—
Total	$421,963	$(38,276,853)	$12,116	$(37,842,774)

(1)	Refer to note 2(r) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2014.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	Total Return Swap
Balance as of December 1, 2013	$1,673,044	$ —
Accrued discounts/premiums	(195)	—
Realized gain (loss)	(1,135)	—
Change in unrealized appreciation/depreciation	(668)	—
Purchases	595,341	12,116
Sales	(761,220)	—
Net transfers in or out of Level 3	456,342	—
Balance as of May 31, 2014	$1,961,509	$12,116

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 94.00%

ASSET-BACKED SECURITIES 10.88%

Automobiles 4.67%
Ally Auto Receivables Trust 2012-5 A3	0.62%		3/15/2017	$68,040	$68,166,044
Ally Auto Receivables Trust 2013-2 A3	0.79%		1/15/2018	18,350	18,407,151
Ally Auto Receivables Trust 2013-SN1 A2	0.52%		5/20/2015	12,954	12,954,027
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%		4/8/2016	2,417	2,417,582
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%		6/8/2017	49,102	49,176,660
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%		6/8/2017	34,975	35,014,994
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%		6/8/2016	5,228	5,228,991
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%		10/10/2017	32,975	33,009,459
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%		3/8/2018	16,424	16,452,241
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%		9/10/2018	19,125	19,254,801
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%		9/10/2018	42,900	43,030,759
California Republic Auto Receivables Trust 2013-1 A2†	1.41%		9/17/2018	37,441	37,780,820
California Republic Auto Receivables Trust 2013-2 A2	1.23%		3/15/2019	45,829	46,191,964
California Republic Auto Receivables Trust 2014-1 A3	0.85%		5/15/2018	10,950	10,964,897
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%		3/20/2015	8,962	8,961,739
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%		7/20/2016	47,921	47,951,885
Capital Auto Receivables Asset Trust 2013-2 A1	0.77%		7/20/2015	48,000	48,041,856
Capital Auto Receivables Asset Trust 2013-4 A1	0.529%	#	3/21/2016	63,000	63,083,885
Capital Auto Receivables Asset Trust 2013-4 A2	0.85%		2/21/2017	46,650	46,794,848
CarFinance Capital Auto Trust 2013-1A A†	1.65%		7/17/2017	2,348	2,356,146
CarFinance Capital Auto Trust 2014-1A A†	1.46%		12/17/2018	15,362	15,372,795
CarMax Auto Owner Trust 2013-2 A3	0.64%		1/16/2018	35,210	35,270,473
CarMax Auto Owner Trust 2013-3 A3	0.97%		4/16/2018	2,700	2,717,257
CarMax Auto Owner Trust 2013-4 A2	0.52%		11/15/2016	8,310	8,317,126
CarMax Auto Owner Trust 2013-4 A3	0.80%		7/16/2018	36,380	36,414,998
CarMax Auto Owner Trust 2014-2 A3	0.98%		1/15/2019	81,625	81,807,677

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%		4/16/2018	$18,590	$18,672,270
Ford Credit Auto Owner Trust 2013-D A3	0.67%		4/15/2018	69,505	69,554,279
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%		6/15/2016	49,830	49,913,640
Hyundai Auto Receivables Trust 2014-B A3	0.90%		12/17/2018	69,825	69,946,077
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%		6/15/2015	47,662	47,669,576
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%		2/15/2016	10,274	10,284,310
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%		7/15/2016	45,680	45,761,082
Nissan Auto Lease Trust 2012-B A3	0.58%		11/16/2015	24,337	24,355,727
Nissan Auto Lease Trust 2013-A A3	0.61%		4/15/2016	12,637	12,657,529
Porsche Innovative Lease Owner Trust 2013-1 A3†	0.70%		8/22/2016	42,576	42,667,453
Santander Drive Auto Receivables Trust 2012-2 A3	1.22%		12/15/2015	1,838	1,838,174
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%		7/15/2016	21,144	21,150,443
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%		2/16/2016	160	160,185
Santander Drive Auto Receivables Trust 2013-1 A2	0.48%		2/16/2016	158	157,745
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%		6/15/2017	44,700	44,749,818
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%		3/15/2016	5,939	5,939,241
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	18,114	18,121,378
Santander Drive Auto Receivables Trust 2013-3 B	1.19%		5/15/2018	28,650	28,766,391
Santander Drive Auto Receivables Trust 2013-5 A3	0.82%		2/15/2018	48,208	48,338,933
Volkswagen Auto Lease Trust 2012-A A3	0.87%		7/20/2015	34,588	34,636,666
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%		1/20/2017	93,345	93,376,784
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%		4/20/2018	69,015	69,130,497
World Omni Auto Receivables Trust 2014-A A2	0.43%		5/15/2017	73,085	73,098,630
World Omni Automobile Lease Securitization Trust 2013-A A2A	0.73%		5/16/2016	29,448	29,514,734
Total					1,655,602,637

Credit Cards 1.58%
American Express Credit Account Master Trust 2012-3 B	0.651%	#	3/15/2018	21,700	21,686,806
American Express Credit Account Master Trust 2012-5 A	0.59%		5/15/2018	24,172	24,223,789
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	59,620	60,005,622
Chase Issuance Trust 2012-A3	0.79%		6/15/2017	43,000	43,181,998
Citibank Credit Card Issuance Trust 2013-A1	0.25%	#	4/24/2017	30,000	29,993,700
Citibank Omni Master Trust 2009-A14A†	2.901%	#	8/15/2018	91,335	91,834,420
Discover Card Execution Note Trust 2012-B3	0.601%	#	5/15/2018	67,800	67,947,058

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
Dryrock Issuance Trust 2012-1 A	0.301%	#	8/15/2017	$50,000	$49,994,500
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	40,750	40,778,973
GE Capital Credit Card Master Note Trust 2010-1 A	3.69%		3/15/2018	51,275	52,551,542
World Financial Network Credit Card Master Trust 2011-A	1.68%		8/15/2018	33,150	33,278,058
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	45,175	45,341,493
Total					560,817,959

Home Equity 0.33%
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1 A3	0.352%	#	1/25/2036	24,117	23,146,818
Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.312%	#	5/25/2036	24,642	22,617,625
Asset Backed Securities Corp. Home Equity Loan Trust Series RFC 2007-HE1 A3	0.242%	#	12/25/2036	5,805	5,758,493
Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.222%	#	12/25/2036	3,025	2,997,907
Home Equity Asset Trust 2006-6 2A2	0.262%	#	11/25/2036	5,389	5,383,401
Home Equity Asset Trust 2006-7 2A2	0.262%	#	1/25/2037	21,867	21,463,462
Home Equity Asset Trust 2006-8 2A2	0.262%	#	3/25/2037	20,634	20,311,884
Option One Mortgage Loan Trust 2005-1 A4	0.952%	#	2/25/2035	14,709	14,443,742
Total					116,123,332

Other 4.30%
AMAC CDO Funding I 2006-1A A1†	0.424%	#	11/23/2050	24,017	23,206,408
AMAC CDO Funding I 2006-1A A2†	0.449%	#	11/23/2050	17,908	16,587,523
AMAC CDO Funding I 2006-1A B†	0.529%	#	11/23/2050	12,500	11,203,125
Apidos CDO III Ltd. 2006-3A A2†	0.684%	#	6/12/2020	11,000	10,717,699
Arbor Realty Mortgage Securities LLC 2005-1A A1†	0.598%	#	4/21/2038	497	501,034
ARES CLO Ltd. 2007-3RA A2†	0.449%	#	4/16/2021	34,338	33,941,768
Avenue CLO VI Ltd. 2007-6A A2†	0.576%	#	7/17/2019	7,250	7,008,769
Babson CLO, Inc. 2006 I-1A B†	0.617%	#	7/15/2018	9,500	9,439,404
Babson CLO, Inc. 2007 I-1A A1†	0.453%	#	1/18/2021	13,543	13,290,373
Bridgeport CLO Ltd. 2006-1A A1†	0.478%	#	7/21/2020	8,862	8,713,670
Cent CDO Ltd. 2007-14A A2B†	0.557%	#	4/15/2021	15,000	14,133,375
Cerberus Onshore II CLO LLC 2013-1A A1†	2.227%	#	10/15/2023	40,000	40,110,932
CIFC Funding II Ltd. 2014-2A A1L†	1.725%	#	5/24/2026	34,100	34,068,386
CIT Mortgage Loan Trust 2007-1 2A2†	1.40%	#	10/25/2037	11,893	11,887,255
Cornerstone CLO Ltd. 2007-1A A1S†	0.447%	#	7/15/2021	30,000	29,295,813

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Divcore CLO 2013	4.051%		11/27/2032	$2,000	$2,002,500
Dryden VIII Leveraged Loan CDO 2005-8A C†	0.948%	#	5/22/2017	5,000	4,966,049
Fairway Loan Funding Co. 2006-1A A3L†	0.886%	#	10/17/2018	19,500	19,268,428
FBR Securitization Trust 2005-4 AV24	0.852%	#	10/25/2035	20,961	18,571,905
Fore CLO Ltd. 2007-1A A2†	0.678%	#	7/20/2019	9,775	9,476,154
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.715%	#	10/19/2025	23,550	23,350,077
Fortress Credit BSL Ltd. 2013-1A A†	1.408%	#	1/19/2025	10,600	10,492,121
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.535%	#	12/20/2020	6,000	5,881,879
Gannett Peak CLO Ltd. 2006-1A A1B†	0.498%	#	10/27/2020	2,283	2,276,787
Gannett Peak CLO Ltd. 2006-1A A2†	0.588%	#	10/27/2020	5,600	5,526,742
Gleneagles CLO Ltd. 2005-1A B†	0.775%	#	11/1/2017	15,600	15,208,134
Gramercy Real Estate CDO Ltd. 2007-1A A1†	0.504%	#	8/15/2056	29,975	26,078,072
Harch CLO III Ltd. 2007-1A B†	0.627%	#	4/17/2020	8,250	8,054,693
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	56,180	56,672,979
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	21,950	22,000,924
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	13,905	13,914,136
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	5,600	5,602,808
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	19,575	19,436,380
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	19,055	18,824,749
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	49,045	49,103,584
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	40,085	40,256,724
HLSS Servicer Advance Receivables Trust 2014-T1 BT1†	1.542%		1/17/2045	12,000	12,012,072
HLSS Servicer Advance Receivables Trust 2014-T2 AT2†	2.217%		1/15/2047	30,000	30,269,940
ING Investment Management CLO II Ltd. 2006-2A A1R†	0.485%	#	8/1/2020	10,132	10,097,722
Jasper CLO Ltd. 2005-1A A†	0.495%	#	8/1/2017	7,680	7,644,121
JFIN CLO Ltd. 2007-1A A2†	0.468%	#	7/20/2021	23,438	23,223,488
JFIN Revolver CLO Ltd. 2013-1A A†	1.497%	#	1/20/2021	40,500	40,376,896
Kingsland III Ltd. 2006-3A A1†	0.442%	#	8/24/2021	15,709	15,620,158
KKR Financial CLO Corp. 2006-1A C†	1.177%	#	8/25/2018	11,827	11,578,903

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
KKR Financial CLO Corp. 2007-1A A†	0.574%	#	5/15/2021	$45,686	$45,274,438
KKR Financial CLO Corp. 2007-1A B†	0.974%	#	5/15/2021	8,000	7,768,235
Landmark VII CDO Ltd. 2006-7A A3L†	0.977%	#	7/15/2018	9,500	9,268,231
Liberty CLO Ltd. 2005-1A A1C†	0.475%	#	11/1/2017	6,292	6,278,744
Meritage Mortgage Loan Trust 2004-2 M3	1.127%	#	1/25/2035	11,287	10,690,204
Morgan Stanley ABS Capital I 2006-HE1 A3	0.332%	#	1/25/2036	6,874	6,811,931
Mountain Capital CLO IV Ltd. 2005-4A A2L†	0.683%	#	3/15/2018	14,500	14,391,478
Mountain View CLO III Ltd. 2007-3A A1†	0.444%	#	4/16/2021	18,832	18,708,297
MT Wilson CLO II Ltd. 2007-2A A2†	0.568%	#	7/11/2020	7,287	7,065,612
Nationstar Mortgage Advance Receivables Trust 2013-T2A A2†	1.679%		6/20/2046	25,445	25,495,139
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	39,750	39,500,728
Nautique Funding Ltd. 2006-1A A1A†	0.477%	#	4/15/2020	26,015	25,779,432
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T2 AT2†	2.377%		3/15/2047	24,300	24,225,277
Nomura CRE CDO Ltd. 2007-2A A1A†	0.477%	#	5/21/2042	26,592	26,259,835
NorthStar Real Estate CDO Ltd. 2006-8A A1	0.442%	#	2/1/2041	15,975	15,376,260
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	0.512%	#	2/1/2041	11,000	9,680,000
Ocean Trails CLO I 2006-1A A1†	0.477%	#	10/12/2020	16,735	16,465,738
OHA Park Avenue CLO Ltd. 2007-1A A1B†	0.464%	#	3/14/2022	21,415	21,194,710
Race Point III CLO Ltd. 2006-3 A (Ireland)†(a)	0.487%	#	4/15/2020	20,540	20,405,322
Red River CLO Ltd. 1A A†	0.495%	#	7/27/2018	16,727	16,575,999
Saxon Asset Securities Trust 2006-3 A2	0.262%	#	10/25/2046	117	117,389
SLM Student Loan Trust 2006-4 A4	0.309%	#	4/25/2023	83	82,600
SLM Student Loan Trust 2010-A 2A†	3.401%	#	5/16/2044	54,435	57,950,647
SLM Student Loan Trust 2011-1 A1(b)	0.67%	#	3/25/2026	24,387	24,499,962
SLM Student Loan Trust 2011-B A1†	1.001%	#	12/16/2024	26,060	26,199,638
SLM Student Loan Trust 2012-A A1†	1.551%	#	8/15/2025	15,301	15,514,435
SLM Student Loan Trust 2012-C A1†	1.251%	#	8/15/2023	15,284	15,407,405
SLM Student Loan Trust 2012-E A1†	0.901%	#	10/16/2023	19,909	20,000,703
SLM Student Loan Trust 2013-B A1†	0.801%	#	7/15/2022	47,373	47,545,677
Stone Tower CLO V Ltd. 2006-5A A2B†	0.559%	#	7/16/2020	40,500	39,230,487
Stone Tower CLO VI Ltd. 2007-6A A2A†	0.446%	#	4/17/2021	22,500	22,065,750
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.546%	#	4/17/2021	4,411	4,193,248
Venture CDO Ltd. 2014-17A A†	1.705%	#	7/15/2026	31,000	30,885,300
Venture VIII CDO Ltd. 2007-8A A1A†	0.508%	#	7/22/2021	22,250	21,598,629
Westchester CLO Ltd. 2007-1A A1A†	0.45%	#	8/1/2022	32,904	32,551,507

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
WhiteHorse III Ltd. 2006-1A A1L†	0.495%	#	5/1/2018	$9,933	$9,906,990
Total					1,526,860,636
Total Asset-Backed Securities (cost $3,848,778,178)					3,859,404,564

CORPORATE BONDS 40.45%

Aerospace/Defense 0.02%
Exelis, Inc.	4.25%		10/1/2016	5,088	5,383,277
Litton Industries, Inc.	6.75%		4/15/2018	2,750	3,219,623
Total					8,602,900

Air Transportation 0.12%
Continental Airlines, Inc.	7.461%		10/1/2016	381	384,912
United Airlines, Inc.†	6.75%		9/15/2015	30,773	31,249,981
US Airways 2012-1 Class C Pass-Through Trust	9.125%		10/1/2015	9,773	10,359,527
Total					41,994,420

Apparel 0.01%
Perry Ellis International, Inc.	7.875%		4/1/2019	3,030	3,181,500

Auto Parts: Original Equipment 0.61%
Accuride Corp.	9.50%		8/1/2018	2,362	2,506,673
Continental Rubber of America Corp.†	4.50%		9/15/2019	106,561	113,487,465
Delphi Corp.	6.125%		5/15/2021	84,501	94,324,241
International Automotive Components Group SA (Luxembourg)†(a)	9.125%		6/1/2018	4,925	5,269,750
Total					215,588,129

Automotive 0.04%
Kia Motors Corp. (South Korea)†(a)	3.625%		6/14/2016	13,600	14,199,230

Banks: Money Center 1.01%
1Malaysia Sukuk Global Berhad (Malaysia)†(a)	3.928%		6/4/2015	13,575	14,024,333
Akbank TAS (Turkey)†(a)	3.875%		10/24/2017	7,850	8,014,850
Banco de Bogota SA (Colombia)†(a)	5.00%		1/15/2017	5,100	5,457,000
Banco de Credito del Peru (Peru)†(a)	4.75%		3/16/2016	9,900	10,518,750
Banco Nacional de Costa Rica (Costa Rica)†(a)	4.875%		11/1/2018	19,500	19,763,250
Bank of America Corp.	5.25%		12/1/2015	2,464	2,612,111
Bank of America Corp.	5.42%		3/15/2017	72,092	79,337,823
Bank of America Corp.	5.49%		3/15/2019	28,311	32,173,923
Bank of America Corp.	5.75%		8/15/2016	23,735	25,980,853
BBVA Banco Continental SA (Peru)†(a)	2.25%		7/29/2016	12,655	12,813,188

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Money Center (continued)
BBVA Banco Continental SA (Peru)†(a)	3.25%		4/8/2018		$11,600	$11,869,120
Export-Import Bank of Korea (South Korea)(a)	0.977%	#	1/14/2017		11,250	11,318,456
Export-Import Bank of Korea (South Korea)(a)	1.083%	#	9/17/2016		6,100	6,141,431
Export-Import Bank of Korea (South Korea)(a)	3.75%		10/20/2016		6,675	7,101,105
Santander Bank NA	8.75%		5/30/2018		750	914,961
Wilmington Trust Corp.	8.50%		4/2/2018		10,931	13,309,301
Zions Bancorporation	4.00%		6/20/2016		23,625	24,794,816
Zions Bancorporation	4.50%		3/27/2017		54,403	58,116,331
Zions Bancorporation	5.50%		11/16/2015		3,755	3,952,209
Zions Bancorporation	7.75%		9/23/2014		8,399	8,565,241
Total						356,779,052

Banks: Regional 3.92%
Associated Banc-Corp.	5.125%		3/28/2016		69,516	74,029,743
Banco de Costa Rica (Costa Rica)†(a)	5.25%		8/12/2018		8,600	8,761,250
Banco de Credito e Inversiones (Chile)†(a)	3.00%		9/13/2017		12,800	13,123,392
Banco del Estado de Chile (Chile)†(a)	2.00%		11/9/2017		34,000	34,349,418
Banco del Estado de Chile COD	2.03%		4/2/2015		7,900	7,996,491
Banco do Brasil SA	3.875%		1/23/2017		24,800	25,792,000
Banco Santander Chile (Chile)†(a)	2.109%	#	6/7/2018		24,000	24,492,000
Bangkok Bank PCL (Hong Kong)†(a)	3.30%		10/3/2018		11,000	11,206,283
Bank of America Corp.	5.45%		7/15/2014		3,607	3,628,718
Bank of America Corp.	5.70%		5/2/2017		20,442	22,697,366
Bank of America Corp.	10.20%		7/15/2015		12,006	13,150,472
Bank of America NA	0.513%	#	6/15/2016		2,000	1,984,142
Bank of America NA	5.30%		3/15/2017		113,341	124,983,387
Bank of America NA	6.10%		6/15/2017		19,481	22,037,745
Bank of Nova Scotia (Canada)†(a)	2.15%		8/3/2016		28,950	29,885,288
BBVA Bancomer SA†	4.50%		3/10/2016		9,800	10,363,500
Citigroup, Inc.	0.505%	#	6/9/2016		24,324	24,065,144
Citigroup, Inc.	5.00%		9/15/2014		157,730	159,678,596
Citigroup, Inc.	5.50%		2/15/2017		81,908	90,528,817
Comerica Bank	8.375%		7/15/2024		1,000	1,009,026
Discover Bank	8.70%		11/18/2019		23,473	29,912,090
Fifth Third Bancorp	5.45%		1/15/2017		5,965	6,572,684
First Midwest Bancorp, Inc.	5.875%		11/22/2016		14,875	16,182,974
Goldman Sachs Group, Inc. (The)	2.227%	#	8/24/2016		3,350	3,428,926
Goldman Sachs Group, Inc. (The)	5.625%		1/15/2017		67,847	75,043,803
HBOS Capital Funding LP (United Kindgom)†(a)	6.071%		—	(c)	14,343	14,360,929

148	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
HBOS plc (United Kingdom)†(a)	6.75%		5/21/2018	$83,893	$97,002,540
ING Bank NV (Netherlands)†(a)	5.125%		5/1/2015	8,350	8,649,982
Korea Development Bank (The) (South Korea)(a)	0.853%	#	1/22/2017	23,100	23,142,643
Macquarie Bank Ltd. (Australia)†(a)	5.00%		2/22/2017	6,055	6,635,190
Morgan Stanley	3.00%		8/30/2015	2,250	2,306,684
Morgan Stanley	3.00%		8/31/2015	3,622	3,703,495
Morgan Stanley	7.30%		5/13/2019	40,800	49,908,804
National Savings Bank (Sri Lanka)(a)	8.875%		9/18/2018	15,800	17,873,750
PNC Funding Corp.	5.625%		2/1/2017	5,460	6,060,900
Provident Funding Associates LP/PFG Finance Corp.†	10.125%		2/15/2019	397	434,715
Regions Financial Corp.	2.00%		5/15/2018	28,584	28,538,266
Regions Financial Corp.	5.75%		6/15/2015	3,240	3,399,716
Regions Financial Corp.	7.75%		11/10/2014	25,915	26,696,182
Royal Bank of Scotland Group plc (United Kingdom)(a)	1.875%		3/31/2017	14,625	14,754,563
Royal Bank of Scotland Group plc (United Kingdom)(a)	2.55%		9/18/2015	2,250	2,298,825
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(a)	5.298%		12/27/2017	13,800	14,093,940
Sberbank via SB Capital SA (Russia)†(a)	4.95%		2/7/2017	11,800	12,307,400
Sberbank via SB Capital SA (Russia)(a)	5.40%		3/24/2017	4,900	5,138,875
Sberbank via SB Capital SA (Russia)†(a)	5.50%		2/26/2024	11,750	11,391,625
Standard Chartered Bank (United Kingdom)†(a)	6.40%		9/26/2017	39,371	44,894,633
Swedbank Hypotek AB (Sweden)†(a)	2.95%		3/28/2016	33,630	35,097,075
Synovus Financial Corp.	7.875%		2/15/2019	32,603	37,574,957
Turkiye Garanti Bankasi AS (Turkey)†(a)	4.75%		10/17/2019	9,800	10,051,860
Turkiye Halk Bankasi AS (Turkey)†(a)(d)	4.75%		6/4/2019	9,500	9,598,420
Turkiye Halk Bankasi AS (Turkey)†(a)	4.875%		7/19/2017	9,800	10,174,164
Turkiye Vakiflar Bankasi Tao (Turkey)†(a)	3.75%		4/15/2018	6,700	6,621,610
Turkiye Vakiflar Bankasi Tao (Turkey)†(a)	5.00%		10/31/2018	19,500	19,967,025
Turkiye Vakiflar Bankasi Tao (Turkey)†(a)	5.75%		4/24/2017	10,000	10,580,000
Valley National Bank	5.00%		7/15/2015	3,350	3,463,367
Vnesheconombank via VEB Finance plc (Ireland)†(a)	4.224%		11/21/2018	9,800	9,555,000
VTB Bank OJSC via VTB Capital SA (Luxembourg)†(a)	6.00%		4/12/2017	7,800	8,112,000
Total					1,389,292,390

See Notes to Financial Statements.	149

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Biotechnology Research & Production 0.26%
Amgen, Inc.	0.608%	#	5/22/2017	$39,845	$39,897,954
STHI Holding Corp.†	8.00%		3/15/2018	50,505	53,724,694
Total					93,622,648

Broadcasting 0.03%
Cox Communications, Inc.†	6.25%		6/1/2018	7,872	9,011,858

Brokers 0.49%
Jefferies Group LLC	5.125%		4/13/2018	20,290	22,328,374
Jefferies Group LLC	5.50%		3/15/2016	9,315	10,024,160
Jefferies Group LLC	5.875%		6/8/2014	9,675	9,680,960
Jefferies Group LLC	8.50%		7/15/2019	69,440	86,866,107
Raymond James Financial, Inc.	8.60%		8/15/2019	34,154	43,514,792
Total					172,414,393

Building Materials 0.26%
Ainsworth Lumber Co. Ltd. (Canada)†(a)	7.50%		12/15/2017	8,260	8,734,950
Associated Materials LLC/AMH New Finance, Inc.	9.125%		11/1/2017	15,349	16,039,705
Building Materials Corp. of America†	7.00%		2/15/2020	70	74,900
Cemex SAB de CV (Mexico)†(a)	4.977%	#	10/15/2018	12,000	12,930,000
Cemex SAB de CV (Mexico)†(a)	9.00%		1/11/2018	19,500	21,157,500
Cimento Tupi SA (Brazil)†(a)	9.75%		5/11/2018	6,225	6,450,656
Owens Corning, Inc.	6.50%		12/1/2016	3,578	3,998,694
Owens Corning, Inc.	9.00%		6/15/2019	18,882	23,830,595
Total					93,217,000

Business Services 0.61%
Alliance Data Systems Corp.†	5.25%		12/1/2017	36,575	38,586,625
Alliance Data Systems Corp.†	6.375%		4/1/2020	10,796	11,470,750
Ceridian LLC/Comdata, Inc.†(d)	8.125%		11/15/2017	7,023	7,110,788
Expedia, Inc.	7.456%		8/15/2018	9,548	11,341,200
Iron Mountain, Inc.	8.375%		8/15/2021	26,642	28,107,310
Jaguar Holding Co. I PIK†	9.375%		10/15/2017	40,350	42,165,750
Korea Expressway Corp. (South Korea)†(a)	1.625%		4/28/2017	19,800	19,845,322
NES Rentals Holdings, Inc.†	7.875%		5/1/2018	19,595	20,966,650
Wyle Services Corp.†	10.50%		4/1/2018	36,191	38,248,458
Total					217,842,853

Chemicals 0.39%
CF Industries, Inc.	6.875%		5/1/2018	15,531	18,394,140
CF Industries, Inc.	7.125%		5/1/2020	19,219	23,537,125

150	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)
Ineos Finance plc (United Kingdom)†(a)	7.50%	5/1/2020	$18,300	$20,061,375
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	38,517	40,748,675
Nufarm Australia Ltd. (Australia)†(a)	6.375%	10/15/2019	9,975	10,411,406
Sibur Securities Ltd. (Ireland)†(a)	3.914%	1/31/2018	10,800	10,206,000
Yara International ASA (Norway)†(a)	7.875%	6/11/2019	12,855	15,800,556
Total				139,159,277

Coal 0.33%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	45,462	49,098,960
CONSOL Energy, Inc.	8.25%	4/1/2020	10,977	11,992,373
Penn Virginia Corp.	7.25%	4/15/2019	52,437	55,189,942
Total				116,281,275

Communications & Media 0.20%
Digicel Ltd. (Jamaica)†(a)	8.25%	9/1/2017	69,707	72,495,280

Computer Service 0.19%
Ceridian Corp.	11.25%	11/15/2015	68,092	68,694,614
Ceridian Corp. PIK	12.25%	11/15/2015	464	467,996
Total				69,162,610

Computer Software 0.31%
Aspect Software, Inc.	10.625%	5/15/2017	40,310	42,577,438
Brocade Communications Systems, Inc.	6.875%	1/15/2020	23,188	24,753,190
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	1,960	2,175,600
SRA International, Inc.	11.00%	10/1/2019	1,050	1,118,250
SunGard Data Systems, Inc.	7.375%	11/15/2018	35,288	37,405,280
SunGard Data Systems, Inc.	7.625%	11/15/2020	1,365	1,503,206
Total				109,532,964

Consumer Products 0.17%
Avon Products, Inc.	2.375%	3/15/2016	23,740	24,114,688
Avon Products, Inc.	4.60%	3/15/2020	12,507	12,954,025
Avon Products, Inc.	6.50%	3/1/2019	20,880	23,320,622
Total				60,389,335

Containers 0.12%
BOE Intermediate Holding Corp. PIK†	9.00%	11/1/2017	5,925	6,150,891
BWAY Holding Co.	10.00%	6/15/2018	16,468	17,353,155
Tekni-Plex, Inc.†	9.75%	6/1/2019	16,877	18,944,432
Total				42,448,478

See Notes to Financial Statements.	151

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Copper 0.01%
Southern Copper Corp.	6.375%	7/27/2015	$4,400	$4,667,960

Data Product, Equipment & Communications 0.58%
Fidelity National Information Services, Inc.	5.00%	3/15/2022	17,229	18,157,919
Fidelity National Information Services, Inc.	7.875%	7/15/2020	174,376	185,891,965
Total				204,049,884

Diversified 0.21%
Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	64,413	66,586,939
Bombardier, Inc. (Canada)†(a)	7.75%	3/15/2020	6,433	7,301,455
Total				73,888,394

Drugs 1.67%
Capsugel SA PIK (Luxembourg)†(a)	7.00%	5/15/2019	25,189	25,928,927
CFR International SpA (Chile)†(a)	5.125%	12/6/2022	42,001	46,096,265
Hospira, Inc.	6.05%	3/30/2017	55,365	61,369,279
Mylan, Inc.†	6.00%	11/15/2018	124,841	131,070,566
Mylan, Inc.†	7.875%	7/15/2020	144,544	160,937,458
Warner Chilcott Co. LLC/Warner Chilcott
Finance LLC	7.75%	9/15/2018	156,532	165,728,255
Total				591,130,750

Electric: Power 0.97%
Astoria Depositor Corp.†	7.902%	5/1/2021	9,126	9,582,683
Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	9,675	10,641,213
Cleveland Electric Illuminating Co. (The)	8.875%	11/15/2018	6,393	8,184,382
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	42,831	45,217,329
Entergy Corp.	3.625%	9/15/2015	5,025	5,194,780
Entergy Corp.	4.70%	1/15/2017	53,913	58,372,252
Exelon Generation Co. LLC	5.20%	10/1/2019	26,364	29,804,001
Indiantown Cogeneration LP	9.77%	12/15/2020	23,001	26,381,356
Metropolitan Edison Co.	7.70%	1/15/2019	9,715	11,959,272
North American Energy Alliance LLC/North
American Energy Alliance Finance Corp.	10.875%	6/1/2016	29,220	30,023,550
Pennsylvania Electric Co.	6.05%	9/1/2017	2,074	2,286,628
Pepco Holdings, Inc.	2.70%	10/1/2015	4,095	4,186,753
PPL WEM Holdings Ltd. (United Kingdom)†(a)	3.90%	5/1/2016	76,510	80,435,269
Red Oak Power LLC	8.54%	11/30/2019	20,447	21,878,458
Total				344,147,926

152	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 0.01%
STATS ChipPAC Ltd. (Singapore)†(a)	4.50%	3/20/2018	$3,000	$3,031,500

Electronics 0.14%
Jabil Circuit, Inc.	7.75%	7/15/2016	20,458	23,322,120
Jabil Circuit, Inc.	8.25%	3/15/2018	23,485	28,064,575
Total				51,386,695

Energy Equipment & Services 0.80%
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	101,150	114,644,017
Energy Transfer Partners LP	9.00%	4/15/2019	92,433	119,134,583
Energy Transfer Partners LP	9.70%	3/15/2019	38,442	50,406,995
Total				284,185,595

Engineering & Contracting Services 0.34%
Andrade Gutierrez International SA (Luxembourg)†(a)	4.00%	4/30/2018	5,000	5,050,000
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	24,248	23,156,840
URS Corp.	3.85%	4/1/2017	89,656	93,778,024
Total				121,984,864

Entertainment 0.66%
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	71,428	75,713,680
CCO Holdings LLC/CCO Holdings Capital Corp.	7.25%	10/30/2017	315	334,294
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	525	573,562
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	9.125%	8/1/2018	150	158,813
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	25,585	26,656,372
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	26,128	28,544,840
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	24,857	27,839,840
Seminole Indian Tribe of Florida†	7.804%	10/1/2020	8,415	9,508,950
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	22,950	25,818,750
Vail Resorts, Inc.	6.50%	5/1/2019	29,961	31,552,678
WMG Holdings Corp.†	13.75%	10/1/2019	1,400	1,687,000
WMG Holdings Corp.	13.75%	10/1/2019	6,022	7,256,510
Total				235,645,289

Environmental Services 0.00%
EnergySolutions, Inc./EnergySolutions LLC	10.75%	8/15/2018	800	857,160

See Notes to Financial Statements.	153

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services 2.40%
Air Lease Corp.	3.375%		1/15/2019	$88,200	$90,846,000
Air Lease Corp.	5.625%		4/1/2017	129,564	142,844,310
Alfa Bank OJSC Via Alfa Bond Issuance plc (Ireland)†(a)	7.875%		9/25/2017	25,700	27,884,500
Banco Bradesco SA†	4.50%		1/12/2017	9,100	9,577,750
Bank of America Corp.	7.75%		8/15/2015	8,223	8,878,324
Bank of America Corp.	7.80%		9/15/2016	51,172	58,417,443
DTEK Finance plc (United Kingdom)†(a)	7.875%		4/4/2018	14,530	12,205,200
Dun & Bradstreet Corp. (The)	2.875%		11/15/2015	2,450	2,517,512
Dun & Bradstreet Corp. (The)	3.25%		12/1/2017	34,357	35,700,874
Graton Economic Development Authority†	9.625%		9/1/2019	30,765	35,149,013
Hyundai Capital Services, Inc. (South Korea)†(a)	6.00%		5/5/2015	3,780	3,959,206
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%		10/1/2017	8,823	9,595,013
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%		12/1/2020	12,475	13,379,438
Lloyds Bank plc (United Kingdom)(a)	9.875%		12/16/2021	14,695	17,494,691
Macquarie Group Ltd. (Australia)†(a)	6.00%		1/14/2020	10,922	12,389,545
Macquarie Group Ltd. (Australia)†(a)	7.625%		8/13/2019	6,526	7,934,167
MU Finance plc (United Kingdom)†(a)	8.375%		2/1/2017	56,963	59,668,464
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%		10/1/2020	4,590	4,658,850
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%		5/1/2019	58,800	64,827,000
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%		9/1/2018	40,400	44,137,000
Rosneft Finance SA (Luxembourg)†(a)	6.25%		2/2/2015	9,500	9,701,875
SteelRiver Transmission Co. LLC†	4.71%		6/30/2017	20,501	21,749,473
Utility Contract Funding LLC†	7.944%		10/1/2016	19,300	21,029,250
Western Union Co. (The)	1.227%	#	8/21/2015	28,950	29,142,633
Western Union Co. (The)	2.875%		12/10/2017	79,269	81,906,042
Western Union Co. (The)	3.35%		5/22/2019	24,500	25,140,896
Total					850,734,469

Financial: Miscellaneous 0.52%
Fondo MIVIVIENDA SA (Peru)†(a)	3.375%		4/2/2019	6,055	6,145,825
Hercules Offshore, Inc.†	10.25%		4/1/2019	30,981	34,543,815
Kayne Anderson MLP Investment Co.†	1.485%	#	8/19/2016	59,800	59,963,972
Kayne Anderson MLP Investment Co.	1.485%	#	8/19/2016	30,050	30,132,006
NASDAQ OMX Group, Inc. (The)	5.25%		1/16/2018	21,410	23,665,929
SLM Corp.	8.00%		3/25/2020	24,525	28,387,687
Turkiye Garanti Bankasi AS (Turkey)†(a)	2.728%	#	4/20/2016	2,500	2,487,500
Total					185,326,734

154	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food 0.79%
Big Heart Pet Brands	7.625%		2/15/2019	$58,165	$60,637,012
Minerva Luxembourg SA (Luxembourg)†(a)	12.25%		2/10/2022	4,820	5,488,775
Mondelez International, Inc.	0.745%	#	2/1/2019	22,500	22,474,733
NBTY, Inc.	9.00%		10/1/2018	400	426,600
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%		5/1/2021	32,062	32,502,853
Southern States Cooperative, Inc.†	10.00%		8/15/2021	13,000	13,065,000
US Foods, Inc.	8.50%		6/30/2019	114,095	122,595,077
Want Want China Finance Ltd. (China)†(a)	1.875%		5/14/2018	24,300	23,822,821
Total					281,012,871

Gaming 0.30%
CCM Merger, Inc.†	9.125%		5/1/2019	33,110	35,593,250
Mohegan Tribal Gaming Authority†	11.00%		9/15/2018	55,670	55,496,031
Pinnacle Entertainment, Inc.	7.50%		4/15/2021	5,362	5,811,068
Pinnacle Entertainment, Inc.	8.75%		5/15/2020	7,507	8,238,932
Total					105,139,281

Health Care 0.06%
VWR Funding, Inc.†	10.75%		6/30/2017	21,460	21,540,707

Health Care Products 0.57%
Biomet, Inc.	6.50%		8/1/2020	54,669	59,589,210
Biomet, Inc.	6.50%		10/1/2020	62,153	67,125,240
Edwards Lifesciences Corp.	2.875%		10/15/2018	73,741	75,762,093
Total					202,476,543

Health Care Services 1.00%
CHS/Community Health Systems, Inc.	8.00%		11/15/2019	13,389	14,727,900
DaVita HealthCare Partners, Inc.	6.375%		11/1/2018	16,194	17,023,943
DaVita HealthCare Partners, Inc.	6.625%		11/1/2020	6,795	7,270,650
Emdeon, Inc.	11.00%		12/31/2019	20,840	24,174,400
HCA Holdings, Inc.	7.75%		5/15/2021	1,768	1,951,430
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%		5/15/2019	40,267	43,035,356
Omega Healthcare Investors, Inc.	6.75%		10/15/2022	129,249	140,558,288
Omega Healthcare Investors, Inc.	7.50%		2/15/2020	79,023	85,107,771
Senior Housing Properties Trust	3.25%		5/1/2019	19,420	19,771,793
Total					353,621,531

See Notes to Financial Statements.	155

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.19%
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	$64,090	$67,054,162

Industrial Products 0.16%
Mueller Water Products, Inc.	7.375%	6/1/2017	44,166	45,049,320
PPL WW Holdings Ltd. (United Kingdom)†(a)	7.25%	12/15/2017	9,185	10,643,293
Total				55,692,613

Insurance 0.27%
CNO Financial Group, Inc.†	6.375%	10/1/2020	1,600	1,744,000
Fidelity National Financial, Inc.	6.60%	5/15/2017	26,492	30,001,077
UnumProvident Finance Co. plc (United Kingdom)†(a)	6.85%	11/15/2015	434	469,184
Willis Group Holdings plc (United Kingdom)(a)	4.125%	3/15/2016	33,455	35,116,844
Willis North America, Inc.	6.20%	3/28/2017	24,711	27,293,497
Total				94,624,602

Investment Management Companies 0.96%
Ares Capital Corp.	4.875%	11/30/2018	74,425	78,618,625
Grupo Aval Ltd.†	5.25%	2/1/2017	12,800	13,696,000
Lazard Group LLC	6.85%	6/15/2017	58,016	66,171,077
Leucadia National Corp.	8.125%	9/15/2015	22,259	24,184,404
Nuveen Investments, Inc.	5.50%	9/15/2015	18,810	19,515,375
Nuveen Investments, Inc.†	9.125%	10/15/2017	123,758	134,896,220
Oaktree Capital Management LP†	6.75%	12/2/2019	2,900	3,393,882
Total				340,475,583

Jewelry, Watches & Gemstones 0.04%
ALROSA Finance SA (Luxembourg)†(a)	8.875%	11/17/2014	13,943	14,327,966

Leasing 0.30%
Aviation Capital Group Corp.†	3.875%	9/27/2016	7,975	8,260,218
Aviation Capital Group Corp.†	4.625%	1/31/2018	25,865	27,194,254
International Lease Finance Corp.†	7.125%	9/1/2018	54,680	63,497,150
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	6,550	6,730,125
Total				105,681,747

Leisure 0.08%
Royal Caribbean Cruises Ltd.	7.25%	3/15/2018	3,839	4,472,435
Seneca Gaming Corp.†	8.25%	12/1/2018	23,318	24,950,260
Total				29,422,695

156	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging 1.30%
Grupo Posadas SAB de CV (Mexico)†(a)	7.875%	11/30/2017	$24,094	$24,997,525
Host Hotels & Resorts LP	5.875%	6/15/2019	164,711	177,940,423
Host Hotels & Resorts LP	6.00%	11/1/2020	191,023	209,145,925
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,825	4,468,503
Studio City Finance Ltd. (Hong Kong)†(a)	8.50%	12/1/2020	38,885	43,259,562
Total				459,811,938

Machinery: Agricultural 0.61%
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	24,417	25,490,127
Camposol SA (Peru)†(a)	9.875%	2/2/2017	990	1,026,907
Lorillard Tobacco Co.	6.875%	5/1/2020	46,539	56,144,696
Lorillard Tobacco Co.	8.125%	6/23/2019	95,074	119,166,988
MHP SA (Ukraine)†(a)	10.25%	4/29/2015	13,202	13,468,680
Total				215,297,398

Machinery: Industrial/Specialty 0.00%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	1,000	1,117,500

Machinery: Oil Well Equipment & Services 0.06%
National Oilwell Varco, Inc.	6.125%	8/15/2015	20,320	20,343,795

Manufacturing 0.08%
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	7,800	8,580,000
TransDigm, Inc.	7.75%	12/15/2018	17,400	18,726,750
Total				27,306,750

Media 0.28%
Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	4,000	4,250,000
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	14,928	16,794,000
LIN Television Corp.	8.375%	4/15/2018	4,726	5,003,653
Nara Cable Funding Ltd. (Ireland)†(a)	8.875%	12/1/2018	3,100	3,348,000
NET Servicos de Comunicacao SA (Brazil)(a)	7.50%	1/27/2020	26,663	28,896,026
Sirius XM Holdings, Inc.†	5.25%	8/15/2022	4,860	5,273,100
Videotron Ltd (Canada)(a)	9.125%	4/15/2018	1,476	1,531,350
Videotron Ltee (Canada)(a)	6.375%	12/15/2015	1,448	1,452,525
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%	7/15/2019	23,028	25,964,070
WideOpenWest Finance LLC/WideOpenWest Capital Corp.†	10.25%	7/15/2019	6,860	7,734,650
Total				100,247,374

See Notes to Financial Statements.	157

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Merchandising 0.01%
Kemet Corp.	10.50%		5/1/2018	$3,725	$3,957,813

Metal Fabricating 0.03%
Glencore Canada Corp. (Canada)(a)	5.50%		6/15/2017	7,605	8,385,600
Glencore Canada Corp. (Canada)(a)	6.00%		10/15/2015	1,975	2,105,253
Total					10,490,853

Metals & Minerals: Miscellaneous 1.06%
Anglo American Capital plc (United Kingdom)†(a)	1.176%	#	4/15/2016	11,250	11,292,581
Compass Minerals International, Inc.	8.00%		6/1/2019	17,658	18,419,943
Corp. Nacional del Cobre de Chile (Chile)†(a)	4.75%		10/15/2014	22,376	22,699,960
IAMGOLD Corp. (Canada)†(a)	6.75%		10/1/2020	20,000	17,900,000
KGHM International Ltd. (Canada)†(a)	7.75%		6/15/2019	17,716	19,088,990
Kinross Gold Corp. (Canada)(a)	3.625%		9/1/2016	71,562	74,573,114
New Gold, Inc. (Canada)†(a)	7.00%		4/15/2020	38,550	40,911,188
Xstrata Finance Canada Ltd. (Canada)†(a)	2.05%		10/23/2015	66,671	67,592,193
Xstrata Finance Canada Ltd. (Canada)†(a)	2.70%		10/25/2017	14,884	15,242,228
Xstrata Finance Canada Ltd. (Canada)†(a)	2.85%		11/10/2014	48,019	48,428,650
Xstrata Finance Canada Ltd. (Canada)†(a)	3.60%		1/15/2017	31,100	32,626,357
Xstrata Finance Canada Ltd. (Canada)†(a)	5.80%		11/15/2016	5,914	6,531,333
Total					375,306,537

Miscellaneous 0.02%
Marfrig Holding Europe BV (Netherlands)†(a)	9.875%		7/24/2017	5,836	6,477,960

Natural Gas 0.07%
Sabine Pass LNG LP	6.50%		11/1/2020	16,055	17,218,988
SourceGas LLC†	5.90%		4/1/2017	3,180	3,370,949
Southern Star Central Gas Pipeline, Inc.†	6.00%		6/1/2016	2,965	3,201,909
Total					23,791,846

Oil 3.14%
Afren plc (United Kingdom)†(a)	6.625%		12/9/2020	8,300	8,482,600
Afren plc (United Kingdom)†(a)	10.25%		4/8/2019	11,300	12,825,500
Afren plc (United Kingdom)†(a)	11.50%		2/1/2016	17,250	19,406,250
Alliance Oil Co., Ltd. (Russia)†(a)	9.875%		3/11/2015	24,300	24,968,250
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%		10/15/2020	20,088	22,046,580
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%		5/15/2019	16,408	20,236,068
Chaparral Energy, Inc.	8.25%		9/1/2021	18,815	20,649,463
Chaparral Energy, Inc.	9.875%		10/1/2020	32,757	37,179,195

158	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
CNPC General Capital Ltd. (China)†(a)	1.125%	#	5/14/2017	$27,800	$27,900,302
CNPC General Capital Ltd. (China)†(a)	1.45%		4/16/2016	16,600	16,669,255
CNPC General Capital Ltd. (China)†(a)	2.75%		4/19/2017	9,800	10,079,623
Continental Resources, Inc.	7.125%		4/1/2021	62,718	71,263,327
Continental Resources, Inc.	7.375%		10/1/2020	61,651	68,817,929
Continental Resources, Inc.	8.25%		10/1/2019	52,222	55,812,262
DCP Midstream LLC†	9.75%		3/15/2019	33,859	43,645,572
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	2.803%		12/30/2016	10,000	10,101,900
Ecopetrol SA (Colombia)(a)	4.25%		9/18/2018	9,500	10,188,750
Enbridge, Inc. (Canada)(a)(d)	0.677%	#	6/2/2017	9,450	9,451,399
Enbridge, Inc. (Canada)(a)	0.883%	#	10/1/2016	2,650	2,663,793
Energy XXI Gulf Coast, Inc.	7.75%		6/15/2019	33,178	35,915,185
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%		5/23/2016	18,000	18,815,400
Gulf South Pipeline Co. LP†	6.30%		8/15/2017	850	946,329
Harvest Operations Corp. (Canada)†(a)	2.125%		5/14/2018	4,800	4,824,230
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%		4/15/2021	28,599	31,423,151
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%		2/15/2020	46,335	49,925,963
KazMunaiGas National Co. (Kazakhstan)†(a)	11.75%		1/23/2015	4,900	5,211,983
Kodiak Oil & Gas Corp.	8.125%		12/1/2019	47,468	52,926,820
LUKOIL International Finance BV (Netherlands)†(a)	3.416%		4/24/2018	13,800	13,579,200
LUKOIL International Finance BV (Netherlands)†(a)	6.375%		11/5/2014	28,166	28,729,320
MEG Energy Corp. (Canada)†(a)	6.50%		3/15/2021	14,250	15,158,438
Naftogaz of Ukraine NJSC (Ukraine)(a)	9.50%		9/30/2014	13,600	13,073,000
Noble Holding International Ltd.	3.45%		8/1/2015	1,750	1,805,143
Pacific Drilling SA (Luxembourg)(a)	8.25%		2/23/2015	31,150	32,473,875
Panhandle Eastern Pipeline Co. LP	7.00%		6/15/2018	6,800	7,900,396
Panhandle Eastern Pipeline Co. LP	8.125%		6/1/2019	909	1,112,503
Petroleos de Venezuela SA (Venezuela)(a)	4.90%		10/28/2014	14,500	14,347,750
Petroleos de Venezuela SA (Venezuela)(a)	5.25%		4/12/2017	3,250	2,717,000
Petroleos de Venezuela SA (Venezuela)†(a)	8.50%		11/2/2017	5,000	4,612,500
Petroleos Mexicanos (Mexico)†(a)	3.125%		1/23/2019	29,400	30,355,500
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%		8/12/2014	26,700	26,891,145
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.50%		9/30/2014	18,550	18,843,090
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.832%		9/30/2016	7,392	7,872,480
Rosneft Finance SA (Luxembourg)†(a)	7.875%		3/13/2018	39,075	44,350,125
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(a)	3.149%		3/6/2017	35,700	35,610,750

See Notes to Financial Statements.	159

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Seadrill Ltd.†	6.125%		9/15/2017	$21,030	$22,134,075
Sinopec Capital 2013 Ltd.†	1.25%		4/24/2016	9,600	9,617,050
Sinopec Group Overseas Development 2013 Ltd.†	2.50%		10/17/2018	19,500	19,687,649
Sinopec Group Overseas Development 2014 Ltd.†	1.007%	#	4/10/2017	30,900	30,904,419
Woodside Finance Ltd. (Australia)†(a)	4.50%		11/10/2014	39,788	40,431,372
Total					1,114,583,859

Oil: Crude Producers 2.60%
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	8.70%		8/7/2018	1,800	2,126,160
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	7.75%		4/1/2019	38,916	41,834,700
Crosstex Energy LP/Crosstex Energy Finance Corp.	7.125%		6/1/2022	88,813	103,578,161
Enable Oklahoma Intrastate Transmission LLC†	6.875%		7/15/2014	7,535	7,580,866
Enbridge Energy Partners LP	6.50%		4/15/2018	3,025	3,525,913
Enbridge Energy Partners LP	9.875%		3/1/2019	40,712	53,922,189
Forest Oil Corp.	7.25%		6/15/2019	27,646	27,646,000
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%		12/15/2018	9,128	9,789,780
Gulfstream Natural Gas System LLC†	5.56%		11/1/2015	1,000	1,061,231
Midcontinent Express Pipeline LLC†	5.45%		9/15/2014	41,295	41,654,101
Midcontinent Express Pipeline LLC†	6.70%		9/15/2019	10,420	11,367,188
OGX Austria GmbH (Austria)†(a)(e)	8.50%		6/1/2018	31,150	1,674,313
Pacific Rubiales Energy Corp. (Canada)†(a)	5.375%		1/26/2019	29,200	30,477,500
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.375%		6/1/2020	34,597	39,354,088
Plains Exploration & Production Co.	6.125%		6/15/2019	22,275	24,641,719
Plains Exploration & Production Co.	6.50%		11/15/2020	30,387	33,881,505
Plains Exploration & Production Co.	6.625%		5/1/2021	50,587	56,657,440
Plains Exploration & Production Co.	7.625%		4/1/2020	140,862	154,948,200
Plains Exploration & Production Co.	8.625%		10/15/2019	73,809	79,529,197
Range Resources Corp.	8.00%		5/15/2019	1,750	1,826,353
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%		12/1/2018	16,295	17,272,700
Southeast Supply Header LLC†	4.85%		8/15/2014	78,057	78,637,978
Southern Star Central Corp.	6.75%		3/1/2016	1,748	1,752,370
Southern Star Central Corp.†	6.75%		3/1/2016	26,200	26,265,500
Sunoco Logistics Partners Operations LP	6.125%		5/15/2016	2,900	3,092,082
Sunoco, Inc.	5.75%		1/15/2017	12,908	14,262,294
W&T Offshore, Inc.	8.50%		6/15/2019	48,513	52,757,887
Total					921,117,415

160	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.90%
Basic Energy Services, Inc.	7.75%		2/15/2019	$5,850	$6,274,125
Buckeye Partners LP	2.65%		11/15/2018	14,650	14,690,727
Buckeye Partners LP	6.05%		1/15/2018	8,570	9,747,612
Carrizo Oil & Gas, Inc.	8.625%		10/15/2018	6,390	6,821,325
El Paso Pipeline Partners Operating Co. LLC	4.10%		11/15/2015	1,160	1,216,682
El Paso Pipeline Partners Operating Co. LLC	6.50%		4/1/2020	26,050	30,778,935
Kinder Morgan Energy Partners LP	9.00%		2/1/2019	15,317	19,815,343
Korea National Oil Corp. (South Korea)†(a)	2.75%		1/23/2019	19,700	20,217,657
Korea National Oil Corp. (South Korea)†(a)	2.875%		11/9/2015	30,455	31,339,078
Korea National Oil Corp. (South Korea)†(a)	5.375%		7/30/2014	18,000	18,139,914
Newfield Exploration Co.	6.875%		2/1/2020	65,483	69,903,102
Newfield Exploration Co.	7.125%		5/15/2018	24,982	25,762,688
Pioneer Energy Services Corp.	9.875%		3/15/2018	9,454	9,962,625
Rowan Cos., Inc.	7.875%		8/1/2019	30,676	37,768,015
Texas Gas Transmission LLC	4.60%		6/1/2015	16,560	17,186,531
Total					319,624,359

Oil: Integrated International 1.56%
Petrobras Global Finance BV (Netherlands)(a)	1.849%	#	5/20/2016	24,300	24,300,000
Petrobras Global Finance BV (Netherlands)(a)	2.367%	#	1/15/2019	34,000	33,872,500
Petrobras Global Finance BV (Netherlands)(a)	2.593%	#	3/17/2017	31,000	31,503,750
Petrobras International Finance Co.	2.875%		2/6/2015	53,025	53,705,311
Petrobras International Finance Co.	3.50%		2/6/2017	3,955	4,066,468
Petrobras International Finance Co.	3.875%		1/27/2016	14,450	14,944,190
Petrobras International Finance Co.	7.75%		9/15/2014	3,361	3,419,817
Petrohawk Energy Corp.	6.25%		6/1/2019	83,662	90,731,439
Petrohawk Energy Corp.	7.25%		8/15/2018	84,022	88,433,155
Petroleos Mexicanos (Mexico)(a)	2.248%	#	7/18/2018	14,600	15,202,250
Transocean, Inc.	6.50%		11/15/2020	45,703	52,636,511
Weatherford International Ltd.	9.625%		3/1/2019	105,367	139,496,635
Total					552,312,026

Paper & Forest Products 0.30%
Cascades, Inc. (Canada)(a)	7.75%		12/15/2017	7,349	7,665,742
Cascades, Inc. (Canada)(a)	7.875%		1/15/2020	6,818	7,303,782
Clearwater Paper Corp.	7.125%		11/1/2018	1,000	1,058,750
Exopack Holding Corp.†	10.00%		6/1/2018	27,860	30,019,150
Exopack Holdings SA (Luxembourg)†(a)	7.875%		11/1/2019	2,915	3,119,050
Mercer International, Inc. (Canada)(a)	9.50%		12/1/2017	13,185	14,239,800

See Notes to Financial Statements.	161

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products (continued)
West Fraser Timber Co. Ltd. (Canada)†(a)	5.20%	10/15/2014	$41,101	$41,794,785
Total				105,201,059

Production Technology Equipment 0.03%
CNOOC Finance 2013 Ltd. (Hong Kong)(a)	1.75%	5/9/2018	9,700	9,568,070

Publishing 0.00%
21st Century Fox America, Inc.	7.60%	10/11/2015	1,118	1,212,861

Real Estate Investment Trusts 1.27%
American Tower Corp.	7.00%	10/15/2017	18,105	21,084,938
American Tower Corp.	7.25%	5/15/2019	33,591	40,654,683
ARC Properties Operating Partnership LP/Clark Acquisition LLC†	2.00%	2/6/2017	155,720	156,882,294
Corrections Corp. of America	4.125%	4/1/2020	16,951	16,993,378
Country Garden Holdings Co. Ltd. (China)†(a)	11.25%	4/22/2017	2,000	2,126,000
DDR Corp.	9.625%	3/15/2016	5,940	6,829,913
Digital Realty Trust LP	4.50%	7/15/2015	12,600	13,003,591
Digital Realty Trust LP	5.875%	2/1/2020	77,218	85,634,839
EPR Properties	7.75%	7/15/2020	15,152	18,256,781
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	17,330	19,555,501
Hospitality Properties Trust	6.30%	6/15/2016	22,135	23,828,969
Kilroy Realty LP	4.80%	7/15/2018	19,788	21,619,320
Liberty Property LP	5.125%	3/2/2015	2,245	2,319,806
Potlatch Corp.	6.95%	12/15/2015	1,500	1,628,438
Reckson Operating Partnership LP	6.00%	3/31/2016	6,225	6,733,016
SL Green Realty Corp./SL Green Operating
Partnership/Reckson Operating Part	5.00%	8/15/2018	11,425	12,498,779
Total				449,650,246

Restaurants 0.19%
Darden Restaurants, Inc.	6.20%	10/15/2017	58,321	67,190,283

Retail 1.80%
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	58,116	60,004,770
Dave & Buster’s Entertainment, Inc.†	Zero Coupon	2/15/2016	38,894	33,254,370
DBP Holding Corp.†	7.75%	10/15/2020	18,820	16,185,200
Hillman Group, Inc. (The)	10.875%	6/1/2018	4,138	4,390,625
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	81,229	83,665,870
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	23,310	23,892,750

162	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)
Party City Holdings, Inc.	8.875%		8/1/2020	$23,584	$26,296,160
PETCO Holdings, Inc. PIK†	8.50%		10/15/2017	11,031	11,265,519
QVC, Inc.†	7.375%		10/15/2020	129,667	139,700,892
QVC, Inc.†	7.50%		10/1/2019	215,015	227,010,257
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores†	11.00%		5/1/2017	12,603	13,390,813
Total					639,057,226

Retail: Specialty 0.00%
Petco Animal Supplies, Inc.†	9.25%		12/1/2018	225	242,159

Savings & Loan 0.24%
AmSouth Bank	5.20%		4/1/2015	46,994	48,667,879
Santander Holdings USA, Inc.	3.00%		9/24/2015	29,030	29,894,891
Santander Holdings USA, Inc.	4.625%		4/19/2016	6,024	6,432,867
Total					84,995,637

Security Services 0.07%
Smith & Wesson Holding Corp.†	5.875%		6/15/2017	24,700	25,688,000

Specialty Materials 0.14%
Interline Brands, Inc. PIK	10.00%		11/15/2018	47,447	51,479,995

Steel 0.49%
Allegheny Technologies, Inc.	9.375%		6/1/2019	28,070	35,106,644
Edgen Murray Corp.†	8.75%		11/1/2020	32,644	37,581,405
Glencore Funding LLC†	1.387%	#	5/27/2016	34,700	34,937,070
Glencore Funding LLC†	1.70%		5/27/2016	31,490	31,696,606
Glencore Funding LLC†	2.50%		1/15/2019	6,527	6,453,219
GTL Trade Finance, Inc.†	7.25%		10/20/2017	676	771,485
Metinvest BV (Netherlands)†(a)	8.75%		2/14/2018	1,525	1,376,617
Metinvest BV (Netherlands)†(a)	10.25%		5/20/2015	1,730	1,704,050
Severstal OAO Via Steel Capital SA (Luxembourg)†(a)	4.45%		3/19/2018	7,300	7,217,875
Vale Overseas Ltd. (Brazil)(a)	6.25%		1/11/2016	14,390	15,577,175
Total					172,422,146

Supermarkets 0.04%
Safeway, Inc.	5.625%		8/15/2014	6,875	6,943,290
Stater Bros Holdings, Inc.	7.375%		11/15/2018	5,893	6,226,691
Total					13,169,981

See Notes to Financial Statements.	163

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Synthetic Fibers 0.16%
Polymer Group, Inc.	7.75%		2/1/2019	$53,180	$56,836,125

Technology 0.39%
Baidu, Inc. (China)(a)	2.25%		11/28/2017	14,800	15,011,759
Baidu, Inc. (China)(a)	3.25%		8/6/2018	14,500	14,977,456
DynCorp International, Inc.	10.375%		7/1/2017	42,369	44,540,411
Fiserv, Inc.	6.80%		11/20/2017	11,450	13,323,735
Tencent Holdings Ltd. (China)†(a)	2.00%		5/2/2017	14,800	14,940,600
Tencent Holdings Ltd. (China)†(a)	3.375%		5/2/2019	25,000	25,666,075
Tencent Holdings Ltd. (China)†(a)	4.625%		12/12/2016	8,100	8,736,490
Total					137,196,526

Telecommunications 0.67%
Altice Financing SA (Luxembourg)†(a)	7.875%		12/15/2019	18,028	19,751,044
Block Communications, Inc.†	7.25%		2/1/2020	18,453	19,813,909
Cincinnati Bell, Inc.	8.75%		3/15/2018	11,575	12,160,984
Consolidated Communications Finance Co.	10.875%		6/1/2020	51,284	59,809,965
Embarq Corp.	7.082%		6/1/2016	10,475	11,641,538
Inmarsat Finance plc (United Kingdom)†(a)	7.375%		12/1/2017	1,150	1,198,472
Qwest Corp.	7.50%		10/1/2014	21,240	21,687,612
Qwest Corp.	7.625%		6/15/2015	500	532,354
Sable International Finance Ltd.†	8.75%		2/1/2020	27,630	31,083,750
SBA Telecommunications, Inc.	8.25%		8/15/2019	11,078	11,687,290
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%		10/1/2017	16,325	17,243,281
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(a)	8.25%		5/23/2016	13,400	14,505,500
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Ireland)†(a)	6.493%		2/2/2016	8,500	8,837,450
VimpelCom Holdings BV (Netherlands)†(a)	5.20%		2/13/2019	4,800	4,722,000
Virgin Media Finance plc (United Kingdom)(a)	8.375%		10/15/2019	3,979	4,237,635
Total					238,912,784

Telephone-Long Distance 0.06%
America Movil SAB de CV (Mexico)(a)	1.234%	#	9/12/2016	19,400	19,647,078

Textile Products 0.00%
Burlington Holdings LLC/Burlington Holding
Finance, Inc. PIK†	9.00%		2/15/2018	1,657	1,702,584

Tobacco 0.02%
Reynolds American, Inc.	7.75%		6/1/2018	7,269	8,814,295

164	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.34%
Air Medical Group Holdings, Inc.	9.25%	11/1/2018	$29,765	$32,071,787
Asciano Finance Ltd. (Australia)†(a)	3.125%	9/23/2015	22,966	23,396,590
Kazakhstan Temir Zholy Finance BV (Netherlands)(a)	7.00%	5/11/2016	12,700	13,684,250
Marquette Transportation Co./Marquette
Transportation Finance Corp.	10.875%	1/15/2017	39,970	42,378,192
Transnet SOC Ltd. (South Africa)†(a)	4.50%	2/10/2016	9,600	10,085,482
Total				121,616,301

Truckers 0.03%
Con-way, Inc.	7.25%	1/15/2018	10,252	11,981,492

Utilities 0.23%
Origin Energy Finance Ltd. (Australia)†(a)	3.50%	10/9/2018	60,120	62,373,598
Public Service Co. of New Mexico	7.95%	5/15/2018	17,005	20,324,410
Total				82,698,008

Utilities: Electrical 0.14%
Israel Electric Corp. Ltd. (Israel)†(a)	7.25%	1/15/2019	4,500	5,124,375
Jersey Central Power & Light Co.	5.625%	5/1/2016	8,500	9,196,804
SCANA Corp.	6.25%	4/1/2020	6,080	7,134,844
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	4.75%	9/15/2014	27,000	27,311,310
Total				48,767,333
Total Corporate Bonds (cost $14,160,168,346)				14,347,160,725

FLOATING RATE LOANS(f) 4.04%

Aerospace/Defense 0.16%
Air Distribution Technologies, Inc. 1st Lien Replacement Term Loan	4.25%	11/9/2018	16,096	16,143,500
Alliant Techsystems, Inc. Term Loan B	3.50%	11/1/2020	28,097	28,170,767
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	12,810	12,859,183
Total				57,173,450

Apparel 0.05%
PVH Corp. Tranche B Term Loan	3.25%	2/13/2020	18,542	18,667,437

Containers 0.03%
Owens-Brockway Glass Container, Inc. Term Loan B1	1.90%	5/19/2016	9,305	9,322,805

See Notes to Financial Statements.	165

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 0.05%
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019	$17,295	$17,727,375

Energy Equipment & Services 0.13%
Crestwood Holdings LLC Term Loan B1	7.00%	6/19/2019	21,506	21,902,872
Offshore Group Investment Ltd. 2nd Term Loan	5.75%	3/28/2019	23,364	23,261,650
Total				45,164,522

Financial Services 0.06%
Nuveen Investments, Inc. Tranche B 1st Lien Term Loan	4.151%	5/15/2017	19,447	19,513,898

Food 0.14%
Aramark Corp. Term Loan E	3.25%	9/7/2019	43,758	43,562,183
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	4,245	4,417,474
Total				47,979,657

Gaming 0.57%
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	108,421	108,400,025
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	95,412	95,312,606
Total				203,712,631

Health Care 0.88%
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	7,650	7,650,000
Capsugel Holdings US, Inc. Initial Term Loan	—	8/1/2018	21,146	21,135,365
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020	2,407	2,447,144
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	1.975%	10/30/2017	51,108	51,165,817
Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(a)	2.233%	8/7/2019	93,826	93,884,830
Mallinckrodt International Finance SA Initial Term Loan B (Luxembourg)(a)	3.50%	3/19/2021	76,549	76,214,098
Thermo Fisher Scientific, Inc. Committed Term Loan 1.621%		5/31/2016	59,520	59,594,400
Total				312,091,654

Health Care Products 0.06%
Biomet, Inc. Dollar Term Loan B2	3.65% - 3.733%	7/25/2017	22,307	22,370,910

Leasing 0.21%
Delos Finance S.A R.L. Term Loan(a)	3.50%	3/6/2021	73,918	74,019,637

166	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure 0.01%
Dave & Buster’s, Inc. New Term Loan	4.25%	6/1/2016	$1,904	$1,910,835
ROC Finance LLC Funded Term Loan B	5.00%	6/20/2019	2,985	2,940,225
Total				4,851,060

Media 0.69%
AMC Networks, Inc. Term Loan A	2.151%	6/30/2017	107,934	108,034,985
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	53,860	53,204,948
CSC Holdings LLC Term Loan B	2.65%	4/17/2020	82,420	81,711,872
Total				242,951,805

Metals & Minerals: Miscellaneous 0.03%
American Rock Salt Co. LLC 2nd Lien Delayed Draw Loan	8.00%	5/16/2022	12,049	12,169,490

Services 0.13%
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	8,000	8,236,680
Hertz Corp. (The) Letter of Credit Term Loan	2.75%	3/9/2018	25,887	25,757,691
Kasima LLC Term Loan	3.25%	5/17/2021	4,621	4,597,895
Neff Rental LLC 2nd Lien Closing Date Loan	7.25%	5/21/2021	7,239	7,216,414
Total				45,808,680

Technology 0.18%
Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	62,817	63,082,088

Telecommunications 0.39%
Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020	110,264	110,489,344
American Tower Corp. Term Loan A	1.40%	1/3/2019	28,125	28,125,141
Total				138,614,485

Utilities 0.27%
La Frontera Generation LLC Term Loan	4.50%	9/30/2020	4,286	4,298,357
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/20/2020	27,966	28,735,065
Moxie Patriot LLC Advance Construction Term Loan B1	6.75%	12/18/2020	17,300	17,732,500
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018	4,800	4,923,000
Texas Competitive Electric Holdings Co. LLC DIP 2014 Delayed Draw Term Loan	—	5/5/2016	13,890	13,960,963
Texas Competitive Electric Holdings Co. LLC DIP Delayed Draw Term Loan	1.50%	5/5/2016	8,453	8,496,023

See Notes to Financial Statements.	167

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Utilities (continued)
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017		$17,877	$18,346,700
Total					96,492,608
Total Floating Rate Loans (cost $1,430,492,427)					1,431,714,192

FOREIGN BONDS(g) 0.48%

Canada 0.03%
Cascades, Inc.†	7.75%	12/15/2016	CAD	565	542,218
Vermilion Energy, Inc.	6.50%	2/10/2016	CAD	9,865	9,393,722
Total					9,935,940

France 0.02%
Crown European Holdings SA†	7.125%	8/15/2018	EUR	2,750	3,931,410
Europcar Groupe SA†	9.375%	4/15/2018	EUR	2,625	3,846,639
Total					7,778,049

Luxembourg 0.29%
Capsugel FinanceCo SCA†	9.875%	8/1/2019	EUR	46,475	69,133,301
Sunrise Communications International SA†	7.00%	12/31/2017	EUR	20,645	29,721,010
Sunrise Communications International SA†	7.00%	12/31/2017	CHF	2,728	3,221,507
Total					102,075,818

United Kingdom 0.14%
Old Mutual plc	7.125%	10/19/2016	GBP	2,174	4,025,195
R&R Ice Cream plc†	5.50%	5/15/2020	GBP	4,125	6,827,890
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	18,050	26,265,685
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	9,176	12,820,971
Total					49,939,741
Total Foreign Bonds (cost $165,908,527)					169,729,548

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.61%

Argentina 0.03%
City of Buenos Aires†	9.95%	3/1/2017		$8,100	8,383,500
Provincia de Neuquen†	7.875%	4/26/2021		2,673	2,693,299
Total					11,076,799

Brazil 0.03%
Federal Republic of Brazil	8.00%	1/15/2018		10,356	11,587,867

168	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Dominican Republic 0.03%
Dominican Republic†	9.04%	1/23/2018	$9,513		$10,524,056

Gabon 0.00%
Republic of Gabon†	6.375%	12/12/2024	—	(h)	287

Ghana 0.05%
Republic of Ghana†	8.50%	10/4/2017	16,925		17,981,966

Hungary 0.02%
Hungary Government	4.00%	3/25/2019	5,800		5,931,950

Indonesia 0.02%
Perusahaan Penerbit SBSN†	4.00%	11/21/2018	5,800		6,024,750

Mexico 0.01%
United Mexican States	6.625%	3/3/2015	4,950		5,157,900

Mongolia 0.01%
Republic of Mongolia†	4.125%	1/5/2018	5,800		5,597,000

Peru 0.04%
Republic of Peru	8.375%	5/3/2016	3,900		4,436,250
Republic of Peru	9.875%	2/6/2015	9,892		10,510,250
Total					14,946,500

Philippines 0.02%
Republic of Philippines	8.875%	3/17/2015	5,845		6,225,217

Poland 0.10%
Republic of Poland	3.875%	7/16/2015	17,900		18,600,678
Republic of Poland	5.00%	10/19/2015	15,000		15,936,600
Total					34,537,278

Russia 0.10%
Russia Eurobonds†	3.625%	4/29/2015	34,750		35,445,000

Slovenia 0.04%
Republic of Slovenia†	4.125%	2/18/2019	14,000		14,682,500

South Africa 0.03%
Republic of South Africa	6.50%	6/2/2014	9,900		9,900,000

Sri Lanka 0.03%
Republic of Sri Lanka†	6.00%	1/14/2019	10,000		10,612,500

See Notes to Financial Statements.	169

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Ukraine 0.01%
Ukraine Government†	6.25%		6/17/2016	$3,800	$3,595,750

Vietnam 0.04%
Socialist Republic of Vietnam†	6.875%		1/15/2016	12,900	13,915,875
Total Foreign Government Obligations (cost $213,195,343)					217,743,195

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.34%
Federal Home Loan Mortgage Corp. 2011-K701 B†	4.286%	#	7/25/2048	4,000	4,250,226
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.533%	#	10/25/2030	23,440	25,212,380
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883%	#	1/25/2047	268	281,132
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.759%	#	2/25/2045	4,500	4,580,226
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.741%	#	4/25/2045	17,000	17,708,849
Federal Home Loan Mortgage Corp. 2013-K502 C†	3.197%	#	3/25/2045	5,000	5,084,582
Federal Home Loan Mortgage Corp. K004 A1	3.413%		5/25/2019	17,354	18,397,821
Federal Home Loan Mortgage Corp. K005 A1	3.484%		4/25/2019	48,544	51,211,423
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019	57,151	60,457,000
Federal Home Loan Mortgage Corp. K009 A1	2.757%		5/25/2020	23,373	24,330,419
Federal Home Loan Mortgage Corp. K706 A1	1.691%		6/25/2018	28,447	29,037,097
Federal Home Loan Mortgage Corp. KAIV A1	2.966%		1/25/2021	14,044	14,678,081
Federal National Mortgage Assoc. 2011-M3 A1	2.072%		7/25/2021	11,205	11,488,987
Federal National Mortgage Assoc. 2011-M5 A1	2.007%		7/25/2021	24,000	24,437,950
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	43,078	43,757,772
Federal National Mortgage Assoc. 2012-M2 A1	1.824%		2/25/2022	30,773	31,044,795
Federal National Mortgage Assoc. 2013-M14 A	1.70%		8/25/2018	29,781	29,890,850
Federal National Mortgage Assoc. 2013-M5 ASQ2	0.595%		8/25/2015	29,402	29,470,944
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	18,445	18,557,621
Government National Mortgage Assoc. 2014-64 IO	1.31%	#	12/16/2054	76,398	7,347,857
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	15,982	16,063,932
Government National Mortgage Assoc. 2014-78 IO	1.003%	#	3/16/2056	83,296	6,383,916
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $464,274,964)					473,673,860
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.24%
Federal Home Loan Mortgage Corp.	2.274%	#	2/1/2038	$14,287	$15,154,023
Federal Home Loan Mortgage Corp.	2.299%	#	4/1/2038	9,710	10,263,804
Federal Home Loan Mortgage Corp.	2.329%	#	4/1/2037	20,093	21,479,554
Federal Home Loan Mortgage Corp.	2.33%	#	11/1/2036	8,661	9,230,774
Federal Home Loan Mortgage Corp.	2.359%	#	12/1/2035 - 6/1/2038	22,205	23,641,929
Federal Home Loan Mortgage Corp.	2.361%	#	5/1/2035	27,753	29,443,090
Federal Home Loan Mortgage Corp.	2.37%	#	10/1/2035	11,938	12,730,429

170	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	2.379%	#	12/1/2037	$14,196	$15,099,634
Federal Home Loan Mortgage Corp.	2.382%	#	6/1/2038	11,557	12,244,780
Federal Home Loan Mortgage Corp.	2.384%	#	3/1/2038	10,959	11,646,930
Federal Home Loan Mortgage Corp.	2.419%	#	4/1/2037	28,103	29,874,766
Federal Home Loan Mortgage Corp.	2.426%	#	7/1/2034	39,646	42,133,238
Federal Home Loan Mortgage Corp.	2.427%	#	10/1/2038	17,502	18,632,025
Federal Home Loan Mortgage Corp.	2.429%	#	5/1/2036	15,888	16,927,842
Federal Home Loan Mortgage Corp.	2.436%	#	2/1/2035	86,327	91,868,512
Federal Home Loan Mortgage Corp.	2.44%	#	11/1/2038	52,923	56,337,189
Federal Home Loan Mortgage Corp.	2.454%	#	4/1/2037	9,823	10,441,955
Federal Home Loan Mortgage Corp.	2.461%	#	12/1/2036 - 10/1/2038	60,447	64,406,626
Federal Home Loan Mortgage Corp.	2.469%	#	5/1/2035	21,229	22,596,519
Federal Home Loan Mortgage Corp.	2.488%	#	9/1/2037	12,627	13,393,968
Federal Home Loan Mortgage Corp.	2.501%	#	10/1/2039	31,440	33,368,662
Federal Home Loan Mortgage Corp.	2.521%	#	5/1/2037	18,379	19,589,749
Federal Home Loan Mortgage Corp.	2.54%	#	9/1/2035	13,418	14,329,967
Federal Home Loan Mortgage Corp.	2.546%	#	6/1/2041	11,390	12,171,375
Federal Home Loan Mortgage Corp.	2.622%	#	9/1/2036	36,924	39,514,074
Federal Home Loan Mortgage Corp.	2.627%	#	2/1/2037	14,953	16,052,190
Federal Home Loan Mortgage Corp.	2.63%	#	12/1/2035	13,220	14,192,734
Federal Home Loan Mortgage Corp.	2.807%	#	12/1/2039	26,588	27,995,709
Federal National Mortgage Assoc.	1.923%	#	7/1/2035	47,366	50,449,699
Federal National Mortgage Assoc.	1.934%	#	11/1/2034	24,707	25,956,918
Federal National Mortgage Assoc.	1.935%	#	1/1/2035	36,044	37,940,554
Federal National Mortgage Assoc.	1.945%	#	1/1/2036	30,327	32,374,568
Federal National Mortgage Assoc.	1.998%	#	6/1/2038	10,090	10,740,124
Federal National Mortgage Assoc.	2.104%	#	12/1/2035	41,320	43,511,420
Federal National Mortgage Assoc.	2.148%	#	2/1/2036	21,510	22,814,932
Federal National Mortgage Assoc.	2.166%	#	3/1/2039	18,499	19,602,168
Federal National Mortgage Assoc.	2.177%	#	1/1/2036	79,757	84,574,840
Federal National Mortgage Assoc.	2.191%	#	10/1/2035	41,303	43,917,862
Federal National Mortgage Assoc.	2.255%	#	8/1/2037	22,123	23,510,409
Federal National Mortgage Assoc.	2.263%	#	3/1/2038	24,792	26,361,617
Federal National Mortgage Assoc.	2.271%	#	8/1/2034	31,332	33,327,034
Federal National Mortgage Assoc.	2.278%	#	4/1/2040	6,393	6,805,306
Federal National Mortgage Assoc.	2.289%	#	11/1/2036	16,707	17,837,329
Federal National Mortgage Assoc.	2.30%	#	4/1/2038	31,914	34,063,583

See Notes to Financial Statements.	171

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.305%	#	8/1/2036 - 9/1/2036	$30,905	$32,778,666
Federal National Mortgage Assoc.	2.309%	#	12/1/2036	15,730	16,699,888
Federal National Mortgage Assoc.	2.31%	#	4/1/2038	53,616	57,331,234
Federal National Mortgage Assoc.	2.311%	#	1/1/2038	14,073	15,055,113
Federal National Mortgage Assoc.	2.321%	#	11/1/2038	43,419	46,430,447
Federal National Mortgage Assoc.	2.328%	#	4/1/2038 - 9/1/2038	26,737	28,405,951
Federal National Mortgage Assoc.	2.331%	#	1/1/2038	14,504	15,596,919
Federal National Mortgage Assoc.	2.352%	#	8/1/2038	14,062	14,982,038
Federal National Mortgage Assoc.	2.362%	#	3/1/2038	15,225	16,437,234
Federal National Mortgage Assoc.	2.378%	#	9/1/2037 - 2/1/2038	20,680	21,939,966
Federal National Mortgage Assoc.	2.38%	#	10/1/2036	26,403	28,031,021
Federal National Mortgage Assoc.	2.393%	#	11/1/2036	9,716	10,401,862
Federal National Mortgage Assoc.	2.40%	#	6/1/2038	10,178	10,866,031
Federal National Mortgage Assoc.	2.425%	#	3/1/2039	11,736	12,488,083
Federal National Mortgage Assoc.	2.444%	#	10/1/2036	17,047	18,111,191
Federal National Mortgage Assoc.	2.452%	#	11/1/2038	26,968	28,611,682
Federal National Mortgage Assoc.	2.496%	#	10/1/2036	9,565	10,146,073
Federal National Mortgage Assoc.	2.515%	#	12/1/2038	13,524	14,432,858
Federal National Mortgage Assoc.	2.561%	#	1/1/2040	6,558	6,958,528
Federal National Mortgage Assoc.	2.58%		11/1/2018	15,250	15,880,132
Federal National Mortgage Assoc.	2.60%		1/1/2019	91,529	94,953,915
Federal National Mortgage Assoc.	2.822%	#	7/1/2040	20,495	21,781,733
Federal National Mortgage Assoc.	2.897%	#	6/1/2042	30,874	31,880,417
Federal National Mortgage Assoc.	2.95%		3/1/2015	21,675	21,826,402
Federal National Mortgage Assoc.	3.705%	#	1/1/2042	43,667	45,899,303
Federal National Mortgage Assoc.	5.50%		1/1/2035	2,815	3,154,422
Total Government Sponsored Enterprises Pass-Throughs (cost $1,857,251,518)					1,859,631,519

MUNICIPAL BOND 0.05%

Utilities
Guam Pwr Auth (cost $17,461,754)	7.50%		10/1/2015	17,440	17,605,854

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 27.92%
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	17,854	18,945,606
BAMLL-DB Trust 2012-OSI A2FX†	3.352%		4/13/2029	7,896	8,194,300
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	115,983	125,936,487

172	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust 2007-2 AM	5.622%	#	4/10/2049	$99,783	$110,652,880
Banc of America Commercial Mortgage Trust 2007-3 AM	5.591%	#	6/10/2049	45,215	50,170,021
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%		1/25/2042	16,500	18,920,129
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 KCA†	5.446%	#	9/10/2047	10,662	11,085,527
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.598%	#	6/24/2050	25,851	28,243,309
Banc of America Re-REMIC Trust 2009-UB2 A4B5†	6.007%	#	12/24/2049	7,504	8,338,577
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	9,300	10,139,892
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	5.939%	#	2/15/2051	9,770	10,880,531
Banc of America Re-REMIC Trust 2010-UB5 A4B†	5.645%	#	2/17/2051	10,000	10,204,150
Banc of America Re-REMIC Trust 2011-STRP A3†	2.415%		11/17/2039	6,039	6,033,602
Banc of America Re-REMIC Trust 2011-STRP A4†	1.501%		5/17/2046	9,065	9,074,207
Banc of America Re-REMIC Trust 2012-CLRN C†	2.251%	#	8/15/2029	11,000	11,015,219
BCAP LLC Trust 2013-RR3 4A1†	0.312%	#	11/26/2036	12,701	12,134,027
BCAP LLC Trust 2014-RR1 5A1†	0.30%	#	5/26/2037	17,755	17,471,034
BCRR Trust 2009-1 1A2†	5.803%	#	8/17/2045	21,298	22,960,330
BCRR Trust 2009-1 2A2†	5.858%		7/17/2040	7,000	7,770,742
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%		12/11/2038	4,371	4,462,246
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 AM	5.707%	#	6/11/2040	29,308	32,737,669
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW17 AM	5.888%	#	6/11/2050	7,154	8,048,357
Boca Hotel Portfolio Trust 2013-BOCA C†	2.301%	#	8/15/2026	2,175	2,182,968
Boca Hotel Portfolio Trust 2013-BOCA D†	3.201%	#	8/15/2026	26,640	26,737,476
Boca Hotel Portfolio Trust 2013-BOCA E†	3.901%	#	8/15/2026	30,000	30,070,755
BWAY Mortgage Trust 2013-1515 XB†	0.403%	#	3/10/2033	103,040	3,985,742
CFCRE Commercial Mortgage Trust 2011-C1 A2†	3.759%		4/15/2044	23,900	24,975,201
CFCRE Commercial Mortgage Trust 2011-C2 A2	3.061%		12/15/2047	36,883	38,235,278
CGBAM Commercial Mortgage Trust 2013-BREH B†	1.952%	#	5/15/2030	15,000	15,090,780
CGBAM Commercial Mortgage Trust 2013-BREH C†	2.502%	#	5/15/2030	13,700	13,860,194
CGBAM Commercial Mortgage Trust 2013-BREH D†	3.002%	#	5/15/2030	24,000	24,136,296
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.71%	#	12/10/2049	147,470	163,354,915

See Notes to Financial Statements.	173

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2007-FL3A B†	0.321%	#	4/15/2022	$897	$890,625
Citigroup Commercial Mortgage Trust 2007-FL3A C†	0.361%	#	4/15/2022	1,112	1,104,080
Citigroup Commercial Mortgage Trust 2007-FL3A D†	0.401%	#	4/15/2022	735	730,002
Citigroup Commercial Mortgage Trust 2007-FL3A E†	0.451%	#	4/15/2022	5,479	5,426,161
Citigroup Commercial Mortgage Trust 2007-FL3A F†	0.501%	#	4/15/2022	7,425	7,335,930
Citigroup Commercial Mortgage Trust 2007-FL3A G†	0.551%	#	4/15/2022	5,953	5,852,939
Citigroup Commercial Mortgage Trust 2007-FL3A J†	0.582%	#	4/15/2022	831	809,034
Citigroup Commercial Mortgage Trust 2009-RR1 CA4B†	5.322%		12/17/2049	7,746	8,378,689
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	13,350	14,523,705
Citigroup Commercial Mortgage Trust 2012-GC8 XB†	0.166%	#	9/10/2045	218,445	2,845,349
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	72,500	73,179,035
Citigroup Commercial Mortgage Trust 2013-GC11 XA	1.912%	#	4/10/2046	720,340	69,295,964
Citigroup Commercial Mortgage Trust 2013-GC15 A2	3.161%		9/10/2046	19,400	20,387,353
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	1,000	1,017,101
Citigroup Commercial Mortgage Trust 2014-GC21 XA	1.503%	#	5/10/2047	276,223	26,206,795
Citigroup Mortgage Loan Trust, Inc. 2013-2 2A1†	0.262%	#	10/25/2036	23,697	22,894,760
Citigroup Mortgage Loan Trust, Inc. 2013-2 5A1†	0.292%	#	7/25/2036	14,368	13,579,338
Citigroup Mortgage Loan Trust, Inc. 2013-3 1A1†	0.773%	#	7/25/2036	12,162	11,613,177
Citigroup Mortgage Loan Trust, Inc. 2013-A A†	3.00%		5/25/2042	12,341	12,533,126
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A3	5.293%		12/11/2049	20,092	20,492,173
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	49,205	53,800,617
Commercial Mortgage Pass-Through Certificates 2007-C9 AM	5.65%		12/10/2049	11,440	12,793,289

174	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.331%	#	6/15/2022	$19,355	$19,200,260
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	66,230	67,732,891
Commercial Mortgage Pass-Through Certificates 2010-RR1 GEA†	5.543%		12/11/2049	4,900	5,360,600
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	4.814%	#	7/17/2028	10,033	10,038,245
Commercial Mortgage Pass-Through Certificates 2011-FL1 D†	6.25%	#	7/17/2028	6,649	6,652,982
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	111,373	114,449,294
Commercial Mortgage Pass-Through Certificates 2012-9W57 X†	1.399%	#	2/10/2029	525,000	18,389,437
Commercial Mortgage Pass-Through Certificates 2012-CR1 A1	1.116%		5/15/2045	6,861	6,894,693
Commercial Mortgage Pass-Through Certificates 2012-CR2 A2	2.025%		8/15/2045	47,948	48,752,735
Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%		10/15/2045	26,820	27,007,820
Commercial Mortgage Pass-Through Certificates 2012-CR4 A2	1.801%		10/15/2045	7,850	7,900,499
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA	1.995%	#	10/15/2045	280,081	31,677,594
Commercial Mortgage Pass-Through Certificates 2012-CR5 A2	1.678%		12/10/2045	107	107,197
Commercial Mortgage Pass-Through Certificates 2012-CR5 XA	1.916%	#	12/10/2045	35,494	3,621,551
Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.278%	#	9/17/2029	17,765	17,952,458
Commercial Mortgage Pass-Through Certificates 2012-FL2 B†	1.751%	#	9/17/2029	12,400	12,459,743
Commercial Mortgage Pass-Through Certificates 2012-FL2 C†	2.251%	#	9/17/2029	38,030	38,336,750
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA†	2.485%	#	12/10/2044	91,232	11,761,988
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	37,731	37,534,966
Commercial Mortgage Pass-Through Certificates 2012-MVP A†	2.091%	#	11/17/2026	18,120	18,267,546

See Notes to Financial Statements.	175

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.752%	#	11/17/2026	$31,607	$31,674,592
Commercial Mortgage Pass-Through Certificates 2012-MVP C†	2.302%	#	11/17/2026	22,003	22,059,262
Commercial Mortgage Pass-Through Certificates 2012-MVP D†	3.152%	#	11/17/2026	23,700	23,901,189
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		10/10/2046	25,000	26,096,762
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	158,985	161,484,880
Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	64,000	64,850,368
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA	1.568%	#	3/10/2046	344,764	30,170,947
Commercial Mortgage Pass-Through Certificates 2013-CR8 A2	2.367%		6/10/2046	36,000	36,785,124
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA	0.759%	#	6/10/2046	618,205	25,000,210
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	96,958	97,807,304
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	23,461	23,009,635
Commercial Mortgage Pass-Through Certificates 2013-THL B†	1.751%	#	6/8/2030	14,775	14,838,821
Commercial Mortgage Pass-Through Certificates 2013-THL C†	2.151%	#	6/8/2030	29,195	29,292,759
Commercial Mortgage Pass-Through Certificates 2013-THL D	2.801%	#	6/8/2030	26,437	26,601,808
Commercial Mortgage Pass-Through Certificates 2013-WWP XB†	0.256%	#	3/10/2031	265,903	6,139,833
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A2(d)	2.844%		6/10/2047	17,784	18,323,078
Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.509%		9/15/2039	75,807	82,182,527
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%		12/15/2039	33,500	36,507,332
Credit Suisse Mortgage Capital Certificates 2006-TF2A F†	0.551%	#	10/15/2021	2,900	2,819,341
Credit Suisse Mortgage Capital Certificates 2006-TF2A KERA†	0.551%	#	9/15/2021	15,911	15,801,149

176	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2006-TF2A SVJ†	1.371%	#	10/15/2021	$4,070	$4,062,513
Credit Suisse Mortgage Capital Certificates 2007-TF2A A1†	0.331%	#	4/15/2022	23,338	23,178,739
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	5.976%	#	2/15/2041	31,550	35,482,581
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.857%	#	9/15/2039	11,500	12,626,948
Credit Suisse Mortgage Capital Certificates 2010-RR6 B†	5.592%	#	4/12/2049	15,000	15,218,662
Credit Suisse Mortgage Capital Certificates 2010-UD1 BA†	5.766%	#	12/16/2049	21,825	23,728,681
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	0.26%	#	2/27/2037	10,604	9,342,712
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	3.495%	#	6/26/2036	10,897	11,245,550
Credit Suisse Mortgage Capital Certificates 2013-7R 2A1†	0.307%	#	8/26/2037	9,572	9,060,398
CW Capital Cobalt Ltd. 2007-C2 AM†	5.461%		4/15/2047	19,780	21,713,633
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%		4/15/2047	84,035	92,523,207
DBRR Trust 2013-EZ3 B†	3.50%		12/18/2049	14,771	15,251,058
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	115,330	120,422,522
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	27,125	28,608,628
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	24,228	25,339,042
DBUBS Mortgage Trust 2011-LC3A A2	3.642%		8/10/2044	74,671	78,576,704
DDR Corp. 2009-DDR1 A†	3.807%		10/14/2022	76,601	77,371,944
DDR Corp. 2009-DDR1 B†	5.73%		10/14/2022	9,500	9,614,960
Del Coronado Trust 2013 HDC A†	0.952%	#	3/15/2026	9,200	9,211,275
Del Coronado Trust 2013 HDC B†	1.452%	#	3/15/2026	21,300	21,287,167
Del Coronado Trust 2013 HDC C†	1.752%	#	3/15/2026	12,500	12,478,663
Del Coronado Trust 2013 HDC D†	2.102%	#	3/15/2026	8,564	8,529,808
Del Coronado Trust 2013 HDC E†	2.802%	#	3/15/2026	10,500	10,406,267
Extended Stay America Trust 2013-ESFL BFL†	1.251%	#	12/5/2031	7,500	7,496,235
Extended Stay America Trust 2013-ESFL CFL†	1.651%	#	12/5/2031	10,825	10,825,861
Extended Stay America Trust 2013-ESFL DFL†	3.291%	#	12/5/2031	4,870	4,900,900
Extended Stay America Trust 2013-ESH5 B5†	2.278%		12/5/2031	24,300	24,167,103
Extended Stay America Trust 2013-ESH7 B7	3.604%		12/5/2031	47,600	48,645,201
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	67,245	68,411,970

See Notes to Financial Statements.	177

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Extended Stay America Trust 2013-ESH7 D7†	5.521%	#	12/5/2031	$17,680	$18,832,992
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(a)	2.178%	#	10/18/2054	18,150	18,450,909
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(a)	0.349%	#	12/20/2054	20,695	20,533,675
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(a)	0.409%	#	12/20/2054	8,439	8,381,967
Granite Master Issuer plc 2006-3 A3 (United Kingdom)(a)	0.229%	#	12/20/2054	26,349	26,122,396
Granite Master Issuer plc 2006-3 A4 (United Kingdom)(a)	0.229%	#	12/20/2054	9,824	9,739,486
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(a)	0.349%	#	12/20/2054	6,511	6,458,507
Granite Master Issuer plc 2007-1 2A1 (United Kingdom)(a)	0.289%	#	12/20/2054	6,654	6,598,328
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(a)	0.349%	#	12/20/2054	6,576	6,524,253
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.82%	#	7/10/2038	63,722	69,311,375
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	26,637	27,071,686
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	181	181,287
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	31,475	33,219,532
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%		12/10/2043	43,045	45,233,906
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	25,380	26,529,232
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%		8/10/2044	45,185	47,002,431
GS Mortgage Securities Corp. II 2012-GCJ7 A2	2.318%		5/10/2045	92,490	94,904,498
GS Mortgage Securities Corp. II 2012-GCJ9 A2	1.762%		11/10/2045	39,000	39,257,205
GS Mortgage Securities Corp. II 2012-GCJ9 XA	2.378%	#	11/10/2045	122,097	15,835,519
GS Mortgage Securities Corp. II 2012-GCJ9 XB†	0.404%	#	11/10/2045	93,111	2,698,869
GS Mortgage Securities Corp. II 2013-GC12 A2	2.011%		6/10/2046	108,041	109,073,062
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	56,078	57,007,010
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	2,300	2,352,408
GS Mortgage Securities Corp. II 2013-KING C†	3.435%	#	12/10/2027	4,200	4,295,569
GS Mortgage Securities Corp. II 2013-KING D†	3.435%	#	12/10/2027	4,194	4,176,826
GS Mortgage Securities Corp. II 2013-KYO B†	1.601%	#	11/8/2029	30,250	30,534,305
GS Mortgage Securities Corp. II 2013-KYO C†	1.901%	#	11/8/2029	53,647	54,295,190
GS Mortgage Securities Corp. II 2013-KYO D†	2.751%	#	11/8/2029	28,500	29,089,337
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	39,195	40,817,771
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	13,750	14,354,567

178	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2013-NYC5 A†	2.318%		1/10/2030	$40,000	$40,513,460
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%		12/14/2049	15,553	16,928,834
GS Mortgage Securities Trust 2012-GC6 XA†	2.151%	#	1/10/2045	328,208	38,224,366
GS Mortgage Securities Trust 2012-GCJ7 A1	1.144%		5/10/2045	32,671	32,802,918
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	22,141	21,702,699
GS Mortgage Securities Trust 2013-GC14 A1	1.217%		8/10/2046	252	253,207
GS Mortgage Securities Trust 2014-GC20 A2	3.002%		4/10/2047	24,204	25,224,271
GS Mortgage Securities Trust II 2006-GG8 AM	5.591%		11/10/2039	59,844	65,254,735
GS Mortgage Securities Trust II 2013-GC12 XA	1.793%	#	6/10/2046	595,984	60,337,467
H/2 Asset Funding 2014-1 Ltd.	2.101%		3/19/2037	96,180	96,180,000
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	63,364	63,096,512
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%		6/12/2047	23,675	25,959,128
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	16,735	18,343,443
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.703%	#	2/12/2049	13,134	14,321,084
JPMorgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B†	5.641%	#	3/18/2051	46,570	49,848,994
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	9,835	10,699,398
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 A1†	2.749%		11/15/2043	25,066	25,723,215
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 A2†	3.616%		11/15/2043	7,625	8,130,183
JPMorgan Chase Commercial Mortgage Securities Trust 2010-CNTR A1†	3.30%		8/5/2032	3,281	3,445,072
JPMorgan Chase Commercial Mortgage Securities Trust 2010-RR1 JPB†	5.804%	#	6/18/2049	18,100	19,755,507
JPMorgan Chase Commercial Mortgage Securities Trust 2011-C3 A3†	4.388%		2/15/2046	300	328,358
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD A2†	3.364%		11/13/2044	87,458	91,840,695
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD B†	4.304%		11/13/2044	5,000	5,336,393
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD C†	5.143%		11/13/2044	1,900	2,054,630
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A2	1.797%		10/15/2045	36,200	36,591,557
JPMorgan Chase Commercial Mortgage Securities Trust 2012-CIBX A2	1.81%		6/15/2045	12,750	12,973,010

See Notes to Financial Statements.	179

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2012-LC9 A2	1.677%		12/15/2047	$72,270	$72,662,535
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 A1	0.73%		12/15/2047	85	85,243
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA	1.328%	#	12/15/2047	429,986	32,562,426
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 A2	2.424%		7/15/2045	120,124	123,094,546
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA	0.917%	#	7/15/2045	218,603	9,856,387
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 A2	2.665%		1/15/2046	40,500	41,823,459
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 B†	1.401%	#	4/15/2028	53,700	53,259,526
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 C†	1.951%	#	4/15/2028	37,200	36,958,312
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 D†	2.501%	#	4/15/2028	21,600	21,516,970
JPMorgan Chase Commercial Mortgage Securities Trust 2013-INN D†	3.552%	#	10/15/2030	24,800	25,043,474
JPMorgan Chase Commercial Mortgage Securities Trust 2013-INN E†	4.402%	#	10/15/2030	25,000	25,094,887
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ A†	0.931%	#	4/15/2030	48,400	48,090,192
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ B†	1.301%	#	4/15/2030	30,400	30,362,517
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ C†	1.651%	#	4/15/2030	45,150	45,078,844
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 A1	0.766%		4/15/2046	183	181,857
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA	1.581%	#	4/15/2046	144,240	13,717,762
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A1	1.254%		2/15/2047	43,158	43,221,265
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A2	2.879%		2/15/2047	14,476	15,025,002
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	124,023	129,524,846
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA	1.454%	#	4/15/2047	130,741	8,560,921

180	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB	0.441%	#	4/15/2047	$34,361	$985,714
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 B†	1.901%	#	12/15/2030	8,000	8,019,676
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	2.351%	#	12/15/2030	9,750	9,792,915
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.251%	#	12/15/2030	19,000	18,869,555
LB-UBS Commercial Mortgage Trust 2005-C7 AAB	5.17%		11/15/2030	1,065	1,065,597
LB-UBS Commercial Mortgage Trust 2006-C4 AM	5.855%	#	6/15/2038	82,676	90,008,824
LB-UBS Commercial Mortgage Trust 2006-C6 AM	5.413%		9/15/2039	6,627	7,238,460
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	58,961	64,219,131
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	117,534	128,946,369
LSTAR Commercial Mortgage Trust 2014-2 A1†	1.519%		1/20/2041	19,768	19,817,973
LSTAR Commercial Mortgage Trust 2014-2 A2†	2.767%		1/20/2041	3,807	3,843,128
LSTAR Commercial Mortgage Trust 2014-2 XA†	1.033%	#	1/20/2041	129,863	5,178,790
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	8,816	8,698,786
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	9,165	9,043,548
Merrill Lynch/Countrywide Commercial Mortgage Trust†	3.00%		7/25/2036	6,946	6,781,841
Merrill Lynch/Countrywide Commercial Mortgage Trust	3.00%	#	6/25/2037	40,331	39,618,584
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	60,146	65,489,320
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM	5.419%		8/12/2048	162,827	174,968,358
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%		8/15/2045	11,295	11,539,876
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A2	1.868%		11/15/2045	58,360	59,171,554
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	24,129	23,819,327

See Notes to Financial Statements.	181

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A2	2.964%		7/15/2046	$27,620	$28,816,609
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A2	3.085%		8/15/2046	9,100	9,530,689
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	55,000	57,517,377
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A2	1.863%		2/15/2046	55,000	55,133,650
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 XA	1.733%	#	2/15/2046	104,696	10,109,385
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	119,970	121,258,298
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA	1.46%	#	5/15/2046	295,427	22,896,745
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB†	0.335%	#	5/15/2046	119,710	3,227,262
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 A2	2.979%		4/15/2047	24,750	25,727,155
Morgan Stanley Capital I 2007-HQ12 AM	5.592%	#	4/12/2049	75,935	83,382,325
Morgan Stanley Capital I 2007-IQ15 AM	5.909%	#	6/11/2049	60,273	66,715,008
Morgan Stanley Capital I 2012-C4 XA†	2.656%	#	3/15/2045	291,024	33,858,730
Morgan Stanley Capital I 2012-STAR A1†	2.084%		8/5/2034	39,606	39,591,019
Morgan Stanley Capital I Trust 2006-T23 AM	5.809%	#	8/12/2041	1,615	1,774,456
Morgan Stanley Capital I Trust 2007-T25 AM	5.544%		11/12/2049	450	495,756
Morgan Stanley Capital I Trust 2008-T29 AM	6.277%	#	1/11/2043	3,020	3,490,078
Morgan Stanley Capital I Trust 2012-C4 A2	2.111%		3/15/2045	10,000	10,213,440
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.803%	#	8/12/2045	86,775	95,622,709
Morgan Stanley Re-REMIC Trust 2010-GG10 A4B†	5.803%	#	8/15/2045	61,099	67,329,213
Morgan Stanley Re-REMIC Trust 2010-R3 3B†	0.391%	#	6/26/2036	8,853	8,780,028
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%		3/27/2051	60,116	60,491,822
Motel 6 Trust 2012-MTL6 C†	3.139%		10/5/2025	85,150	86,240,388
NLY Commercial Mortgage Trust 2014-FL1 A†	1.351%	#	11/15/2030	11,000	11,016,275
NLY Commercial Mortgage Trust 2014-FL1 B†	1.901%	#	11/15/2030	13,971	14,021,757
NLY Commercial Mortgage Trust 2014-FL1 C†	2.751%	#	11/15/2030	4,000	4,016,450
NLY Commercial Mortgage Trust 2014-FL1 D†	3.951%	#	11/15/2030	5,000	5,024,925
NorthStar 2012-1 Mortgage Trust 2012-1 B†	1.795%	#	8/25/2029	11,180	11,228,694
NorthStar 2012-1 Mortgage Trust 2012-1 C†	2.296%	#	8/25/2029	23,030	23,186,270
NorthStar Real Estate CDO Ltd. 2013-1A†	2.001%	#	8/25/2029	38,718	38,751,903
NorthStar Real Estate CDO Ltd. 2013-1B†	5.151%	#	8/25/2029	41,750	41,958,750
PFP III Ltd. 2014-1 AS†	1.805%	#	6/14/2031	13,335	13,362,510

182	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
PFP III Ltd. 2014-1 B†	2.505%	#	6/14/2031	$6,500	$6,513,640
PFP III Ltd. 2014-1 C†	3.055%	#	6/14/2031	29,786	29,849,474
Prima Capital Ltd.	2.214%		5/24/2021	98,056	102,991,497
RAIT Trust	3.378%		1/15/2029	7,931	7,946,431
RAIT Trust 2013-FL1	1.936%		1/15/2029	76,506	76,649,359
RAIT Trust 2013-FL1	4.186%		1/15/2029	4,894	4,914,778
RAIT Trust 2014-FL2 B†	2.301%	#	5/13/2031	7,750	7,827,492
RBSCF Trust 2009-RR2 CWB†	5.223%		8/16/2048	14,900	15,874,989
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	6,973	7,081,089
RBSCF Trust 2010-MB1 C†	4.822%	#	4/15/2024	9,200	9,439,936
RBSCF Trust 2010-RR3 MSCB†	5.909%	#	6/16/2049	2,380	2,613,158
RBSCF Trust 2010-RR3 WBTB†	5.944%	#	2/16/2051	22,942	25,550,310
RBSSP Resecuritization Trust 2013-1 3A1†	0.262%	#	1/26/2037	8,146	7,707,983
RBSSP Resecuritization Trust 2013-3 1A1	0.31%	#	11/26/2036	11,519	10,976,994
RBSSP Resecuritization Trust 2013-3 2A1†	0.312%	#	11/26/2036	12,907	11,793,785
RCMC LLC 2012-CRE1 A†	5.624%		11/15/2044	37,079	37,999,775
RREF LLC 2013-LT3	2.50%		6/20/2028	7,733	7,732,587
Sequoia Mortgage Trust 2012-4 A1	3.50%		9/25/2042	6,728	6,708,130
Sequoia Mortgage Trust 2012-4 A2	3.00%		9/25/2042	9,184	8,994,447
Sequoia Mortgage Trust 2013-1 2A1	1.855%		2/25/2043	13	11,426
Sequoia Mortgage Trust 2013-2 A	1.874%		2/25/2043	5,354	4,817,013
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(a)	1.778%	#	1/21/2055	20,000	20,080,780
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	28,115	28,169,989
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	51,906	51,847,681
SRERS Funding Ltd. 2011-RS A1B1†	0.403%	#	5/9/2046	33,626	31,439,873
Starwood Property Mortgage Trust 2013-FV1 C†	2.75%	#	8/11/2028	21,190	21,230,738
Starwood Property Mortgage Trust 2013-FV1 D†	3.65%	#	8/11/2028	17,000	17,035,411
Structured Asset Securities Corp. 2005-14 2A1	5.75%		7/25/2035	5,608	5,776,514
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	17,203	17,254,859
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	10,163	10,233,540
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%		5/10/2063	102,579	104,513,383
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA†	1.78%	#	5/10/2063	121,717	10,508,912
UBS-Barclays Commercial Mortgage Trust 2012-C3 A2	1.852%		8/10/2049	54,654	55,197,862
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%		12/10/2045	22,067	22,142,613

See Notes to Financial Statements.	183

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA†	1.14%	#	3/10/2046	$346,869	$24,664,964
UBS-Barclays Commercial Mortgage Trust 2013-C6 A2	2.067%		4/10/2046	30,560	30,901,248
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA†	1.353%	#	4/10/2046	468,106	39,099,063
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A2	2.804%		1/10/2045	16,650	17,258,291
Vornado DP LLC 2010-VNO A1†	2.97%		9/13/2028	23,754	24,726,734
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%		4/15/2042	1,058	1,068,897
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.239%	#	10/15/2044	10,650	10,892,570
Wachovia Bank Commercial Mortgage Trust 2005-C22 AM	5.33%	#	12/15/2044	8,100	8,575,798
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	52,183	56,777,922
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	27,135	29,548,102
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%		11/15/2048	41,556	45,241,560
Wachovia Bank Commercial Mortgage Trust 2006-WL7A G†	0.511%	#	9/15/2021	5,862	5,753,101
Wachovia Bank Commercial Mortgage Trust 2006-WL7A H†	0.551%	#	9/15/2021	25,615	24,977,404
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	10,982	11,020,181
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	56,029	61,144,308
Wachovia Bank Commercial Mortgage Trust 2007-C30 AMFL†	0.351%	#	12/15/2043	50,000	47,948,950
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%		4/15/2047	155,408	171,463,954
Wachovia Bank Commercial Mortgage Trust 2007-WHL8 A2†	0.291%	#	6/15/2020	19,920	19,732,264
Wachovia Bank Commercial Mortgage Trust 2007-WHL8 LXR1†	0.851%	#	6/15/2020	19,631	19,283,925
Wachovia Bank Commercial Mortgage Trust 2007-WHL8 LXR2†	0.951%	#	6/15/2020	58,035	56,767,489
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	2.372%	#	1/25/2036	9,163	8,792,210

184	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%		10/15/2045	$31,010	$31,409,548
Wells Fargo Commercial Mortgage Trust 2014-TISH B†	1.502%	#	2/15/2027	8,000	8,016,456
Wells Fargo Commercial Mortgage Trust 2014-TISH C†	2.002%	#	2/15/2027	9,500	9,518,278
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%		5/25/2035	5,543	5,916,591
Wells Fargo Re-REMIC Trust 2012-IO A†	1.75%		8/20/2021	19,866	19,874,282
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%		2/15/2044	55,160	57,483,532
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%		2/15/2044	29,050	31,763,459
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%		3/15/2044	19,730	20,546,881
WF-RBS Commercial Mortgage Trust 2011-C4 A2†	3.454%		6/15/2044	43,750	45,874,194
WF-RBS Commercial Mortgage Trust 2011-C5 A2	2.684%		11/15/2044	10,745	11,143,145
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	17,650	18,625,295
WF-RBS Commercial Mortgage Trust 2011-C5 XA†	2.011%	#	11/15/2044	23,968	2,373,526
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%		12/15/2045	26,312	26,531,297
WF-RBS Commercial Mortgage Trust 2012-C10 XA†	1.815%	#	12/15/2045	68,705	7,320,941
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	26,613	26,784,549
WF-RBS Commercial Mortgage Trust 2012-C7 XA†	1.584%	#	6/15/2045	391,597	36,631,785
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	76,420	77,562,861
WF-RBS Commercial Mortgage Trust 2012-C8 XA†	2.22%	#	8/15/2045	70,824	8,022,948
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	143,294	145,516,490
WF-RBS Commercial Mortgage Trust 2013-C12 A2	2.072%		3/15/2048	37,415	38,004,904
WF-RBS Commercial Mortgage Trust 2013-C13 A2	1.964%		5/15/2045	33,549	33,903,848

See Notes to Financial Statements.	185

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2013-C13 XA†	1.474%	#	5/15/2045	$320,738	$27,944,120
WF-RBS Commercial Mortgage Trust 2013-C16 A2	3.223%		9/15/2046	35,000	36,934,520
WF-RBS Commercial Mortgage Trust 2014-C20 A2	3.036%		5/15/2047	10,448	10,899,819
WF-RBS Commercial Mortgage Trust 2014-C20 XA	1.417%	#	5/15/2047	262,760	21,307,720
WF-RBS Commercial Mortgage Trust 2014-C20 XB	0.735%	#	5/15/2047	50,603	2,674,975
WFRBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	325	353,529
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,894,496,034)					9,901,278,874

U.S. TREASURY OBLIGATIONS 2.99%
U.S. Treasury Note	0.375%		3/15/2015	924,130	926,260,120
U.S. Treasury Note	2.125%		12/31/2015	130,000	133,874,650
Total U.S. Treasury Obligations (cost $1,058,734,280)					1,060,134,770
Total Long-Term Investments (cost $33,110,761,371)					33,338,077,101

SHORT-TERM INVESTMENTS 5.63%

COMMERCIAL PAPER 2.12%

Energy Equipment & Services 0.52%
Talisman Energy, Inc.	Zero Coupon		6/9/2014	94,000	93,987,206
Talisman Energy, Inc.	Zero Coupon		7/2/2014	90,500	90,447,208
Total					184,434,414

Oil: Integrated Domestic 0.81%
Weatherford International Ltd.	Zero Coupon		6/3/2014	29,994	29,993,233
Weatherford International Ltd.	Zero Coupon		6/4/2014	23,500	23,498,812
Weatherford International Ltd.	Zero Coupon		6/5/2014	19,250	19,248,540
Weatherford International Ltd.	Zero Coupon		6/6/2014	19,500	19,498,007
Weatherford International Ltd.	Zero Coupon		6/6/2014	19,250	19,248,054
Weatherford International Ltd.	Zero Coupon		6/9/2014	19,250	19,246,594
Weatherford International Ltd.	Zero Coupon		6/10/2014	14,500	14,497,100
Weatherford International Ltd.	Zero Coupon		6/11/2014	29,000	28,993,475
Weatherford International Ltd.	Zero Coupon		6/13/2014	19,250	19,244,647
Weatherford International Ltd.	Zero Coupon		6/16/2014	19,000	18,993,867
Weatherford International Ltd.	Zero Coupon		6/17/2014	15,000	14,994,375
Weatherford International Ltd.	Zero Coupon		6/26/2014	19,000	18,988,600

186	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)
Weatherford International Ltd.	Zero Coupon	6/26/2014	$19,750	$19,739,072
Weatherford International Ltd.	Zero Coupon	7/1/2014	21,250	21,235,278
Total				287,419,654

Railroads 0.12%
Kansas City Southern Railway	Zero Coupon	6/2/2014	25,000	25,000,000
Kansas City Southern Railway	Zero Coupon	6/12/2014	18,500	18,496,917
Total				43,496,917

Utilities: Miscellaneous 0.67%
Entergy Corp.	Zero Coupon	6/17/2014	13,600	13,596,033
Entergy Corp.	Zero Coupon	6/19/2014	19,500	19,493,094
Entergy Corp.	Zero Coupon	6/20/2014	47,000	46,984,725
Entergy Corp.	Zero Coupon	6/23/2014	46,500	46,479,656
Entergy Corp.	Zero Coupon	7/2/2014	17,000	16,987,533
Entergy Corp.	Zero Coupon	10/3/2014	23,750	23,706,443
Nisource Finance Corp.	Zero Coupon	6/16/2014	18,000	17,995,800
Nisource Finance Corp.	Zero Coupon	6/19/2014	18,500	18,494,758
Nisource Finance Corp.	Zero Coupon	6/27/2014	32,000	31,986,667
Total				235,724,709
Total Commercial Paper (cost $751,030,805)				751,075,694

CONVERTIBLE BONDS 0.22%

Metals & Minerals: Miscellaneous 0.16%
Goldcorp, Inc. (Canada)(a)	2.00%	8/1/2014	47,073	47,308,365
Newmont Mining Corp.	1.25%	7/15/2014	9,000	9,011,250
Total				56,319,615

Telecommunications 0.06%
Leap Wireless International, Inc.	4.50%	7/15/2014	22,472	22,612,450
Total Convertible Bonds (cost $78,093,111)				78,932,065

CORPORATE BONDS 0.78%

Banks: Diversified 0.28%
Royal Bank of Scotland Group plc (United Kingdom)(a)	5.00%	10/1/2014	52,561	53,270,679
Royal Bank of Scotland Group plc (United Kingdom)(a)	5.05%	1/8/2015	43,564	44,505,897
Total				97,776,576

See Notes to Financial Statements.	187

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Broadcasting 0.06%
Clear Channel Communications, Inc.	5.50%	9/15/2014	$19,550	$19,874,530

Chemicals 0.02%
Yara International ASA (Norway)†(a)	5.25%	12/15/2014	7,484	7,653,236

Computer Software 0.00%
CA, Inc.	6.125%	12/1/2014	400	411,150

Electric: Power 0.01%
TransAlta Corp. (Canada)(a)	4.75%	1/15/2015	3,800	3,895,749

Financial 0.09%
Macquarie Group Ltd. (Australia)†(a)	7.30%	8/1/2014	30,635	30,958,230

Financial Services 0.09%
Nationstar Mortgage LLC/Nationstar Capital Corp.	10.875%	4/1/2015	33,610	33,820,062

Financial: Miscellaneous 0.04%
NASDAQ OMX Group, Inc. (The)	4.00%	1/15/2015	15,250	15,565,919

Food 0.04%
Tate & Lyle International Finance plc (United Kingdom)†(a)	5.00%	11/15/2014	12,770	13,028,324

Leasing 0.02%
International Lease Finance Corp.†	6.50%	9/1/2014	5,875	5,963,125

Metals & Minerals: Miscellaneous 0.02%
ALROSA Finance SA (Luxembourg)(a)	8.875%	11/17/2014	7,685	7,897,183

Oil 0.01%
Gulf South Pipeline Co. LP†	5.05%	2/1/2015	2,025	2,077,253

Oil: Crude Producers 0.00%
Williams Partners LP	3.80%	2/15/2015	1,225	1,251,825

Real Estate Investment Trusts 0.10%
Hospitality Properties Trust	5.125%	2/15/2015	34,964	35,258,572
Reckson Operating Partnership LP	5.875%	8/15/2014	1,160	1,170,990
Total				36,429,562
Total Corporate Bonds (cost $276,152,121)				276,602,724

188	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENTS 2.51%
Repurchase Agreement dated 5/30/2014, Zero Coupon due 6/2/2014 with Fixed Income Clearing Corp. collateralized by $904,890,000 of U.S. Government and Agency Obligations with rates between Zero Coupon and 1.75%, maturity dates between 8/1/2014 and 11/30/2017; value: 904,877,476; proceeds: 887,132,030	$887,132	$887,132,030
Repurchase Agreement dated 5/30/2014, 0.04% due 6/2/2014 with J.P. Morgan Securities, LLC collateralized by $5,000,000 of Federal Home Loan Mortgage Corp. at 0.70% due 5/22/2017; value: $5,090,985; proceeds: $5,000,017	5,000	5,000,000
Total Repurchase Agreements (cost $892,132,030)		892,132,030
Total Short-Term Investments (cost $1,997,408,067)		1,998,742,513
Total Investments in Securities 99.63% (cost $35,108,169,438)		35,336,819,614
Cash and Other Assets in Excess of Liabilities(i) 0.37%		131,308,416
Net Assets 100.00%		$35,468,128,030

CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
COD	Certificate of Deposit.
IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2014.
(a)	Foreign security traded in U.S. dollars.
(b)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of May 31, 2014.
(c)	Security is perpetual and has no stated maturity date.
(d)	Securities purchased on a when-issued basis (See Note 2(i)).
(e)	Defaulted security.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2014.
(g)	Investment in non-U.S. dollar denominated securities.
(h)	Amount is less than $1,000.
(i)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	189

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Credit Default Swaps on Indexes – Sell Protection at May 31, 2014(1):

Referenced Index	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$24,000,000	$22,947,547	$23,872,500	$576,891	$449,391	$127,500
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	24,700,000	23,616,850	24,568,781	1,311,591	1,180,372	131,219
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	25,000,000	23,903,695	24,867,187	615,997	483,184	132,813
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	23,000,000	22,585,215	22,805,938	802,276	608,214	194,062
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	23,000,000	22,585,215	22,805,937	823,085	629,022	194,063
Markit CMBX. NA.AAA.4(6)	.35%	2/17/2051	29,500,000	28,937,367	29,357,108	2,279,145	2,136,253	142,892
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	23,400,000	22,373,858	23,275,687	1,242,918	1,118,605	124,313
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	49,500,000	47,329,316	49,237,032	2,629,249	2,366,281	262,968
Markit CMBX. NA.AAA.3(7)	.08%	12/13/2049	9,900,000	9,721,462	9,816,469	754,824	671,293	83,531
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	23,000,000	21,991,399	22,877,813	635,518	513,331	122,187
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	14,800,000	14,533,095	14,675,125	1,206,913	1,082,038	124,875
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	24,500,000	24,058,164	24,293,281	1,998,612	1,791,893	206,719
						$14,877,019	$13,029,877	$1,847,142

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(p)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $13,029,877. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Goldman Sachs.
(8)	Swap Counterparty: Morgan Stanley.

190	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Open Forward Foreign Currency Exchange Contracts at May 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Morgan Stanley	7/17/2014	4,125,000	$6,981,570	$6,911,994	$69,576
Canadian dollar	Sell	Goldman Sachs	7/7/2014	3,313,000	3,055,673	3,052,843	2,830
euro	Sell	Goldman Sachs	7/17/2014	430,000	594,818	586,128	8,690
euro	Sell	J.P. Morgan	7/17/2014	3,950,000	5,475,135	5,384,195	90,940
euro	Sell	J.P. Morgan	8/13/2014	37,320,000	51,331,839	50,871,824	460,015
euro	Sell	J.P. Morgan	8/13/2014	37,325,000	51,377,373	50,878,639	498,734
euro	Sell	Morgan Stanley	7/17/2014	4,608,000	6,410,538	6,281,107	129,431
euro	Sell	Morgan Stanley	7/17/2014	905,000	1,259,159	1,233,594	25,565
euro	Sell	Morgan Stanley	7/17/2014	2,975,000	4,121,309	4,055,185	66,124
euro	Sell	Morgan Stanley	7/17/2014	22,365,000	30,982,548	30,485,451	497,097
euro	Sell	UBS AG	8/13/2014	37,320,000	51,353,738	50,871,824	481,914
Swiss franc	Sell	J.P. Morgan	8/19/2014	2,955,000	3,327,820	3,302,506	25,314
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,356,230

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Morgan Stanley	7/17/2014	2,490,000	$4,166,049	$4,172,331	$(6,282)
Canadian dollar	Sell	Barclays Bank plc	7/7/2014	604,000	548,823	556,570	(7,747)
Canadian dollar	Sell	J.P. Morgan	7/7/2014	7,070,000	6,503,366	6,514,820	(11,454)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(25,483)

Open Futures Contracts at May 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2014	40,959	Long	$9,021,859,775	$18,238,862

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2014	1,557	Long	$342,175,080	$(2,678)
U.S. 5-Year Treasury Note	June 2014	7,082	Short	(853,325,675)	(5,963,549)
Totals				$(511,150,595)	$(5,966,227)

See Notes to Financial Statements.	191

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2014

Open Total Return Swap at May 31, 2014:

Swap Counterparty	Payment Made By The Fund On Contract Date	Payment To Be Received By The Fund At Termination Date	Reference Entity	Notional Amount	Termination Date	Fair Value
Deutsche Bank	$1,651,070	3,952 Convertible Debenture Units (Reference Entity)	OGX Petroleo e Gas S.A. Convertible Debentures (Brazil)	$1,651,070	2/11/2015	$1,651,070

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$3,859,404,564	$—	$3,859,404,564
Corporate Bonds	—	14,623,763,449	—	14,623,763,449
Floating Rate Loans(4)
Aerospace/Defense	—	57,173,450	—	57,173,450
Apparel	—	18,667,437	—	18,667,437
Containers	—	9,322,805	—	9,322,805
Electric: Generation	—	—	17,727,375	17,727,375
Energy Equipment & Services	—	45,164,522	—	45,164,522
Financial Services	—	19,513,898	—	19,513,898
Food	—	47,979,657	—	47,979,657
Gaming	—	203,712,631	—	203,712,631
Health Care	—	312,091,654	—	312,091,654
Health Care Products	—	22,370,910	—	22,370,910
Leasing	—	74,019,637	—	74,019,637
Leisure	—	4,851,060	—	4,851,060
Media	—	242,951,805	—	242,951,805
Metals & Minerals: Miscellaneous	—	12,169,490	—	12,169,490
Services	—	20,050,989	25,757,691	45,808,680
Technology	—	63,082,088	—	63,082,088
Telecommunications	—	138,614,485	—	138,614,485
Utilities	—	44,487,843	52,004,765	96,492,608
Foreign Bonds	—	169,729,548	—	169,729,548
Foreign Government Obligations	—	217,743,195	—	217,743,195
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	473,673,860	—	473,673,860
Government Sponsored Enterprises Pass-Throughs	—	1,859,631,519	—	1,859,631,519
Municipal Bond	—	17,605,854	—	17,605,854
Non-Agency Commercial Mortgage-Backed Securities	—	9,901,278,874	—	9,901,278,874
U.S. Treasury Obligations	—	1,060,134,770	—	1,060,134,770
Commercial Paper	—	751,075,694	—	751,075,694
Convertible Bonds	—	78,932,065	—	78,932,065
Repurchase Agreements	—	892,132,030	—	892,132,030
Total	$—	$35,241,329,783	$95,489,831	$35,336,819,614

192	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND May 31, 2014

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(1,847,142)	—	(1,847,142)
Forward Foreign Currency Exchange Contracts
Assets	—	2,356,230	—	2,356,230
Liabilities	—	(25,483)	—	(25,483)
Futures Contracts
Assets	18,238,862	—	—	18,238,862
Liabilities	(5,966,227)	—	—	(5,966,227)
Total Return Swap
Assets	—	—	1,651,070	1,651,070
Liabilities	—	—	—	—
Unfunded Commitments
Assets	—	24,846	—	24,846
Liabilities	—	—	—	—
Total	$12,272,635	$508,451	$1,651,070	$14,432,156

(1)	Refer to note 2(r) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2014.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	Total Return Swap
Balance as of December 1, 2013	$57,270,583	$—
Accrued discounts/premiums	(8,027)	—
Realized gain (loss)	(27,163)	—
Change in unrealized appreciation/depreciation	(71,814)	—
Purchases	32,357,588	1,651,070
Sales	(19,792,772)	—
Net transfers in or out of Level 3	25,761,436	—
Balance as of May 31, 2014	$95,489,831	$1,651,070

See Notes to Financial Statements.	193

Statements of Assets and Liabilities (unaudited)

May 31, 2014

	Convertible	Floating	High Yield
	Fund	Rate Fund	Fund
ASSETS:
Investments in securities, at cost	$732,354,967	$8,788,933,914	$3,264,243,933
Investments in securities, at fair value	$761,891,648	$8,812,871,157	$3,376,289,333
Cash	—	470,000	—
Foreign cash, at value (cost $0, $8,969,741 and $1,825,933, respectively)	—	8,977,493	1,825,278
Deposits with brokers for derivatives collateral	—	1,308,900	—
Receivables:
Interest and dividends	3,721,313	59,446,019	50,556,737
Investment securities sold	2,040,686	426,890,668	82,407,425
Capital shares sold	61,398,491	75,020,140	26,196,751
From advisor (See Note 3)	11,712	—	—
Variation margin	—	79,209	—
Unrealized appreciation on forward foreign currency exchange contracts	97,047	2,056,190	1,344,162
Unrealized appreciation on unfunded commitments	—	—	30,000
Prepaid expenses and other assets	83,481	373,867	126,565
Total assets	829,244,378	9,387,493,643	3,538,776,251
LIABILITIES:
Payables:
To bank	—	—	5,591,625
Investment securities purchased	80,451,443	484,585,703	164,090,159
Capital shares reacquired	590,598	35,699,231	6,025,109
12b-1 distribution fees	53,570	2,988,836	548,174
Trustees’ fees	51,155	308,189	160,396
Management fee	357,833	3,427,865	1,517,540
Fund administration	20,448	300,924	111,211
To affiliate (See Note 3)	14,358	—	67,369
Reverse repurchase agreement, at fair value	—	—	2,557,873
Unrealized depreciation on unfunded commitments	—	101,375	—
Unrealized depreciation on forward foreign currency exchange contracts	—	183,819	797,021
Credit default swap agreement payable, at fair value (including upfront payments received of $0, $0, and $100,363)	—	—	180,763
Distributions payable	—	35,660,616	16,037,576
Accrued expenses	69,378	673,137	310,848
Total liabilities	81,608,783	563,929,695	197,995,664
NET ASSETS	$747,635,595	$8,823,563,948	$3,340,780,587
COMPOSITION OF NET ASSETS:
Paid-in capital	$659,557,016	$8,796,463,619	$3,198,032,173
Distributions in excess of net investment income	(338,250)	(358,023)	(8,385,046)
Accumulated net realized gain on investments, futures contracts, swaps and foreign currency related transactions	58,783,425	3,328,631	38,578,777
Net unrealized appreciation on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	29,633,404	24,129,721	112,554,683
Net Assets	$747,635,595	$8,823,563,948	$3,340,780,587

194	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2014

	Convertible	Floating	High Yield
	Fund	Rate Fund	Fund

Net assets by class:
Class A Shares	$150,249,252	$3,658,410,321	$1,037,184,539
Class B Shares	$2,515,197	—	$12,555,652
Class C Shares	$68,185,134	$1,929,927,540	$339,834,454
Class F Shares	$115,221,906	$2,640,307,333	$416,757,407
Class I Shares	$408,424,855	$569,001,111	$1,495,062,113
Class P Shares	$46,294	—	$1,610,449
Class R2 Shares	$291,706	$738,862	$5,655,266
Class R3 Shares	$2,701,251	$25,178,781	$32,120,707
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	11,416,172	386,063,069	129,947,214
Class B Shares	191,444	—	1,580,045
Class C Shares	5,209,945	203,502,046	42,795,716
Class F Shares	8,753,522	278,896,996	52,281,073
Class I Shares	30,893,811	60,004,507	186,535,290
Class P Shares	3,477	—	199,026
Class R2 Shares	21,944	77,855	704,451
Class R3 Shares	205,875	2,655,906	4,001,764
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$13.16	$9.48	$7.98
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$13.46	$9.70	$8.16
Class B Shares-Net asset value	$13.14	—	$7.95
Class C Shares-Net asset value	$13.09	$9.48	$7.94
Class F Shares-Net asset value	$13.16	$9.47	$7.97
Class I Shares-Net asset value	$13.22	$9.48	$8.01
Class P Shares-Net asset value	$13.31	—	$8.09
Class R2 Shares-Net asset value	$13.29	$9.49	$8.03
Class R3 Shares-Net asset value	$13.12	$9.48	$8.03

See Notes to Financial Statements.	195

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2014

		Inflation	Short Duration
	Income Fund	Focused Fund	Income Fund
ASSETS:
Investments in securities, at cost	$1,872,035,700	$928,115,591	$35,108,169,438
Investments in securities, at fair value	$1,946,026,858	$932,072,520	$35,336,819,614
Cash	1,775,096	840,126	32,904,000
Foreign cash, at value (cost $0, $255 and $0, respectively)	—	256	—
Deposits with brokers for derivatives collateral	2,233,245	39,200,000	4,188,096
Receivables:
Interest and dividends	23,966,143	7,457,407	282,742,911
Investment securities sold	79,630,171	6,540,941	266,624,692
Capital shares sold	11,737,022	5,578,107	280,310,806
From advisor (See Note 3)	145,442	13,647	—
Variation margin	121,874	8,382	—
Unrealized appreciation on forward foreign currency exchange contracts	4,758,686	69,223	2,356,230
Unrealized appreciation on unfunded commitments	—	657	24,846
Total return swap agreements, at fair value	95,672	12,116	1,651,070
Unrealized appreciation on CPI swaps	—	962,367	—
Prepaid expenses and other assets	79,763	119,134	682,370
Total assets	2,070,569,972	992,874,883	36,208,304,635
LIABILITIES:
Payables:
Investment securities purchased	192,805,381	10,862,926	451,409,112
Capital shares reacquired	5,544,519	7,002,678	156,208,315
12b-1 distribution fees	551,133	275,757	12,256,668
Trustees’ fees	603,663	35,852	1,491,506
Management fee	777,711	318,080	7,593,137
Fund administration	62,217	31,808	1,194,518
To affiliate (See Note 3)	—	—	39,644
Variation margin	—	—	98,765
Unrealized depreciation on forward foreign currency exchange contracts	963,880	503	25,483
Unrealized depreciation on CPI swaps	—	39,257,644	—
Credit default swap agreements payable, at fair value (including upfront payments received of $0, $321,694, and $14,877,019)	—	50,953	1,847,142
Distributions payable	7,125,486	2,809,357	104,260,410
Accrued expenses	476,931	254,086	3,751,905
Total liabilities	208,910,921	60,899,644	740,176,605
NET ASSETS	$1,861,659,051	$931,975,239	$35,468,128,030
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,799,737,632	$983,863,442	$35,665,345,606
Distributions in excess of net investment income	(11,954,325)	(6,457,063)	(233,423,688)
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(2,383,850)	(11,855,560)	(220,156,301)
Net unrealized appreciation (depreciation) on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	76,259,594	(33,575,580)	256,362,413
Net Assets	$1,861,659,051	$931,975,239	$35,468,128,030

196	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2014

		Inflation	Short Duration
	Income Fund	Focused Fund	Income Fund

Net assets by class:
Class A Shares	$1,060,269,433	$515,818,868	$13,820,041,070
Class B Shares	$9,753,106	$—	$28,853,358
Class C Shares	$305,183,831	$119,656,707	$8,038,999,146
Class F Shares	$317,490,524	$231,257,470	$9,934,506,821
Class I Shares	$125,486,310	$64,836,113	$3,495,943,497
Class R2 Shares	$3,516,947	$283,813	$17,951,363
Class R3 Shares	$39,958,900	$122,268	$131,832,775
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	358,915,914	36,494,132	3,028,914,623
Class B Shares	3,298,336	—	6,315,614
Class C Shares	102,849,581	8,452,771	1,750,910,785
Class F Shares	107,493,049	16,348,863	2,179,040,458
Class I Shares	42,467,766	4,588,155	766,803,984
Class R2 Shares	1,180,451	20,095	3,932,574
Class R3 Shares	13,482,554	8,653	28,863,929
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$2.95	$14.13	$4.56
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$3.02	$14.46	$4.66
Class B Shares-Net asset value	$2.96	$—	$4.57
Class C Shares-Net asset value	$2.97	$14.16	$4.59
Class F Shares-Net asset value	$2.95	$14.15	$4.56
Class I Shares-Net asset value	$2.95	$14.13	$4.56
Class R2 Shares-Net asset value	$2.98	$14.12	$4.56
Class R3 Shares-Net asset value	$2.96	$14.13	$4.57

See Notes to Financial Statements.	197

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2014

	Convertible	Floating	High Yield
	Fund	Rate Fund	Fund
Investment income:
Dividends (net of foreign withholding taxes of $9,663, $0 and $1,904, respectively)	$2,462,615	$—	$568,286
Interest and other (net of foreign withholding taxes of $0, $0 and $12,543, respectively)	4,400,087	231,633,582	97,403,141
Total investment income	6,862,702	231,633,582	97,971,427
Expenses:
Management fee	2,221,369	20,208,161	8,218,324
12b-1 distribution plan-Class A	139,439	3,660,274	928,916
12b-1 distribution plan-Class B	13,718	—	64,282
12b-1 distribution plan-Class C	267,168	8,552,074	1,366,556
12b-1 distribution plan-Class F	47,757	1,335,756	197,129
12b-1 distribution plan-Class P	100	—	3,534
12b-1 distribution plan-Class R2	588	2,027	15,900
12b-1 distribution plan-Class R3	6,113	46,694	73,546
Shareholder servicing	141,955	3,026,772	1,063,959
Fund administration	126,935	1,774,120	597,630
Registration	55,657	451,710	122,262
Reports to shareholders	15,984	281,561	89,024
Professional	29,503	69,940	40,759
Trustees’ fees	13,843	188,457	61,064
Custody	6,811	56,839	35,447
Subsidy (See Note 3)	203,571	—	592,560
Other	7,291	56,251	23,081
Gross expenses	3,297,802	39,710,636	13,493,973
Expense reductions (See Note 9)	(131)	(3,789)	(866)
Management fee waived (See Note 3)	(93,677)	—	—
Net expenses	3,203,994	39,706,847	13,493,107
Net investment income	3,658,708	191,926,735	84,478,320
Net realized and unrealized gain (loss):
Net realized gain on investments, futures contracts, swaps and foreign currency related transactions	59,029,410	3,795,578	44,884,699
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(26,031,702)	(17,993,885)	35,574,136
Net realized and unrealized gain (loss)	32,997,708	(14,198,307)	80,458,835
Net Increase in Net Assets Resulting From Operations	$36,656,416	$177,728,428	$164,937,155

198	See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2014

		Inflation	Short Duration
	Income Fund	Focused Fund	Income Fund
Investment income:
Dividends	$60,039	$—	$—
Interest and other (net of foreign withholding taxes of $841, $0 and $0, respectively)	41,357,790	12,255,589	485,567,004
Total investment income	41,417,829	12,255,589	485,567,004
Expenses:
Management fee	4,432,805	1,759,744	43,520,849
12b-1 distribution plan-Class A	1,024,740	443,536	13,321,958
12b-1 distribution plan-Class B	50,226	—	150,473
12b-1 distribution plan-Class C	1,306,612	598,558	35,047,487
12b-1 distribution plan-Class F	143,563	122,110	4,678,177
12b-1 distribution plan-Class R2	10,231	650	48,459
12b-1 distribution plan-Class R3	86,201	307	293,901
Shareholder servicing	974,821	354,600	11,239,894
Fund administration	354,624	175,974	6,843,665
Registration	89,931	104,643	886,348
Reports to shareholders	72,594	36,657	1,098,782
Professional	38,421	43,287	94,241
Trustees’ fees	38,798	19,554	732,451
Custody	39,273	41,857	214,052
Subsidy (See Note 3)	—	—	329,122
Other	21,410	11,124	281,919
Gross expenses	8,684,250	3,712,601	118,781,778
Expense reductions (See Note 9)	(747)	(371)	(14,273)
Management fee waived (See Note 3)	(919,876)	(127,421)	—
Net expenses	7,763,627	3,584,809	118,767,505
Net investment income	33,654,202	8,670,780	366,799,499
Net realized and unrealized gain:
Net realized gain on investments, futures contracts,swaps and foreign currency related transactions	13,681,636	1,072,026	80,859,411
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	73,280,258	2,512,022	122,388,906
Net realized and unrealized gain	86,961,894	3,584,048	203,248,317
Net Increase in Net Assets Resulting From Operations	$120,616,096	$12,254,828	$570,047,816

See Notes to Financial Statements.	199

Statements of Changes in Net Assets

	Convertible Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2014 (unaudited)	For the Year Ended November 30, 2013
Operations:
Net investment income	$3,658,708	$7,607,339
Net realized gain on investments and foreign currency related transactions	59,029,410	65,947,836
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(26,031,702)	41,033,257
Net increase in net assets resulting from operations	36,656,416	114,588,432
Distributions to shareholders from:
Net investment income
Class A	(1,993,046)	(1,497,415)
Class B	(34,052)	(45,803)
Class C	(780,256)	(743,099)
Class F	(1,382,887)	(1,012,014)
Class I	(5,764,814)	(7,808,870)
Class P	(637)	(655)
Class R2	(2,236)	(1,619)
Class R3	(32,388)	(21,325)
Net realized gain
Class A	(7,749,692)	—
Class B	(195,676)	—
Class C	(3,927,766)	—
Class F	(5,187,501)	—
Class I	(24,507,594)	—
Class P	(2,837)	—
Class R2	(10,597)	—
Class R3	(137,474)	—
Total distributions to shareholders	(51,709,453)	(11,130,800)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	361,784,310	213,952,337
Reinvestment of distributions	48,369,520	10,438,635
Cost of shares reacquired	(264,558,921)	(145,661,439)
Net increase in net assets resulting from capital share transactions	145,594,909	78,729,533
Net increase in net assets	130,541,872	182,187,165
NET ASSETS:
Beginning of period	$617,093,723	$434,906,558
End of period	$747,635,595	$617,093,723
Undistributed (distributions in excess of) net investment income	$(338,250)	$5,993,358

200	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Floating Rate Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2014 (unaudited)	For the Year Ended November 30, 2013
Operations:
Net investment income	$191,926,735	$263,053,106
Net realized gain on investments, futures contracts and foreign currency related transactions	3,795,578	26,829,958
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(17,993,885)	26,078,790
Net increase in net assets resulting from operations	177,728,428	315,961,854
Distributions to shareholders from:
Net investment income
Class A	(81,724,752)	(110,382,108)
Class C	(36,256,834)	(53,963,968)
Class F	(60,835,678)	(79,646,848)
Class I	(13,807,353)	(18,721,642)
Class R2	(13,812)	(19,240)
Class R3	(394,841)	(284,199)
Net realized gain
Class A	(5,992,273)	—
Class C	(3,168,726)	—
Class F	(4,427,832)	—
Class I	(1,001,569)	—
Class R2	(999)	—
Class R3	(25,410)	—
Total distributions to shareholders	(207,650,079)	(263,018,005)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	2,102,205,238	6,833,727,139
Reinvestment of distributions	163,512,345	209,470,360
Cost of shares reacquired	(2,061,837,171)	(1,950,939,791)
Net increase in net assets resulting from capital share transactions	203,880,412	5,092,257,708
Net increase in net assets	173,958,761	5,145,201,557
NET ASSETS:
Beginning of period	$8,649,605,187	$3,504,403,630
End of period	$8,823,563,948	$8,649,605,187
Undistributed (distributions in excess of) net investment income	$(358,023)	$748,512

See Notes to Financial Statements.	201

Statements of Changes in Net Assets (continued)

	High Yield Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2014 (unaudited)	For the Year Ended November 30, 2013
Operations:
Net investment income	$84,478,320	$152,749,222
Net realized gain on investments, futures contracts, swaps and foreign currency related transactions	44,884,699	99,917,666
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	35,574,136	(6,209,436)
Net increase in net assets resulting from operations	164,937,155	246,457,452
Distributions to shareholders from:
Net investment income
Class A	(27,666,407)	(52,717,860)
Class B	(334,190)	(843,735)
Class C	(8,569,462)	(17,732,214)
Class F	(11,928,823)	(22,879,609)
Class I	(39,972,886)	(63,647,778)
Class P	(45,062)	(93,873)
Class R2	(148,222)	(266,379)
Class R3	(836,999)	(1,460,036)
Net realized gain
Class A	(28,726,127)	(18,307,283)
Class B	(444,152)	(376,425)
Class C	(10,505,509)	(6,858,174)
Class F	(13,416,030)	(7,649,886)
Class I	(39,914,001)	(18,265,444)
Class P	(50,993)	(31,677)
Class R2	(161,318)	(82,476)
Class R3	(985,577)	(493,031)
Total distributions to shareholders	(183,705,758)	(211,705,880)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	914,161,872	1,442,345,157
Reinvestment of distributions	160,031,820	180,550,693
Cost of shares reacquired	(494,766,565)	(1,163,563,507)
Net increase in net assets resulting from capital share transactions	579,427,127	459,332,343
Net increase in net assets	560,658,524	494,083,915
NET ASSETS:
Beginning of period	$2,780,122,063	$2,286,038,148
End of period	$3,340,780,587	$2,780,122,063
Distributions in excess of net investment income	$(8,385,046)	$(3,361,315)

202	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Income Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2014 (unaudited)	For the Year Ended November 30, 2013
Operations:
Net investment income	$33,654,202	$78,976,329
Net realized gain on investments, futures contracts and foreign currency related transactions	13,681,636	41,706,784
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	73,280,258	(115,741,816)
Net increase in net assets resulting from operations	120,616,096	4,941,297
Distributions to shareholders from:
Net investment income
Class A	(24,677,192)	(57,252,921)
Class B	(202,098)	(526,973)
Class C	(6,359,431)	(15,907,477)
Class F	(7,017,404)	(20,500,084)
Class I	(2,665,567)	(4,289,309)
Class R2	(75,410)	(107,562)
Class R3	(784,508)	(1,044,123)
Net realized gain
Class A	(16,287,238)	(19,743,480)
Class B	(164,902)	(246,675)
Class C	(4,932,956)	(6,411,432)
Class F	(4,380,342)	(7,961,315)
Class I	(1,420,439)	(1,408,068)
Class R2	(50,278)	(20,807)
Class R3	(474,725)	(267,682)
Total distributions to shareholders	(69,492,490)	(135,687,908)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	282,462,915	839,204,160
Reinvestment of distributions	57,756,298	111,535,685
Cost of shares reacquired	(336,425,401)	(1,141,050,873)
Net increase (decrease) in net assets resulting from capital share transactions	3,793,812	(190,311,028)
Net increase (decrease) in net assets	54,917,418	(321,057,639)
NET ASSETS:
Beginning of period	$1,806,741,633	$2,127,799,272
End of period	$1,861,659,051	$1,806,741,633
Distributions in excess of net investment income	$(11,954,325)	$(3,826,917)

See Notes to Financial Statements.	203

Statements of Changes in Net Assets (continued)

	Inflation Focused Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2014 (unaudited)	For the Year Ended November 30, 2013
Operations:
Net investment income	$8,670,780	$16,225,253
Net realized gain on investments, futures contracts, swaps and foreign currency related transactions	1,072,026	5,362,086
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	2,512,022	(44,431,060)
Net increase (decrease) in net assets resulting from operations	12,254,828	(22,843,721)
Distributions to shareholders from:
Net investment income
Class A	(7,771,108)	(15,649,818)
Class C	(1,806,147)	(3,562,779)
Class F	(4,432,655)	(9,754,947)
Class I	(1,180,283)	(1,474,620)
Class R2	(3,435)	(1,884)
Class R3	(1,999)	(1,688)
Total distributions to shareholders	(15,195,627)	(30,445,736)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	288,735,614	971,762,614
Reinvestment of distributions	12,051,609	24,624,889
Cost of shares reacquired	(293,750,431)	(523,463,696)
Net increase in net assets resulting from capital share transactions	7,036,792	472,923,807
Net increase in net assets	4,095,993	419,634,350
NET ASSETS:
Beginning of period	$927,879,246	$508,244,896
End of period	$931,975,239	$927,879,246
Undistributed (distributions in excess of) net investment income	$(6,457,063)	$67,784

204	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Short Duration Income Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2014 (unaudited)	For the Year Ended November 30, 2013
Operations:
Net investment income	$366,799,499	$679,868,903
Net realized gain on investments, futures contracts, swaps and foreign currency related transactions	80,859,411	362,220,017
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	122,388,906	(433,625,110)
Net increase in net assets resulting from operations	570,047,816	608,463,810
Distributions to shareholders from:
Net investment income
Class A	(241,862,724)	(465,416,488)
Class B	(428,007)	(1,009,420)
Class C	(118,543,783)	(238,182,649)
Class F	(174,179,909)	(314,362,855)
Class I	(64,382,198)	(91,791,365)
Class R2	(262,889)	(394,485)
Class R3	(1,971,999)	(2,679,181)
Net realized gain
Class A	(17,674,781)	(3,459,820)
Class B	(41,939)	(11,605)
Class C	(10,740,752)	(2,206,086)
Class F	(12,228,199)	(2,233,989)
Class I	(4,311,091)	(567,276)
Class R2	(18,850)	(3,202)
Class R3	(152,877)	(17,860)
Total distributions to shareholders	(646,799,998)	(1,122,336,281)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	8,414,057,110	19,913,817,824
Reinvestment of distributions	519,298,884	892,344,164
Cost of shares reacquired	(7,440,239,954)	(14,061,406,443)
Net increase in net assets resulting from capital share transactions	1,493,116,040	6,744,755,545
Net increase in net assets	1,416,363,858	6,230,883,074
NET ASSETS:
Beginning of period	$34,051,764,172	$27,820,881,098
End of period	$35,468,128,030	$34,051,764,172
Undistributed (distributions in excess of) net investment income	$(233,423,688)	$1,408,322

See Notes to Financial Statements.	205

Financial Highlights

CONVERTIBLE FUND

	Class A Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.66		$11.12	$10.33	$11.24	$10.30	$7.94
Investment operations:
Net investment income(a)	.07		.18	.23	.28	.33	.32
Net realized and unrealized gain (loss)	.54		2.63	.85	(.82)	1.08	2.52
Total from investment operations	.61		2.81	1.08	(.54)	1.41	2.84
Distributions to shareholders from:
Net investment income	(.21)		(.27)	(.29)	(.37)	(.47)	(.48)
Net realized gain	(.90)		—	—	—	—	—
Total distributions	(1.11)		(.27)	(.29)	(.37)	(.47)	(.48)
Net asset value, end of period	$13.16		$13.66	$11.12	$10.33	$11.24	$10.30
Total Return(b)	4.92	%(c)	25.74%	10.62%	(5.07)%	14.12%	37.19%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.53	%(c)	1.06%	1.07%	.99%	1.41%	1.23%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.53	%(c)	1.06%	1.07%	.99%	1.41%	1.23%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.54	%(c)	1.12%	1.13%	.99%	1.41%	1.23%
Net investment income	.54	%(c)	1.42%	2.14%	2.43%	3.05%	3.57%

Supplemental Data:
Net assets, end of period (000)	$150,249		$113,956	$59,728	$74,497	$80,399	$79,880
Portfolio turnover rate	109.27	%(c)	160.16%	92.34%	64.09%	47.60%	106.61%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

206	See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class B Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.63		$11.09	$10.30	$11.20	$10.27	$7.92
Investment operations:
Net investment income(a)	.02		.08	.15	.20	.26	.26
Net realized and unrealized gain (loss)	.55		2.63	.84	(.82)	1.07	2.52
Total from investment operations	.57		2.71	.99	(.62)	1.33	2.78
Distributions to shareholders from:
Net investment income	(.16)		(.17)	(.20)	(.28)	(.40)	(.43)
Net realized gain	(.90)		—	—	—	—	—
Total distributions	(1.06)		(.17)	(.20)	(.28)	(.40)	(.43)
Net asset value, end of period	$13.14		$13.63	$11.09	$10.30	$11.20	$10.27
Total Return(b)	4.56	%(c)	24.76%	9.67%	(5.78)%	13.30%	36.26%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.93	%(c)	1.86%	1.87%	1.75%	2.05%	1.88%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.93	%(c)	1.86%	1.87%	1.75%	2.05%	1.88%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.94	%(c)	1.91%	1.93%	1.75%	2.05%	1.88%
Net investment income	.13	%(c)	.67%	1.35%	1.71%	2.42%	2.92%

Supplemental Data:
Net assets, end of period (000)	$2,515		$2,950	$3,127	$5,243	$8,915	$10,207
Portfolio turnover rate	109.27	%(c)	160.16%	92.34%	64.09%	47.60%	106.61%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	207

Financial Highlights (continued)

CONVERTIBLE FUND

	Class C Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.59		$11.06	$10.28	$11.18	$10.25	$7.91
Investment operations:
Net investment income(a)	.03		.10	.16	.21	.26	.26
Net realized and unrealized gain (loss)	.54		2.63	.84	(.81)	1.08	2.51
Total from investment operations	.57		2.73	1.00	(.60)	1.34	2.77
Distributions to shareholders from:
Net investment income	(.17)		(.20)	(.22)	(.30)	(.41)	(.43)
Net realized gain	(.90)		—	—	—	—	—
Total distributions	(1.07)		(.20)	(.22)	(.30)	(.41)	(.43)
Net asset value, end of period	$13.09		$13.59	$11.06	$10.28	$11.18	$10.25
Total Return(b)	4.63	%(c)	25.02%	9.86%	(5.62)%	13.34%	36.20%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.85	%(c)	1.68%	1.70%	1.64%	2.05%	1.88%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.85	%(c)	1.68%	1.70%	1.64%	2.05%	1.88%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.86	%(c)	1.73%	1.76%	1.64%	2.05%	1.88%
Net investment income	.22	%(c)	.82%	1.51%	1.81%	2.41%	2.93%

Supplemental Data:
Net assets, end of period (000)	$68,185		$58,045	$42,636	$50,035	$55,798	$52,049
Portfolio turnover rate	109.27	%(c)	160.16%	92.34%	64.09%	47.60%	106.61%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

208	See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class F Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.66		$11.12	$10.33	$11.24	$10.31	$7.95
Investment operations:
Net investment income(a)	.08		.19	.24	.29	.35	.37
Net realized and unrealized gain (loss)	.54		2.63	.85	(.81)	1.08	2.50
Total from investment operations	.62		2.82	1.09	(.52)	1.43	2.87
Distributions to shareholders from:
Net investment income	(.22)		(.28)	(.30)	(.39)	(.50)	(.51)
Net realized gain	(.90)		—	—	—	—	—
Total distributions	(1.12)		(.28)	(.30)	(.39)	(.50)	(.51)
Net asset value, end of period	$13.16		$13.66	$11.12	$10.33	$11.24	$10.31
Total Return(b)	4.97	%(c)	25.86%	10.74%	(4.92)%	14.29%	37.52%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.48	%(c)	.96%	.96%	.86%	1.17%	.98%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.48	%(c)	.96%	.96%	.86%	1.17%	.98%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.49	%(c)	1.02%	1.03%	.86%	1.17%	.98%
Net investment income	.60	%(c)	1.50%	2.24%	2.55%	3.30%	3.88%

Supplemental Data:
Net assets, end of period (000)	$115,222		$75,696	$36,060	$34,227	$31,141	$18,003
Portfolio turnover rate	109.27	%(c)	160.16%	92.34%	64.09%	47.60%	106.61%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	209

Financial Highlights (continued)

CONVERTIBLE FUND

	Class I Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.71		$11.16	$10.37	$11.28	$10.34	$7.97
Investment operations:
Net investment income(a)	.09		.20	.25	.30	.36	.36
Net realized and unrealized gain (loss)	.55		2.65	.85	(.81)	1.09	2.52
Total from investment operations	.64		2.85	1.10	(.51)	1.45	2.88
Distributions to shareholders from:
Net investment income	(.23)		(.30)	(.31)	(.40)	(.51)	(.51)
Net realized gain	(.90)		—	—	—	—	—
Total distributions	(1.13)		(.30)	(.31)	(.40)	(.51)	(.51)
Net asset value, end of period	$13.22		$13.71	$11.16	$10.37	$11.28	$10.34
Total Return(b)	5.07	%(c)	25.98%	10.81%	(4.81)%	14.46%	37.65%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(c)	.86%	.86%	.80%	1.02%	.88%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(c)	.86%	.86%	.80%	1.02%	.88%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.44	%(c)	.92%	.93%	.80%	1.02%	.88%
Net investment income	.65	%(c)	1.64%	2.33%	2.68%	3.41%	3.94%

Supplemental Data:
Net assets, end of period (000)	$408,425		$364,317	$292,323	$156,799	$102,611	$194,617
Portfolio turnover rate	109.27	%(c)	160.16%	92.34%	64.09%	47.60%	106.61%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

210	See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class P Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.80		$11.23	$10.44	$11.33	$10.38	$8.00
Investment operations:
Net investment income(a)	.06		.15	.21	.29	.32	.32
Net realized and unrealized gain (loss)	.55		2.66	.85	(.86)	1.09	2.54
Total from investment operations	.61		2.81	1.06	(.57)	1.41	2.86
Distributions to shareholders from:
Net investment income	(.20)		(.24)	(.27)	(.32)	(.46)	(.48)
Net realized gain	(.90)		—	—	—	—	—
Total distributions	(1.10)		(.24)	(.27)	(.32)	(.46)	(.48)
Net asset value, end of period	$13.31		$13.80	$11.23	$10.44	$11.33	$10.38
Total Return(b)	4.81	%(c)	25.45%	10.24%	(5.23)%	13.99%	37.03%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.65	%(c)	1.30%	1.31%	1.06%	1.51%	1.32%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.65	%(c)	1.30%	1.31%	1.06%	1.51%	1.32%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.67	%(c)	1.36%	1.37%	1.06%	1.51%	1.32%
Net investment income	.42	%(c)	1.18%	1.90%	2.45%	2.96%	3.49%

Supplemental Data:
Net assets, end of period (000)	$46		$43	$29	$26	$94	$82
Portfolio turnover rate	109.27	%(c)	160.16%	92.34%	64.09%	47.60%	106.61%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	211

Financial Highlights (continued)

CONVERTIBLE FUND

	Class R2 Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.78		$11.22	$10.43	$11.34	$10.40	$7.99
Investment operations:
Net investment income(a)	.05		.12	.19	.23	.29	.35
Net realized and unrealized gain (loss)	.55		2.66	.85	(.80)	1.10	2.53
Total from investment operations	.60		2.78	1.04	(.57)	1.39	2.88
Distributions to shareholders from:
Net investment income	(.19)		(.22)	(.25)	(.34)	(.45)	(.47)
Net realized gain	(.90)		—	—	—	—	—
Total distributions	(1.09)		(.22)	(.25)	(.34)	(.45)	(.47)
Net asset value, end of period	$13.29		$13.78	$11.22	$10.43	$11.34	$10.40
Total Return(b)	4.73	%(c)	25.19%	10.14%	(5.30)%	13.68%	37.35%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.72	%(c)	1.45%	1.46%	1.38%	1.63%	1.26%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.72	%(c)	1.45%	1.46%	1.38%	1.63%	1.26%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.52%	1.52%	1.38%	1.63%	1.26%
Net investment income	.37	%(c)	.99%	1.72%	2.06%	2.68%	3.63%

Supplemental Data:
Net assets, end of period (000)	$292		$161	$90	$53	$21	$46
Portfolio turnover rate	109.27	%(c)	160.16%	92.34%	64.09%	47.60%	106.61%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

212	See Notes to Financial Statements.

Financial Highlights (concluded)

CONVERTIBLE FUND

	Class R3 Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.62		$11.09	$10.31	$11.21	$10.28	$7.94
Investment operations:
Net investment income(a)	.05		.14	.20	.25	.31	.33
Net realized and unrealized gain (loss)	.55		2.63	.84	(.81)	1.08	2.49
Total from investment operations	.60		2.77	1.04	(.56)	1.39	2.82
Distributions to shareholders from:
Net investment income	(.20)		(.24)	(.26)	(.34)	(.46)	(.48)
Net realized gain	(.90)		—	—	—	—	—
Total distributions	(1.10)		(.24)	(.26)	(.34)	(.46)	(.48)
Net asset value, end of period	$13.12		$13.62	$11.09	$10.31	$11.21	$10.28
Total Return(b)	4.80	%(c)	25.38%	10.24%	(5.25)%	13.90%	36.90%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.68	%(c)	1.35%	1.36%	1.27%	1.57%	1.37%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.68	%(c)	1.35%	1.36%	1.27%	1.57%	1.37%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.69	%(c)	1.41%	1.42%	1.27%	1.57%	1.37%
Net investment income	.40	%(c)	1.11%	1.85%	2.18%	2.90%	3.50%

Supplemental Data:
Net assets, end of period (000)	$2,701		$1,924	$915	$740	$821	$642
Portfolio turnover rate	109.27	%(c)	160.16%	92.34%	64.09%	47.60%	106.61%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	213

Financial Highlights

FLOATING RATE FUND

	Class A Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.51		$9.37	$8.98	$9.33	$9.07	$7.53
Investment operations:
Net investment income(a)	.21		.43	.49	.45	.47	.54
Net realized and unrealized gain (loss)	(.01)		.16	.39	(.30)	.34	1.54
Total from investment operations	.20		.59	.88	.15	.81	2.08
Distributions to shareholders from:
Net investment income	(.21)		(.45)	(.49)	(.45)	(.48)	(.54)
Net realized gain	(.02)		—	—	(.05)	(.07)	—
Total distributions	(.23)		(.45)	(.49)	(.50)	(.55)	(.54)
Net asset value, end of period	$9.48		$9.51	$9.37	$8.98	$9.33	$9.07
Total Return(b)	2.08	%(c)	6.36%	9.99%	1.65%	9.17%	28.31%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.39	%(c)	.80%	.81%	.82%	.83%	.83%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.39	%(c)	.80%	.81%	.82%	.83%	.83%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.39	%(c)	.80%	.81%	.82%	.85%	1.07%
Net investment income	2.21	%(c)	4.55%	5.27%	4.86%	5.10%	6.23%

Supplemental Data:
Net assets, end of period (000)	$3,658,410		$3,585,657	$1,406,702	$1,151,105	$1,104,145	$230,835
Portfolio turnover rate	49.65	%(c)	87.52%	81.48%	93.56%	46.48%	89.76%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

214	See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class C Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.51		$9.38	$8.98	$9.34	$9.07	$7.53
Investment operations:
Net investment income(a)	.18		.37	.43	.38	.40	.49
Net realized and unrealized gain (loss)	(.01)		.14	.40	(.31)	.35	1.53
Total from investment operations	.17		.51	.83	.07	.75	2.02
Distributions to shareholders from:
Net investment income	(.18)		(.38)	(.43)	(.38)	(.41)	(.48)
Net realized gain	(.02)		—	—	(.05)	(.07)	—
Total distributions	(.20)		(.38)	(.43)	(.43)	(.48)	(.48)
Net asset value, end of period	$9.48		$9.51	$9.38	$8.98	$9.34	$9.07
Total Return(b)	1.74	%(c)	5.57%	9.39%	.79%	8.46%	27.48%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.74	%(c)	1.45%	1.48%	1.56%	1.60%	1.47%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.45%	1.48%	1.56%	1.60%	1.47%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.45%	1.48%	1.56%	1.61%	1.71%
Net investment income	1.87	%(c)	3.94%	4.62%	4.14%	4.32%	5.55%

Supplemental Data:
Net assets, end of period (000)	$1,929,928		$1,864,537	$952,176	$882,233	$691,302	$111,851
Portfolio turnover rate	49.65	%(c)	87.52%	81.48%	93.56%	46.48%	89.76%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	215

Financial Highlights (continued)

FLOATING RATE FUND

	Class F Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.50		$9.36	$8.97	$9.32	$9.06	$7.53
Investment operations:
Net investment income(a)	.21		.44	.50	.46	.48	.58
Net realized and unrealized gain (loss)	(.01)		.15	.39	(.30)	.34	1.51
Total from investment operations	.20		.59	.89	.16	.82	2.09
Distributions to shareholders from:
Net investment income	(.21)		(.45)	(.50)	(.46)	(.49)	(.56)
Net realized gain	(.02)		—	—	(.05)	(.07)	—
Total distributions	(.23)		(.45)	(.50)	(.51)	(.56)	(.56)
Net asset value, end of period	$9.47		$9.50	$9.36	$8.97	$9.32	$9.06
Total Return(b)	2.13	%(c)	6.47%	10.11%	1.74%	9.30%	28.45%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.34	%(c)	.70%	.71%	.72%	.72%	.59%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.34	%(c)	.70%	.71%	.72%	.72%	.59%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.34	%(c)	.70%	.71%	.72%	.74%	.82%
Net investment income	2.26	%(c)	4.64%	5.37%	4.96%	5.20%	6.54%

Supplemental Data:
Net assets, end of period (000)	$2,640,307		$2,591,702	$930,578	$718,553	$674,403	$77,233
Portfolio turnover rate	49.65	%(c)	87.52%	81.48%	93.56%	46.48%	89.76%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

216	See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class I Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.51		$9.38	$8.98	$9.34	$9.07	$7.53
Investment operations:
Net investment income(a)	.22		.45	.51	.47	.50	.57
Net realized and unrealized gain (loss)	(.01)		.14	.40	(.31)	.35	1.54
Total from investment operations	.21		.59	.91	.16	.85	2.11
Distributions to shareholders from:
Net investment income	(.22)		(.46)	(.51)	(.47)	(.51)	(.57)
Net realized gain	(.02)		—	—	(.05)	(.07)	—
Total distributions	(.24)		(.46)	(.51)	(.52)	(.58)	(.57)
Net asset value, end of period	$9.48		$9.51	$9.38	$8.98	$9.34	$9.07
Total Return(b)	2.19	%(c)	6.46%	10.32%	1.74%	9.58%	28.85%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.29	%(c)	.60%	.62%	.63%	.62%	.47%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.29	%(c)	.60%	.62%	.63%	.62%	.47%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.29	%(c)	.60%	.62%	.63%	.64%	.75%
Net investment income	2.31	%(c)	4.76%	5.48%	5.09%	5.42%	6.71%

Supplemental Data:
Net assets, end of period (000)	$569,001		$593,427	$211,974	$224,241	$141,380	$47,939
Portfolio turnover rate	49.65	%(c)	87.52%	81.48%	93.56%	46.48%	89.76%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	217

Financial Highlights (continued)

FLOATING RATE FUND

	Class R2 Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.52		$9.38	$8.99	$9.34	$9.07	$7.53
Investment operations:
Net investment income(a)	.19		.40	.45	.42	.49	.57
Net realized and unrealized gain (loss)	(.01)		.15	.39	(.30)	.35	1.55
Total from investment operations	.18		.55	.84	.12	.84	2.12
Distributions to shareholders from:
Net investment income	(.19)		(.41)	(.45)	(.42)	(.50)	(.58)
Net realized gain	(.02)		—	—	(.05)	(.07)	—
Total distributions	(.21)		(.41)	(.45)	(.47)	(.57)	(.58)
Net asset value, end of period	$9.49		$9.52	$9.38	$8.99	$9.34	$9.07
Total Return(b)	1.89	%(c)	5.85%	9.68%	1.25%	9.48%	28.86%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.59	%(c)	1.20%	1.21%	1.21%	.76%	.45%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.59	%(c)	1.20%	1.21%	1.21%	.76%	.45%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.59	%(c)	1.20%	1.21%	1.21%	.80%	.73%
Net investment income	2.02	%(c)	4.24%	4.90%	4.45%	5.32%	6.74%

Supplemental Data:
Net assets, end of period (000)	$739		$601	$346	$82	$12	$10
Portfolio turnover rate	49.65	%(c)	87.52%	81.48%	93.56%	46.48%	89.76%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

218	See Notes to Financial Statements.

Financial Highlights (concluded)

FLOATING RATE FUND

	Class R3 Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.51		$9.37	$8.98	$9.34	$9.07	$7.53
Investment operations:
Net investment income(a)	.20		.40	.46	.43	.45	.57
Net realized and unrealized gain (loss)	(.01)		.16	.39	(.31)	.35	1.54
Total from investment operations	.19		.56	.85	.12	.80	2.11
Distributions to shareholders from:
Net investment income	(.20)		(.42)	(.46)	(.43)	(.46)	(.57)
Net realized gain	(.02)		—	—	(.05)	(.07)	—
Total distributions	(.22)		(.42)	(.46)	(.48)	(.53)	(.57)
Net asset value, end of period	$9.48		$9.51	$9.37	$8.98	$9.34	$9.07
Total Return(b)	1.94	%(c)	5.96%	9.79%	1.25%	9.06%	28.81%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.54	%(c)	1.10%	1.12%	1.13%	1.13%	.51%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.54	%(c)	1.10%	1.12%	1.13%	1.13%	.51%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.54	%(c)	1.10%	1.12%	1.13%	1.15%	.79%
Net investment income	2.08	%(c)	4.24%	5.00%	4.64%	4.87%	6.69%

Supplemental Data:
Net assets, end of period (000)	$25,179		$13,680	$2,629	$1,192	$424	$19
Portfolio turnover rate	49.65	%(c)	87.52%	81.48%	93.56%	46.48%	89.76%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	219

Financial Highlights

HIGH YIELD FUND

	Class A Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.05		$7.95	$7.32	$7.69	$7.22	$5.15
Investment operations:
Net investment income(a)	.22		.49	.53	.55	.61	.64
Net realized and unrealized gain (loss)	.22		.31	.70	(.34)	.49	2.07
Total from investment operations	.44		.80	1.23	.21	1.10	2.71
Distributions to shareholders from:
Net investment income	(.24)		(.52)	(.55)	(.58)	(.63)	(.64)
Net realized gain	(.27)		(.18)	(.05)	—	—	—
Total distributions	(.51)		(.70)	(.60)	(.58)	(.63)	(.64)
Net asset value, end of period	$7.98		$8.05	$7.95	$7.32	$7.69	$7.22
Total Return(b)	5.63	%(c)	10.52%	17.41%	2.52%	15.79%	54.92%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and 12b-1 distribution fees reimbursed	.46	%(c)	.95%	.96%	.97%	.98%	1.01%
Expenses, including expense reductions, management fee waived and 12b-1 distribution fees reimbursed	.46	%(c)	.95%	.96%	.97%	.98%	1.01%
Expenses, excluding expense reductions, management fee waived and 12b-1 distribution fees reimbursed	.46	%(c)	.95%	.96%	1.01%	1.16%	1.24%
Net investment income	2.80	%(c)	6.18%	6.83%	7.11%	8.06%	9.81%

Supplemental Data:
Net assets, end of period (000)	$1,037,185		$841,494	$785,546	$527,449	$422,609	$294,169
Portfolio turnover rate	59.45	%(c)	107.96%	105.74%	112.24%	87.78%	126.34%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

220	See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class B Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.02		$7.92	$7.29	$7.66	$7.19	$5.14
Investment operations:
Net investment income(a)	.19		.43	.47	.49	.55	.58
Net realized and unrealized gain (loss)	.21		.30	.70	(.35)	.49	2.06
Total from investment operations	.40		.73	1.17	.14	1.04	2.64
Distributions to shareholders from:
Net investment income	(.20)		(.45)	(.49)	(.51)	(.57)	(.59)
Net realized gain	(.27)		(.18)	(.05)	—	—	—
Total distributions	(.47)		(.63)	(.54)	(.51)	(.57)	(.59)
Net asset value, end of period	$7.95		$8.02	$7.92	$7.29	$7.66	$7.19
Total Return(b)	5.24	%(c)	9.67%	16.39%	1.85%	14.92%	53.45%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.86	%(c)	1.75%	1.76%	1.77%	1.78%	1.89%
Expenses, including expense reductions and management fee waived	.86	%(c)	1.75%	1.76%	1.77%	1.78%	1.89%
Expenses, excluding expense reductions and management fee waived	.86	%(c)	1.75%	1.76%	1.78%	1.82%	1.89%
Net investment income	2.42	%(c)	5.43%	6.10%	6.38%	7.36%	9.20%

Supplemental Data:
Net assets, end of period (000)	$12,556		$13,348	$16,382	$17,620	$25,815	$25,313
Portfolio turnover rate	59.45	%(c)	107.96%	105.74%	112.24%	87.78%	126.34%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	221

Financial Highlights (continued)

HIGH YIELD FUND

	Class C Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.01		$7.91	$7.29	$7.66	$7.18	$5.13
Investment operations:
Net investment income(a)	.20		.44	.47	.49	.54	.58
Net realized and unrealized gain (loss)	.21		.30	.69	(.34)	.51	2.06
Total from investment operations	.41		.74	1.16	.15	1.05	2.64
Distributions to shareholders from:
Net investment income	(.21)		(.46)	(.49)	(.52)	(.57)	(.59)
Net realized gain	(.27)		(.18)	(.05)	—	—	—
Total distributions	(.48)		(.64)	(.54)	(.52)	(.57)	(.59)
Net asset value, end of period	$7.94		$8.01	$7.91	$7.29	$7.66	$7.18
Total Return(b)	5.31	%(c)	9.81%	16.53%	1.78%	14.90%	53.74%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.79	%(c)	1.62%	1.64%	1.68%	1.78%	1.89%
Expenses, including expense reductions and management fee waived	.79	%(c)	1.62%	1.64%	1.68%	1.78%	1.89%
Expenses, excluding expense reductions and management fee waived	.79	%(c)	1.62%	1.64%	1.70%	1.81%	1.89%
Net investment income	2.49	%(c)	5.52%	6.15%	6.41%	7.21%	8.94%

Supplemental Data:
Net assets, end of period (000)	$339,834		$312,747	$295,309	$182,994	$136,810	$74,949
Portfolio turnover rate	59.45	%(c)	107.96%	105.74%	112.24%	87.78%	126.34%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

222	See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class F Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.04		$7.94	$7.32	$7.68	$7.21	$5.15
Investment operations:
Net investment income(a)	.23		.50	.53	.55	.60	.65
Net realized and unrealized gain (loss)	.21		.30	.70	(.33)	.51	2.05
Total from investment operations	.44		.80	1.23	.22	1.11	2.70
Distributions to shareholders from:
Net investment income	(.24)		(.52)	(.56)	(.58)	(.64)	(.64)
Net realized gain	(.27)		(.18)	(.05)	—	—	—
Total distributions	(.51)		(.70)	(.61)	(.58)	(.64)	(.64)
Net asset value, end of period	$7.97		$8.04	$7.94	$7.32	$7.68	$7.21
Total Return(b)	5.69	%(c)	10.63%	17.38%	2.74%	15.88%	54.89%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.41	%(c)	.85%	.86%	.87%	.88%	.96%
Expenses, including expense reductions and management fee waived	.41	%(c)	.85%	.86%	.87%	.88%	.96%
Expenses, excluding expense reductions and management fee waived	.41	%(c)	.85%	.86%	.89%	.91%	.96%
Net investment income	2.85	%(c)	6.27%	6.93%	7.20%	7.88%	9.52%

Supplemental Data:
Net assets, end of period (000)	$416,757		$394,913	$340,845	$207,689	$121,144	$23,471
Portfolio turnover rate	59.45	%(c)	107.96%	105.74%	112.24%	87.78%	126.34%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	223

Financial Highlights (continued)

HIGH YIELD FUND

	Class I Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.08		$7.98	$7.35	$7.73	$7.25	$5.17
Investment operations:
Net investment income(a)	.23		.51	.55	.57	.63	.65
Net realized and unrealized gain (loss)	.21		.30	.70	(.36)	.50	2.08
Total from investment operations	.44		.81	1.25	.21	1.13	2.73
Distributions to shareholders from:
Net investment income	(.24)		(.53)	(.57)	(.59)	(.65)	(.65)
Net realized gain	(.27)		(.18)	(.05)	—	—	—
Total distributions	(.51)		(.71)	(.62)	(.59)	(.65)	(.65)
Net asset value, end of period	$8.01		$8.08	$7.98	$7.35	$7.73	$7.25
Total Return(b)	5.73	%(c)	10.73%	17.61%	2.63%	16.16%	55.20%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.36	%(c)	.75%	.76%	.77%	.78%	.92%
Expenses, including expense reductions and management fee waived	.36	%(c)	.75%	.76%	.77%	.78%	.92%
Expenses, excluding expense reductions and management fee waived	.36	%(c)	.75%	.76%	.78%	.81%	.92%
Net investment income	2.91	%(c)	6.37%	7.06%	7.34%	8.30%	10.28%

Supplemental Data:
Net assets, end of period (000)	$1,495,062		$1,180,830	$821,545	$657,158	$508,348	$360,431
Portfolio turnover rate	59.45	%(c)	107.96%	105.74%	112.24%	87.78%	126.34%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

224	See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class P Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.16		$8.05	$7.42	$7.79	$7.31	$5.21
Investment operations:
Net investment income(a)	.22		.48	.52	.54	.60	.63
Net realized and unrealized gain (loss)	.21		.31	.70	(.34)	.50	2.09
Total from investment operations	.43		.79	1.22	.20	1.10	2.72
Distributions to shareholders from:
Net investment income	(.23)		(.50)	(.54)	(.57)	(.62)	(.62)
Net realized gain	(.27)		(.18)	(.05)	—	—	—
Total distributions	(.50)		(.68)	(.59)	(.57)	(.62)	(.62)
Net asset value, end of period	$8.09		$8.16	$8.05	$7.42	$7.79	$7.31
Total Return(b)	5.48	%(c)	10.21%	17.15%	2.35%	15.43%	54.68%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.59	%(c)	1.20%	1.21%	1.22%	1.23%	1.35%
Expenses, including expense reductions and management fee waived	.59	%(c)	1.20%	1.21%	1.22%	1.23%	1.35%
Expenses, excluding expense reductions and management fee waived	.59	%(c)	1.20%	1.21%	1.24%	1.26%	1.35%
Net investment income	2.69	%(c)	5.95%	6.62%	6.91%	7.84%	9.68%

Supplemental Data:
Net assets, end of period (000)	$1,610		$1,555	$1,399	$1,088	$936	$541
Portfolio turnover rate	59.45	%(c)	107.96%	105.74%	112.24%	87.78%	126.34%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	225

Financial Highlights (continued)

HIGH YIELD FUND

	Class R2 Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.10		$8.00	$7.37	$7.74	$7.26	$5.18
Investment operations:
Net investment income(a)	.21		.46	.50	.53	.58	.63
Net realized and unrealized gain (loss)	.21		.31	.70	(.35)	.51	2.06
Total from investment operations	.42		.77	1.20	.18	1.09	2.69
Distributions to shareholders from:
Net investment income	(.22)		(.49)	(.52)	(.55)	(.61)	(.61)
Net realized gain	(.27)		(.18)	(.05)	—	—	—
Total distributions	(.49)		(.67)	(.57)	(.55)	(.61)	(.61)
Net asset value, end of period	$8.03		$8.10	$8.00	$7.37	$7.74	$7.26
Total Return(b)	5.42	%(c)	10.07%	16.90%	2.17%	15.48%	54.20%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.66	%(c)	1.35%	1.36%	1.37%	1.38%	1.47%
Expenses, including expense reductions and management fee waived	.66	%(c)	1.35%	1.36%	1.37%	1.38%	1.47%
Expenses, excluding expense reductions and management fee waived	.66	%(c)	1.35%	1.36%	1.39%	1.41%	1.47%
Net investment income	2.62	%(c)	5.78%	6.48%	6.77%	7.64%	9.19%

Supplemental Data:
Net assets, end of period (000)	$5,655		$4,967	$3,471	$3,012	$1,953	$594
Portfolio turnover rate	59.45	%(c)	107.96%	105.74%	112.24%	87.78%	126.34%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

226	See Notes to Financial Statements.

Financial Highlights (concluded)

HIGH YIELD FUND

	Class R3 Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.10		$7.99	$7.36	$7.74	$7.26	$5.18
Investment operations:
Net investment income(a)	.21		.47	.51	.53	.58	.64
Net realized and unrealized gain (loss)	.22		.32	.70	(.35)	.51	2.06
Total from investment operations	.43		.79	1.21	.18	1.09	2.70
Distributions to shareholders from:
Net investment income	(.23)		(.50)	(.53)	(.56)	(.61)	(.62)
Net realized gain	(.27)		(.18)	(.05)	—	—	—
Total distributions	(.50)		(.68)	(.58)	(.56)	(.61)	(.62)
Net asset value, end of period	$8.03		$8.10	$7.99	$7.36	$7.74	$7.26
Total Return(b)	5.47	%(c)	10.18%	17.02%	2.27%	15.58%	54.34%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.61	%(c)	1.25%	1.26%	1.27%	1.28%	1.37%
Expenses, including expense reductions and management fee waived	.61	%(c)	1.25%	1.26%	1.27%	1.28%	1.37%
Expenses, excluding expense reductions and management fee waived	.61	%(c)	1.25%	1.26%	1.29%	1.31%	1.37%
Net investment income	2.67	%(c)	5.89%	6.57%	6.86%	7.70%	9.20%

Supplemental Data:
Net assets, end of period (000)	$32,121		$30,268	$21,540	$14,542	$7,602	$2,246
Portfolio turnover rate	59.45	%(c)	107.96%	105.74%	112.24%	87.78%	126.34%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	227

Financial Highlights

INCOME FUND

	Class A Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$2.87		$3.04	$2.84	$2.86	$2.73	$2.09
Investment operations:
Net investment income(a)	.06		.11	.12	.14	.15	.15
Net realized and unrealized gain (loss)	.13		(.09)	.25	(.01)	.14	.64
Total from investment operations	.19		.02	.37	.13	.29	.79
Distributions to shareholders from:
Net investment income	(.07)		(.14)	(.15)	(.15)	(.16)	(.15)
Net realized gain	(.04)		(.05)	(.02)	—	—	—
Total distributions	(.11)		(.19)	(.17)	(.15)	(.16)	(.15)
Net asset value, end of period	$2.95		$2.87	$3.04	$2.84	$2.86	$2.73
Total Return(b)	6.94	%(c)	.82%	13.38%	4.64%	10.87%	38.79%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.39	%(c)	.78%	.80%	.87%	.90%	1.00%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.39	%(c)	.78%	.80%	.87%	.90%	1.00%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.44	%(c)	.88%	.87%	.87%	.90%	1.07%
Net investment income	1.94	%(c)	3.88%	4.20%	4.72%	5.34%	6.10%

Supplemental Data:
Net assets, end of period (000)	$1,060,269		$1,062,485	$1,163,458	$771,559	$688,876	$584,884
Portfolio turnover rate	111.32	%(c)	272.37%	265.29%	149.28%	158.33%	297.38%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

228	See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class B Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$2.87		$3.04	$2.84	$2.86	$2.73	$2.09
Investment operations:
Net investment income(a)	.04		.09	.10	.11	.13	.13
Net realized and unrealized gain (loss)	.15		(.09)	.24	— (b)	.14	.64
Total from investment operations	.19		—	.34	.11	.27	.77
Distributions to shareholders from:
Net investment income	(.06)		(.12)	(.12)	(.13)	(.14)	(.13)
Net realized gain	(.04)		(.05)	(.02)	—	—	—
Total distributions	(.10)		(.17)	(.14)	(.13)	(.14)	(.13)
Net asset value, end of period	$2.96		$2.87	$3.04	$2.84	$2.86	$2.73
Total Return(c)	6.88	%(d)	.02%	12.50%	3.82%	10.03%	37.91%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.79	%(d)	1.58%	1.60%	1.67%	1.68%	1.65%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.79	%(d)	1.58%	1.60%	1.67%	1.68%	1.65%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.84	%(d)	1.68%	1.67%	1.67%	1.68%	1.72%
Net investment income	1.55	%(d)	3.09%	3.46%	3.95%	4.62%	5.45%

Supplemental Data:
Net assets, end of period (000)	$9,753		$10,691	$14,751	$16,213	$21,806	$26,942
Portfolio turnover rate	111.32	%(d)	272.37%	265.29%	149.28%	158.33%	297.38%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	229

Financial Highlights (continued)

INCOME FUND

	Class C Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$2.88		$3.05	$2.85	$2.87	$2.74	$2.10
Investment operations:
Net investment income(a)	.05		.09	.10	.12	.13	.13
Net realized and unrealized gain (loss)	.14		(.09)	.25	(.01)	.13	.64
Total from investment operations	.19		—	.35	.11	.26	.77
Distributions to shareholders from:
Net investment income	(.06)		(.12)	(.13)	(.13)	(.13)	(.13)
Net realized gain	(.04)		(.05)	(.02)	—	—	—
Total distributions	(.10)		(.17)	(.15)	(.13)	(.13)	(.13)
Net asset value, end of period	$2.97		$2.88	$3.05	$2.85	$2.87	$2.74
Total Return(b)	6.93	%(c)	.14%	12.60%	3.94%	10.09%	37.80%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.72	%(c)	1.46%	1.46%	1.55%	1.58%	1.65%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.72	%(c)	1.46%	1.46%	1.55%	1.58%	1.65%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.77	%(c)	1.56%	1.53%	1.55%	1.59%	1.72%
Net investment income	1.62	%(c)	3.20%	3.52%	4.04%	4.60%	5.32%

Supplemental Data:
Net assets, end of period (000)	$305,184		$323,028	$380,364	$215,051	$172,083	$107,068
Portfolio turnover rate	111.32	%(c)	272.37%	265.29%	149.28%	158.33%	297.38%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

230	See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class F Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$2.87		$3.04	$2.83	$2.86	$2.73	$2.09
Investment operations:
Net investment income(a)	.06		.12	.13	.14	.15	.15
Net realized and unrealized gain (loss)	.13		(.09)	.25	(.02)	.14	.64
Total from investment operations	.19		.03	.38	.12	.29	.79
Distributions to shareholders from:
Net investment income	(.07)		(.15)	(.15)	(.15)	(.16)	(.15)
Net realized gain	(.04)		(.05)	(.02)	—	—	—
Total distributions	(.11)		(.20)	(.17)	(.15)	(.16)	(.15)
Net asset value, end of period	$2.95		$2.87	$3.04	$2.83	$2.86	$2.73
Total Return(b)	6.99	%(c)	.92%	13.48%	4.73%	10.98%	39.15%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.34	%(c)	.68%	.70%	.77%	.77%	.75%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.34	%(c)	.68%	.70%	.77%	.77%	.75%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.39	%(c)	.78%	.77%	.77%	.77%	.81%
Net investment income	1.98	%(c)	3.97%	4.25%	4.76%	5.29%	6.03%

Supplemental Data:
Net assets, end of period (000)	$317,491		$288,858	$469,257	$199,531	$100,874	$28,302
Portfolio turnover rate	111.32	%(c)	272.37%	265.29%	149.28%	158.33%	297.38%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	231

Financial Highlights (continued)

INCOME FUND

	Class I Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$2.87		$3.04	$2.84	$2.85	$2.72	$2.09
Investment operations:
Net investment income(a)	.06		.12	.13	.14	.15	.16
Net realized and unrealized gain (loss)	.13		(.09)	.24	.01	.14	.63
Total from investment operations	.19		.03	.37	.15	.29	.79
Distributions to shareholders from:
Net investment income	(.07)		(.15)	(.15)	(.16)	(.16)	(.16)
Net realized gain	(.04)		(.05)	(.02)	—	—	—
Total distributions	(.11)		(.20)	(.17)	(.16)	(.16)	(.16)
Net asset value, end of period	$2.95		$2.87	$3.04	$2.84	$2.85	$2.72
Total Return(b)	7.04	%(c)	1.02%	13.60%	5.20%	11.12%	38.74%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.29	%(c)	.58%	.60%	.67%	.68%	.65%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.29	%(c)	.58%	.60%	.67%	.68%	.65%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.34	%(c)	.68%	.67%	.67%	.68%	.72%
Net investment income	2.03	%(c)	4.08%	4.41%	4.88%	5.47%	6.46%

Supplemental Data:
Net assets, end of period (000)	$125,486		$89,227	$83,794	$49,234	$21,101	$1,024
Portfolio turnover rate	111.32	%(c)	272.37%	265.29%	149.28%	158.33%	297.38%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

232	See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class R2 Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$2.90		$3.07	$2.86	$2.88	$2.75	$2.09
Investment operations:
Net investment income(a)	.05		.10	.11	.13	.16	.16
Net realized and unrealized gain (loss)	.13		(.09)	.26	(.01)	.14	.64
Total from investment operations	.18		.01	.37	.12	.30	.80
Distributions to shareholders from:
Net investment income	(.06)		(.13)	(.14)	(.14)	(.17)	(.14)
Net realized gain	(.04)		(.05)	(.02)	—	—	—
Total distributions	(.10)		(.18)	(.16)	(.14)	(.17)	(.14)
Net asset value, end of period	$2.98		$2.90	$3.07	$2.86	$2.88	$2.75
Total Return(b)	6.68	%(c)	.47%	13.25%	4.24%	11.03%	39.46%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.59	%(c)	1.18%	1.18%	1.27%	.72%	.63%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.59	%(c)	1.18%	1.18%	1.27%	.72%	.63%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.64	%(c)	1.28%	1.27%	1.27%	.73%	.70%
Net investment income	1.74	%(c)	3.49%	3.71%	4.37%	5.54%	6.50%

Supplemental Data:
Net assets, end of period (000)	$3,517		$2,831	$1,248	$314	$13	$12
Portfolio turnover rate	111.32	%(c)	272.37%	265.29%	149.28%	158.33%	297.38%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	233

Financial Highlights (concluded)

INCOME FUND

	Class R3 Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$2.88		$3.05	$2.85	$2.87	$2.73	$2.09
Investment operations:
Net investment income(a)	.05		.11	.12	.13	.14	.15
Net realized and unrealized gain (loss)	.14		(.09)	.24	(.01)	.15	.64
Total from investment operations	.19		.02	.36	.12	.29	.79
Distributions to shareholders from:
Net investment income	(.07)		(.14)	(.14)	(.14)	(.15)	(.15)
Net realized gain	(.04)		(.05)	(.02)	—	—	—
Total distributions	(.11)		(.19)	(.16)	(.14)	(.15)	(.15)
Net asset value, end of period	$2.96		$2.88	$3.05	$2.85	$2.87	$2.73
Total Return(b)	6.77	%(c)	.55%	13.05%	4.36%	10.97%	38.65%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.54	%(c)	1.08%	1.07%	1.15%	1.17%	1.11%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.54	%(c)	1.08%	1.07%	1.15%	1.17%	1.11%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.59	%(c)	1.18%	1.16%	1.15%	1.18%	1.18%
Net investment income	1.79	%(c)	3.61%	3.87%	4.43%	4.83%	5.87%

Supplemental Data:
Net assets, end of period (000)	$39,959		$29,622	$14,927	$3,231	$1,340	$114
Portfolio turnover rate	111.32	%(c)	272.37%	265.29%	149.28%	158.33%	297.38%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

234	See Notes to Financial Statements.

Financial Highlights

INFLATION FOCUSED FUND

	Class A Shares
	Six Months
	Ended				4/20/2011(a)
	5/31/2014		Year Ended 11/30		to
	(unaudited)		2013	2012	11/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$14.18		$14.92	$14.31	$15.00
Investment operations:
Net investment income(b)	.14		.27	.34	.22
Net realized and unrealized gain (loss)	.06		(.51)	.83	(.56)
Total from investment operations	.20		(.24)	1.17	(.34)
Distributions to shareholders from:
Net investment income	(.25)		(.50)	(.56)	(.35)
Net asset value, end of period	$14.13		$14.18	$14.92	$14.31
Total Return(c)	1.41	%(d)	(1.60)%	8.33%	(2.26	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.37	%(d)	.75%	.75%	.78	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.37	%(d)	.75%	.75%	.78	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.39	%(d)	.78%	.76%	1.02	%(e)
Net investment income	1.01	%(d)	1.87%	2.31%	2.30	%(e)

Supplemental Data:
Net assets, end of period (000)	$515,819		$460,665	$275,039	$101,695
Portfolio turnover rate	41.10	%(d)	75.69%	90.15%	83.71%
(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	235

Financial Highlights (continued)

INFLATION FOCUSED FUND

	Class C Shares
	Six Months
	Ended				4/20/2011(a)
	5/31/2014		Year Ended 11/30		to
	(unaudited)		2013	2012	11/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$14.21		$14.94	$14.33	$15.00
Investment operations:
Net investment income(b)	.09		.16	.22	.16
Net realized and unrealized gain (loss)	.06		(.49)	.84	(.56)
Total from investment operations	.15		(.33)	1.06	(.40)
Distributions to shareholders from:
Net investment income	(.20)		(.40)	(.45)	(.27)
Net asset value, end of period	$14.16		$14.21	$14.94	$14.33
Total Return(c)	1.06	%(d)	(2.27)%	7.49%	(2.65	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.74	%(d)	1.50%	1.53%	1.49	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.74	%(d)	1.50%	1.53%	1.49	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.76	%(d)	1.53%	1.54%	1.66	%(e)
Net investment income	.66	%(d)	1.12%	1.52%	1.68	%(e)

Supplemental Data:
Net assets, end of period (000)	$119,657		$139,952	$70,624	$17,226
Portfolio turnover rate	41.10	%(d)	75.69%	90.15%	83.71%
(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

236	See Notes to Financial Statements.

Financial Highlights (continued)

INFLATION FOCUSED FUND

	Class F Shares
	Six Months
	Ended				4/20/2011(a)
	5/31/2014		Year Ended 11/30		to
	(unaudited)		2013	2012	11/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$14.20		$14.93	$14.32	$15.00
Investment operations:
Net investment income(b)	.15		.29	.34	.23
Net realized and unrealized gain (loss)	.06		(.50)	.84	(.55)
Total from investment operations	.21		(.21)	1.18	(.32)
Distributions to shareholders from:
Net investment income	(.26)		(.52)	(.57)	(.36)
Net asset value, end of period	$14.15		$14.20	$14.93	$14.32
Total Return(c)	1.47	%(d)	(1.44)%	8.43%	(2.17	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.32	%(d)	.65%	.65%	.64	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.32	%(d)	.65%	.65%	.64	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.34	%(d)	.68%	.66%	.83	%(e)
Net investment income	1.07	%(d)	1.96%	2.35%	2.52	%(e)

Supplemental Data:
Net assets, end of period (000)	$231,257		$264,244	$153,471	$15,124
Portfolio turnover rate	41.10	%(d)	75.69%	90.15%	83.71%
(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	237

Financial Highlights (continued)

INFLATION FOCUSED FUND

	Class I Shares
	Six Months
	Ended				4/20/2011(a)
	5/31/2014		Year Ended 11/30		to
	(unaudited)		2013	2012	11/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$14.18		$14.92	$14.30	$15.00
Investment operations:
Net investment income(b)	.16		.30	.36	.25
Net realized and unrealized gain (loss)	.05		(.51)	.85	(.57)
Total from investment operations	.21		(.21)	1.21	(.32)
Distributions to shareholders from:
Net investment income	(.26)		(.53)	(.59)	(.38)
Net asset value, end of period	$14.13		$14.18	$14.92	$14.30
Total Return(c)	1.52	%(d)	(1.42)%	8.64%	(2.17	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.27	%(d)	.55%	.55%	.57	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.27	%(d)	.55%	.55%	.57	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.29	%(d)	.59%	.56%	.85	%(e)
Net investment income	1.12	%(d)	2.08%	2.49%	2.63	%(e)

Supplemental Data:
Net assets, end of period (000)	$64,836		$62,716	$9,055	$1,159
Portfolio turnover rate	41.10	%(d)	75.69%	90.15%	83.71%
(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

238	See Notes to Financial Statements.

Financial Highlights (continued)

INFLATION FOCUSED FUND

	Class R2 Shares
	Six Months
	Ended				4/20/2011(a)
	5/31/2014		Year Ended 11/30		to
	(unaudited)		2013	2012	11/30/2011
Per Share Operating Performance
Net asset value, end of period	$14.18		$14.92	$14.31	$15.00
Investment operations:
Net investment income(b)	.12		.22	.36	.18
Net realized and unrealized gain (loss)	.04		(.51)	.84	(.54)
Total from investment operations	.16		(.29)	1.20	(.36)
Distributions to shareholders from:
Net investment income	(.22)		(.45)	(.59)	(.33)
Net asset value, end of period	$14.12		$14.18	$14.92	$14.31
Total Return(c)	1.15	%(d)	(1.98)%	8.56%	(2.42	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.57	%(d)	1.13%	.64%	1.29	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.57	%(d)	1.13%	.64%	1.29	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.59	%(d)	1.18%	1.09%	6.08	%(e)
Net investment income	.83	%(d)	1.55%	2.47%	1.70	%(e)

Supplemental Data:
Net assets, end of period (000)	$284		$194	$29	$10
Portfolio turnover rate	41.10	%(d)	75.69%	90.15%	83.71%
(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	239

Financial Highlights (concluded)

INFLATION FOCUSED FUND

	Class R3 Shares
	Six Months Ended				4/20/2011(a)
	5/31/2014		Year Ended 11/30		to
	(unaudited)		2013	2012	11/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$14.18		$14.92	$14.31	$15.00
Investment operations:
Net investment income(b)	.12		.23	.34	.19
Net realized and unrealized gain (loss)	.06		(.51)	.83	(.54)
Total from investment operations	.18		(.28)	1.17	(.35)
Distributions to shareholders from:
Net investment income	(.23)		(.46)	(.56)	(.34)
Net asset value, end of period	$14.13		$14.18	$14.92	$14.31
Total Return(c)	1.27	%(d)	(1.89)%	8.37%	(2.36	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.52	%(d)	1.04%	.82%	1.19	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.52	%(d)	1.04%	.82%	1.19	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.54	%(d)	1.09%	1.05%	5.98	%(e)
Net investment income	.88	%(d)	1.62%	2.31%	1.80	%(e)

Supplemental Data:
Net assets, end of period (000)	$122		$108	$28	$10
Portfolio turnover rate	41.10	%(d)	75.69%	90.15%	83.71%
(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

240	See Notes to Financial Statements.

Financial Highlights

SHORT DURATION INCOME FUND

	Class A Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$4.57		$4.65	$4.53	$4.64	$4.57	$3.97
Investment operations:
Net investment income(a)	.05		.11	.13	.15	.17	.20
Net realized and unrealized gain (loss)	.03		(.02)	.18	(.03)	.12	.62
Total from investment operations	.08		.09	.31	.12	.29	.82
Distributions to shareholders from:
Net investment income	(.08)		(.17)	(.19)	(.20)	(.20)	(.22)
Net realized gain	(.01)		— (b)	—	(.03)	(.02)	—
Total distributions	(.09)		(.17)	(.19)	(.23)	(.22)	(.22)
Net asset value, end of period	$4.56		$4.57	$4.65	$4.53	$4.64	$4.57
Total Return(c)	1.74	%(d)	1.98%	6.91%	2.58%	6.38%	21.30%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.29	%(d)	.58%	.59%	.59%	.60%	.68%
Expenses, including expense reductions and expenses reimbursed	.29	%(d)	.58%	.58%	.59%	.60%	.68%
Expenses, excluding expense reductions and expenses reimbursed	.29	%(d)	.58%	.59%	.59%	.60%	.68%
Net investment income	1.13	%(d)	2.29%	2.84%	3.18%	3.63%	4.53%

Supplemental Data:
Net assets, end of period (000)	$13,820,041		$13,290,303	$11,281,965	$7,174,057	$5,280,795	$2,117,058
Portfolio turnover rate	33.33	%(d)	71.14%	92.83%	113.45%	143.47%	162.91%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	241

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class B Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$4.58		$4.65	$4.53	$4.65	$4.58	$3.97
Investment operations:
Net investment income(a)	.03		.07	.10	.11	.14	.17
Net realized and unrealized gain (loss)	.03		(.01)	.17	(.03)	.11	.62
Total from investment operations	.06		.06	.27	.08	.25	.79
Distributions to shareholders from:
Net investment income	(.06)		(.13)	(.15)	(.17)	(.16)	(.18)
Net realized gain	(.01)		— (b)	—	(.03)	(.02)	—
Total distributions	(.07)		(.13)	(.15)	(.20)	(.18)	(.18)
Net asset value, end of period	$4.57		$4.58	$4.65	$4.53	$4.65	$4.58
Total Return(c)	1.34	%(d)	1.40%	6.07%	1.56%	5.56%	20.34%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.69	%(d)	1.38%	1.39%	1.39%	1.40%	1.48%
Expenses, including expense reductions and expenses reimbursed	.69	%(d)	1.38%	1.39%	1.39%	1.40%	1.48%
Expenses, excluding expense reductions and expenses reimbursed	.69	%(d)	1.38%	1.39%	1.39%	1.40%	1.48%
Net investment income	.73	%(d)	1.51%	2.11%	2.42%	2.94%	3.96%

Supplemental Data:
Net assets, end of period (000)	$28,853		$31,667	$38,596	$42,947	$49,948	$39,422
Portfolio turnover rate	33.33	%(d)	71.14%	92.83%	113.45%	143.47%	162.91%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

242	See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class C Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$4.60		$4.67	$4.55	$4.67	$4.60	$3.99
Investment operations:
Net investment income(a)	.04		.07	.10	.11	.13	.17
Net realized and unrealized gain (loss)	.03		— (b)	.18	(.03)	.13	.62
Total from investment operations	.07		.07	.28	.08	.26	.79
Distributions to shareholders from:
Net investment income	(.07)		(.14)	(.16)	(.17)	(.17)	(.18)
Net realized gain	(.01)		— (b)	—	(.03)	(.02)	—
Total distributions	(.08)		(.14)	(.16)	(.20)	(.19)	(.18)
Net asset value, end of period	$4.59		$4.60	$4.67	$4.55	$4.67	$4.60
Total Return(c)	1.40	%(d)	1.51%	6.17%	1.63%	5.55%	20.21%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.63	%(d)	1.27%	1.27%	1.32%	1.37%	1.48%
Expenses, including expense reductions and expenses reimbursed	.63	%(d)	1.27%	1.27%	1.32%	1.37%	1.48%
Expenses, excluding expense reductions and expenses reimbursed	.63	%(d)	1.27%	1.27%	1.32%	1.37%	1.48%
Net investment income	.79	%(d)	1.60%	2.16%	2.46%	2.85%	3.69%

Supplemental Data:
Net assets, end of period (000)	$8,038,999		$8,127,184	$7,254,175	$4,608,098	$3,499,490	$1,154,440
Portfolio turnover rate	33.33	%(d)	71.14%	92.83%	113.45%	143.47%	162.91%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	243

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class F Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$4.57		$4.64	$4.52	$4.64	$4.57	$3.96
Investment operations:
Net investment income(a)	.05		.11	.13	.15	.17	.20
Net realized and unrealized gain (loss)	.03		(.01)	.18	(.03)	.12	.63
Total from investment operations	.08		.10	.31	.12	.29	.83
Distributions to shareholders from:
Net investment income	(.08)		(.17)	(.19)	(.21)	(.20)	(.22)
Net realized gain	(.01)		— (b)	—	(.03)	(.02)	—
Total distributions	(.09)		(.17)	(.19)	(.24)	(.22)	(.22)
Net asset value, end of period	$4.56		$4.57	$4.64	$4.52	$4.64	$4.57
Total Return(c)	1.79	%(d)	2.30%	7.02%	2.45%	6.48%	21.42%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.24	%(d)	.48%	.49%	.49%	.50%	.58%
Expenses, including expense reductions and expenses reimbursed	.24	%(d)	.48%	.49%	.49%	.50%	.58%
Expenses, excluding expense reductions and expenses reimbursed	.24	%(d)	.48%	.49%	.49%	.50%	.58%
Net investment income	1.17	%(d)	2.38%	2.93%	3.27%	3.70%	4.55%

Supplemental Data:
Net assets, end of period (000)	$9,934,507		$9,140,966	$7,293,545	$3,853,610	$2,382,845	$499,721
Portfolio turnover rate	33.33	%(d)	71.14%	92.83%	113.45%	143.47%	162.91%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

244	See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class I Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$4.57		$4.64	$4.52	$4.64	$4.57	$3.96
Investment operations:
Net investment income(a)	.06		.11	.14	.15	.18	.21
Net realized and unrealized gain (loss)	.03		— (b)	.18	(.03)	.12	.63
Total from investment operations	.09		.11	.32	.12	.30	.84
Distributions to shareholders from:
Net investment income	(.09)		(.18)	(.20)	(.21)	(.21)	(.23)
Net realized gain	(.01)		— (b)	—	(.03)	(.02)	—
Total distributions	(.10)		(.18)	(.20)	(.24)	(.23)	(.23)
Net asset value, end of period	$4.56		$4.57	$4.64	$4.52	$4.64	$4.57
Total Return(c)	1.84	%(d)	2.40%	7.12%	2.55%	6.59%	21.57%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.19	%(d)	.39%	.39%	.39%	.40%	.49%
Expenses, including expense reductions and expenses reimbursed	.19	%(d)	.39%	.39%	.39%	.40%	.49%
Expenses, excluding expense reductions and expenses reimbursed	.19	%(d)	.39%	.39%	.39%	.40%	.49%
Net investment income	1.22	%(d)	2.47%	2.99%	3.35%	3.82%	4.66%

Supplemental Data:
Net assets, end of period (000)	$3,495,943		$3,341,231	$1,888,389	$642,022	$252,030	$65,851
Portfolio turnover rate	33.33	%(d)	71.14%	92.83%	113.45%	143.47%	162.91%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	245

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class R2 Shares
	Six Months
	Ended						7/21/2009(a)
	5/31/2014		Year Ended 11/30				to
	(unaudited)		2013	2012	2011	2010	11/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$4.58		$4.65	$4.53	$4.64	$4.58	$4.46
Investment operations:
Net investment income(b)	.04		.09	.11	.13	.15	.06
Net realized and unrealized gain (loss)	.02		(.01)	.18	(.03)	.11	.14
Total from investment operations	.06		.08	.29	.10	.26	.20
Distributions to shareholders from:
Net investment income	(.07)		(.15)	(.17)	(.18)	(.18)		(.08)
Net realized gain	(.01)		— (c)	—	(.03)	(.02)	—
Total distributions	(.08)		(.15)	(.17)	(.21)	(.20)		(.08)
Net asset value, end of period	$4.56		$4.58	$4.65	$4.53	$4.64	$4.58
Total Return(d)	1.32	%(e)	1.81%	6.49%	2.18%	5.73%	4.56	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.49	%(e)	.98%	.99%	.99%	1.00%	.72	%(f)
Expenses, including expense reductions and expenses reimbursed	.49	%(e)	.98%	.99%	.99%	1.00%	.72	%(f)
Expenses, excluding expense reductions and expenses reimbursed	.49	%(e)	.98%	.99%	.99%	1.00%	.90	%(f)
Net investment income	.93	%(e)	1.90%	2.45%	2.78%	3.21%	3.42	%(f)

Supplemental Data:
Net assets, end of period (000)	$17,951		$13,412	$10,575	$4,883	$1,613	$256
Portfolio turnover rate	33.33	%(e)	71.14%	92.83%	113.45%	143.47%		162.91%
(a)	Commencement of operations was 7/21/2009 and SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

246	See Notes to Financial Statements.

Financial Highlights (concluded)

SHORT DURATION INCOME FUND

	Class R3 Shares
	Six Months
	Ended						7/21/2009(a)
	5/31/2014		Year Ended 11/30				to
	(unaudited)		2013	2012	2011	2010	11/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$4.58		$4.65	$4.53	$4.65	$4.58	$4.46
Investment operations:
Net investment income(b)	.04		.09	.12	.13	.15	.07
Net realized and unrealized gain (loss)	.04		— (c)	.18	(.03)	.13	.13
Total from investment operations	.08		.09	.30	.10	.28	.20
Distributions to shareholders from:
Net investment income	(.08)		(.16)	(.18)	(.19)	(.19)		(.08)
Net realized gain	(.01)		— (c)	—	(.03)	(.02)	—
Total distributions	(.09)		(.16)	(.18)	(.22)	(.21)		(.08)
Net asset value, end of period	$4.57		$4.58	$4.65	$4.53	$4.65	$4.58
Total Return(d)	1.59	%(e)	1.91%	6.61%	2.09%	6.07%	4.53	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.44	%(e)	.88%	.88%	.87%	.90%	.98	%(f)
Expenses, including expense reductions and expenses reimbursed	.44	%(e)	.88%	.88%	.87%	.90%	.98	%(f)
Expenses, excluding expense reductions and expenses reimbursed	.44	%(e)	.88%	.88%	.87%	.90%	.99	%(f)
Net investment income	.98	%(e)	2.00%	2.53%	2.94%	3.28%	3.95	%(f)

Supplemental Data:
Net assets, end of period (000)	$131,833		$107,003	$53,635	$17,885	$12,586	$2,008
Portfolio turnover rate	33.33	%(e)	71.14%	92.83%	113.45%	143.47%		162.91%
(a)	Commencement of operations was 7/21/2009 and SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.	247

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of twelve funds. This report covers the following six funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds	Classes
Lord Abbett Convertible Fund (“Convertible Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, C, F, I, R2 and R3
Lord Abbett High Yield Fund (“High Yield Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Income Fund (“Income Fund”)	A, B, C, F, I, R2 and R3
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)	A, C, F, I, R2 and R3
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, B, C, F, I, R2 and R3

The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. As of the date of this report, Income Fund and Short Duration Income Fund have not issued Class P shares.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

248

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

249

Notes to Financial Statements (unaudited)(continued)

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2010 through November 30, 2013. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign

250

Notes to Financial Statements (unaudited)(continued)

currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. As of May 31, 2014, each Fund had open forward foreign currency exchange contracts.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of May 31, 2014, Floating Rate Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund had open futures contracts.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an

251

Notes to Financial Statements (unaudited)(continued)

agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)	Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price. As of May 31, 2014, High Yield Fund had an open reverse repurchase agreement.

(n)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of May 31, 2014, the following Funds had unfunded loan commitments:

252

Notes to Financial Statements (unaudited)(continued)

Security Name	Fund Name
	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund	Short Duration Income Fund
Allied Security Holdings LLC 1st Lien Delayed Draw Term Loan	$11,475,744	$—	$—	$—	$—
Allied Security Holdings LLC 2nd Lien Delayed Draw Term Loan	8,397,658	—	—	—	—
Mallinckrodt International Finance S.A. Bridge Term Loan	—	16,750,000	1,000,000	400,000	15,100,000
Ortho-Clinical Diagnostics Bridge Term Loan	—	12,000,000	—	—	—
Texas Competitive Electric Holdings Co. LLC DIP Delayed Draw Term Loan	12,633,663	—	—	123,509	4,667,026
Texas Competitive Electric Holdings Co. LLC DIP 2014 Delayed Draw Term Loan	8,326,733	—	—	81,403	3,075,995
Tripointe Homes Inc. Senior Unsecured Bridge Facility	—	17,500,000	—	—	—
Ziggo B.V. EUR B3 Facility Term Loan	10,378,583	—	—	—	—
Ziggo B.V. EUR B4 Facility Term Loan	7,336,002	—	—	—	—
Ziggo B.V. EUR Facility B2 Term Loan	1,014,194	—	—	—	—
Total	$59,562,577	$46,250,000	$1,000,000	$604,912	$22,843,021

(o)	Inflation-Linked Derivatives–Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain on investments, futures contracts, swaps and foreign currency related transactions on the Fund’s Statement of Operations.

(p)	Credit Default Swaps–High Yield Fund, Inflation Focused Fund and Short Duration Income Fund may enter into credit default swap contracts. As a seller of a credit default swap contract

253

Notes to Financial Statements (unaudited)(continued)

(“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Inflation Focused Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a fund, payment of the agreed-upon amount made by a fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a fund, the agreed-upon amount received by a fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

254

Notes to Financial Statements (unaudited)(continued)

(q)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(r)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

255

Notes to Financial Statements (unaudited)(continued)

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund
First $1 billion	.70%
Next $1 billion	.60%
Over $2 billion	.57%

Floating Rate Fund
First $1 billion	.50%
Over $1 billion	.45%

High Yield Fund
First $1 billion	.60%
Next $1 billion	.55%
Over $2 billion	.50%

Income Fund
First $3 billion	.50%
Over $3 billion	.45%

Inflation Focused Fund
First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

Short Duration Income Fund
First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

For the six months ended May 31, 2014, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Effective Management Fee
Convertible Fund	.67%
Floating Rate Fund	.46%
High Yield Fund	.55%
Income Fund	.40%
Inflation Focused Fund	.37%
Short Duration Income Fund	.25%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the six months ended May 31, 2014 and continuing through March 31, 2015, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary waive all or a portion of its administrative fee and reimburse each Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed the following annual rates:

Fund	Rate
Convertible Fund	.86%
Income Fund	.58%
Inflation Focused Fund	.55%

For the period April 1, 2014 to May 31, 2014, and continuing through March 31, 2015, Lord Abbett has contractually agreed to waive all or a portion of High Yield Fund’s management fee and, if necessary, waive all or a portion of its administrative fee and reimburse other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, did not exceed an annual rate of .78%.

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

Convertible Fund, High Yield Fund, and Short Duration Income Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund of Lord Abbett Investment Trust and Lord

256

Notes to Financial Statements (unaudited)(continued)

Abbett Multi-Asset Global Opportunity Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of May 31, 2014, the percentages of Convertible Fund’s, High Yield Fund’s and Short Duration Income Fund’s outstanding shares owned by each Fund of Funds were as follows:

		Underlying Funds
Fund of Funds	Convertible Fund	High Yield Fund	Short Duration Income Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	26.74%	9.78%	0.23%
Lord Abbett Multi-Asset Global Opportunity Fund	—	0.82%	0.01%
Lord Abbett Multi-Asset Growth Fund	—	5.30%	0.13%
Lord Abbett Multi-Asset Income Fund	26.80%	15.91%	1.39%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C(1)	Class F	Class P	Class R2	Class R3
Service	.15%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

*	Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Rule 12b-1 fee each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2014:

	Distributor Commissions	Dealers’ Concessions
Convertible Fund	$13,802	$91,939
Floating Rate Fund	200,996	1,228,492
High Yield Fund	63,312	439,652
Income Fund	41,974	230,491
Inflation Focused Fund	6,054	38,668
Short Duration Income Fund	569,294	4,181,896

257

Notes to Financial Statements (unaudited)(continued)

Distributor received the following amount of CDSCs for the six months ended May 31, 2014:

	Class A	Class C
Convertible Fund	$2,477	$3,750
Floating Rate Fund	432,937	296,589
High Yield Fund	7,561	16,791
Income Fund	11,792	20,163
Inflation Focused Fund	42,306	23,621
Short Duration Income Fund	628,541	845,395

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2014 and the fiscal year ended November 30, 2013 was as follows:

	Convertible Fund		Floating Rate Fund
	Six Months Ended 5/31/2014	Year Ended	Six Months Ended 5/31/2014	Year Ended
	(unaudited)	11/30/2013	(unaudited)	11/30/2013
Distributions paid from:
Ordinary income	$29,632,346	$11,130,800	$207,650,079	$263,018,005
Net long-term capital gains	22,077,107	—	—	—
Total distributions paid	$51,709,453	$11,130,800	$207,650,079	$263,018,005

	High Yield Fund		Income Fund
	Six Months Ended 5/31/2014	Year Ended	Six Months Ended 5/31/2014	Year Ended
	(unaudited)	11/30/2013	(unaudited)	11/30/2013
Distributions paid from:
Ordinary income	$140,129,965	$196,503,734	$41,781,610	$120,274,257
Net long-term capital gains	43,575,793	15,202,146	27,710,880	15,413,651
Total distributions paid	$183,705,758	$211,705,880	$69,492,490	$135,687,908

258

Notes to Financial Statements (unaudited)(continued)

Inflation Focused Fund				Short Duration Income Fund
	Six Months Ended 5/31/2014		Year Ended	Six Months Ended 5/31/2014		Year Ended
	(unaudited	)	11/30/2013	(unaudited	)	11/30/2013
Distributions paid from:
Ordinary income	$15,195,627		$30,445,736	$605,333,844		$1,122,336,281
Net long-term capital gains	—		—	41,466,154		—
Total distributions paid	$15,195,627		$30,445,736	$646,799,998		$1,122,336,281

As of November 30, 2013, Inflation Focused Fund had a capital loss carryforward of $4,036,787 with no expiration.

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term.

As of May 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Floating Rate Fund	High Yield Fund
Tax cost	$734,110,872	$8,789,483,656	$3,271,855,843
Gross unrealized gain	37,143,354	58,830,421	129,681,159
Gross unrealized loss	(9,362,578)	(35,442,920)	(25,247,669)
Net unrealized security gain	$27,780,776	$23,387,501	$104,433,490

	Income Fund	Inflation Focused Fund	Short Duration Income Fund
Tax cost	$1,885,654,544	$936,630,247	$35,405,676,909
Gross unrealized gain	68,050,881	7,555,864	69,581,157
Gross unrealized loss	(7,678,567)	(12,113,591)	(138,438,452)
Net unrealized security gain (loss)	$60,372,314	$(4,557,727)	$(68,857,295)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2014 were as follows:

	U.S.	Non-U.S.	U.S.	Non-U.S.
	Government	Government	Government	Government
	Purchases*	Purchases	Sales*	Sales
Convertible Fund	$—	$798,900,543	$—	$695,878,306
Floating Rate Fund	—	4,249,072,647	—	4,268,512,183
High Yield Fund	—	2,314,813,571	—	1,767,596,353
Income Fund	1,388,675,020	660,839,135	1,412,165,371	614,030,191
Inflation Focused Fund	44,860,195	309,134,830	36,142,599	313,361,269
Short Duration Income Fund	1,030,419,223	12,070,554,017	1,037,181,630	9,809,366,127

*	Includes U.S. Government sponsored enterprises securities.

259

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the six months ended May 31, 2014 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Floating Rate Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into U.S. Treasury futures contracts for the six months ended May 31, 2014 (as described in note 2(h)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the six months ended May 31, 2014 (as described in note 2(o)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps.

High Yield Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps for the six months ended May 31, 2014 (as described in note 2(p)) for investment purposes, to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into a total return swap for the six months ended May 31, 2014 (as described in note 2(q)) to obtain exposure to an issuer (the Reference Entity). Each Fund’s use of total return swaps involve the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and each Fund’s returns could be reduced as a result. Each Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

260

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2014, each Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

	Convertible Fund			Floating Rate Fund
Asset Derivatives	Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Forward Foreign Currency Exchange Contracts(1)	$97,047	$97,047	$—	$2,056,190	$2,056,190
Futures Contracts(2)	—	—	—	—	—
Total	$97,047	$97,047	$—	$2,056,190	$2,056,190
Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	$—	$—	$—	$183,819	$183,819
Futures Contracts(2)	—	—	799,718	—	799,718
Total	$—	$—	$799,718	$183,819	$983,537

	High Yield Fund
Asset Derivatives	Forward Foreign Currency Exchange Contracts	Credit Contracts	Fair Value
Forward Foreign Currency Exchange Contracts(1)	$1,344,162	$—	$1,344,162
Total	$1,344,162	$—	$1,344,162
Liability Derivatives
Credit Default Swaps(4)	$—	$180,763	$180,763
Forward Foreign Currency Exchange Contracts(3)	797,021	—	797,021
Total	$797,021	$180,763	$977,784

				Income Fund
Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Fair Value
Forward Foreign Currency Exchange Contracts(1)	$—	$4,758,686	$—	$4,758,686
Futures Contracts(2)	5,884,527	—	—	5,884,527
Total Return Swaps(5)	—	—	95,672	95,672
Total	$5,884,527	$4,758,686	$95,672	$10,738,885

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	$—	$963,880	$—	$963,880
Futures Contracts(2)	7,419,683	—	—	7,419,683
Total	$7,419,683	$963,880	$—	$8,383,563

261

Notes to Financial Statements (unaudited)(continued)

				Inflation Focused Fund
Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Inflation Linked Contracts	Credit Contracts	Fair Value
CPI Swaps(6)	$—	$—	$962,367	$—	$962,367
Forward Foreign Currency Exchange Contracts(1)	—	69,223	—	—	69,223
Futures Contracts(2)	487,063	—	—	—	487,063
Total Return Swaps(5)	—	—	—	12,116	12,116
Total	$487,063	$69,223	$962,367	$12,116	$1,530,769

Liability Derivatives
CPI Swaps(8)	$—	$—	$39,257,644	$—	$39,257,644
Credit Default Swaps(4)	—	—	—	50,953	50,953
Forward Foreign Currency Exchange Contracts(3)	—	503	—	—	503
Futures Contracts(2)	65,100	—	—	—	65,100
Total	$65,100	$503	$39,257,644	$50,953	$39,374,200

Short Duration Income Fund
Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Fair Value
Forward Foreign Currency Exchange Contracts(1)	$—	$2,356,230	$—	$2,356,230
Futures Contracts(2)	18,238,862	—	—	18,238,862
Total Return Swap(5)	—	—	1,651,070	1,651,070
Total	$18,238,862	$2,356,230	$1,651,070	$22,246,162

Liability Derivatives
Credit Default Swaps(4)	$—	$—	$1,847,142	$1,847,142
Forward Foreign Currency Exchange Contracts(3)	—	25,483	—	25,483
Futures Contracts(2)	5,966,227	—	—	5,966,227
Total	$5,966,227	$25,483	$1,847,142	$7,838,852
(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(4)	Statements of Assets and Liabilities location: Credit default swap agreements payable, at fair value.
(5)	Statements of Assets and Liabilities location: Total return swap agreements, at fair value.
(6)	Statements of Assets and Liabilities location: Unrealized appreciation on CPI swaps.
(7)	Statements of Assets and Liabilities location: Unrealized appreciation on credit default swaps.
(8)	Statements of Assets and Liabilities location: Unrealized depreciation on CPI swaps.

262

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended May 31, 2014, were as follows:

	Convertible Fund			Floating Rate Fund
	Forward Foreign Currency Exchange Contracts	Total	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$(170,475)	$(170,475)	$—	$(697,719)	$(697,719)
Futures Contracts	—	—	(468,569)	—	(468,569)
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$137,514	$137,514	$—	$1,926,430	$1,926,430
Futures Contracts	—	—	(730,463)	—	(730,463)
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$9,614,372	$9,614,372	$—	$112,096,974	$112,096,974
Futures Contracts(4)	—	—	905	—	905

			High Yield Fund
	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Total
Net Realized Gain (Loss)(1)
Credit Default Swaps	$—	$—	$—	$—
Forward Foreign Currency Exchange Contracts	—	(2,886,213)	—	(2,886,213)
Futures Contracts	223,189	—	—	223,189
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	$—	$—	$(80,400)	$(80,400)
Forward Foreign Currency Exchange Contracts	—	1,906,394	—	1,906,394
Futures Contracts	19,393	—	—	19,393
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	$—	$—	$1,285,714	$1,285,714
Forward Foreign Currency Exchange Contracts(3)	—	174,130,587	—	174,130,587
Futures Contracts(4)	69	—	—	69

263

Notes to Financial Statements (unaudited)(continued)

				Income Fund
	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Total
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$—	$2,859,787	$—	$2,859,787
Futures Contracts	(1,213,269)	—	—	(1,213,269)
Total Return Swaps	—	—	—	—
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$—	$1,856,223	$—	$1,856,223
Futures Contracts	(1,959,981)	—	—	(1,959,981)
Total Return Swaps	—	—	—	—
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$—	$262,046,195	$—	$262,046,195
Futures Contracts(4)	5,255	—	—	5,255
Total Return Swaps(3)	—	—	41,002	41,002

		Inflation Focused Fund
	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Inflation Linked Contracts	Credit Contracts	Total
Net Realized Gain (Loss)(1)
CPI Swaps	$—	$—	$(308,215)	$—	$(308,215)
Credit Default Swaps	—	—	—	(51,588)	(51,588)
Forward Foreign Currency Exchange Contracts	—	(156,189)	—	—	(156,189)
Futures Contracts	88,312	—	—	—	88,312
Total Return Swaps	—	—	—	—	—
Net Change in Unrealized Appreciation/Depreciation(2)
CPI Swaps	$—	$—	$(1,901,782)	$—	$(1,901,782)
Credit Default Swaps	—	—	—	93,298	93,298
Forward Foreign Currency Exchange Contracts	—	156,058	—	—	156,058
Futures Contracts	393,181	—	—	—	393,181
Total Return Swaps	—	—	—	—	—
Average Number of Contracts/Notional Amounts*
CPI Swaps(3)	$—	$—	$1,300,057,143	$—	$1,300,057,143
Credit Default Swaps(3)	$—	$—	$—	$7,400,000	$7,400,000
Forward Foreign Currency Exchange Contracts(3)	$—	$8,268,467	$—	$—	$8,268,467
Futures Contracts(4)	1,095	—	—	—	1,095
Total Return Swaps(3)	$—	$—	$—	$5,193	$5,193

264

Notes to Financial Statements (unaudited)(continued)

		Short Duration Income Fund
	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Fair Value
Net Realized Gain (Loss)(1)
Credit Default Swaps	$—	$—	$(4,790,717)	$(4,790,717)
Forward Foreign Currency Exchange Contracts	—	(5,409,596)	—	(5,409,596)
Futures Contracts	5,173,144	—	—	5,173,144
Total Return Swaps	—	—	—	—
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	$—	$—	$3,411,757	$3,411,757
Forward Foreign Currency Exchange Contracts	—	5,345,792	—	5,345,792
Futures Contracts	11,390,479	—	—	11,390,479
Total Return Swaps	—	—	—
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	$—	$—	$294,300,000	$294,300,000
Forward Foreign Currency Exchange Contracts(3)	$—	$303,034,560	$—	$303,034,560
Futures Contracts(4)	44,390	—	—	44,390
Total Return Swaps(3)	$—	$—	$707,601	$707,601
*	Calculated based on the number of contracts or notional amounts for the six months ended May 31, 2014.
(1)	Statements of Operations location: Net realized gain on investments, futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the

265

Notes to Financial Statements (unaudited)(continued)

agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

Convertible Fund

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$97,047	$—	$97,047
Repurchase Agreement	38,979,940	—	38,979,940
Total	$39,076,987	$—	$39,076,987

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral	Net
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$38,979,940	$—	$—	$(38,979,940)	$—
Goldman Sachs	97,047	—	—	—	97,047
Total	$39,076,987	$—	$—	$(38,979,940)	$97,047

Floating Rate Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,056,190	$—	$2,056,190
Repurchase Agreement	315,838,805	—	315,838,805
Total	$317,894,995	$—	$317,894,995

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral	Net
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$146,210	$(146,210)	$—	$—	$—
Citibank	1,168,127	—	(1,168,127)	—	—
Fixed Income Clearing Corp.	315,838,805	—	—	(315,838,805)	—
J.P. Morgan Chase	741,853	—	(741,853)	—	—
Total	$317,894,995	$(146,210)	$(1,909,980)	$(315,838,805)	$—

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$183,819	$—	$183,819

266

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
	Liabilities Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral	Net
Counterparty	Assets and Liabilities	Instruments(a)	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$183,819	$(146,210)	$—	$—	$37,609
Total	$183,819	$(146,210)	$—	$—	$37,609

High Yield Fund

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,344,162	$—	$1,344,162
Repurchase Agreement	13,079,919	—	13,079,919
Total	$14,424,081	$—	$14,424,081

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral	Net
Counterparty	Assets and Liabilities	Instruments(a)	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$13,079,919	$—	$—	$(13,079,919)	$—
Goldman Sachs	367,755	(22,457)	(270,000)	—	75,298
J.P. Morgan Chase	640,419	(640,419)	—	—	—
Morgan Stanley	93,611	(45,410)	—	—	48,201
UBS AG	242,377	(13,545)	—	—	228,832
Total	$14,424,081	$(721,831)	$(270,000)	$(13,079,919)	$352,331

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap	$180,763	$—	$180,763
Forward Foreign Currency Exchange Contracts	797,021	—	797,021
Reverse Repurchase Agreement	2,557,873	—	2,557,873
Total	$3,535,657	$—	$3,535,657

267

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
	Liabilities Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral	Net
Counterparty	Assets and Liabilities	Instruments(a)	Pledged(a)	Pledged(a)	Amount(c)
Citibank N.A.	$180,763	$—	$—	$—	$180,763
Credit Suisse	69,642	—	—	—	69,642
Deutsche Bank AG	4,398	—	—	—	4,398
Goldman Sachs	22,457	(22,457)	—	—	—
J.P. Morgan	641,569	(640,419)	—	—	1,150
Merrill Lynch	2,557,873	—	—	(2,557,873)	—
Morgan Stanley	45,410	(45,410)	—	—	—
UBS AG	13,545	(13,545)	—	—	—
Total	$3,535,657	$(721,831)	$—	$(2,557,873)	$255,953

Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$4,758,686	$—	$4,758,686
Repurchase Agreement	37,933,946	—	37,933,946
Total Return Swap	95,672	—	95,672
Total	$42,788,304	$—	$42,788,304

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral	Net
Counterparty	Assets and Liabilities	Instruments(a)	Received(a)	Received(a)	Amount(b)
Bank of America	$274,869	$—	$(270,000)	$—	$4,869
Barclays Bank plc	967,806	(203,001)	—	(764,805)	—
Deutsche Bank AG	116,345	(6,225)	—	—	110,120
Fixed Income Clearing Corp.	37,933,946	—	—	(37,933,946)	—
Goldman Sachs	291,734	(120,029)	(171,705)	—	—
J.P. Morgan Chase	1,702,734	(617,332)	(1,085,402)	—	—
Morgan Stanley	338,449	—	—	(338,449)	—
UBS AG	1,162,421	(17,293)	—	(872,000)	273,128
Total	$42,788,304	$(963,880)	$(1,527,107)	$(39,909,200)	$388,117

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$963,880	$—	$963,880

268

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
	Liabilities Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral	Net
Counterparty	Assets and Liabilities	Instruments(a)	Pledged(a)	Pledged(a)	Amount(c)
Barclays Bank plc	$203,001	$(203,001)	$—	$—	$—
Deutsche Bank AG	6,225	(6,225)	—	—	—
Goldman Sachs	120,029	(120,029)	—	—	—
J.P. Morgan Chase	617,332	(617,332)	—	—	—
UBS AG	17,293	(17,293)	—	—	—
Total	$963,880	$(963,880)	$—	$—	$—

Inflation Focused Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$962,367	$—	$962,367
Forward Foreign Currency Exchange Contracts	69,223	—	69,223
Repurchase Agreement	40,050,893	—	40,050,893
Total Return Swap	12,116	—	12,116
Total	$41,094,599	$—	$41,094,599

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral	Net
Counterparty	Assets and Liabilities	Instruments(a)	Received(a)	Received(a)	Amount(b)
Bank of America	$107,874	$(107,874)	$—	$—	$—
Barclays Bank plc	20,894	(20,894)	—	—	—
Deutsche Bank AG	221,802	(221,802)	—	—	—
Fixed Income Clearing Corp.	40,050,893	—	—	(40,050,893)	—
Goldman Sachs	69,409	(69,409)	—	—	—
J.P. Morgan Chase	26,269	(26,269)	—	—	—
Morgan Stanley	584,286	(584,286)	—	—	—
UBS AG	13,172	(13,172)	—	—	—
Total	$41,094,599	$(1,043,706)	$—	$(40,050,893)	$—

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$39,257,644	$—	$39,257,644
Credit Default Swaps	50,953	—	50,953
Forward Foreign Currency Exchange Contracts	503	—	503
Total	$39,309,100	$—	$39,309,100

269

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
	Liabilities Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral	Net
Counterparty	Assets and Liabilities	Instruments(a)	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$1,221,534	$(107,874)	$(1,113,660)	$—	$—
Barclays Bank plc	3,033,778	(20,894)	(3,012,884)	—	—
Credit Suisse	2,265,902	—	(2,265,902)
Deutsche Bank AG	12,994,007	(221,802)	(12,772,205)	—	—
Goldman Sachs	6,053,097	(69,409)	(5,983,688)	—	—
J.P. Morgan Chase	3,998,115	(26,269)	(3,971,846)	—	—
Morgan Stanley	3,264,395	(584,286)	(2,680,109)	—	—
UBS AG	1,490,798	(13,172)	(1,300,000)	—	177,626
Wells Fargo	4,987,474	—	(4,987,474)	—	—
Total	$39,309,100	$(1,043,706)	$(38,087,768)	$—	$177,626

Short Duration Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,356,230	$—	$2,356,230
Repurchase Agreements	892,132,030	—	892,132,030
Total Return Swap	1,651,070	—	1,651,070
Total	$896,139,330	$—	$896,139,330

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral	Net
Counterparty	Assets and Liabilities	Instruments(a)	Received(a)	Received(a)	Amount(b)
Deutsche Bank AG	$1,651,070	$—	$—	$—	$1,651,070
Fixed Income Clearing Corp.	887,132,030	—	—	(887,132,030)	—
Goldman Sachs	11,520	(11,520)	—	—	—
J.P. Morgan Securities, LLC	5,000,000	—	—	(5,000,000)	—
J.P. Morgan Chase	1,075,003	(11,454)	(1,063,549)	—	—
Morgan Stanley	787,793	(460,063)	—	(327,730)	—
UBS AG	481,914	—	(400,000)	—	81,914
Total	$896,139,330	$(483,037)	$(1,463,549)	$(892,459,760)	$1,732,984

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swaps	$1,847,142	$—	$1,847,142
Forward Foreign Currency Exchange Contracts	25,483	—	25,483
Total	$1,872,625	$—	$1,872,625

270

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
	Liabilities Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral	Net
Counterparty	Assets and Liabilities	Instruments(a)	Pledged(a)	Pledged(a)	Amount(c)
Barclays Bank plc	$7,747	$—	$—	$—	$7,747
Credit Suisse	922,549	—	(922,549)	—	—
Goldman Sachs	470,812	(11,520)	(459,292)	—	—
J.P. Morgan Chase	11,454	(11,454)	—	—	—
Morgan Stanley	460,063	(460,063)	—	—	—
Total	$1,872,625	$(483,037)	$(1,381,841)	$—	$7,747
(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of May 31, 2014.
(c)	Net amount represents the amount owed by the Fund to each counterparty as of May 31, 2014.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended May 31, 2014, the Funds and certain other funds managed by Lord Abbett (the “Participating Funds”) participated in an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility expires on June 29, 2014, and may be renewed thereafter under terms that will depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per Participating Fund and (ii) $350,000,000 in the aggregate for all Participating Funds. The annual fee to maintain the Facility during the period was .09% of the amount available under the Facility. Each Participating Fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

271

Notes to Financial Statements (unaudited)(continued)

Subsequent to the six months ended May 31, 2014, the Facility was renewed for the Participating Funds. Effective June 30, 2014, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility.

As of May 31, 2014, there were no loans outstanding under the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at

272

Notes to Financial Statements (unaudited)(continued)

their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

High Yield Fund, Inflation Focused Fund and Short Duration Income Fund may invest in credit default swap contracts. The risks associated with the Funds’ investment in credit default swaps are greater than if the Funds invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, Floating Rate Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund may invest in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, these Funds may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect each Fund’s performance.

273

Notes to Financial Statements (unaudited)(continued)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Convertible Fund	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,554,864	$72,647,989	5,360,652	$68,695,582
Converted from Class B*	1,524	19,653	27,778	340,136
Reinvestment of distributions	719,589	9,090,295	114,871	1,344,857
Shares reacquired	(3,204,108)	(41,454,208)	(2,530,654)	(31,156,779)
Increase	3,071,869	$40,303,729	2,972,647	$39,223,796

Class B Shares
Shares sold	3,388	$44,032	26,435	$327,619
Reinvestment of distributions	15,838	199,342	3,314	37,766
Shares reacquired	(42,700)	(554,787)	(67,326)	(809,734)
Converted to Class A*	(1,527)	(19,653)	(27,833)	(340,136)
Decrease	(25,001)	$(331,066)	(65,410)	$(784,485)

Class C Shares
Shares sold	1,076,358	$14,045,546	1,208,839	$15,390,775
Reinvestment of distributions	291,922	3,661,299	48,411	555,687
Shares reacquired	(429,788)	(5,559,481)	(839,447)	(10,141,068)
Increase	938,492	$12,147,364	417,803	$5,805,394

Class F Shares
Shares sold	4,018,483	$52,645,096	3,638,700	$46,150,406
Reinvestment of distributions	404,633	5,112,341	60,085	705,871
Shares reacquired	(1,211,954)	(15,693,977)	(1,399,650)	(17,360,194)
Increase	3,211,162	$42,063,460	2,299,135	$29,496,083

Class I Shares
Shares sold	16,922,539	$221,148,075	6,579,375	$82,152,702
Reinvestment of distributions	2,376,847	30,131,848	662,891	7,772,261
Shares reacquired	(14,974,756)	(200,848,702)	(6,864,680)	(85,746,323)
Increase	4,324,630	$50,431,221	377,586	$4,178,640

Class P Shares
Shares sold	675	$9,034	701	$9,039
Reinvestment of distributions	272	3,474	55	654
Shares reacquired	(598)	(7,877)	(168)	(2,237)
Increase	349	$4,631	588	$7,456

Class R2 Shares
Shares sold	15,235	$196,231	7,903	$100,292
Reinvestment of distributions	83	1,059	19	215
Shares reacquired	(5,088)	(66,816)	(4,250)	(50,884)
Increase	10,230	$130,474	3,672	$49,623

274

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	79,847	$1,048,307	89,386	$1,125,922
Reinvestment of distributions	13,493	169,862	1,828	21,324
Shares reacquired	(28,744)	(373,073)	(32,385)	(394,220)
Increase	64,596	$845,096	58,829	$753,026

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Floating Rate Fund	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	94,606,334	$898,923,447	308,846,885	$2,934,198,225
Reinvestment of distributions	8,073,050	76,638,401	10,304,840	97,862,225
Shares reacquired	(93,753,602)	(890,395,883)	(92,138,123)	(874,239,805)
Increase	8,925,782	$85,165,965	227,013,602	$2,157,820,645

Class C Shares
Shares sold	29,572,753	$281,196,884	114,261,841	$1,086,468,869
Reinvestment of distributions	3,125,168	29,686,128	4,231,663	40,204,648
Shares reacquired	(25,157,777)	(239,053,878)	(24,071,413)	(228,720,681)
Increase	7,540,144	$71,829,134	94,422,091	$897,952,836

Class F Shares
Shares sold	76,947,884	$730,357,855	235,183,287	$2,231,999,643
Reinvestment of distributions	4,778,400	45,320,699	5,858,438	55,577,720
Shares reacquired	(75,687,209)	(718,037,479)	(67,579,527)	(640,865,807)
Increase	6,039,075	$57,641,075	173,462,198	$1,646,711,556

Class I Shares
Shares sold	18,816,030	$178,862,822	59,651,485	$567,185,398
Reinvestment of distributions	1,203,749	11,435,595	1,633,668	15,522,937
Shares reacquired	(22,387,721)	(212,758,990)	(21,518,879)	(204,189,122)
Increase (decrease)	(2,367,942)	$(22,460,573)	39,766,274	$378,519,213

Class R2 Shares
Shares sold	18,477	$175,839	35,667	$340,207
Reinvestment of distributions	1,542	14,657	2,012	19,132
Shares reacquired	(5,327)	(50,760)	(11,335)	(107,731)
Increase	14,692	$139,736	26,344	$251,608

Class R3 Shares
Shares sold	1,335,907	$12,688,391	1,424,333	$13,534,797
Reinvestment of distributions	43,903	416,865	29,865	283,698
Shares reacquired	(162,155)	(1,540,181)	(296,342)	(2,816,645)
Increase	1,217,655	$11,565,075	1,157,856	$11,001,850

275

Notes to Financial Statements (unaudited)(continued)

High Yield Fund	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	43,688,491	$344,885,364	66,632,260	$530,424,585
Converted from Class B*	16,707	131,323	184,252	1,493,841
Reinvestment of distributions	6,503,509	51,000,080	7,654,516	60,745,232
Shares reacquired	(24,775,620)	(195,230,043)	(68,753,574)	(546,328,646)
Increase	25,433,087	$200,786,724	5,717,454	$46,335,012

Class B Shares
Shares sold	62,003	$487,414	95,201	$753,389
Reinvestment of distributions	91,266	711,458	137,919	1,088,851
Shares reacquired	(221,337)	(1,738,298)	(449,026)	(3,564,015)
Converted to Class A*	(16,783)	(131,323)	(188,137)	(1,493,841)
Decrease	(84,851)	$(670,749)	(404,043)	$(3,215,616)

Class C Shares
Shares sold	6,621,404	$52,055,588	12,225,758	$97,135,645
Reinvestment of distributions	1,978,644	15,427,714	2,413,768	19,052,586
Shares reacquired	(4,839,467)	(38,020,741)	(12,925,341)	(102,385,274)
Increase	3,760,581	$29,462,561	1,714,185	$13,802,957

Class F Shares
Shares sold	18,828,772	$148,237,878	30,505,509	$242,803,681
Reinvestment of distributions	2,162,796	16,937,710	2,751,310	21,803,986
Shares reacquired	(17,821,436)	(139,862,525)	(27,071,032)	(215,738,244)
Increase	3,170,132	$25,313,063	6,185,787	$48,869,423

Class I Shares
Shares sold	45,155,277	$358,730,265	69,028,090	$551,465,239
Reinvestment of distributions	9,396,959	74,003,628	9,504,094	75,757,761
Shares reacquired	(14,090,420)	(111,075,609)	(35,378,890)	(283,667,181)
Increase	40,461,816	$321,658,284	43,153,294	$343,555,819

Class P Shares
Shares sold	19,777	$158,549	47,484	$384,191
Reinvestment of distributions	12,092	96,051	15,616	125,532
Shares reacquired	(23,392)	(187,466)	(46,208)	(372,493)
Increase	8,477	$67,134	16,892	$137,230

Class R2 Shares
Shares sold	242,091	$1,919,578	394,616	$3,160,960
Reinvestment of distributions	4,940	38,985	3,932	31,417
Shares reacquired	(156,092)	(1,242,948)	(219,138)	(1,760,065)
Increase	90,939	$715,615	179,410	$1,432,312

Class R3 Shares
Shares sold	966,231	$7,687,236	2,017,280	$16,217,467
Reinvestment of distributions	230,464	1,816,194	243,783	1,945,328
Shares reacquired	(933,915)	(7,408,935)	(1,216,621)	(9,747,589)
Increase	262,780	$2,094,495	1,044,442	$8,415,206

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

276

Notes to Financial Statements (unaudited)(continued)

Income Fund	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	42,353,477	$122,248,460	143,215,932	$425,075,154
Converted from Class B*	84,985	244,334	452,883	1,334,812
Reinvestment of distributions	12,675,870	36,208,373	23,286,117	68,492,687
Shares reacquired	(66,261,192)	(189,948,491)	(179,609,887)	(523,647,272)
Decrease	(11,146,860)	$(31,247,324)	(12,654,955)	$(28,744,619)

Class B Shares
Shares sold	75,060	$215,713	233,052	$690,490
Reinvestment of distributions	110,026	314,625	224,821	663,591
Shares reacquired	(522,274)	(1,498,233)	(1,133,358)	(3,311,404)
Converted to Class A*	(84,928)	(244,334)	(452,274)	(1,334,812)
Decrease	(422,116)	$(1,212,229)	(1,127,759)	$(3,292,135)

Class C Shares
Shares sold	6,613,793	$19,189,687	34,532,995	$103,340,425
Reinvestment of distributions	3,150,115	9,042,587	5,714,665	16,898,546
Shares reacquired	(18,933,901)	(54,557,550)	(52,828,579)	(153,957,029)
Decrease	(9,169,993)	$(26,325,276)	(12,580,919)	$(33,718,058)

Class F Shares
Shares sold	29,188,332	$84,068,373	78,139,954	$232,025,792
Reinvestment of distributions	3,133,209	8,957,712	6,899,599	20,317,949
Shares reacquired	(25,448,892)	(72,895,137)	(138,814,261)	(404,838,561)
Increase (decrease)	6,872,649	$20,130,948	(53,774,708)	$(152,494,820)

Class I Shares
Shares sold	14,677,059	$42,083,416	16,946,519	$49,760,222
Reinvestment of distributions	668,580	1,917,415	1,284,136	3,791,754
Shares reacquired	(3,951,346)	(11,343,689)	(14,717,716)	(43,274,440)
Increase	11,394,293	$32,657,142	3,512,939	$10,277,536

Class R2 Shares
Shares sold	464,879	$1,349,166	1,015,798	$3,029,274
Reinvestment of distributions	20,142	58,159	21,015	61,769
Shares reacquired	(282,434)	(828,621)	(465,815)	(1,375,965)
Increase	202,587	$578,704	570,998	$1,715,078

Class R3 Shares
Shares sold	4,622,709	$13,308,100	8,582,094	$25,282,803
Reinvestment of distributions	438,022	1,257,427	445,635	1,309,389
Shares reacquired	(1,862,355)	(5,353,680)	(3,638,692)	(10,646,202)
Increase	3,198,376	$9,211,847	5,389,037	$15,945,990

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

277

Notes to Financial Statements (unaudited)(continued)

Inflation Focused Fund	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	14,452,058	$203,752,640	29,364,212	$432,750,318
Reinvestment of distributions	487,837	6,881,657	975,918	14,123,341
Shares reacquired	(10,921,884)	(154,236,609)	(16,297,603)	(235,077,761)
Increase	4,018,011	$56,397,688	14,042,527	$211,795,898

Class C Shares
Shares sold	578,012	$8,172,527	7,992,221	$118,375,276
Reinvestment of distributions	100,523	1,420,052	194,143	2,811,626
Shares reacquired	(2,076,414)	(29,351,038)	(3,061,526)	(44,169,751)
Increase (decrease)	(1,397,879)	$(19,758,459)	5,124,838	$77,017,151

Class F Shares
Shares sold	4,488,818	$63,465,175	24,077,913	$354,588,246
Reinvestment of distributions	209,101	2,951,850	470,078	6,815,258
Shares reacquired	(6,962,224)	(98,465,985)	(16,212,129)	(233,461,418)
Increase (decrease)	(2,264,305)	$(32,048,960)	8,335,862	$127,942,086

Class I Shares
Shares sold	935,746	$13,210,587	4,495,355	$65,776,406
Reinvestment of distributions	56,411	795,608	60,740	872,105
Shares reacquired	(826,120)	(11,664,880)	(740,993)	(10,731,106)
Increase	166,037	$2,341,315	3,815,102	$55,917,405

Class R2 Shares
Shares sold	7,414	$104,727	13,188	$189,391
Reinvestment of distributions	32	456	60	870
Shares reacquired	(1,046)	(14,824)	(1,469)	(20,901)
Increase	6,400	$90,359	11,779	$169,360

Class R3 Shares
Shares sold	2,116	$29,958	5,816	$82,977
Reinvestment of distributions	141	1,986	117	1,689
Shares reacquired	(1,214)	(17,095)	(193)	(2,759)
Increase	1,043	$14,849	5,740	$81,907

278

Notes to Financial Statements (unaudited)(concluded)

Short Duration Income Fund	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	658,832,793	$3,002,877,463	1,576,974,317	$7,277,261,035
Converted from Class B*	36,225	164,885	504,575	2,325,946
Reinvestment of distributions	49,754,309	226,649,747	88,762,335	408,431,033
Shares reacquired	(585,750,535)	(2,669,836,677)	(1,188,778,340)	(5,471,062,457)
Increase	122,872,792	$559,855,418	477,462,887	$2,216,955,557

Class B Shares
Shares sold	176,603	$806,010	721,452	$3,323,120
Reinvestment of distributions	79,765	364,044	170,661	786,726
Shares reacquired	(819,704)	(3,740,311)	(1,770,001)	(8,162,822)
Converted to Class A*	(36,164)	(164,885)	(503,958)	(2,325,946)
Decrease	(599,500)	$(2,735,142)	(1,381,846)	$(6,378,922)

Class C Shares
Shares sold	216,834,382	$994,594,274	650,192,067	$3,021,473,422
Reinvestment of distributions	22,813,782	104,611,799	41,982,929	194,445,547
Shares reacquired	(254,742,155)	(1,168,486,251)	(477,958,088)	(2,211,204,339)
Increase (decrease)	(15,093,991)	$(69,280,178)	214,216,908	$1,004,714,630

Class F Shares
Shares sold	664,763,526	$3,027,387,119	1,462,454,321	$6,734,897,660
Reinvestment of distributions	28,383,626	129,254,617	46,141,254	212,076,357
Shares reacquired	(514,464,928)	(2,342,879,012)	(1,079,454,763)	(4,964,034,326)
Increase	178,682,224	$813,762,724	429,140,812	$1,982,939,691

Class I Shares
Shares sold	292,243,042	$1,330,685,408	602,352,675	$2,766,833,099
Reinvestment of distributions	12,348,718	56,233,743	16,072,283	73,834,996
Shares reacquired	(268,954,563)	(1,225,031,269)	(294,027,910)	(1,351,725,223)
Increase	35,637,197	$161,887,882	324,397,048	$1,488,942,872

Class R2 Shares
Shares sold	1,567,425	$7,147,356	1,847,456	$8,511,365
Reinvestment of distributions	14,045	64,025	16,632	76,535
Shares reacquired	(580,120)	(2,644,744)	(1,208,009)	(5,571,619)
Increase	1,001,350	$4,566,637	656,079	$3,016,281

Class R3 Shares
Shares sold	11,080,165	$50,559,480	21,993,930	$101,518,123
Reinvestment of distributions	464,708	2,120,909	585,150	2,692,970
Shares reacquired	(6,052,591)	(27,621,690)	(10,738,230)	(49,645,657)
Increase	5,492,282	$25,058,699	11,840,850	$54,565,436

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

279

Approval of Advisory Contract

The Board of Trustees of the Company, including all of the Trustees who are not interested persons of the Company or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) for Income Fund, Inflation Focused Fund, and Short Duration Income Fund, certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2013. As to Convertible Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period and below the median for the three-year, five-year, and ten-year periods. As to Floating Rate Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year and three-year

280

Approval of Advisory Contract (continued)

periods and below the median for the five-year period. As to each of High Yield Fund, Income Fund, and Short Duration Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year, three-year, five-year, and ten-year periods. As to Inflation Focused Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Convertible Fund, the Board observed that the overall expense level was approximately the same as the median of the expense peer group. As to each of Floating Rate Fund and Short Duration Income Fund, the Board observed that the overall expense level was well below the median of the expense peer group. As to High Yield Fund, the Board observed that the overall expense level was slightly below the median of the expense peer group. As to each of Income Fund and Inflation Focused Fund, the Board observed that the overall expense level was below the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

281

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

282

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

283

Lord Abbett Investment Trust

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Convertible Fund Lord Abbett Floating Rate Fund Lord Abbett High Yield Fund Lord Abbett Income Fund Lord Abbett Inflation Focused Fund Lord Abbett Short Duration Income Fund

Lord Abbett Mutual Fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		LAIT-3-0514 (07/14)

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Diversified Equity Strategy Fund

Multi-Asset Balanced Opportunity Fund

Multi-Asset Growth Fund

Multi-Asset Income Fund

For the six-month period ended May 31, 2014

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation

Schedules of Investments:

10	Diversified Equity Strategy Fund

11	Multi-Asset Balanced Opportunity Fund

13	Multi-Asset Growth Fund

15	Multi-Asset Income Fund

18	Statements of Assets and Liabilities

22	Statements of Operations

24	Statements of Changes in Net Assets

28	Financial Highlights

58	Notes to Financial Statements

77	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Diversified Equity Strategy Fund,

Lord Abbett Multi-Asset Balanced Opportunity Fund,

Lord Abbett Multi-Asset Growth Fund,

and Lord Abbett Multi-Asset Income Fund

Semiannual Report

For the six-month period ended May 31, 2014

Daria L. Foster, Trustee, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the six-month period ended May 31, 2014. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Trustee, President and Chief Executive Officer

1

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 through May 31, 2014).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 12/1/13 – 5/31/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Diversified Equity Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/13	5/31/14	12/1/13 - 5/31/14
Class A
Actual	$1,000.00	$1,046.80	$ 1.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.68	$ 1.26
Class B
Actual	$1,000.00	$1,042.90	$ 5.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$ 5.04
Class C
Actual	$1,000.00	$1,042.70	$ 4.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$ 4.94
Class F
Actual	$1,000.00	$1,047.70	$ 0.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.43	$ 0.50
Class I
Actual	$1,000.00	$1,047.90	$ 0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$ 0.00
Class R2
Actual	$1,000.00	$1,044.70	$ 3.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$ 3.02
Class R3
Actual	$1,000.00	$1,045.30	$ 2.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$ 2.52

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.25% for Class A, 1.00% for Class B, 0.98% for Class C, 0.10% for Class F, 0.00% for Class I, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Diversified Equity Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation
May 31, 2014

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	19.96%
Lord Abbett Developing Growth Fund, Inc.-Class I	4.58%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	15.21%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	14.87%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	14.85%
Lord Abbett Securities Trust-International Core Equity Fund-Class I	12.14%
Lord Abbett Securities Trust-International Opportunities Fund-Class I	8.19%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	10.20%
Total	100.00%

*	Represents percent of total investments.

3

Multi-Asset Balanced Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the \relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/13	5/31/14	12/1/13 - 5/31/14
Class A*
Actual	$1,000.00	$1,063.80	$ 1.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.29	$ 1.66
Class B*
Actual	$1,000.00	$1,059.80	$ 5.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$ 5.44
Class C*
Actual	$1,000.00	$1,060.30	$ 5.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$ 5.39
Class F*
Actual	$1,000.00	$1,064.60	$ 0.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.03	$ 0.91
Class I*
Actual	$1,000.00	$1,065.10	$ 0.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.53	$ 0.40
Class P*
Actual	$1,000.00	$1,062.90	$ 2.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.29	$ 2.67
Class R2*
Actual	$1,000.00	$1,061.80	$ 3.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$ 3.43
Class R3*
Actual	$1,000.00	$1,062.60	$ 2.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$ 2.92

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.33% for Class A, 1.08% for Class B, 1.07% for Class C, 0.18% for Class F, 0.08% for Class I, 0.53% for Class P, 0.68% for Class R2 and 0.58% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
#	Does not include expenses of Underlying Funds in which Multi-Asset Balanced Opportunity Fund invests.
*	The annualized expenses of each class have been restated (0.35% for Class A, 1.10% for Class B, 1.09% for Class C, 0.20% for Class F, 0.10% for Class I, 0.55% for Class P, 0.70% for Class R2 and 0.60% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$1.80	$ 1.77
Class B	$5.65	$ 5.54
Class C	$5.60	$ 5.49
Class F	$1.03	$ 1.01
Class I	$0.51	$ 0.50
Class P	$2.83	$ 2.77
Class R2	$3.60	$ 3.53
Class R3	$3.09	$ 3.02

4

Multi-Asset Balanced Opportunity Fund (concluded)
Portfolio Holdings Presented by Portfolio Allocation
May 31, 2014

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	2.96%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	8.95%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	12.30%
Lord Abbett Investment Trust-Convertible Fund-Class I	10.17%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	5.74%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	9.95%
Lord Abbett Investment Trust-High Yield Fund-Class I	16.62%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	16.54%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	12.64%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	4.09%
Repurchase Agreement	0.04%
Total	100.00%

*	Represents percent of total investments.

5

Multi-Asset Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/13	5/31/14	12/1/13 - 5/31/14
Class A*
Actual	$1,000.00	$1,068.80	$ 1.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.29	$ 1.66
Class B*
Actual	$1,000.00	$1,064.70	$ 5.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$ 5.44
Class C*
Actual	$1,000.00	$1,064.60	$ 5.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$ 5.39
Class F*
Actual	$1,000.00	$1,069.70	$ 0.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.03	$ 0.91
Class I*
Actual	$1,000.00	$1,069.90	$ 0.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.53	$ 0.40
Class P*
Actual	$1,000.00	$1,068.50	$ 2.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.84	$ 2.12
Class R2*
Actual	$1,000.00	$1,067.20	$ 3.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$ 3.43
Class R3*
Actual	$1,000.00	$1,067.30	$ 2.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.09	$ 2.87

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.33% for Class A, 1.08% for Class B, 1.07% for Class C, 0.18% for Class F, 0.08% for Class I, 0.42% for Class P, 0.68% for Class R2 and 0.57% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Growth Fund invests.
*	The annualized expenses of each class have been restated (0.35% for Class A, 1.10% for Class B, 1.09% for Class C, 0.20% for Class F, 0.10% for Class I, 0.55% for Class P, 0.70% for Class R2 and 0.60% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$1.81	$ 1.77
Class B	$5.66	$ 5.54
Class C	$5.61	$ 5.49
Class F	$1.03	$ 1.01
Class I	$0.52	$ 0.50
Class P	$2.84	$ 2.77
Class R2	$3.61	$ 3.53
Class R3	$3.09	$ 3.02

6

Multi-Asset Growth Fund (concluded)
Portfolio Holdings Presented by Portfolio Allocation
May 31, 2014

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	7.17%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	11.97%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	15.57%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	5.14%
Lord Abbett Investment Trust-High Yield Fund-Class I	16.57%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	21.49%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	17.82%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	4.24%
Repurchase Agreement	0.03%
Total	100.00%

*	Represents percent of total investments.

7

Multi-Asset Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/13	5/31/14	12/1/13 - 5/31/14
Class A*
Actual	$1,000.00	$1,049.70	$ 1.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.29	$ 1.66
Class B*
Actual	$1,000.00	$1,045.80	$ 5.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$ 5.44
Class C*
Actual	$1,000.00	$1,046.00	$ 5.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$ 5.44
Class F*
Actual	$1,000.00	$1,051.10	$ 0.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.03	$ 0.91
Class I*
Actual	$1,000.00	$1,051.20	$ 0.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.53	$ 0.40
Class R2*
Actual	$1,000.00	$1,048.20	$ 3.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$ 3.43
Class R3*
Actual	$1,000.00	$1,049.10	$ 2.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$ 2.92

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.33% for Class A, 1.08% for Classes B and C, 0.18% for Class F, 0.08% for Class I, 0.68% for Class R2 and 0.58% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Income Fund invests.
*	The annualized expenses of each class have been restated (0.35% for Class A, 1.10% for Classes B and C, 0.20% for Class F, 0.10% for Class I, 0.70% for Class R2 and 0.60% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$1.79	$ 1.77
Class B	$5.61	$ 5.54
Class C	$5.61	$ 5.54
Class F	$1.02	$ 1.01
Class I	$0.51	$ 0.50
Class R2	$3.57	$ 3.53
Class R3	$3.07	$ 3.02

8

Multi-Asset Income Fund (concluded)
Portfolio Holdings Presented by Portfolio Allocation
May 31, 2014

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	1.50%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	0.43%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	3.93%
Lord Abbett Investment Trust-Convertible Fund-Class I	10.05%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	5.70%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	9.93%
Lord Abbett Investment Trust-High Yield Fund-Class I	26.66%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	11.45%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	5.61%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	24.58%
Repurchase Agreement	0.16%
Total	100.00%

*	Represents percent of total investments.

9

Schedule of Investments (unaudited)

DIVERSIFIED EQUITY STRATEGY FUND May 31, 2014

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.05%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,356,735	$54,547
Lord Abbett Developing Growth Fund, Inc.-Class I*(c)	469,705	12,522
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)	2,686,332	41,558
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(d)	1,871,219	40,624
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	1,668,438	40,560
Lord Abbett Securities Trust-International Core Equity Fund-Class I(f)	2,330,965	33,170
Lord Abbett Securities Trust-International Opportunities Fund-Class I(g)	1,232,876	22,364

Investments	Shares	Fair Value (000)
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(g)	1,272,740	$27,873
Total Investments in Underlying Funds (cost $212,610,543)		273,218
Liabilities in Excess of Cash and Other Assets (0.05)%		(138)
Net Assets 100.00%		$273,080

*	Non-income producing security.
(a)	Affiliated issuers (See Note 10).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is to seek capital appreciation.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$273,218	$—	$—	$273,218
Total	$273,218	$—	$—	$273,218

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the period ended May 31, 2014.

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2014

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.86%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,590,046	$58,338
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	7,924,805	176,327
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	11,029,403	242,426
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	15,163,227	200,458
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(e)	10,226,878	113,007
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(f)	30,819,071	196,009
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	40,896,006	327,577
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	34,163,798	325,923
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	10,213,554	249,006
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	17,676,523	80,605
Total Investments in Underlying Funds (cost $1,745,334,999)		1,969,676

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.03%

Repurchase Agreement
Repurchase Agreement dated 5/30/2014, Zero Coupon due 6/2/2014 with Fixed Income Clearing Corp. collateralized by $715,000 of U.S. Treasury Note at 0.625% due 11/30/2017; value: $707,447; proceeds: $692,728 (cost $692,728)	$ 693	$693
Total Investments in Securities 99.89% (cost $1,746,027,727)		1,970,369
Other Assets in Excess of Liabilities(k) 0.11%		2,081
Net Assets 100.00%		$1,972,450

(a)	Affiliated issuers (See Note 10).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts as follows:

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2014

Open Futures Contracts at May 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2014	102	Short	$(12,885,469)	$ (131,925)

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,969,676	$—	$—	$1,969,676
Repurchase Agreement	—	693	—	693
Total	$1,969,676	$693	$—	$1,970,369

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(132)	—	—	(132)
Total	$(132)	$—	$—	$(132)

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the period ended May 31, 2014.

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MULTI-ASSET GROWTH FUND May 31, 2014

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.91%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	4,727,414	$76,820
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	5,766,156	128,297
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	7,591,753	166,867
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	4,988,884	55,127
Lord Abbett Investment Trust-High Yield Fund-Class I(e)	22,173,597	177,610
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(f)	24,150,762	230,398
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(g)	7,833,745	190,987
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(h)	9,957,865	45,408
Total Investments in Underlying Funds (cost $935,660,899)		1,071,514

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.03%

Repurchase Agreement
Repurchase Agreement dated 5/30/2014, Zero Coupon due 6/2/2014 with State Street Bank and Trust Co. collateralized by $365,000 of Federal Home Loan Mortgage Corp. at 2.10% due 10/17/2022; value: $345,873; proceeds: $334,737 (cost $334,737)	$ 335	$335
Total Investments in Securities 99.94% (cost $935,995,636)		1,071,849
Other Assets in Excess of Liabilities(i) 0.06%		631
Net Assets 100.00%		$1,072,480

(a)	Affiliated issuers (See Note 10).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(h)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(i)	Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts as follows:

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET GROWTH FUND May 31, 2014

Open Futures Contracts at May 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2014	56	Short	$(7,074,375)	$(72,128)

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,071,514	$—	$—	$1,071,514
Repurchase Agreement	—	335	—	335
Total	$1,071,514	$335	$—	$1,071,849

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(72)	—	—	(72)
Total	$(72)	$—	$—	$(72)

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the period ended May 31, 2014.

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND May 31, 2014

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.26%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	1,840,479	$29,908
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	388,375	8,641
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	3,572,025	78,513
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	15,196,903	200,903
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(e)	10,304,426	113,864
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(f)	31,183,289	198,326
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	66,508,678	532,735
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	23,985,804	228,825
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	4,597,340	112,083
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	107,688,165	491,058
Total Investments in Underlying Funds (cost $1,936,190,787)		1,994,856

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.16%

Repurchase Agreement
Repurchase Agreement dated 5/30/2014, Zero Coupon due 6/2/2014 with Fixed Income Clearing Corp. collateralized by $3,270,000 of U.S. Treasury Note at 0.625% due 11/30/2017; value: $3,235,456; proceeds: $3,170,435 (cost $3,170,435)	$ 3,170	$3,170
Total Investments in Securities 99.42% (cost $1,939,361,222)		1,998,026
Other Assets in Excess of Liabilities(k) 0.58%		11,740
Net Assets 100.00%		$2,009,766

(a)	Affiliated issuers (See Note 10).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts as follows:

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND May 31, 2014

Open Futures Contracts at May 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2014	93	Short	$(11,748,516)	$(120,285)

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,994,856	$—	$—	$1,994,856
Repurchase Agreement	—	3,170	—	3,170
Total	$1,994,856	$3,170	$—	$1,998,026
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(120)	—	—	(120)
Total	$(120)	$—	$—	$(120)

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the period ended May 31, 2014.

16	See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Assets and Liabilities (unaudited)

May 31, 2014

	Diversified Equity Strategy Fund	Multi-Asset Balanced Opportunity Fund
ASSETS:
Investments in securities, at cost	$212,610,543	$1,746,027,727
Investments in securities, at fair value	$273,217,731	$1,970,369,354
Cash	62,852	—
Deposits with brokers for futures collateral	—	132,600
Receivables:
Dividends	—	2,713,318
Investment in Underlying Funds sold	—	30,000,000
Capital shares sold	382,531	7,344,515
From affiliate (See Note 3)	32,683	141,265
Variation margin	—	7,968
Prepaid expenses and other assets	75,090	108,847
Total assets	273,770,887	2,010,817,867
LIABILITIES:
Payables:
Investment in Underlying Funds purchased	—	32,816,988
Capital shares reacquired	547,639	2,489,957
12b-1 distribution fees	49,144	607,043
Trustees’ fees	14,560	177,797
Management fee	—	165,081
Distributions payable	—	1,768,523
Accrued expenses	80,008	342,917
Total liabilities	691,351	38,368,306
NET ASSETS	$273,079,536	$1,972,449,561
COMPOSITION OF NET ASSETS:
Paid-in capital	$207,195,218	$1,720,580,591
Distributions in excess of net investment income	(949,932)	(11,736,315)
Accumulated net realized gain on investments and futures contracts	6,227,062	39,395,583
Net unrealized appreciation on investments and futures contracts	60,607,188	224,209,702
Net Assets	$273,079,536	$1,972,449,561

18	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2014

	Diversified Equity Strategy Fund	Multi-Asset Balanced Opportunity Fund

Net assets by class:
Class A Shares	$165,227,292	$1,481,929,400
Class B Shares	$7,560,608	$39,648,371
Class C Shares	$67,115,513	$328,012,362
Class F Shares	$4,123,027	$49,976,920
Class I Shares	$18,290,278	$34,585,449
Class P Shares	—	$1,312,572
Class R2 Shares	$267,567	$1,978,549
Class R3 Shares	$10,495,251	$35,005,938
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	7,775,255	115,576,629
Class B Shares	363,096	3,093,254
Class C Shares	3,233,688	25,694,452
Class F Shares	194,036	3,900,424
Class I Shares	855,033	2,698,419
Class P Shares	—	102,717
Class R2 Shares	12,445	151,945
Class R3 Shares	497,848	2,734,897
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$21.25	$12.82
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75% and 2.25%, respectively)	$22.55	$13.12
Class B Shares-Net asset value	$20.82	$12.82
Class C Shares-Net asset value	$20.76	$12.77
Class F Shares-Net asset value	$21.25	$12.81
Class I Shares-Net asset value	$21.39	$12.82
Class P Shares-Net asset value	—	$12.78
Class R2 Shares-Net asset value	$21.50	$13.02
Class R3 Shares-Net asset value	$21.08	$12.80

See Notes to Financial Statements.	19

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2014

	Multi-Asset Growth Fund	Multi-Asset Income Fund
ASSETS:
Investments in securities, at cost	$935,995,636	$1,939,361,222
Investments in securities, at fair value	$1,071,849,436	$1,998,025,625
Deposits with brokers for futures collateral	72,800	120,900
Receivables:
Dividends	1,189,460	4,983,217
Investment in Underlying Funds sold	15,000,000	30,000,000
Capital shares sold	2,621,190	23,658,116
From affiliates (See Note 3)	87,898	97,804
Variation margin	4,375	7,265
Prepaid expenses and other assets	100,213	156,907
Total assets	1,090,925,372	2,057,049,834
LIABILITIES:
Payables:
Investment in Underlying Funds purchased	16,213,410	37,875,996
Capital shares reacquired	1,544,328	4,559,827
12b-1 distribution fees	325,142	720,165
Trustees’ fees	60,691	50,617
Management fee	89,707	163,898
Distributions payable	—	3,806,611
Accrued expenses	211,679	106,916
Total liabilities	18,444,957	47,284,030
NET ASSETS	$1,072,480,415	$2,009,765,804
COMPOSITION OF NET ASSETS:
Paid-in capital	$909,310,547	$1,920,739,893
Distributions in excess of net investment income	(1,492,439)	(11,121,870)
Accumulated net realized gain on investments and futures contracts	28,880,635	41,603,663
Net unrealized appreciation on investments and futures contracts	135,781,672	58,544,118
Net Assets	$1,072,480,415	$2,009,765,804

20	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2014

	Multi-Asset Growth Fund	Multi-Asset Income Fund

Net assets by class:
Class A Shares	$798,105,484	$924,959,935
Class B Shares	$24,089,700	$7,642,266
Class C Shares	$188,183,030	$598,490,465
Class F Shares	$28,807,247	$450,487,011
Class I Shares	$11,850,272	$16,230,022
Class P Shares	$1,921	—
Class R2 Shares	$266,509	$1,166,255
Class R3 Shares	$21,176,252	$10,789,850
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	41,735,825	57,938,099
Class B Shares	1,268,590	473,060
Class C Shares	9,919,771	37,046,072
Class F Shares	1,506,883	28,222,848
Class I Shares	617,137	1,021,245
Class P Shares	99.47	—
Class R2 Shares	13,746	71,530
Class R3 Shares	1,110,226	675,681
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$19.12	$15.96
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$19.56	$16.33
Class B Shares-Net asset value	$18.99	$16.15
Class C Shares-Net asset value	$18.97	$16.16
Class F Shares-Net asset value	$19.12	$15.96
Class I Shares-Net asset value	$19.20	$15.89
Class P Shares-Net asset value	$19.31	—
Class R2 Shares-Net asset value	$19.39	$16.30
Class R3 Shares-Net asset value	$19.07	$15.97

See Notes to Financial Statements.	21

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2014

	Diversified Equity Strategy Fund	Multi-Asset Balanced Opportunity Fund
Investment income:
Dividends received from Underlying Funds	$1,783,363	$27,328,028
Interest and other	—	950
Total investment income	1,783,363	27,328,978
Expenses:
Management fee	134,866	928,012
12b-1 distribution plan-Class A	205,520	1,757,734
12b-1 distribution plan-Class B	39,559	207,073
12b-1 distribution plan-Class C	321,343	1,459,511
12b-1 distribution plan-Class F	1,964	19,318
12b-1 distribution plan-Class P	—	3,244
12b-1 distribution plan-Class R2	834	5,769
12b-1 distribution plan-Class R3	24,154	85,400
Shareholder servicing	213,319	1,030,978
Registration	46,618	93,675
Reports to shareholders	9,985	64,789
Professional	16,531	18,198
Trustees’ fees	5,748	39,076
Custody	3,718	14,370
Other	5,501	15,458
Gross expenses	1,029,660	5,742,605
Expense reductions (See Note 9)	(88)	(729)
Expenses assumed by Underlying Funds (See Note 3)	(301,332)	(1,275,815)
Management fee waived (See Note 3)	(134,866)	(181,704)
Net expenses	593,374	4,284,357
Net investment income	1,189,989	23,044,621
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	6,093,558	23,936,589
Net realized gain on investments in Underlying Funds	6,472,054	54,150,471
Net realized gain on futures contracts	—	137,856
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(1,924,752)	14,261,830
Net change in unrealized appreciation/depreciation on futures contracts	—	(131,925)
Net realized and unrealized gain	10,640,860	92,354,821
Net Increase in Net Assets Resulting From Operations	$11,830,849	$115,399,442

22	See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2014

	Multi-Asset Growth Fund	Multi-Asset Income Fund
Investment income:
Dividends received from Underlying Funds	$13,826,447	$31,289,699
Total investment income	13,826,447	31,289,699
Expenses:
Management fee	507,100	808,537
12b-780701 distribution plan-Class A	953,034	937,256
12b-1 distribution plan-Class B	128,608	39,219
12b-1 distribution plan-Class C	853,543	2,430,819
12b-1 distribution plan-Class F	10,375	175,740
12b-1 distribution plan-Class P	6	—
12b-1 distribution plan-Class R2	703	3,073
12b-1 distribution plan-Class R3	48,527	24,083
Shareholder servicing	638,696	565,603
Registration	68,885	118,949
Reports to shareholders	39,161	35,968
Professional	17,638	17,487
Trustees’ fees	21,454	30,271
Custody	9,409	11,372
Other	10,440	10,257
Gross expenses	3,307,579	5,208,634
Expense reductions (See Note 9)	(384)	(674)
Expenses assumed by Underlying Funds (See Note 3)	(805,299)	(789,233)
Management fee waived (See Note 3)	(99,612)	(149,218)
Net expenses	2,402,284	4,269,509
Net investment income	11,424,163	27,020,190
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	5,687,192	23,295,310
Net realized gain on investments in Underlying Funds	27,903,851	21,220,130
Net realized gain on futures contracts	76,601	117,393
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	22,661,423	9,400,235
Net change in unrealized appreciation/depreciation on futures contracts	(72,128)	(120,285)
Net realized and unrealized gain	56,256,939	53,912,783
Net Increase in Net Assets Resulting From Operations	$67,681,102	$80,932,973

See Notes to Financial Statements.	23

Statements of Changes in Net Assets

	Diversified Equity Strategy Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2014 (unaudited)	For the Year Ended November 30, 2013
Operations:
Net investment income	$1,189,989	$1,470,817
Capital gains distributions received from Underlying Funds	6,093,558	12,517,018
Net realized gain on investments in Underlying Funds	6,472,054	14,458,595
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(1,924,752)	34,019,679
Net increase in net assets resulting from operations	11,830,849	62,466,109
Distributions to shareholders from:
Net investment income
Class A	(4,834,279)	(982,419)
Class B	(188,138)	(7,194)
Class C	(1,549,741)	(87,260)
Class F	(119,778)	(28,802)
Class I	(538,596)	(139,161)
Class P	—	(1,201)
Class R2	(3,082)	(4,237)
Class R3	(243,471)	(38,309)
Net realized gain
Class A	(10,436,987)	—
Class B	(531,462)	—
Class C	(4,178,978)	—
Class F	(248,191)	—
Class I	(1,085,198)	—
Class R2	(15,206)	—
Class R3	(566,404)	—
Total distributions to shareholders	(24,539,511)	(1,288,583)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	32,405,071	74,383,985
Reinvestment of distributions	23,255,866	1,124,794
Cost of shares reacquired	(33,214,855)	(53,185,244)
Net increase in net assets resulting from capital share transactions	22,446,082	22,323,535
Net increase in net assets	9,737,420	83,501,061
NET ASSETS:
Beginning of period	$263,342,116	$179,841,055
End of period	$273,079,536	$263,342,116
Undistributed (distributions in excess of) net investment income	$(949,932)	$5,337,164

24	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Multi-Asset Balanced Opportunity Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2014 (unaudited)	For the Year Ended November 30, 2013
Operations:
Net investment income	$23,044,621	$44,811,643
Capital gains distributions received from Underlying Funds	23,936,589	32,112,737
Net realized gain on investments in Underlying Funds	54,150,471	57,430,004
Net realized gain (loss) on futures contracts	137,856	(96,955)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	14,261,830	137,877,651
Net change in unrealized appreciation/depreciation on futures contracts	(131,925)	—
Net increase in net assets resulting from operations	115,399,442	272,135,080
Distributions to shareholders from:
Net investment income
Class A	(42,600,888)	(41,365,040)
Class B	(1,152,987)	(1,220,698)
Class C	(7,639,836)	(5,849,604)
Class F	(981,895)	(525,736)
Class I	(1,159,179)	(1,244,925)
Class P	(45,414)	(44,994)
Class R2	(54,015)	(45,509)
Class R3	(1,004,796)	(914,660)
Total distributions to shareholders	(54,639,010)	(51,211,166)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	264,365,940	422,801,657
Reinvestment of distributions	52,686,041	49,546,253
Cost of shares reacquired	(183,480,467)	(332,422,345)
Net increase in net assets resulting from capital share transactions	133,571,514	139,925,565
Net increase in net assets	194,331,946	360,849,479
NET ASSETS:
Beginning of period	$1,778,117,615	$1,417,268,136
End of period	$1,972,449,561	$1,778,117,615
Undistributed (distributions in excess of) net investment income	$(11,736,315)	$19,858,074

See Notes to Financial Statements.	25

Statements of Changes in Net Assets (continued)

	Multi-Asset Growth Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2014 (unaudited)	For the Year Ended November 30, 2013
Operations:
Net investment income	$11,424,163	$23,446,601
Capital gains distributions received from Underlying Funds	5,687,192	20,177,184
Net realized gain on investments in Underlying Funds	27,903,851	49,312,834
Net realized gain (loss) on futures contracts	76,601	(53,554)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	22,661,423	73,190,170
Net change in unrealized appreciation/depreciation on futures contracts	(72,128)	—
Net increase in net assets resulting from operations	67,681,102	166,073,235
Distributions to shareholders from:
Net investment income
Class A	(23,913,165)	(20,902,250)
Class B	(750,562)	(678,802)
Class C	(4,737,007)	(3,111,515)
Class F	(594,870)	(254,370)
Class I	(364,277)	(327,855)
Class P	(85)	(445)
Class R2	(5,961)	(6,802)
Class R3	(589,190)	(474,738)
Net realized gain
Class A	(21,431,659)	—
Class B	(780,229)	—
Class C	(4,733,646)	—
Class F	(504,521)	—
Class I	(314,020)	—
Class P	(101)	—
Class R2	(5,363)	—
Class R3	(541,369)	—
Total distributions to shareholders	(59,266,025)	(25,756,777)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	123,453,758	261,155,169
Reinvestment of distributions	57,463,910	25,035,200
Cost of shares reacquired	(100,830,724)	(195,267,781)
Net increase in net assets resulting from capital share transactions	80,086,944	90,922,588
Net increase in net assets	88,502,021	231,239,046
NET ASSETS:
Beginning of period	$983,978,394	$752,739,348
End of period	$1,072,480,415	$983,978,394
Undistributed (distributions in excess of) net investment income	$(1,492,439)	$18,038,515

26	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Income Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2014 (unaudited)	For the Year Ended November 30, 2013
Operations:
Net investment income	$27,020,190	$30,601,158
Capital gains distributions received from Underlying Funds	23,295,310	10,374,419
Net realized gain on investments in Underlying Funds	21,220,130	24,707,384
Net realized gain (loss) on futures contracts	117,393	(117,149)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	9,400,235	26,977,816
Net change in unrealized appreciation/depreciation on futures contracts	(120,285)	—
Net increase in net assets resulting from operations	80,932,973	92,543,628
Distributions to shareholders from:
Net investment income
Class A	(20,548,749)	(18,591,701)
Class B	(196,997)	(275,042)
Class C	(11,356,089)	(8,600,447)
Class F	(9,786,595)	(5,451,100)
Class I	(253,014)	(133,326)
Class R2	(27,080)	(32,039)
Class R3	(260,320)	(286,951)
Net realized gain
Class A	(13,377,613)	(1,131,053)
Class B	(168,449)	(25,988)
Class C	(8,571,212)	(589,446)
Class F	(6,066,650)	(232,962)
Class I	(98,853)	(5,352)
Class R2	(20,037)	(2,235)
Class R3	(187,530)	(19,558)
Total distributions to shareholders	(70,919,188)	(35,377,200)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	846,748,959	807,238,053
Reinvestment of distributions	61,636,828	31,447,389
Cost of shares reacquired	(207,087,272)	(235,662,877)
Net increase in net assets resulting from capital share transactions	701,298,515	603,022,565
Net increase in net assets	711,312,300	660,188,993
NET ASSETS:
Beginning of period	$1,298,453,504	$638,264,511
End of period	$2,009,765,804	$1,298,453,504
Undistributed (distributions in excess of) net investment income	$(11,121,870)	$4,286,784

See Notes to Financial Statements.	27

Financial Highlights

DIVERSIFIED EQUITY STRATEGY FUND

	Class A Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$22.38		$16.90	$15.40	$15.43	$13.66	$10.68
Investment operations:
Net investment income(a)	.11		.17	.11	.05	.02	.06
Net realized and unrealized gain (loss)	.87		5.46	1.48	(.06)	1.77	3.32
Total from investment operations	.98		5.63	1.59	(.01)	1.79	3.38
Distributions to shareholders from:
Net investment income	(.67)		(.15)	(.09)	(.02)	(.02)	(.24)
Net realized gain	(1.44)		—	—	—	—	(.16)
Total distributions	(2.11)		(.15)	(.09)	(.02)	(.02)	(.40)
Net asset value, end of period	$21.25		$22.38	$16.90	$15.40	$15.43	$13.66
Total Return(b)	4.68	%(c)	33.60%	10.39%	(.06)%	13.08%	32.96%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.12	%(c)	.25%	.25%	.28%	.35%	.35%
Expenses, including expense reductions, expenses assumed and management fee waived	.12	%(c)	.25%	.25%	.28%	.35%	.35%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.29	%(c)	.60%	.62%	.65%	.76%	.90%
Net investment income	.54	%(c)	.86%	.68%	.31%	.16%	.55%

Supplemental Data:
Net assets, end of period (000)	$165,227		$162,519	$109,293	$110,754	$100,469	$85,270
Portfolio turnover rate	5.55	%(c)	27.24%	11.66%	12.93%	7.72%	12.84%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

28	See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class B Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$21.89		$16.53	$15.08	$15.20	$13.53	$10.56
Investment operations:
Net investment income (loss)(a)	.04		.03	— (b)	(.06)	(.07)	(.02)
Net realized and unrealized gain (loss)	.84		5.35	1.45	(.06)	1.74	3.30
Total from investment operations	.88		5.38	1.45	(.12)	1.67	3.28
Distributions to shareholders from:
Net investment income	(.51)		(.02)	—	—	—	(.15)
Net realized gain	(1.44)		—	—	—	—	(.16)
Total distributions	(1.95)		(.02)	—	—	—	(.31)
Net asset value, end of period	$20.82		$21.89	$16.53	$15.08	$15.20	$13.53
Total Return(c)	4.29	%(d)	32.56%	9.62%	(.79)%	12.34%	32.08%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.50	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.66	%(d)	1.35%	1.37%	1.37%	1.41%	1.55%
Net investment income (loss)	.18	%(d)	.17%	.00%	(.37)%	(.49)%	(.17)%

Supplemental Data:
Net assets, end of period (000)	$7,561		$7,940	$6,881	$8,126	$9,215	$8,451
Portfolio turnover rate	5.55	%(d)	27.24%	11.66%	12.93%	7.72%	12.84%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	29

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class C Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$21.85		$16.51	$15.06	$15.18	$13.50	$10.55
Investment operations:
Net investment income (loss)(a)	.03		.03	(.01)	(.06)	(.07)	(.03)
Net realized and unrealized gain (loss)	.85		5.34	1.46	(.06)	1.75	3.30
Total from investment operations	.88		5.37	1.45	(.12)	1.68	3.27
Distributions to shareholders from:
Net investment income	(.53)		(.03)	—	—	—	(.16)
Net realized gain	(1.44)		—	—	—	—	(.16)
Total distributions	(1.97)		(.03)	—	—	—	(.32)
Net asset value, end of period	$20.76		$21.85	$16.51	$15.06	$15.18	$13.50
Total Return(b)	4.27	%(c)	32.61%	9.63%	(.79)%	12.44%	32.00%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.49	%(c)	.97%	.97%	.96%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.49	%(c)	.97%	.97%	.96%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.65	%(c)	1.33%	1.34%	1.32%	1.41%	1.55%
Net investment income (loss)	.17	%(c)	.14%	(.04)%	(.36)%	(.48)%	(.23)%

Supplemental Data:
Net assets, end of period (000)	$67,116		$63,087	$43,073	$40,198	$38,646	$33,007
Portfolio turnover rate	5.55	%(c)	27.24%	11.66%	12.93%	7.72%	12.84%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

30	See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class F Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$22.39		$16.90	$15.41	$15.45	$13.67	$10.69
Investment operations:
Net investment income(a)	.13		.20	.14	.05	.05	.02
Net realized and unrealized gain (loss)	.86		5.46	1.47	(.03)	1.77	3.38
Total from investment operations	.99		5.66	1.61	.02	1.82	3.40
Distributions to shareholders from:
Net investment income	(.69)		(.17)	(.12)	(.06)	(.04)	(.26)
Net realized gain	(1.44)		—	—	—	—	(.16)
Total distributions	(2.13)		(.17)	(.12)	(.06)	(.04)	(.42)
Net asset value, end of period	$21.25		$22.39	$16.90	$15.41	$15.45	$13.67
Total Return(b)	4.77	%(c)	33.79%	10.54%	.11%	13.38%	33.27%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.05	%(c)	.10%	.10%	.10%	.10%	.10%
Expenses, including expense reductions, expenses assumed and management fee waived	.05	%(c)	.10%	.10%	.10%	.10%	.10%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.21	%(c)	.46%	.47%	.47%	.51%	.64%
Net investment income	.61	%(c)	1.01%	.83%	.29%	.34%	.20%

Supplemental Data:
Net assets, end of period (000)	$4,123		$3,905	$2,821	$5,023	$1,214	$650
Portfolio turnover rate	5.55	%(c)	27.24%	11.66%	12.93%	7.72%	12.84%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	31

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class I Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$22.54		$17.02	$15.52	$15.55	$13.75	$10.75
Investment operations:
Net investment income(a)	.14		.22	.16	.09	.07	.11
Net realized and unrealized gain (loss)	.86		5.50	1.47	(.05)	1.78	3.32
Total from investment operations	1.00		5.72	1.63	.04	1.85	3.43
Distributions to shareholders from:
Net investment income	(.71)		(.20)	(.13)	(.07)	(.05)	(.27)
Net realized gain	(1.44)		—	—	—	—	(.16)
Total distributions	(2.15)		(.20)	(.13)	(.07)	(.05)	(.43)
Net asset value, end of period	$21.39		$22.54	$17.02	$15.52	$15.55	$13.75
Total Return(b)	4.79	%(c)	33.95%	10.64%	.24%	13.53%	33.35%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.16	%(c)	.36%	.37%	.37%	.41%	.53%
Net investment income	.65	%(c)	1.10%	.97%	.56%	.51%	.91%

Supplemental Data:
Net assets, end of period (000)	$18,290		$16,586	$11,877	$2,202	$1,300	$1,020
Portfolio turnover rate	5.55	%(c)	27.24%	11.66%	12.93%	7.72%	12.84%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

32	See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R2 Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$22.29		$16.85	$15.37	$15.46	$13.72	$10.71
Investment operations:
Net investment income (loss)(a)	.06		.10	.05	(.02)	(.03)	.10
Net realized and unrealized gain (loss)	.88		5.45	1.48	(.04)	1.82	3.33
Total from investment operations	.94		5.55	1.53	(.06)	1.79	3.43
Distributions to shareholders from:
Net investment income	(.29)		(.11)	(.05)	(.03)	(.05)	(.26)
Net realized gain	(1.44)		—	—	—	—	(.16)
Total distributions	(1.73)		(.11)	(.05)	(.03)	(.05)	(.42)
Net asset value, end of period	$21.50		$22.29	$16.85	$15.37	$15.46	$13.72
Total Return(b)	4.47	%(c)	33.14%	9.99%	(.39)%	13.10%	33.42%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.30	%(c)	.60%	.60%	.60%	.55%	.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.30	%(c)	.60%	.60%	.60%	.55%	.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.46	%(c)	.95%	.97%	.97%	.94%	.51%
Net investment income (loss)	.28	%(c)	.50%	.29%	(.09)%	(.23)%	.86%

Supplemental Data:
Net assets, end of period (000)	$268		$659	$617	$440	$243	$8
Portfolio turnover rate	5.55	%(c)	27.24%	11.66%	12.93%	7.72%	12.84%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	33

Financial Highlights (concluded)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R3 Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$22.20		$16.78	$15.30	$15.37	$13.62	$10.66
Investment operations:
Net investment income (loss)(a)	.08		.10	.06	— (b)	(.02)	.01
Net realized and unrealized gain (loss)	.86		5.45	1.48	(.05)	1.79	3.33
Total from investment operations	.94		5.55	1.54	(.05)	1.77	3.34
Distributions to shareholders from:
Net investment income	(.62)		(.13)	(.06)	(.02)	(.02)	(.22)
Net realized gain	(1.44)		—	—	—	—	(.16)
Total distributions	(2.06)		(.13)	(.06)	(.02)	(.02)	(.38)
Net asset value, end of period	$21.08		$22.20	$16.78	$15.30	$15.37	$13.62
Total Return(c)	4.53	%(d)	33.27%	10.15%	(.31)%	13.00%	32.62%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.25	%(d)	.50%	.50%	.50%	.50%	.50%
Expenses, including expense reductions, expenses assumed and management fee waived	.25	%(d)	.50%	.50%	.50%	.50%	.50%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.41	%(d)	.85%	.87%	.87%	.90%	1.02%
Net investment income (loss)	.38	%(d)	.52%	.40%	(.01)%	(.17)%	.12%

Supplemental Data:
Net assets, end of period (000)	$10,495		$8,646	$5,118	$3,604	$1,775	$208
Portfolio turnover rate	5.55	%(d)	27.24%	11.66%	12.93%	7.72%	12.84%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

34	See Notes to Financial Statements.

Financial Highlights

MULTI-ASSET BALANCED OPPORTUNITY FUND

	Class A Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$12.43		$10.81	$9.93	$10.18	$9.73	$7.62
Investment operations:
Net investment income(a)	.16		.34	.36	.37	.36	.36
Net realized and unrealized gain (loss)	.61		1.67	.89	(.23)	.45	2.16
Total from investment operations	.77		2.01	1.25	.14	.81	2.52
Distributions to shareholders from:
Net investment income	(.38)		(.39)	(.37)	(.39)	(.36)	(.36)
Net realized gain	—		—	—	—	—	(.05)
Total distributions	(.38)		(.39)	(.37)	(.39)	(.36)	(.41)
Net asset value, end of period	$12.82		$12.43	$10.81	$9.93	$10.18	$9.73
Total Return(b)	6.38	%(c)	18.93%	12.75%	1.21%	8.48%	34.52%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.16	%(c)	.31%	.30%	.28%	.35%	.27%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.16	%(c)	.31%	.30%	.28%	.35%	.27%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.24	%(c)	.50%	.51%	.54%	.61%	.67%
Net investment income	1.31	%(c)	2.91%	3.44%	3.56%	3.64%	4.28%

Supplemental Data:
Net assets, end of period (000)	$1,481,929		$1,366,009	$1,106,329	$997,494	$1,022,992	$970,528
Portfolio turnover rate	20.50	%(c)	29.96%	55.52%	27.86%	11.29%	21.69%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	35

Financial Highlights (continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND

	Class B Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$12.43		$10.80	$9.93	$10.18	$9.72	$7.62
Investment operations:
Net investment income(a)	.12		.25	.29	.30	.30	.30
Net realized and unrealized gain (loss)	.61		1.68	.86	(.24)	.45	2.15
Total from investment operations	.73		1.93	1.15	.06	.75	2.45
Distributions to shareholders from:
Net investment income	(.34)		(.30)	(.28)	(.31)	(.29)	(.30)
Net realized gain	—		—	—	—	—	(.05)
Total distributions	(.34)		(.30)	(.28)	(.31)	(.29)	(.35)
Net asset value, end of period	$12.82		$12.43	$10.80	$9.93	$10.18	$9.72
Total Return(b)	5.98	%(c)	18.14%	11.79%	.49%	7.88%	33.47%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.54	%(c)	1.06%	1.04%	1.00%	1.00%	.92%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.54	%(c)	1.06%	1.04%	1.00%	1.00%	.92%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.62	%(c)	1.25%	1.26%	1.25%	1.27%	1.32%
Net investment income	.95	%(c)	2.16%	2.74%	2.87%	3.00%	3.65%

Supplemental Data:
Net assets, end of period (000)	$39,648		$43,224	$49,844	$60,612	$79,950	$89,402
Portfolio turnover rate	20.50	%(c)	29.96%	55.52%	27.86%	11.29%	21.69%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

36	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND

	Class C Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$12.38		$10.77	$9.89	$10.15	$9.70	$7.60
Investment operations:
Net investment income(a)	.11		.25	.28	.30	.30	.30
Net realized and unrealized gain (loss)	.62		1.67	.89	(.24)	.44	2.16
Total from investment operations	.73		1.92	1.17	.06	.74	2.46
Distributions to shareholders from:
Net investment income	(.34)		(.31)	(.29)	(.32)	(.29)	(.31)
Net realized gain	—		—	—	—	—	(.05)
Total distributions	(.34)		(.31)	(.29)	(.32)	(.29)	(.36)
Net asset value, end of period	$12.77		$12.38	$10.77	$9.89	$10.15	$9.70
Total Return(b)	6.03	%(c)	18.05%	11.86%	.53%	7.81%	33.59%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.53	%(c)	1.05%	1.03%	.97%	1.00%	.92%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.53	%(c)	1.05%	1.03%	.97%	1.00%	.92%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.61	%(c)	1.24%	1.24%	1.23%	1.26%	1.32%
Net investment income	.92	%(c)	2.18%	2.72%	2.87%	2.99%	3.62%

Supplemental Data:
Net assets, end of period (000)	$328,012		$270,358	$191,363	$179,605	$182,662	$178,371
Portfolio turnover rate	20.50	%(c)	29.96%	55.52%	27.86%	11.29%	21.69%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	37

Financial Highlights (continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND

	Class F Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$12.42		$10.80	$9.93	$10.17	$9.72	$7.62
Investment operations:
Net investment income(a)	.16		.37	.38	.39	.38	.35
Net realized and unrealized gain (loss)	.62		1.66	.87	(.22)	.45	2.18
Total from investment operations	.78		2.03	1.25	.17	.83	2.53
Distributions to shareholders from:
Net investment income	(.39)		(.41)	(.38)	(.41)	(.38)	(.38)
Net realized gain	—		—	—	—	—	(.05)
Total distributions	(.39)		(.41)	(.38)	(.41)	(.38)	(.43)
Net asset value, end of period	$12.81		$12.42	$10.80	$9.93	$10.17	$9.72
Total Return(b)	6.46	%(c)	19.12%	12.80%	1.49%	8.76%	34.74%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.09	%(c)	.17%	.15%	.10%	.10%	.01%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.09	%(c)	.17%	.15%	.10%	.10%	.01%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.17	%(c)	.36%	.36%	.36%	.36%	.41%
Net investment income	1.28	%(c)	3.13%	3.60%	3.74%	3.80%	4.18%

Supplemental Data:
Net assets, end of period (000)	$49,977		$25,465	$9,731	$8,634	$8,039	$4,024
Portfolio turnover rate	20.50	%(c)	29.96%	55.52%	27.86%	11.29%	21.69%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

38	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND

	Class I Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$12.43		$10.80	$9.93	$10.18	$9.73	$7.63
Investment operations:
Net investment income(a)	.18		.37	.39	.41	.39	.37
Net realized and unrealized gain (loss)	.61		1.68	.87	(.24)	.45	2.17
Total from investment operations	.79		2.05	1.26	.17	.84	2.54
Distributions to shareholders from:
Net investment income	(.40)		(.42)	(.39)	(.42)	(.39)	(.39)
Net realized gain	—		—	—	—	—	(.05)
Total distributions	(.40)		(.42)	(.39)	(.42)	(.39)	(.44)
Net asset value, end of period	$12.82		$12.43	$10.80	$9.93	$10.18	$9.73
Total Return(b)	6.51	%(c)	19.33%	12.92%	1.49%	8.86%	34.82%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.04	%(c)	.06%	.05%	.00%	.00%	.00%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.04	%(c)	.06%	.05%	.00%	.00%	.00%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.12	%(c)	.25%	.26%	.26%	.26%	.32%
Net investment income	1.45	%(c)	3.16%	3.70%	3.86%	3.96%	4.32%

Supplemental Data:
Net assets, end of period (000)	$34,585		$35,744	$32,563	$28,708	$3,731	$2,737
Portfolio turnover rate	20.50	%(c)	29.96%	55.52%	27.86%	11.29%	21.69%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	39

Financial Highlights (continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND

	Class P Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$12.39		$10.77	$9.90	$10.15	$9.70	$7.60
Investment operations:
Net investment income(a)	.15		.32	.35	.37	.35	.35
Net realized and unrealized gain (loss)	.61		1.67	.86	(.25)	.45	2.15
Total from investment operations	.76		1.99	1.21	.12	.80	2.50
Distributions to shareholders from:
Net investment income	(.37)		(.37)	(.34)	(.37)	(.35)	(.35)
Net realized gain	—		—	—	—	—	(.05)
Total distributions	(.37)		(.37)	(.34)	(.37)	(.35)	(.40)
Net asset value, end of period	$12.78		$12.39	$10.77	$9.90	$10.15	$9.70
Total Return(b)	6.29	%(c)	18.76%	12.44%	1.04%	8.39%	34.33%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.26	%(c)	.51%	.49%	.45%	.45%	.38%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.26	%(c)	.51%	.49%	.45%	.45%	.38%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.34	%(c)	.70%	.71%	.70%	.71%	.77%
Net investment income	1.24	%(c)	2.72%	3.44%	3.45%	3.55%	4.23%

Supplemental Data:
Net assets, end of period (000)	$1,313		$1,538	$1,312	$2,435	$5,503	$5,813
Portfolio turnover rate	20.50	%(c)	29.96%	55.52%	27.86%	11.29%	21.69%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

40	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND

	Class R2 Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$12.62		$10.97	$10.07	$10.33	$9.84	$7.67
Investment operations:
Net investment income(a)	.14		.30	.32	.35	.32	.38
Net realized and unrealized gain (loss)	.62		1.70	.91	(.25)	.50	2.18
Total from investment operations	.76		2.00	1.23	.10	.82	2.56
Distributions to shareholders from:
Net investment income	(.36)		(.35)	(.33)	(.36)	(.33)	(.34)
Net realized gain	—		—	—	—	—	(.05)
Total distributions	(.36)		(.35)	(.33)	(.36)	(.33)	(.39)
Net asset value, end of period	$13.02		$12.62	$10.97	$10.07	$10.33	$9.84
Total Return(b)	6.18	%(c)	18.52%	12.37%	.81%	8.55%	34.77%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.34	%(c)	.66%	.65%	.60%	.56%	.00%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.34	%(c)	.66%	.65%	.60%	.56%	.00%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.42	%(c)	.85%	.86%	.86%	.81%	.29%
Net investment income	1.13	%(c)	2.54%	3.03%	3.33%	3.15%	4.54%

Supplemental Data:
Net assets, end of period (000)	$1,979		$1,862	$1,185	$1,148	$338	$10
Portfolio turnover rate	20.50	%(c)	29.96%	55.52%	27.86%	11.29%	21.69%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	41

Financial Highlights (concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND

	Class R3 Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$12.41		$10.79	$9.92	$10.17	$9.71	$7.61
Investment operations:
Net investment income(a)	.15		.31	.33	.35	.32	.31
Net realized and unrealized gain (loss)	.61		1.67	.88	(.23)	.48	2.19
Total from investment operations	.76		1.98	1.21	.12	.80	2.50
Distributions to shareholders from:
Net investment income	(.37)		(.36)	(.34)	(.37)	(.34)	(.35)
Net realized gain	—		—	—	—	—	(.05)
Total distributions	(.37)		(.36)	(.34)	(.37)	(.34)	(.40)
Net asset value, end of period	$12.80		$12.41	$10.79	$9.92	$10.17	$9.71
Total Return(b)	6.26	%(c)	18.68%	12.39%	1.01%	8.39%	34.26%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.29	%(c)	.56%	.54%	.49%	.50%	.40%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.29	%(c)	.56%	.54%	.49%	.50%	.40%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.37	%(c)	.75%	.75%	.75%	.76%	.81%
Net investment income	1.19	%(c)	2.67%	3.18%	3.32%	3.27%	3.63%

Supplemental Data:
Net assets, end of period (000)	$35,006		$33,919	$24,940	$19,595	$14,172	$1,116
Portfolio turnover rate	20.50	%(c)	29.96%	55.52%	27.86%	11.29%	21.69%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

42	See Notes to Financial Statements.

Financial Highlights

MULTI-ASSET GROWTH FUND

	Class A Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$19.02		$16.18	$14.80	$15.00	$13.87	$10.97
Investment operations:
Net investment income(a)	.22		.50	.48	.35	.34	.36
Net realized and unrealized gain (loss)	1.03		2.89	1.36	(.18)	1.08	3.44
Total from investment operations	1.25		3.39	1.84	.17	1.42	3.80
Distributions to shareholders from:
Net investment income	(.60)		(.55)	(.46)	(.37)	(.29)	(.69)
Net realized gain	(.55)		—	—	—	—	(.21)
Total distributions	(1.15)		(.55)	(.46)	(.37)	(.29)	(.90)
Net asset value, end of period	$19.12		$19.02	$16.18	$14.80	$15.00	$13.87
Total Return(b)	6.88	%(c)	21.42%	12.63%	1.07%	10.42%	37.35%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.16	%(c)	.31%	.30%	.28%	.35%	.35%
Expenses, including expense reductions, expenses assumed and management fee waived	.16	%(c)	.31%	.30%	.28%	.35%	.35%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.25	%(c)	.53%	.54%	.58%	.66%	.76%
Net investment income	1.20	%(c)	2.80%	3.07%	2.28%	2.37%	3.06%

Supplemental Data:
Net assets, end of period (000)	$798,105		$748,409	$586,960	$491,865	$423,573	$336,387
Portfolio turnover rate	13.67	%(c)	36.72%	45.58%	25.26%	7.69%	6.64%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	43

Financial Highlights (continued)

MULTI-ASSET GROWTH FUND

	Class B Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$18.90		$16.07	$14.70	$14.90	$13.78	$10.90
Investment operations:
Net investment income(a)	.16		.36	.36	.25	.25	.28
Net realized and unrealized gain (loss)	1.00		2.89	1.35	(.19)	1.08	3.43
Total from investment operations	1.16		3.25	1.71	.06	1.33	3.71
Distributions to shareholders from:
Net investment income	(.52)		(.42)	(.34)	(.26)	(.21)	(.62)
Net realized gain	(.55)		—	—	—	—	(.21)
Total distributions	(1.07)		(.42)	(.34)	(.26)	(.21)	(.83)
Net asset value, end of period	$18.99		$18.90	$16.07	$14.70	$14.90	$13.78
Total Return(b)	6.47	%(c)	20.57%	11.79%	.35%	9.73%	36.49%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.54	%(c)	1.06%	1.04%	1.00%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.54	%(c)	1.06%	1.04%	1.00%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.63	%(c)	1.28%	1.29%	1.29%	1.31%	1.41%
Net investment income	.84	%(c)	2.05%	2.36%	1.59%	1.73%	2.40%

Supplemental Data:
Net assets, end of period (000)	$24,090		$27,110	$27,278	$29,160	$33,841	$31,299
Portfolio turnover rate	13.67	%(c)	36.72%	45.58%	25.26%	7.69%	6.64%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

44	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET GROWTH FUND

	Class C Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$18.89		$16.06	$14.70	$14.90	$13.78	$10.90
Investment operations:
Net investment income(a)	.15		.37	.36	.25	.25	.28
Net realized and unrealized gain (loss)	1.01		2.89	1.35	(.18)	1.08	3.43
Total from investment operations	1.16		3.26	1.71	.07	1.33	3.71
Distributions to shareholders from:
Net investment income	(.53)		(.43)	(.35)	(.27)	(.21)	(.62)
Net realized gain	(.55)		—	—	—	—	(.21)
Total distributions	(1.08)		(.43)	(.35)	(.27)	(.21)	(.83)
Net asset value, end of period	$18.97		$18.89	$16.06	$14.70	$14.90	$13.78
Total Return(b)	6.46	%(c)	20.66%	11.77%	.41%	9.63%	36.59%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.53	%(c)	1.05%	1.03%	.97%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.53	%(c)	1.05%	1.03%	.97%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.62	%(c)	1.26%	1.27%	1.26%	1.31%	1.41%
Net investment income	.82	%(c)	2.09%	2.36%	1.59%	1.74%	2.42%

Supplemental Data:
Net assets, end of period (000)	$188,183		$161,591	$111,296	$100,379	$90,833	$83,366
Portfolio turnover rate	13.67	%(c)	36.72%	45.58%	25.26%	7.69%	6.64%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	45

Financial Highlights (continued)

MULTI-ASSET GROWTH FUND

	Class F Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$19.02		$16.17	$14.79	$14.99	$13.86	$10.97
Investment operations:
Net investment income(a)	.22		.54	.50	.38	.37	.34
Net realized and unrealized gain (loss)	1.04		2.89	1.36	(.18)	1.09	3.48
Total from investment operations	1.26		3.43	1.86	.20	1.46	3.82
Distributions to shareholders from:
Net investment income	(.61)		(.58)	(.48)	(.40)	(.33)	(.72)
Net realized gain	(.55)		—	—	—	—	(.21)
Total distributions	(1.16)		(.58)	(.48)	(.40)	(.33)	(.93)
Net asset value, end of period	$19.12		$19.02	$16.17	$14.79	$14.99	$13.86
Total Return(b)	6.97	%(c)	21.68%	12.79%	1.26%	10.69%	37.61%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.09	%(c)	.16%	.15%	.10%	.10%	.10%
Expenses, including expense reductions, expenses assumed and management fee waived	.09	%(c)	.16%	.15%	.10%	.10%	.10%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.18	%(c)	.38%	.39%	.40%	.41%	.49%
Net investment income	1.21	%(c)	3.03%	3.20%	2.43%	2.54%	2.77%

Supplemental Data:
Net assets, end of period (000)	$28,807		$16,769	$4,883	$4,150	$2,595	$751
Portfolio turnover rate	13.67	%(c)	36.72%	45.58%	25.26%	7.69%	6.64%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

46	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET GROWTH FUND

	Class I Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$19.10		$16.24	$14.85	$15.05	$13.91	$11.00
Investment operations:
Net investment income(a)	.25		.54	.50	.39	.39	.41
Net realized and unrealized gain (loss)	1.02		2.92	1.39	(.17)	1.09	3.44
Total from investment operations	1.27		3.46	1.89	.22	1.48	3.85
Distributions to shareholders from:
Net investment income	(.62)		(.60)	(.50)	(.42)	(.34)	(.73)
Net realized gain	(.55)		—	—	—	—	(.21)
Total distributions	(1.17)		(.60)	(.50)	(.42)	(.34)	(.94)
Net asset value, end of period	$19.20		$19.10	$16.24	$14.85	$15.05	$13.91
Total Return(b)	6.99	%(c)	21.76%	12.92%	1.35%	10.83%	37.83%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.04	%(c)	.06%	.05%	.00%	.00%	.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.04	%(c)	.06%	.05%	.00%	.00%	.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.13	%(c)	.28%	.30%	.30%	.31%	.41%
Net investment income	1.32	%(c)	3.04%	3.17%	2.49%	2.72%	3.50%

Supplemental Data:
Net assets, end of period (000)	$11,850		$10,957	$8,653	$1,364	$617	$490
Portfolio turnover rate	13.67	%(c)	36.72%	45.58%	25.26%	7.69%	6.64%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	47

Financial Highlights (continued)

MULTI-ASSET GROWTH FUND

	Class P Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$19.10		$16.25	$14.86	$15.06	$13.90	$10.99
Investment operations:
Net investment income(a)	.21		.47	.46	.32	.36	.46
Net realized and unrealized gain (loss)	1.04		2.91	1.36	(.17)	1.08	3.34
Total from investment operations	1.25		3.38	1.82	.15	1.44	3.80
Distributions to shareholders from:
Net investment income	(.49)		(.53)	(.43)	(.35)	(.28)	(.68)
Net realized gain	(.55)		—	—	—	—	(.21)
Total distributions	(1.04)		(.53)	(.43)	(.35)	(.28)	(.89)
Net asset value, end of period	$19.31		$19.10	$16.25	$14.86	$15.06	$13.90
Total Return(b)	6.85	%(c)	21.25%	12.42%	.91%	10.47%	37.20%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.21	%(c)	.51%	.46%	.40%	.34%	.44%
Expenses, including expense reductions, expenses assumed and management fee waived	.21	%(c)	.51%	.46%	.40%	.34%	.44%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.31	%(c)	.71%	.72%	.70%	.63%	.89%
Net investment income	1.15	%(c)	2.60%	2.91%	2.04%	2.50%	4.34%

Supplemental Data:
Net assets, end of period (000)	$2		$4	$6	$5	$1	$2
Portfolio turnover rate	13.67	%(c)	36.72%	45.58%	25.26%	7.69%	6.64%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

48	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET GROWTH FUND

	Class R2 Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$19.27		$16.39	$14.98	$15.18	$14.03	$11.02
Investment operations:
Net investment income(a)	.18		.43	.43	.30	.30	.44
Net realized and unrealized gain (loss)	1.05		2.95	1.38	(.17)	1.11	3.44
Total from investment operations	1.23		3.38	1.81	.13	1.41	3.88
Distributions to shareholders from:
Net investment income	(.56)		(.50)	(.40)	(.33)	(.26)	(.66)
Net realized gain	(.55)		—	—	—	—	(.21)
Total distributions	(1.11)		(.50)	(.40)	(.33)	(.26)	(.87)
Net asset value, end of period	$19.39		$19.27	$16.39	$14.98	$15.18	$14.03
Total Return(b)	6.72	%(c)	20.99%	12.26%	.77%	10.17%	37.89%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.34	%(c)	.66%	.65%	.60%	.58%	.08%
Expenses, including expense reductions, expenses assumed and management fee waived	.34	%(c)	.66%	.65%	.60%	.58%	.08%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.43	%(c)	.88%	.89%	.90%	.89%	.47%
Net investment income	.98	%(c)	2.39%	2.70%	1.92%	2.08%	3.62%

Supplemental Data:
Net assets, end of period (000)	$267		$149	$195	$156	$110	$41
Portfolio turnover rate	13.67	%(c)	36.72%	45.58%	25.26%	7.69%	6.64%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	49

Financial Highlights (concluded)

MULTI-ASSET GROWTH FUND

	Class R3 Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$18.98		$16.14	$14.77	$14.97	$13.84	$10.95
Investment operations:
Net investment income(a)	.20		.45	.44	.32	.28	.32
Net realized and unrealized gain (loss)	1.01		2.90	1.35	(.18)	1.13	3.46
Total from investment operations	1.21		3.35	1.79	.14	1.41	3.78
Distributions to shareholders from:
Net investment income	(.57)		(.51)	(.42)	(.34)	(.28)	(.68)
Net realized gain	(.55)		—	—	—	—	(.21)
Total distributions	(1.12)		(.51)	(.42)	(.34)	(.28)	(.89)
Net asset value, end of period	$19.07		$18.98	$16.14	$14.77	$14.97	$13.84
Total Return(b)	6.73	%(c)	21.20%	12.32%	.88%	10.31%	37.16%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.28	%(c)	.55%	.54%	.50%	.50%	.50%
Expenses, including expense reductions, expenses assumed and management fee waived	.28	%(c)	.55%	.54%	.50%	.50%	.50%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.37	%(c)	.76%	.79%	.79%	.81%	.90%
Net investment income	1.07	%(c)	2.56%	2.85%	2.06%	1.97%	2.69%

Supplemental Data:
Net assets, end of period (000)	$21,176		$18,989	$13,470	$11,969	$9,240	$439
Portfolio turnover rate	13.67	%(c)	36.72%	45.58%	25.26%	7.69%	6.64%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

50	See Notes to Financial Statements.

Financial Highlights

MULTI-ASSET INCOME FUND

	Class A Shares
	Six Months Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.99		$14.95	$14.01	$14.40	$13.57	$10.50
Investment operations:
Net investment income(a)	.28		.58	.62	.77	.79	.81
Net realized and unrealized gain (loss)	.49		1.15	1.01	(.36)	.83	3.14
Total from investment operations	.77		1.73	1.63	.41	1.62	3.95
Distributions to shareholders from:
Net investment income	(.46)		(.64)	(.62)	(.80)	(.79)	(.81)
Net realized gain	(.34)		(.05)	(.07)	—	—	(.07)
Total distributions	(.80)		(.69)	(.69)	(.80)	(.79)	(.88)
Net asset value, end of period	$15.96		$15.99	$14.95	$14.01	$14.40	$13.57
Total Return(b)	4.97	%(c)	11.77%	11.98%	2.74%	12.25%	39.35%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.16	%(c)	.31%	.30%	.28%	.35%	.34%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.16	%(c)	.31%	.30%	.28%	.35%	.34%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.22	%(c)	.49%	.50%	.54%	.66%	.81%
Net investment income	1.76	%(c)	3.72%	4.28%	5.25%	5.60%	6.75%

Supplemental Data:
Net assets, end of period (000)	$924,960		$614,499	$361,594	$257,747	$183,275	$107,807
Portfolio turnover rate	18.88	%(c)	26.82%	26.59%	46.47%	6.88%	4.09%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	51

Financial Highlights (continued)

MULTI-ASSET INCOME FUND

	Class B Shares
	Six Months Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.17		$15.11	$14.15	$14.54	$13.70	$10.60
Investment operations:
Net investment income(a)	.23		.47	.53	.67	.71	.74
Net realized and unrealized gain (loss)	.49		1.16	1.01	(.37)	.83	3.17
Total from investment operations	.72		1.63	1.54	.30	1.54	3.91
Distributions to shareholders from:
Net investment income	(.40)		(.52)	(.51)	(.69)	(.70)	(.74)
Net realized gain	(.34)		(.05)	(.07)	—	—	(.07)
Total distributions	(.74)		(.57)	(.58)	(.69)	(.70)	(.81)
Net asset value, end of period	$16.15		$16.17	$15.11	$14.15	$14.54	$13.70
Total Return(b)	4.58	%(c)	10.94%	11.16%	1.97%	11.54%	38.39%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.54	%(c)	1.06%	1.05%	1.00%	1.00%	.99%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.54	%(c)	1.06%	1.05%	1.00%	1.00%	.99%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.60	%(c)	1.24%	1.25%	1.26%	1.31%	1.46%
Net investment income	1.42	%(c)	3.00%	3.58%	4.55%	4.99%	6.10%

Supplemental Data:
Net assets, end of period (000)	$7,642		$8,181	$8,345	$9,081	$10,162	$8,846
Portfolio turnover rate	18.88	%(c)	26.82%	26.59%	46.47%	6.88%	4.09%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

52	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET INCOME FUND

	Class C Shares
	Six Months Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.17		$15.12	$14.17	$14.55	$13.71	$10.61
Investment operations:
Net investment income(a)	.22		.47	.52	.67	.70	.74
Net realized and unrealized gain (loss)	.51		1.16	1.02	(.35)	.84	3.17
Total from investment operations	.73		1.63	1.54	.32	1.54	3.91
Distributions to shareholders from:
Net investment income	(.40)		(.53)	(.52)	(.70)	(.70)	(.74)
Net realized gain	(.34)		(.05)	(.07)	—	—	(.07)
Total distributions	(.74)		(.58)	(.59)	(.70)	(.70)	(.81)
Net asset value, end of period	$16.16		$16.17	$15.12	$14.17	$14.55	$13.71
Total Return(b)	4.60	%(c)	10.91%	11.11%	2.08%	11.53%	38.36%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.54	%(c)	1.06%	1.04%	.99%	1.00%	.99%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.54	%(c)	1.06%	1.04%	.99%	1.00%	.99%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.60	%(c)	1.23%	1.25%	1.25%	1.31%	1.46%
Net investment income	1.39	%(c)	2.96%	3.52%	4.53%	4.93%	6.10%

Supplemental Data:
Net assets, end of period (000)	$598,490		$397,035	$186,976	$113,984	$60,542	$32,275
Portfolio turnover rate	18.88	%(c)	26.82%	26.59%	46.47%	6.88%	4.09%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	53

Financial Highlights (continued)

MULTI-ASSET INCOME FUND

	Class F Shares
	Six Months Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.98		$14.95	$14.01	$14.40	$13.56	$10.50
Investment operations:
Net investment income(a)	.29		.60	.64	.80	.81	.84
Net realized and unrealized gain (loss)	.50		1.15	1.01	(.36)	.85	3.13
Total from investment operations	.79		1.75	1.65	.44	1.66	3.97
Distributions to shareholders from:
Net investment income	(.47)		(.67)	(.64)	(.83)	(.82)	(.84)
Net realized gain	(.34)		(.05)	(.07)	—	—	(.07)
Total distributions	(.81)		(.72)	(.71)	(.83)	(.82)	(.91)
Net asset value, end of period	$15.96		$15.98	$14.95	$14.01	$14.40	$13.56
Total Return(b)	5.11	%(c)	11.94%	12.07%	2.92%	12.61%	39.59%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.09	%(c)	.17%	.15%	.10%	.10%	.09%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.09	%(c)	.17%	.15%	.10%	.10%	.09%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.15	%(c)	.34%	.35%	.36%	.41%	.54%
Net investment income	1.83	%(c)	3.85%	4.37%	5.44%	5.70%	6.71%

Supplemental Data:
Net assets, end of period (000)	$450,487		$264,414	$72,875	$32,387	$13,237	$1,071
Portfolio turnover rate	18.88	%(c)	26.82%	26.59%	46.47%	6.88%	4.09%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

54	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET INCOME FUND

	Class I Shares
	Six Months Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.92		$14.89	$13.96	$14.35	$13.52	$10.47
Investment operations:
Net investment income(a)	.28		.60	.66	.80	.84	.85
Net realized and unrealized gain (loss)	.51		1.16	1.00	(.35)	.83	3.12
Total from investment operations	.79		1.76	1.66	.45	1.67	3.97
Distributions to shareholders from:
Net investment income	(.48)		(.68)	(.66)	(.84)	(.84)	(.85)
Net realized gain	(.34)		(.05)	(.07)	—	—	(.07)
Total distributions	(.82)		(.73)	(.73)	(.84)	(.84)	(.92)
Net asset value, end of period	$15.89		$15.92	$14.89	$13.96	$14.35	$13.52
Total Return(b)	5.12	%(c)	12.10%	12.15%	3.03%	12.66%	39.75%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.04	%(c)	.07%	.05%	.00%	.00%	.00%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.04	%(c)	.07%	.05%	.00%	.00%	.00%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.10	%(c)	.24%	.25%	.26%	.31%	.45%
Net investment income	1.81	%(c)	3.87%	4.53%	5.50%	6.01%	6.85%

Supplemental Data:
Net assets, end of period (000)	$16,230		$4,531	$1,655	$426	$197	$269
Portfolio turnover rate	18.88	%(c)	26.82%	26.59%	46.47%	6.88%	4.09%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	55

Financial Highlights (continued)

MULTI-ASSET INCOME FUND

	Class R2 Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.31		$15.24	$14.28	$14.66	$13.74	$10.56
Investment operations:
Net investment income(a)	.26		.54	.57	.74	.83	.87
Net realized and unrealized gain (loss)	.50		1.17	1.03	(.36)	.85	3.16
Total from investment operations	.76		1.71	1.60	.38	1.68	4.03
Distributions to shareholders from:
Net investment income	(.43)		(.59)	(.57)	(.76)	(.76)	(.78)
Net realized gain	(.34)		(.05)	(.07)	—	—	(.07)
Total distributions	(.77)		(.64)	(.64)	(.76)	(.76)	(.85)
Net asset value, end of period	$16.30		$16.31	$15.24	$14.28	$14.66	$13.74
Total Return(b)	4.82	%(c)	11.35%	11.54%	2.48%	12.51%	39.87%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.34	%(c)	.66%	.64%	.59%	.11%	.00%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.34	%(c)	.66%	.64%	.59%	.11%	.00%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.40	%(c)	.84%	.85%	.87%	.42%	.44%
Net investment income	1.60	%(c)	3.40%	3.80%	5.02%	5.83%	7.20%

Supplemental Data:
Net assets, end of period (000)	$1,166		$969	$719	$190	$16	$10
Portfolio turnover rate	18.88	%(c)	26.82%	26.59%	46.47%	6.88%	4.09%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

56	See Notes to Financial Statements.

Financial Highlights (concluded)

MULTI-ASSET INCOME FUND

	Class R3 Shares
	Six Months Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.99		$14.96	$14.02	$14.41	$13.57	$10.51
Investment operations:
Net investment income(a)	.26		.54	.59	.74	.75	.80
Net realized and unrealized gain (loss)	.50		1.14	1.01	(.36)	.86	3.13
Total from investment operations	.76		1.68	1.60	.38	1.61	3.93
Distributions to shareholders from:
Net investment income	(.44)		(.60)	(.59)	(.77)	(.77)	(.80)
Net realized gain	(.34)		(.05)	(.07)	—	—	(.07)
Total distributions	(.78)		(.65)	(.66)	(.77)	(.77)	(.87)
Net asset value, end of period	$15.97		$15.99	$14.96	$14.02	$14.41	$13.57
Total Return(b)	4.91	%(c)	11.50%	11.63%	2.53%	12.16%	39.01%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.29	%(c)	.56%	.54%	.49%	.50%	.50%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.29	%(c)	.56%	.54%	.49%	.50%	.50%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.35	%(c)	.73%	.75%	.76%	.80%	.98%
Net investment income	1.65	%(c)	3.47%	4.02%	5.04%	5.29%	6.82%

Supplemental Data:
Net assets, end of period (000)	$10,790		$8,825	$6,092	$4,348	$2,394	$107
Portfolio turnover rate	18.88	%(c)	26.82%	26.59%	46.47%	6.88%	4.09%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	57

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of twelve funds. This report covers the following four funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Growth Fund (“Multi-Asset Growth Fund”) and Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Class A, B, C, F, I, P, R2 and R3 shares. Diversified Equity Strategy Fund’s and Multi-Asset Income Fund’s Class P shares were fully redeemed on November 27, 2013. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. The Funds no longer issue Class B shares for purchase.

Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Growth Fund’s investment objective is to seek long-term capital appreciation and growth of income. Multi-Asset Income Fund’s investment objective is to seek a high level of current income. The Funds invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are

58

Notes to Financial Statements (unaudited)(continued)

allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income and capital gains distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2010 through November 30, 2013. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell index futures contracts to manage cash, to adjust exposure to the direction of interest rates or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of May 31, 2014, all Funds, except Diversified Equity Strategy Fund, had open futures contracts.

(g)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-

59

Notes to Financial Statements (unaudited)(continued)

tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

60

Notes to Financial Statements (unaudited)(continued)

The management fee is based on each Fund’s average daily net assets at an annual rate of .10%.(1)

For the six months ended May 31, 2014, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Effective
Management Fee
Diversified Equity Strategy Fund	.00%
Multi-Asset Balanced Opportunity Fund	.08%
Multi-Asset Growth Fund	.08%
Multi-Asset Income Fund	.08%

(1)	For the period April 1, 2014 and continuing through March 31, 2015, Lord Abbett has contractually agreed to waive .05% of its annual management fee for Diversified Equity Strategy Fund. This agreement may be terminated only upon the approval of the Board. For the period ended May 31, 2014, Lord Abbett voluntarily waived an additional .05% of its annual management fee for Diversified Equity Strategy Fund. For the twelve month period through March 31, 2014, Lord Abbett had contractually agreed to waive .03% of its annual management fee for Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund, and Multi-Asset Income Fund. Effective April 1, 2014, the contractual waiver expired for Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund, and Multi-Asset Income Fund.

The Funds have each entered into a Servicing Arrangement with the Underlying Funds in which they each invest, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of the Funds in proportion to the average daily value of total Underlying Fund shares owned by each of the Funds. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on each Fund’s Statement of Operations and Receivables from affiliates on each Fund’s Statement of Assets and Liabilities.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	—	.75%	.75%	.10%	.20%	.35%	.25%

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2014:

	Distributor Commissions	Dealers’ Concessions
Diversified Equity Strategy Fund	$55,913	$309,457
Multi-Asset Balanced Opportunity Fund	159,304	1,040,953
Multi-Asset Growth Fund	86,804	586,357
Multi-Asset Income Fund	247,874	1,611,295

61

Notes to Financial Statements (unaudited)(continued)

Distributor received the following amount of CDSCs for the six months ended May 31, 2014:

	Class A	Class C
Diversified Equity Strategy Fund	$781	$3,765
Multi-Asset Balanced Opportunity Fund	7,861	16,403
Multi-Asset Growth Fund	3,440	9,122
Multi-Asset Income Fund	28,797	55,298

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund; declared and paid quarterly for Multi-Asset Growth Fund; and declared and paid annually for Diversified Equity Strategy Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2014 and the fiscal year ended November 30, 2013 was as follows:

	Diversified Equity Strategy Fund		Multi-Asset Balanced Opportunity Fund
	Six Months Ended 5/31/2014 (unaudited)	Year Ended 11/30/2013	Six Months Ended 5/31/2014 (unaudited)	Year Ended 11/30/2013
Distributions paid from:
Tax-exempt income	$—	$—	$75,766	$71,078
Ordinary income	7,477,085	1,288,583	54,563,244	51,140,088
Net long-term capital gains	17,062,426	—	—	—
Total distributions paid	$24,539,511	$1,288,583	$54,639,010	$51,211,166

	Multi-Asset Growth Fund		Multi-Asset Income Fund
	Six Months Ended 5/31/2014 (unaudited)	Year Ended 11/30/2013	Six Months Ended 5/31/2014 (unaudited)	Year Ended 11/30/2013
Distributions paid from:
Tax-exempt income	$76,328	$76,215	$68,173	$54,055
Ordinary income	30,866,952	25,680,562	43,211,129	33,316,551
Net long-term capital gains	28,322,745	—	27,639,886	2,006,594
Total distributions paid	$59,266,025	$25,756,777	$70,919,188	$35,377,200

62

Notes to Financial Statements (unaudited)(continued)

As of November 30, 2013, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2018	2019	Total
Multi-Asset Balanced Opportunity Fund	$3,928,292	$21,987,750	$25,916,042

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of May 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Diversified Equity Strategy Fund	Multi-Asset Balanced Opportunity Fund
Tax cost	$218,948,194	$1,758,930,657
Gross unrealized gain	54,269,537	211,438,697
Net unrealized security gain	$54,269,537	$211,438,697

	Multi-Asset Growth Fund	Multi-Asset Income Fund
Tax cost	$940,620,554	$1,942,379,237
Gross unrealized gain	131,228,882	56,669,757
Gross unrealized loss	—	(1,023,369)
Net unrealized security gain	$131,228,882	$55,646,388

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2014 were as follows:

	Purchases	Sales
Diversified Equity Strategy Fund	$20,877,036	$15,034,396
Multi-Asset Balanced Opportunity Fund	506,470,494	382,960,038
Multi-Asset Growth Fund	177,613,184	139,707,206
Multi-Asset Income Fund	981,858,067	306,758,915

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2014.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into U.S. Treasury futures contracts for the six months ended May 31, 2014 (as described in note 2(f)) to adjust exposure to the direction of interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

63

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended May 31, 2014, were as follows:

Multi-Asset Balanced Opportunity Fund			Multi-Asset Growth Fund
Asset Derivatives	Interest Rate Contracts	Total	Interest Rate Contracts	Total
Futures Contracts(1)	$—	$—	$—	$—

	Interest Rate		Interest Rate
Liability Derivatives	Contracts	Total	Contracts	Total
Futures Contracts(1)	$131,925	$131,925	$72,128	$72,128

Multi-Asset Income Fund
Asset Derivatives	Interest Rate Contracts	Total
Futures Contracts(1)	$—	$—

Liability Derivatives	Interest Rate Contracts	Total
Futures Contracts(1)	$120,285	$120,285

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day margin variation is reported within the Statement of Assets and Liabilities.

Multi-Asset Balanced Opportunity Fund			Multi-Asset Growth Fund
	Interest Rate Contracts	Total	Interest Rate Contracts	Total
Net Realized Gain (Loss)(1)
Futures Contracts	$137,856	$137,856	$76,601	$76,601
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$(131,925)	$(131,925)	$(72,128)	$(72,128)
Average Number of Contracts*
Futures Contracts	28	28	15	15

	Multi-Asset Income Fund
	Interest Rate Contracts	Total
Net Realized Gain (Loss)(1)
Futures Contracts	$117,393	$117,393
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$(120,285)	$(120,285)
Average Number of Contracts*
Futures Contracts	25	25

*	Calculated based on the number of contracts for the six months ended May 31, 2014.
(1)	Statements of Operations location: Net realized gain on futures contracts.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01

64

Notes to Financial Statements (unaudited)(continued)

“Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

Multi-Asset Balanced Opportunity Fund

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$692,728	$—	$692,728
Total	$692,728	$—	$692,728

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$692,728	$—	$—	$(692,728)	$—
Total	$692,728	$—	$—	$(692,728)	$—

Multi-Asset Growth Fund

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$334,737	$—	$334,737
Total	$334,737	$—	$334,737

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$334,737	$—	$—	$(334,737)	$—
Total	$334,737	$—	$—	$(334,737)	$—

65

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Income Fund

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$3,170,435	$—	$3,170,435
Total	$3,170,435	$—	$3,170,435

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,170,435	$—	$—	$(3,170,435)	$—
Total	$3,170,435	$—	$—	$(3,170,435)	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount owed to the Fund by each counterparty as of May 31, 2014.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

66

Notes to Financial Statements (unaudited)(continued)

10.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the six months ended May 31, 2014:

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2013	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2014	Fair Value at 5/31/2014	Net Realized Gain 12/1/2013 to 5/31/2014		Dividend Income 12/1/2013 to 5/31/2014
Lord Abbett Affiliated Fund, Inc.–Class I	3,405,980	311,975	(361,220)	3,356,735	$54,546,937	$2,139,949		$769,841
Lord Abbett Developing Growth Fund, Inc.–Class I	472,562	14,316	(17,173)	469,705	12,522,327	285,441		—
Lord Abbett Securities Trust–Fundamental Equity Fund–Class I	2,661,016	102,231	(76,915)	2,686,332	41,557,563	277,313		—
Lord Abbett Securities Trust–Growth Leaders Fund–Class I	1,913,999	102,615	(145,395)	1,871,219	40,624,171	1,588,026		—
Lord Abbett Research Fund, Inc.–Growth Opportunities Fund– Class I	1,437,277	303,889	(72,728)	1,668,438	40,559,731	6,962,965	(a)	—
Lord Abbett Securities Trust–International Core Equity Fund–Class I	2,225,700	230,343	(125,078)	2,330,965	33,169,626	757,813		692,464
Lord Abbett Securities Trust–International Opportunities Fund– Class I	1,195,860	55,962	(18,946)	1,232,876	22,364,367	205,713		321,058
Lord Abbett Securities Trust–Value Opportunities Fund–Class I	1,288,773	23,048	(39,081)	1,272,740	27,873,009	348,392		—
Total					$273,217,731	$12,565,612		$1,783,363

(a)	Includes $6,093,558 of distributed capital gains.

67

Notes to Financial Statements (unaudited)(continued)

Multi–Asset Balanced Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2013	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2014	Fair Value at 5/31/2014	Net Realized Gain (Loss) 12/1/2013 to 5/31/2014		Dividend Income 12/1/2013 to 5/31/2014
Lord Abbett Affiliated Fund, Inc.–Class I	4,693,534	4,389,586	(5,493,074)	3,590,046	$58,338,246	$16,406,178		$1,211,013
Lord Abbett Equity Trust–Calibrated Large Cap Value Fund–Class I	7,501,426	423,379	—	7,924,805	176,326,904	—		—
Lord Abbett Equity Trust–Calibrated Mid Cap Value Fund–Class I	8,946,428	2,082,975	—	11,029,403	242,426,278	—		—
Lord Abbett Investment Trust–Convertible Fund–Class I	14,930,608	7,926,612	(7,693,993)	15,163,227	200,457,863	35,564,962	(a)	3,129,890
Lord Abbett Investment Trust–Core Fixed Income Fund–Class I	7,312,511	2,939,182	(24,815)	10,226,878	113,007,007	(10,552)		1,234,041
Lord Abbett Global Fund, Inc.–Emerging Markets Currency Fund–Class I	23,492,987	9,387,380	(2,061,296)	30,819,071	196,009,292	83,094		2,105,224
Lord Abbett Investment Trust–High Yield Fund–Class I	38,485,186	3,675,845	(1,265,025)	40,896,006	327,577,008	13,164,312	(b)	9,645,015
Lord Abbett Municipal Income Fund–High Yield Municipal Bond Fund–Class I	1,605,789	575,271	(2,181,060)	—	—	431,605		313,045
Lord Abbett Securities Trust–International Dividend Income Fund–Class I	27,769,979	6,580,687	(186,868)	34,163,798	325,922,629	361,910		5,725,723
Lord Abbett Mid Cap Stock Fund, Inc.–Class I	11,992,341	107,823	(1,886,610)	10,213,554	249,006,453	12,746,594		1,958,349
Lord Abbett Investment Trust–Short Duration Income Fund–Class I	18,721,978	20,583,097	(21,628,552)	17,676,523	80,604,946	(661,043	)(c)	2,005,728
Total					$1,969,676,626	$78,087,060		$27,328,028

(a)	Includes $13,509,738 of distributed capital gains.
(b)	Includes $10,312,137 of distributed capital gains.
(c)	Includes $114,714 of distributed capital gains.

68

Notes to Financial Statements (unaudited)(continued)

Multi–Asset Growth Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2013	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2014	Fair Value at 5/31/2014	Net Realized Gain (Loss) 12/1/2013 to 5/31/2014		Dividend Income 12/1/2013 to 5/31/2014
Lord Abbett Affiliated Fund, Inc.–Class I	4,646,216	688,649	(607,451)	4,727,414	$76,820,483	$2,555,039		$973,130
Lord Abbett Equity Trust–Calibrated Large Cap Value Fund–Class I	5,766,156	—	—	5,766,156	128,296,969	—		—
Lord Abbett Equity Trust–Calibrated Mid Cap Value Fund–Class I	5,287,007	2,304,746	—	7,591,753	166,866,724	—		—
Lord Abbett Investment Trust–Core Fixed Income Fund–Class I	3,636,109	1,368,308	(15,533)	4,988,884	55,127,167	(4,836)		597,545
Lord Abbett Investment Trust–High Yield Fund–Class I	20,842,042	2,016,811	(685,256)	22,173,597	177,610,511	5,826,822	(a)	5,237,491
Lord Abbett Municipal Income Fund, Inc.– High Yield Municipal Bond Fund–Class I	1,720,001	174,714	(1,894,715)	—	—	382,949		300,998
Lord Abbett Securities Trust–International Dividend Income Fund–Class I	19,525,816	4,972,837	(347,891)	24,150,762	230,398,268	178,313		4,136,226
Lord Abbett Mid Cap Stock Fund, Inc.–Class I	9,557,114	391,976	(2,115,345)	7,833,745	190,986,711	20,343,745		1,560,677
Lord Abbett Investment Trust–Short Duration Income Fund–Class I	11,067,377	6,582,823	(7,692,335)	9,957,865	45,407,866	(518,210	)(b)	1,020,380
Lord Abbett Securities Trust–Value Opportunities Fund–Class I	672,772	—	(672,772)	—	—	4,827,221		—
Total					$1,071,514,699	$33,591,043		$13,826,447

(a)	Includes $5,619,771 of distributed capital gains.
(b)	Includes $67,421 of distributed capital gains.

69

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Income Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2013	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2014	Fair Value at 5/31/2014	Net Realized Gain (Loss) 12/1/2013 to 5/31/2014		Dividend Income 12/1/2013 to 5/31/2014
Lord Abbett Affiliated Fund, Inc.–Class I	1,556,417	5,345,651	(5,061,589)	1,840,479	$29,907,783	$2,847,647		$627,055
Lord Abbett Equity Trust–Calibrated Large Cap Value Fund–Class I	388,375	—	—	388,375	8,641,351	—		—
Lord Abbett Equity Trust–Calibrated Mid Cap Value Fund–Class I	3,174,441	397,584	—	3,572,025	78,513,116	—		—
Lord Abbett Investment Trust–Convertible Fund–Class I	11,287,985	11,036,062	(7,127,144)	15,196,903	200,903,063	29,077,816	(a)	2,541,577
Lord Abbett Investment Trust–Core Fixed Income Fund–Class I	5,318,843	5,011,718	(26,135)	10,304,426	113,863,905	(11,148)		1,079,100
Lord Abbett Global Fund, Inc.–Emerging Markets Currency Fund–Class I	17,132,826	15,360,053	(1,309,590)	31,183,289	198,325,721	(350,349)		1,831,589
Lord Abbett Investment Trust–High Yield Fund–Class I	43,940,641	23,408,822	(840,785)	66,508,678	532,734,510	12,508,277	(b)	13,277,617
Lord Abbett Municipal Income Fund, Inc.– High Yield Municipal Bond Fund–Class I	1,454,439	788,282	(2,242,721)	—	—	458,831		292,495
Lord Abbett Securities Trust–International Dividend Income Fund–Class I	12,869,903	11,160,570	(44,669)	23,985,804	228,824,566	70,234		3,177,605
Lord Abbett Mid Cap Stock Fund, Inc.–Class I	3,154,278	1,443,062	—	4,597,340	112,083,142	—		515,094
Lord Abbett Investment Trust–Short Duration Income Fund–Class I	68,837,720	58,654,979	(19,804,534)	107,688,165	491,058,033	(85,868	)(c)	7,947,567
Total					$1,994,855,190	$44,515,440		$31,289,699

(a)	Includes $10,679,423 of distributed capital gains.
(b)	Includes $12,177,740 of distributed capital gains.
(c)	Includes $438,147 of distributed capital gains.

11.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	INVESTMENT RISKS

The Funds invest principally in the Underlying Funds and, as a result, a Fund’s performance is directly related to the Underlying Fund’s performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and

70

Notes to Financial Statements (unaudited)(continued)

on the Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds’ investments and the NAVs of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Underlying Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund fail to produce the intended result, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The Underlying Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

Because Multi-Asset Income Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with fixed income securities. Similarly, since Diversified Equity Strategy Fund generally will be invested in equity funds and Multi-Asset Growth Fund will be more heavily invested in equity funds than fixed income funds, each will be more affected by the risks associated with stocks and other equity investments. Given Multi-Asset Balanced Opportunity Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

Each Fund may invest in derivatives, either directly or through its Underlying Funds. The risks associated with derivatives may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect each Fund’s performance.

71

Notes to Financial Statements (unaudited)(continued)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Diversified Equity Strategy Fund	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	908,757	$19,133,243	2,584,044	$51,191,036
Converted from Class B*	5,217	108,903	14,380	282,502
Reinvestment of distributions	737,948	15,135,314	56,311	970,245
Shares reacquired	(1,137,558)	(23,733,141)	(1,860,700)	(36,590,094)
Increase	514,364	$10,644,319	794,035	$15,853,689

Class B Shares
Shares sold	19,310	$416,133	17,115	$324,422
Reinvestment of distributions	35,255	711,097	417	7,082
Shares reacquired	(48,815)	(1,014,893)	(56,575)	(1,081,594)
Converted to Class A*	(5,314)	(108,903)	(14,649)	(282,502)
Increase (decrease)	436	$3,434	(53,692)	$(1,032,592)

Class C Shares
Shares sold	383,559	$7,900,920	760,134	$14,780,857
Reinvestment of distributions	269,805	5,423,076	4,980	84,314
Shares reacquired	(306,809)	(6,295,632)	(487,467)	(9,328,632)
Increase	346,555	$7,028,364	277,647	$5,536,539

Class F Shares
Shares sold	36,113	$753,642	128,832	$2,426,340
Reinvestment of distributions	14,121	289,471	1,233	21,218
Shares reacquired	(30,570)	(638,978)	(122,600)	(2,302,976)
Increase	19,664	$404,135	7,465	$144,582

Class I Shares
Shares sold	92,694	$1,963,988	89,057	$1,742,900
Reinvestment of distributions	42,111	868,746	9	158
Shares reacquired	(15,694)	(336,881)	(50,988)	(1,046,201)
Increase	119,111	$2,495,853	38,078	$696,857

Class P Shares
Shares sold	—	$—	671	$13,145
Reinvestment of distributions	—	—	69	1,201
Shares reacquired	—	—	(10,178)	(223,938)
Increase (decrease)	—	$—	(9,438)	$(209,592)

Class R2 Shares
Shares sold	1,156	$24,699	12,604	$240,788
Reinvestment of distributions	880	18,289	132	2,267
Shares reacquired	(19,166)	(420,625)	(19,808)	(409,649)
Decrease	(17,130)	$(377,637)	(7,072)	$(166,594)

72

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	105,948	$2,212,446	190,899	$3,664,497
Reinvestment of distributions	39,758	809,873	2,236	38,309
Shares reacquired	(37,323)	(774,705)	(108,693)	(2,202,160)
Increase	108,383	$2,247,614	84,442	$1,500,646

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Multi-Asset Balanced Opportunity Fund	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	12,767,272	$158,827,681	25,355,991	$297,823,612
Converted from Class B*	95,210	1,187,234	697,333	8,170,577
Reinvestment of distributions	3,405,950	41,914,465	3,523,081	40,760,518
Shares reacquired	(10,583,923)	(131,650,022)	(22,051,145)	(259,231,694)
Increase	5,684,509	$70,279,358	7,525,260	$87,523,013

Class B Shares
Shares sold	82,874	$1,019,706	244,970	$2,877,922
Reinvestment of distributions	89,378	1,096,472	101,273	1,159,164
Shares reacquired	(462,192)	(5,735,192)	(783,878)	(9,130,515)
Converted to Class A*	(95,315)	(1,187,234)	(698,058)	(8,170,577)
Decrease	(385,255)	$(4,806,248)	(1,135,693)	$(13,264,006)

Class C Shares
Shares sold	5,185,568	$64,206,005	7,215,547	$85,049,931
Reinvestment of distributions	559,494	6,841,721	453,614	5,215,929
Shares reacquired	(1,890,330)	(23,401,344)	(3,604,139)	(42,068,593)
Increase	3,854,732	$47,646,382	4,065,022	$48,197,267

Class F Shares
Shares sold	2,362,525	$29,299,241	1,595,583	$19,032,885
Reinvestment of distributions	63,260	780,642	34,960	408,528
Shares reacquired	(575,383)	(7,137,836)	(481,451)	(5,678,358)
Increase	1,850,402	$22,942,047	1,149,092	$13,763,055

Class I Shares
Shares sold	399,144	$4,983,675	455,643	$5,361,038
Reinvestment of distributions	77,950	958,883	87,080	1,007,001
Shares reacquired	(655,390)	(8,202,472)	(680,384)	(8,032,053)
Decrease	(178,296)	$(2,259,914)	(137,661)	$(1,664,014)

Class P Shares
Shares sold	5,256	$65,356	15,968	$186,797
Reinvestment of distributions	3,708	45,396	3,910	44,994
Shares reacquired	(30,357)	(375,069)	(17,580)	(204,428)
Increase (decrease)	(21,393)	$(264,317)	2,298	$27,363

73

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	14,493	$182,794	66,083	$797,147
Reinvestment of distributions	3,548	44,270	3,117	36,701
Shares reacquired	(13,627)	(172,615)	(29,764)	(361,744)
Increase	4,414	$54,449	39,436	$472,104

Class R3 Shares
Shares sold	466,126	$5,781,482	1,003,223	$11,672,325
Reinvestment of distributions	81,795	1,004,192	79,086	913,418
Shares reacquired	(546,275)	(6,805,917)	(660,294)	(7,714,960)
Increase (decrease)	1,646	$(20,243)	422,015	$4,870,783

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Multi-Asset Growth Fund	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,976,879	$73,672,250	10,490,234	$185,383,161
Converted from Class B*	28,237	524,638	126,615	2,262,817
Reinvestment of distributions	2,459,224	44,872,694	1,213,086	20,696,342
Shares reacquired	(4,068,223)	(75,375,320)	(8,776,949)	(155,799,189)
Increase	2,396,117	$43,694,262	3,052,986	$52,543,131

Class B Shares
Shares sold	37,593	$695,643	89,317	$1,584,331
Reinvestment of distributions	81,901	1,482,193	39,189	659,148
Shares reacquired	(257,048)	(4,738,297)	(264,107)	(4,642,463)
Converted to Class A*	(28,429)	(524,638)	(127,451)	(2,262,817)
Decrease	(165,983)	$(3,085,099)	(263,052)	$(4,661,801)

Class C Shares
Shares sold	1,634,338	$30,051,157	2,900,649	$51,679,177
Reinvestment of distributions	482,310	8,725,833	172,616	2,917,327
Shares reacquired	(753,043)	(13,858,841)	(1,445,302)	(25,430,072)
Increase	1,363,605	$24,918,149	1,627,963	$29,166,432

Class F Shares
Shares sold	792,927	$14,773,695	802,306	$14,401,938
Reinvestment of distributions	45,116	823,052	10,341	178,282
Shares reacquired	(212,858)	(3,945,311)	(232,891)	(4,169,321)
Increase	625,185	$11,651,436	579,756	$10,410,899

Class I Shares
Shares sold	25,610	$476,859	74,539	$1,286,624
Reinvestment of distributions	22,911	419,248	6,009	103,291
Shares reacquired	(5,132)	(95,881)	(39,746)	(700,158)
Increase	43,389	$800,226	40,802	$689,757

74

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2014		Year Ended
Multi-Asset Growth Fund		(unaudited)		November 30, 2013
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,071.92	$18,740
Reinvestment of distributions	10.144	186	25.42	445
Shares reacquired	(95.950)	(1,795)	(1,287.43)	(24,381)
Decrease	(85.806)	$(1,609)	(190.09)	$(5,196)

Class R2 Shares
Shares sold	7,798	$146,305	4,633	$82,486
Reinvestment of distributions	556	10,281	375	6,488
Shares reacquired	(2,364)	(45,223)	(9,128)	(172,108)
Increase (decrease)	5,990	$111,363	(4,120)	$(83,134)

Class R3 Shares
Shares sold	197,148	$3,637,849	379,918	$6,718,712
Reinvestment of distributions	62,120	1,130,423	27,788	473,877
Shares reacquired	(149,527)	(2,770,056)	(241,722)	(4,330,089)
Increase	109,741	$1,998,216	165,984	$2,862,500

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

		Six Months Ended
		May 31, 2014		Year Ended
Multi-Asset Income Fund		(unaudited)		November 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	23,961,246	$376,351,519	21,236,583	$331,191,157
Converted from Class B*	6,130	95,791	37,960	591,586
Reinvestment of distributions	2,048,646	31,850,783	1,211,544	18,699,769
Shares reacquired	(6,514,215)	(102,084,702)	(8,230,003)	(127,760,557)
Increase	19,501,807	$306,213,391	14,256,084	$222,721,955

Class B Shares
Shares sold	19,228	$305,086	83,150	$1,307,281
Reinvestment of distributions	21,712	340,699	18,053	280,248
Shares reacquired	(67,791)	(1,074,532)	(109,814)	(1,720,170)
Converted to Class A*	(6,063)	(95,791)	(37,566)	(591,586)
Decrease	(32,914)	$(524,538)	(46,177)	$(724,227)

Class C Shares
Shares sold	14,378,269	$228,443,629	15,006,342	$237,085,443
Reinvestment of distributions	1,091,565	17,155,565	503,752	7,862,033
Shares reacquired	(2,974,450)	(47,195,591)	(3,322,764)	(52,305,190)
Increase	12,495,384	$198,403,603	12,187,330	$192,642,286

Class F Shares
Shares sold	14,424,718	$226,672,062	14,498,248	$227,148,099
Reinvestment of distributions	744,619	11,581,664	272,589	4,225,431
Shares reacquired	(3,488,583)	(54,669,179)	(3,103,138)	(48,122,964)
Increase	11,680,754	$183,584,547	11,667,699	$183,250,566

75

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended
		May 31, 2014		Year Ended
Multi-Asset Income Fund		(unaudited)		November 30, 2013
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	752,950	$11,743,561	398,850	$6,198,732
Reinvestment of distributions	16,319	253,482	4,373	67,757
Shares reacquired	(32,660)	(509,847)	(229,732)	(3,558,943)
Increase	736,609	$11,487,196	173,491	$2,707,546

Class P Shares
Shares sold	—	$—	92.000	$1,431
Reinvestment of distributions	—	—	22.000	342
Shares reacquired	—	—	(634.000)	(10,183)
Increase (decrease)	—	$—	(520.000)	$(8,410)

Class R2 Shares
Shares sold	25,219	$404,912	32,812	$519,705
Reinvestment of distributions	436	6,916	348	5,463
Shares reacquired	(13,517)	(217,942)	(20,938)	(331,379)
Increase	12,138	$193,886	12,222	$193,789

Class R3 Shares
Shares sold	179,883	$2,828,190	243,236	$3,786,205
Reinvestment of distributions	28,816	447,719	19,873	306,346
Shares reacquired	(84,878)	(1,335,479)	(118,535)	(1,853,491)
Increase	123,821	$1,940,430	144,574	$2,239,060

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

76

Investments in Underlying Funds (unaudited)

The Funds invests in Underlying Funds managed by Lord Abbett. As of May 31, 2014, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Diversified Equity Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	19.96%
Lord Abbett Developing Growth Fund, Inc. – Class I	4.58%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	15.21%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	14.87%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	14.85%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	12.14%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	8.19%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	10.20%

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	2.96%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	8.95%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	12.31%
Lord Abbett Investment Trust – Convertible Fund – Class I	10.18%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	5.74%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	9.95%
Lord Abbett Investment Trust – High Yield Fund – Class I	16.63%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	16.55%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	12.64%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	4.09%

Multi-Asset Growth Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	7.17%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	11.97%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	15.57%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	5.15%
Lord Abbett Investment Trust – High Yield Fund – Class I	16.58%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	4.24%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	17.82%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	21.50%

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	1.50%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	0.43%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	3.94%
Lord Abbett Investment Trust – Convertible Fund – Class I	10.07%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	5.71%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	9.94%
Lord Abbett Investment Trust – High Yield Fund – Class I	26.71%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	11.47%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	5.62%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	24.61%

77

Investments in Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector, as of May 31, 2014, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Pfizer, Inc.	3.67%
JPMorgan Chase & Co.	3.42%
Cisco Systems, Inc.	3.02%
Apple, Inc.	2.94%
Wal-Mart Stores, Inc.	2.84%
Intel Corp.	2.74%
Chevron Corp.	2.72%
Occidental Petroleum Corp.	2.58%
McDonald’s Corp.	2.41%
Altria Group, Inc.	2.12%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.54%
Consumer Staples	10.42%
Energy	10.96%
Financials	20.52%
Health Care	11.38%
Industrials	11.96%
Information Technology	14.07%
Materials	4.97%
Telecommunication Services	3.37%
Utilities	5.38%
Repurchase Agreement	0.43%
Total	100.00%
*	A sector may comprise several industries.

78

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.13%
Pfizer, Inc.	4.02%
Exxon Mobil Corp.	3.29%
Chevron Corp.	2.98%
Citigroup, Inc.	2.85%
Intel Corp.	2.79%
Aetna, Inc.	2.42%
Apple, Inc.	2.23%
Express Scripts Holding Co.	2.01%
Wal-Mart Stores, Inc.	1.92%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.96%
Consumer Staples	5.76%
Energy	15.26%
Financials	28.77%
Health Care	12.78%
Industrials	9.83%
Information Technology	9.48%
Materials	2.93%
Telecommunication Services	1.98%
Utilities	5.65%
Repurchase Agreement	0.60%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Cardinal Health, Inc.	2.22%
St. Jude Medical, Inc.	2.20%
CF Industries Holdings, Inc.	2.15%
AES Corp. (The)	2.10%
Rock-Tenn Co. Class A	2.07%
XL Group plc	2.02%
Rowan Cos., plc Class A	2.02%
Everest Re Group Ltd.	1.97%
Avnet, Inc.	1.95%
Great Plains Energy, Inc.	1.92%

79

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	8.91%
Consumer Staples	2.86%
Energy	7.50%
Financials	31.98%
Health Care	8.39%
Industrials	12.15%
Information Technology	10.79%
Materials	5.32%
Utilities	11.63%
Repurchase Agreement	0.47%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Priceline Group, Inc. (The), 1.00%, 3/15/2018	2.47%
MGIC Investment Corp., 5.00%, 5/1/2017	2.45%
Owens-Brockway Glass Container, Inc., 3.00%, 6/1/2015	2.43%
Wells Fargo & Co., 7.50%, TBA	2.38%
Salesforce.com, Inc., 0.25%, 4/1/2018	2.30%
NextEra Energy, Inc., 5.889%, TBA	2.26%
Omnicare, Inc., 3.50%, 2/15/2044	2.16%
Gilead Sciences, Inc., 1.625%, 5/1/2016	2.14%
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/2040	2.13%
MGM Resorts International, 4.25%, 4/15/2015	2.01%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.72%
Energy	4.65%
Financials	14.50%
Health Care	17.35%
Industrials	6.01%
Materials	6.53%
Technology	24.10%
Telecommunications	3.90%
Transportation	2.86%
Utilities	2.26%
Repurchase Agreement	5.12%
Total	100.00%
*	A sector may comprise several industries.

80

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.25%, 4/15/2016	10.55%
Federal National Mortgage Assoc., 3.50%, TBA	5.50%
U.S. Treasury Note, 1.625%, 4/30/2019	4.28%
U.S. Treasury Note, 0.625%, 7/15/2014	4.20%
U.S. Treasury Note, 0.375%, 3/15/2015	3.79%
U.S. Treasury Bond, 3.625%, 2/15/2044	3.73%
U.S. Treasury Note, 1.25%, 11/30/2018	3.71%
Government National Mortgage Assoc., 4.00%, TBA	3.45%
Federal National Mortgage Assoc., 4.50%, TBA	3.16%
U.S. Treasury Note, 2.125%, 12/31/2015	3.10%

Holdings by Sector*	% of Investments
Auto	0.31%
Basic Industry	0.49%
Consumer Cyclicals	1.40%
Consumer Discretionary	0.21%
Consumer Services	0.82%
Consumer Staples	0.79%
Energy	2.76%
Financial Services	22.39%
Foreign Government	1.25%
Health Care	0.33%
Integrated Oils	1.61%
Materials and Processing	1.73%
Municipal	1.49%
Producer Durables	0.53%
Technology	0.28%
Telecommunications	0.56%
Transportation	0.30%
U.S. Government	55.94%
Utilities	1.79%
Repurchase Agreement	5.02%
Total	100.00%
*	A sector may comprise several industries.

81

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Air Lease Corp.	1.81%
InterMune, Inc.	1.80%
Team Health Holdings, Inc.	1.70%
Cavium, Inc.	1.58%
Knight Transportation, Inc.	1.46%
SunEdison, Inc.	1.42%
Centene Corp.	1.42%
Align Technology, Inc.	1.35%
iRobot Corp.	1.32%
On Assignment, Inc.	1.28%

Holdings by Sector*	% of Investments
Consumer Discretionary	18.79%
Consumer Staples	3.83%
Energy	7.08%
Financials	5.48%
Health Care	19.99%
Industrials	13.43%
Information Technology	24.43%
Materials	5.07%
Repurchase Agreement	1.90%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
US Bank, NA, 3.778%, 4/29/2020	1.00%
Western Union Co. (The), 1.227%, 8/21/2015	0.98%
Santander Holdings USA, Inc., 4.625%, 4/16/2016	0.89%
QVC, Inc., 7.375%, 10/15/2020	0.84%
Plains Exploration & Production Co., 7.625%, 4/1/2020	0.80%
Citigroup, Inc., 0.505%, 6/9/2016	0.78%
Talisman Energy, Inc., Zero Coupon, 7/2/2014	0.78%
Hospitality Properties Trust, 5.125%, 2/15/2015	0.77%
Air Lease Corp., 5.625%, 4/1/2017	0.75%
Federal National Mortgage Assoc., 4.50%, 11/1/2018	0.74%

82

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Asset Backed	17.91%
Automotive	1.18%
Banking	8.71%
Basic Industry	2.49%
Capital Goods	1.04%
Consumer Cyclical	1.83%
Consumer Non-Cyclical	1.14%
Energy	12.28%
Financial Services	2.48%
Foreign Government	0.05%
Health Care	2.93%
Insurance	0.19%
Media	1.16%
Mortgage Backed	30.95%
Real Estate	4.01%
Services	4.40%
Technology & Electronics	1.78%
Telecommunications	1.49%
Utility	3.98%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.21%
Capital One Financial Corp.	2.49%
Cisco Systems, Inc.	2.28%
Procter & Gamble Co. (The)	2.22%
Hewlett-Packard Co.	2.01%
General Dynamics Corp.	2.00%
Comcast Corp. Class A	1.98%
Duke Energy Corp.	1.98%
Mondelez International, Inc. Class A	1.89%
Hartford Financial Services Group, Inc. (The)	1.81%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.03%
Consumer Staples	8.34%
Energy	11.12%
Financials	25.16%
Health Care	17.96%
Industrials	8.87%
Information Technology	10.40%
Materials	1.84%
Telecommunication Services	1.30%
Utilities	4.39%
Repurchase Agreement	2.59%
Total	100.00%
*	A sector may comprise several industries.

83

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Facebook, Inc. Class A.	4.22%
Apple, Inc.	3.02%
Google, Inc. Class A	2.89%
Microsoft Corp.	2.56%
Gilead Sciences, Inc.	1.90%
American Express Co.	1.51%
Walgreen Co.	1.48%
Cummins, Inc.	1.38%
Monsanto Co.	1.37%
Tiffany & Co.	1.36%

Holdings by Sector*	% of Investments
Consumer Discretionary	18.27%
Consumer Staples	7.47%
Energy	6.24%
Financials	5.90%
Health Care	12.25%
Industrials	10.28%
Information Technology	33.39%
Materials	4.82%
Utilities	1.01%
Repurchase Agreement	0.37%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Research Fund – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Affiliated Managers Group, Inc.	2.01%
AMETEK, Inc.	1.71%
Universal Health Services, Inc. Class B	1.61%
VF Corp.	1.57%
Harley-Davidson, Inc.	1.51%
Envision Healthcare Holdings, Inc.	1.47%
Avago Technologies Ltd.	1.44%
AutoZone, Inc.	1.44%
LKQ Corp.	1.43%
SanDisk Corp.	1.41%

84

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	22.47%
Consumer Staples	5.79%
Energy	5.86%
Financials	11.58%
Health Care	14.63%
Industrials	19.46%
Information Technology	16.25%
Materials	2.77%
Telecommunication Services	1.19%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Sprint Corp., 7.875%, 9/15/2023	1.71%
First Data Corp., 12.625%, 1/15/2021	0.87%
Albertson’s LLC Bridge Term Loan, 1.00%, 6/6/2022	0.74%
Seven Generations Energy Ltd. (Canada), 8.25%, 5/15/2020	0.69%
DISH DBS Corp., 5.875%, 7/15/2022	0.65%
Intelsat Luxembourg SA (Luxembourg), 7.75%, 6/1/2021	0.64%
Alliance Data Systems Corp., 6.375%, 4/1/2020	0.63%
Sabine Pass Liquefaction LLC, 6.25%, 3/15/2022	0.62%
AMC Networks, Inc., 4.75%, 12/15/2022	0.50%
Banco Popular Espanol SA, 11.50%, TBA	0.48%

Holdings by Sector*	% of Investments
Asset Backed	0.16%
Automotive	1.83%
Banking	2.81%
Basic Industry	10.99%
Capital Goods	4.76%
Consumer Cyclical	5.36%
Consumer Non-Cyclical	5.31%
Energy	14.90%
Financial Services	2.82%
Foreign Sovereign	0.16%
General Obligation	0.13%
Health Care	6.93%
Insurance	1.22%
Media	9.15%
Real Estate	0.53%
Services	14.14%
Technology & Electronics	7.01%
Telecommunications	7.83%
Utilities	3.57%
Repurchase Agreement	0.39%
Total	100.00%
*	A sector may comprise several industries.

85

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
DNB ASA	2.17%
Roche Holding AG	2.11%
Eni SpA ADR	1.88%
Heineken Holding NV	1.85%
Seimens AG Registered Shares	1.79%
Galp Energia SGPS SA	1.73%
SJM Holdings Ltd.	1.71%
Diageo plc	1.70%
Sumitomo Corp.	1.70%
Safran SA	1.70%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.74%
Consumer Staples	8.42%
Energy	5.97%
Financials	24.67%
Health Care	9.75%
Industrials	17.70%
Information Technology	6.18%
Materials	5.18%
Telecommunication Services	5.45%
Utilities	2.87%
Repurchase Agreement	3.07%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
National Australia Bank Ltd.	2.02%
TDC A/S	2.00%
Total SA ADR	1.94%
Eni SpA ADR	1.78%
BP plc	1.74%
EDP – Energias de Portugal SA	1.71%
SJM Holdings Ltd.	1.68%
Imperial Tobacco Group plc	1.67%
Banco Bilbao Vizcaya Argentaria SA	1.65%
Roche Holding AG	1.65%

86

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	8.99%
Consumer Staples	4.75%
Energy	11.03%
Financials	26.25%
Health Care	5.92%
Industrials	11.70%
Information Technology	3.23%
Materials	2.96%
Telecommunication Services	10.08%
Utilities	11.91%
Repurchase Agreement	3.18%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Air New Zealand Ltd.	1.64%
Arrow Global Group plc	1.59%
Michael Page International plc	1.57%
Sun Hung Kai & Co., Ltd.	1.54%
ams AG	1.48%
USG People NV	1.43%
Century Tokyo Leasing Corp.	1.41%
Japan Aviation Electronics Industry Ltd.	1.37%
NSK Ltd.	1.37%
3i Group plc	1.36%

Holdings by Sector*	% of Investments
Consumer Discretionary	18.23%
Consumer Staples	4.94%
Energy	5.63%
Financials	21.06%
Health Care	4.76%
Industrials	21.86%
Information Technology	13.92%
Materials	3.26%
Telecommunication Services	0.55%
Utilities	3.89%
Repurchase Agreement	1.90%
Total	100.00%
*	A sector may comprise several industries.

87

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Hartford Financial Services Group, Inc. (The)	2.25%
SunTrust Banks, Inc.	2.00%
XL Group plc	1.70%
Cimarex Energy Co.	1.69%
Fidelity National Information Services, Inc.	1.67%
Jones Lang LaSalle, Inc.	1.67%
M&T Bank Corp.	1.62%
Ryder System, Inc.	1.58%
Invesco Ltd.	1.53%
Lincoln National Corp.	1.49%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.85%
Consumer Staples	1.38%
Energy	9.37%
Financials	29.37%
Health Care	11.31%
Industrials	15.67%
Information Technology	8.80%
Materials	6.71%
Utilities	7.44%
Repurchase Agreement	1.10%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.375%, 3/15/2015	2.62%
QVC, Inc., 7.50%, 10/1/2019	0.64%
Host Hotels & Resorts LP, 6.00%, 11/1/2020	0.59%
Fidelity National Information Services, Inc., 7.875%, 7/15/2020	0.53%
Host Hotels & Resorts LP, 5.875%, 6/15/2019	0.50%
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM, 5.419%, 8/12/2048	0.50%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 4/15/2047	0.49%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/2018	0.47%
Citigroup Commercial Mortgage Trust 2007-C6 AM, 5.71%, 12/10/2049	0.46%
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2, 2.122%, 3/10/2046	0.46%

88

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Auto	0.75%
Basic Industry	0.61%
Capital Goods	0.02%
Consumer Cyclicals	4.18%
Consumer Discretionary	1.51%
Consumer Non-Cyclical	0.04%
Consumer Services	1.26%
Consumer Staples	1.09%
Energy	7.70%
Financial Services	52.78%
Foreign Government	0.63%
Health Care	4.71%
Integrated Oils	3.28%
Materials and Processing	3.00%
Municipal	0.07%
Producer Durables	0.87%
Technology	2.15%
Telecommunications	1.28%
Transportation	0.94%
U.S. Government	8.26%
Utilities	2.35%
Repurchase Agreement	2.52%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Marvell Technology Group Ltd.	1.98%
Akamai Technologies, Inc.	1.92%
American Airlines Group, Inc.	1.86%
Ryder System, Inc.	1.84%
HCC Insurance Holdings, Inc.	1.73%
Helmerich & Payne, Inc.	1.69%
American Water Works Co., Inc.	1.63%
Superior Energy Services, Inc.	1.62%
Jarden Corp.	1.53%
United Rentals, Inc.	1.51%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.99%
Consumer Staples	1.80%
Energy	11.27%
Financials	27.01%
Health Care	7.13%
Industrials	14.47%
Information Technology	12.28%
Materials	7.22%
Utilities	7.06%
Repurchase Agreement	0.77%
Total	100.00%
*	A sector may comprise several industries.

89

Approval of Advisory Contract

The Board of Trustees of the Company, including all of Trustees who are not interested persons of the Company or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) for Multi-Asset Growth Fund, Multi-Asset Income Fund, and Diversified Equity Strategy Fund, certain supplemental performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2013. As to Multi-Asset Balanced Opportunity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year and five-year periods and below the median for the three-year and ten-year periods. As to each of Multi-Asset Growth Fund and Diversified Equity Strategy Fund, the Board observed that the Fund’s investment

90

Approval of Advisory Contract (continued)

performance was above the median of the performance peer group for the one-year, three-year, and five-year periods. As to Multi-Asset Income Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year and three-year periods and above the median for the five-year period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund, Multi-Asset Income Fund, and Diversified Equity Strategy Fund, the Board observed that the overall expense level was below the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board

91

Approval of Advisory Contract (concluded)

observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

92

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

93

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust Lord Abbett Diversified Equity Strategy Fund Lord Abbett Multi-Asset Balanced Opportunity Fund Lord Abbett Multi-Asset Growth Fund Lord Abbett Multi-Asset Income Fund	LASAF-3-0514 (07/14)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:          Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: July 29, 2014

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: July 29, 2014

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: July 29, 2014